As filed with the Securities and Exchange Commission on April 29, 2005

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 40	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir
Chairman	J.B. Kittredge, Esq.	Lisa Hurley, Esq.
ProFund Advisors LLC	Ropes & Gray LLP	BISYS Fund Services
7501 Wisconsin Avenue, Suite 1000	One International Place	100 Summer St., Suite 1500
Bethesda, Maryland 20814	Boston, MA 02110-2624	Boston, MA 02110
(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Investor and Service Class Shares

May 1, 2005

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Dow 30

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

Inverse ProFunds

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraSector ProFunds

Airlines

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Leisure Goods

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Currency/Bond Benchmarked ProFunds

U.S. Government Plus

U.S. Government 30

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

Money Market ProFund

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2

4	ProFunds Overview
7	ProFunds Strategies and Risks
13	Classic ProFunds
14	Bull
15	Mid-Cap
16	Small-Cap
17	OTC
18	Dow 30
19	Large-Cap Value
20	Large-Cap Growth
21	Mid-Cap Value
22	Mid-Cap Growth
23	Small-Cap Value
24	Small-Cap Growth
25	Asia 30
25	Europe 30
27	Ultra ProFunds
28	UltraBull
29	UltraMid-Cap
30	UltraSmall-Cap
31	UltraDow 30
32	UltraOTC
33	UltraJapan
35	Inverse ProFunds
36	Bear
37	Short Mid-Cap
38	Short Small-Cap
39	Short Dow 30
40	Short OTC
41	UltraBear
42	UltraShort Mid-Cap
43	UltraShort Small-Cap
44	UltraShort Dow 30
45	UltraShort OTC
47	UltraSector ProFunds
48	Airlines
49	Banks
50	Basic Materials
51	Biotechnology
52	Consumer Goods
53	Consumer Services
54	Financials
55	Health Care
56	Industrials
57	Internet
58	Leisure Goods
59	Mobile Telecommunications
60	Oil & Gas
61	Oil Equipment, Services & Distribution
62	Pharmaceuticals
63	Precious Metals
64	Real Estate
65	Semiconductor
66	Technology
67	Telecommunications
68	Utilities
69	Currency/Bond Benchmarked ProFunds
70	U.S. Government Plus
71	U.S. Government 30
72	Rising Rates Opportunity 10
73	Rising Rates Opportunity
74	Rising U.S. Dollar
75	Falling U.S. Dollar
77	Money Market ProFund
81	General ProFunds Information
89	Shareholder Services Guide
97	ProFunds Management
101	Financial Highlights

Except for Money Market ProFund, the ProFunds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds

Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bull	S&P 500 Index®	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap	S&P MidCap 400TM Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap	Russell 2000® Index	Match (100%)	Diverse, small capitalization
Dow 30	Dow Jones Industrial AverageTM	Match (100%)	Diverse, widely traded, large capitalization
OTC	NASDAQ-100® Index	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)	Diverse, widely traded, large capitalization
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)	Diverse, widely traded, mid-capitalization
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)	Diverse, small capitalization
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)	Diverse, small capitalization
Asia 30	ProFunds Asia 30 Index	Match (100%)	Companies whose principal offices are located in the Asia/Pacific region, excluding Japan, whose securities are traded in the U.S.
Europe 30	ProFunds Europe 30 Index	Match (100%)	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

Ultra ProFunds

Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
UltraBull	S&P 500 Index	Double (200%)	Diverse, widely traded, large capitalization
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)	Diverse, widely traded, mid-capitalization
UltraSmall-Cap	Russell 2000 Index	Double (200%)	Diverse, small capitalization
UltraDow 30	Dow Jones Industrial Average	Double (200%)	Diverse, widely traded, large capitalization
UltraOTC	NASDAQ-100 Index	Double (200%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraJapan	Nikkei 225 Stock Average	Double (200%)	Large capitalization, widely traded Japanese stocks

Inverse ProFunds

Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bear	S&P 500 Index	100% of the Inverse	Diverse, widely traded, large capitalization
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse	Diverse, widely traded, mid-capitalization
Short Small-Cap	Russell 2000 Index	100% of the Inverse	Diverse, small capitalization
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse	Diverse, widely traded, large capitalization
Short OTC	NASDAQ-100 Index	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraBear	S&P 500 Index	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse	Diverse, widely traded, mid-capitalization
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse	Diverse, small capitalization
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. Non-money market ProFunds utilize the performance of an index, security or a multiple or inverse multiple thereof as their benchmark. For example, UltraBull ProFund has a daily benchmark of twice the daily return of the S&P 500 Index®.

4	< ProFunds Overview

UltraSector ProFunds

UltraSector ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Airlines	Dow Jones U.S. Airlines Index	150%	Securities representing the airline industry in the U.S. equity market
Banks	Dow Jones U.S. Banks Index	150%	Securities representing the banking industry in the U.S. equity market
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%	Securities within the basic materials sector of the U.S. equity market
Biotechnology	Dow Jones U.S. Biotechnology Index	150%	Securities representing the biotechnology industry in the U.S. equity market
Consumer Goods	Dow Jones U.S. Consumer Goods Index	150%	Securities within the consumer goods industry of the U.S. equity market
Consumer Services	Dow Jones U.S. Consumer Services Index	150%	Securities within the consumer services industry of the U.S. equity market
Financials	Dow Jones U.S. Financials Index	150%	Securities within the financial sector of the U.S. equity market
Health Care	Dow Jones U.S. Health Care Index	150%	Securities within the health care sector of the U.S. equity market
Industrials	Dow Jones U.S. Industrials Index	150%	Securities within the industrial sector of the U.S. equity market
Internet	Dow Jones Composite Internet Index	150%	U.S. equity securities of companies that generate the majority of their revenue from the Internet
Leisure Goods	Dow Jones U.S. Leisure Goods Index	150%	Securities representing the leisure goods industry in the U.S. equity market
Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	150%	Securities representing the mobile telecommunications industry in the U.S. equity market
Oil & Gas	Dow Jones U.S. Oil & Gas Index	150%	Securities within the oil and gas sector of the U.S. equity market
Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	150%	Securities representing the oil, equipment, services and distribution industry in the U.S. equity market
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%	Securities representing the pharmaceuticals industry in the U.S. equity market
Precious Metals	Dow Jones Precious Metals Index	150%	Securities of companies involved in the mining of precious metals
Real Estate	Dow Jones U.S. Real Estate Index	150%	Securities representing the real estate industry in the U.S. equity market
Semiconductor	Dow Jones U.S. Semiconductor Index	150%	Securities representing the semiconductor industry in the U.S. equity market
Technology	Dow Jones U.S. Technology Sector Index	150%	Securities within the technology sector of the U.S. equity market
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%	Securities within the telecommunications sector of the U.S. equity market
Utilities	Dow Jones U.S. Utilities Sector Index	150%	Securities within the utilities sector of the U.S. equity market

Currency/Bond Benchmarked ProFunds

Currency/Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, match (100%) the daily performance, or the inverse daily performance, of the price of the most recently issued 10-year U.S. Treasury Note, 30-year U.S. Treasury Bond or their benchmark indexes.

ProFund	Security	Daily Benchmark	Description of Security or Index
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%	U.S. Treasury securities
U.S. Government 30	Most recently issued 30-year U.S. Treasury Bond	Match (100%)	U.S. Treasury securities
Rising Rates Opportunity 10	Most recently issued 10-year U.S. Treasury Note	100% of the Inverse	U.S. Treasury securities
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse	U.S. Treasury securities
Rising U.S. Dollar	US Dollar Index®	Match (100%)	The performance of the U.S. Dollar against the change in value of six foreign currencies
Falling U.S. Dollar	US Dollar Index®	100% of the Inverse	The performance of the U.S. Dollar against the change in value of six foreign currencies

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

ProFunds Overview >	5

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6

ProFunds Strategies and Risks

“In seeking to achieve each non-money market ProFund’s investment objective, ProFund Advisors takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark.”

ProFunds Strategies and Risks >	7

ProFunds Strategies and Risks

Discussion of Principal Strategies

The following discussion of investment strategies covers all ProFunds, except Money Market ProFund which is described on page 78 of this Prospectus.

ProFunds are designed to correspond to a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security.

In seeking to achieve each non-money market ProFund’s investment objective, ProFund Advisors:

>	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that a ProFund should hold to simulate the performance of its benchmark;
>	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark;
>	may not have investment exposure to all securities or components in the index underlying each ProFund’s benchmark, or each ProFund’s weighting of investment in such securities or industries may be different from that of the index;
>	may utilize a variety of securities and financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate, index or currency such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions;
>	seeks to remain fully invested at all times in securities or financial instruments that provide exposure to each ProFund’s benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and
>	may invest in securities or instruments that are not included in the index underlying its benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund’s investment objective, including money market instruments and other income producing instruments.

Each ProFund may substitute a different index or security for the index or security underlying its benchmark and does not seek to provide correlation with its benchmark over a period of time other than daily. ProFund Advisors does not invest the assets of the ProFunds in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds. The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the following ProFunds seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks: all Mid-Cap, Small-Cap and Large-Cap ProFunds, Dow 30 ProFund, OTC ProFund, Asia 30, Europe 30 ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Short Dow 30 ProFund, Short OTC ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, U.S. Government 30, U.S. Government Plus ProFund and all UltraSector ProFunds. The investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Discussion of Principal Risks

Like all investments, investing in the ProFunds entails risks. Many factors affect the value of an investment in the ProFunds. The factors most likely to have a significant impact on each ProFund’s portfolio are called “principal risks.” The principal risks for each ProFund are identified in each ProFund’s description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds, their investment strategies and related risks.

The following risks apply to the ProFunds, as noted:

Active Investor Risk (All ProFunds). ProFund Advisors expects a significant portion of the assets invested in the ProFunds to come from professional money managers and investors who use ProFunds as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds except Money Market ProFund). The ProFunds use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The Funds’ investment in financial instruments may involve a small investment relative to the amount of risk assumed. Financial instruments are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk and counterparty risk. The use of aggressive investment techniques also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund’s benchmark index, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Concentration Risk (Asia 30, Dow 30, UltraDow 30, Short Dow 30, UltraShort Dow 30 and UltraSector ProFunds). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a fund will be more susceptible to the risks associated with that industry

8	< ProFunds Strategies and Risks

ProFunds Strategies and Risks

than a fund that does not concentrate its investments. In addition, each of Large-Cap Value, Large-Cap Growth, Short Mid-Cap, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, U.S. Government Plus, U.S. Government 30, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFunds is likely to concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance.

Correlation Risk (All ProFunds except Money Market ProFund). A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. In addition, a ProFund may invest in securities or in other financial instruments not included in its benchmark index. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each Ultra, Inverse, UltraSector, and Currency/Bond Benchmarked ProFund (excluding U.S. Government 30 ProFund and Rising U.S. Dollar ProFund) is rebalanced daily to keep leverage consistent with each Fund’s daily investment objective, therefore, mathematical compounding may prevent these ProFunds from correlating with the monthly, quarterly, annual or other period performance of their benchmarks or the inverse thereof as the case may be.

Counterparty Risk (All ProFunds except Money Market ProFund). The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into financial instruments transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality.

Credit Risk (All ProFunds). An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Fund performance. As described under “Counterparty Risk” above, the ProFunds will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

Debt Instrument Risk (Currency/Bond Benchmarked ProFunds and Money Market ProFund). Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund and Money Market ProFund invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease. Also, the securities of certain U.S. Government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk. Rising Rates Opportunity and Rising Rates Opportunity 10 ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a fund positively correlated to bond prices such as U.S. Government Plus ProFund and U.S. Government 30 ProFund.

Exchange Rate Risk (Asia 30, Europe 30, UltraJapan Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Changes in foreign currency exchange rates may affect the value of a ProFund’s investments. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Equity Risk (All Classic, Ultra, Inverse and UltraSector ProFunds). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than positively correlated funds.

Foreign Currency Risk (Asia 30, Europe 30, UltraJapan Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Investments denominated in foreign currencies bear greater risk than U.S. dollar-denominated investments. As a result, performance returns and net asset values of each ProFund may be affected significantly by fluctuations in currency exchange rates (as described above), economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. The value of an investment denominated in a foreign currency could change significantly as the currencies strengthen or weaken relative to the U.S. dollar.

Foreign Investment Risk (Asia 30, Europe 30, UltraJapan, Precious Metals UltraSector, Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S.

ProFunds Strategies and Risks >	9

ProFunds Strategies and Risks

standards. Securities or financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies as described under Exchange Rate Risk and Foreign Currency Risk above. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. ProFund Advisors does not actively seek to control the impact of foreign currency fluctuations on the ProFunds.

Foreign Money Market Instruments Risk (Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund). Investing in foreign money market instruments typically involves more risks than investing in U.S. money market instruments. These risks include those associated with the political, economic and social structures of foreign countries, the existence of less liquid markets with higher volatility than similar U.S. markets, and potentially higher transaction costs. These risks can increase the potential for losses in a ProFund and affect its share price. General money market movements in any country where a ProFund has investments are likely to affect the value of the instruments the ProFund owns that are denominated in that country’s currency. These movements will affect the ProFund’s share price and fund performance.

Geographic Concentration Risk (Asia 30, Europe 30, UltraJapan Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Certain ProFunds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified Fund.

Growth Investing Risk (Large-Cap Growth, Mid-Cap Growth and Small-Cap Growth ProFunds). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (Currency/Bond Benchmarked ProFunds and Money Market ProFund). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for Rising Rates Opportunity and Rising Rate Opportunity 10 ProFunds. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds, Rising Rates Opportunity, Rising Rates Opportunity 10 and Falling U.S. Dollar ProFunds). Inverse ProFunds, Rising Rates Opportunity ProFund, Rising Rate Opportunity 10 ProFund and Falling U.S. Dollar ProFund should lose value as the index or security underlying such ProFund’s benchmark is increasing (gaining value) — a result that is the opposite from traditional mutual funds.

Leverage Risk (Ultra ProFunds, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds, U.S. Government Plus and Rising Rates Opportunity ProFunds). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Leverage should cause a Fund to lose more money in market environments adverse to its daily investment objective than a Fund that does not employ leverage.

Liquidity Risk (All ProFunds except Money Market ProFund). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund may also be illiquid. This may prevent the ProFunds from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security.

Market Risk (All ProFunds). The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The ProFunds, other than the Inverse ProFunds, Rising Rates Opportunity ProFund, Money Market ProFund and Rising Rates Opportunity 10 ProFund, should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds). Inverse ProFunds, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFund should lose value on days when the index or security underlying their benchmark increases (adverse market conditions for these ProFunds). The ProFunds seek to remain fully invested regardless of market conditions.

Mid-Cap Company Investment Risk (Mid-Cap, Mid-Cap Value, Mid-Cap Growth, UltraMid-Cap, Short Mid-Cap and UltraShort Mid-Cap ProFunds). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk (All ProFunds except Money Market ProFund). The non-money market ProFunds are classified as “non-diversified” under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk (All ProFunds). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse ProFunds, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFund). Selling short is a technique that may be employed by a ProFund to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. Short selling is accomplished by borrowing a security and then selling it. If a ProFund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund will incur a negative return (loss)

10	< ProFunds Strategies and Risks

ProFunds Strategies and Risks

on the transaction. The ProFunds’ use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a ProFund to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions. and may lower a ProFund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a ProFund to be exposed to short sale risk.

Small-Cap Company Investment Risk (Small-Cap, Small-Cap Value, Small-Cap Growth, UltraSmall-Cap, Short Small-Cap and UltraShort Small-Cap ProFunds). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies’ share prices.

Technology Investment Risk (OTC, UltraOTC, Short OTC, and UltraShort OTC ProFunds and Internet, Semiconductor and Technology UltraSector ProFunds). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk (Large-Cap Value, Mid-Cap Value and Small-Cap Value ProFunds). Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk (Ultra ProFunds, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds, U.S. Government Plus and Rising Rates Opportunity ProFunds). The ProFunds most subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index or security. Therefore, they experience greater volatility than the indexes or securities underlying their benchmarks and thus have the potential for greater losses.

Tax Risk (Rising U.S. Dollar and Falling U.S. Dollar ProFunds). As a regulated investment company (“RIC”), a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Falling U.S. Dollar ProFund currently intends to take positions in financial instruments, including forward currency contracts, that, in combination, should have similar daily return characteristics the inverse of the U.S. Dollar Index. Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Falling U.S. Dollar ProFund’s foreign currency-denominated positions as not qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case the Falling U.S. Dollar ProFund might not qualify as a RIC for one or more years. Please see the Statement of Additional Information for more information on the qualifying income requirement.

Important Concepts and Definitions

This section describes important concepts and definitions that may be unfamiliar to an investor.

>	Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.
>	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government Securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.
>	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).
•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.
•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.
>	Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.
>

Financial Instruments The ProFunds (excluding Money Market ProFund) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock

ProFunds Strategies and Risks >	11

ProFunds Strategies and Risks

indices and cash investments in debt or money market instruments covering such positions. The ProFunds (excluding Money Market ProFund) may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

>	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.
>	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.
>	Leverage offers a means of magnifying market movements into larger changes in an investment’s value. While only certain ProFunds employ leverage, all of the ProFunds (except Money Market ProFund) may use leveraged investment techniques for investment purposes. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage.

>	Leveraged Investment Techniques Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.
>	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government Securities, securities issued by governments of other developed countries and repurchase agreements.
>	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.
>	Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.
>	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the ProFunds as a short-term investment vehicle for cash positions.
>	Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund’s investment objective, a ProFund may hold a representative sample of the components in the index underlying a ProFund’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.
>	Selling Short is selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.
>	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.
>	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
>	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

12	< ProFunds Strategies and Risks

Classic ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	want to achieve investment results that correspond to the daily performance of a particular index.

Classic ProFunds

ProFund	Index	Daily Benchmark
Bull	S&P 500 Index	Match (100%)
Mid-Cap	S&P MidCap 400 Index	Match (100%)
Small-Cap	Russell 2000 Index	Match (100%)
Dow 30	Dow Jones Industrial Average	Match (100%)
OTC	NASDAQ-100 Index	Match (100%)
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)
Asia 30	ProFunds Asia 30 Index	Match (100%)
Europe 30	ProFunds Europe 30 Index	Match (100%)

Classic ProFunds >	13

Bull ProFund

Investment Objective

Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Principal Investment Strategy

Bull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500 Index. Bull ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Bull ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Bull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Bull ProFund by showing the variability of Bull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was 20.37% (quarter ended December 31, 1998) and the lowest return was –18.23% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	9.03%	-5.27%	1.60%
- After Taxes on Distributions	9.00%	-5.37%	1.51%
- After Taxes on Distributions and Sale of Shares	5.91%	-4.45%	1.33%
Service Class Shares (1)	7.92%	-6.14%	0.69%	12/01/97
S&P 500 Index (2)	10.88%	-2.30%	4.70%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BLPIX)	Service Class (BLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.69%	0.69%

Total Annual Fund Operating Expenses	1.44%	2.44%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$147	$456	$787	$1,724
Service Class	$247	$761	$1,301	$2,776

14	< Bull ProFund

Mid-Cap ProFund

Investment Objective

Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Principal Investment Strategy

Mid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap ProFund for one quarter was 17.25% (quarter ended June 30, 2003) and the lowest return was –18.00% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	14.60%	7.23%
- After Taxes on Distributions	14.54%	7.16%
- After Taxes on Distributions and Sale of Shares	9.55%	6.18%
Service Class Shares (1)	13.45%	6.37%	09/04/01
S&P MidCap 400 Index (2)	16.49%	10.64%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MDPIX)	Service Class (MDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$158	$490	$845	$1,845
Service Class	$258	$793	$1,355	$2,885

Mid-Cap ProFund >	15

Small-Cap ProFund

Investment Objective

Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Principal Investment Strategy

Small-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Russell 2000 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and small-cap company investment risk.

For more information on Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Small-Cap ProFund by showing the variability of Small-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap ProFund for one quarter was 21.69% (quarter ended June 30, 2003) and the lowest return was –20.43% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	17.08%	8.81%
- After Taxes on Distributions	16.89%	8.50%
- After Taxes on Distributions and Sale of Shares	11.19%	7.47%
Service Class Shares (1)	15.87%	7.66%	09/04/01
Russell 2000 Index (2)	18.44%	12.04%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SLPIX)	Service Class (SLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.65%	0.65%

Total Annual Fund Operating Expenses	1.40%	2.40%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$443	$766	$1,680
Service Class	$243	$748	$1,280	$2,736

16	< Small-Cap ProFund

OTC ProFund

Investment Objective

OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Principal Investment Strategy

OTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ-100 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. OTC ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in OTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and technology investment risk.

For more information on OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in OTC ProFund by showing the variability of OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was 34.57% (quarter ended December 31, 2001) and the lowest return was –36.65% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			08/07/00
- Before Taxes	9.67%	-17.43%
- After Taxes on Distributions	9.67%	-17.61%
- After Taxes on Distributions and Sale of Shares	6.28%	-14.05%
Service Class Shares (1)	8.63%	-18.21%	08/07/00
NASDAQ-100 Index (2)	10.75%	-17.03%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (OTPIX)	Service Class (OTPSX)
Investment Advisory Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.67%	0.67%

Total Annual ProFund Operating Expenses	1.37%	2.37%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$139	$434	$750	$1,646
Service Class	$240	$739	$1,265	$2,706

OTC ProFund >	17

Dow 30 ProFund

Investment Objective

Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).

Principal Investment Strategy

Dow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. Dow 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Dow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations

The principal risks of investing in Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual Fund Operating Expenses	1.60%	2.60%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

18	< Dow 30 ProFund

Large-Cap Value ProFund

Investment Objective

Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.

Principal Investment Strategy

Large-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Value Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Large-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and value investing risk.

For more information on Large-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Large-Cap Value ProFund by showing the variability of Large-Cap Value ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Value ProFund for one quarter was 17.91% (quarter ended June 30, 2003) and the lowest return was –6.36% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	12.94%	19.45%
- After Taxes on Distributions	12.93%	19.20%
- After Taxes on Distributions and Sale of Shares	8.44%	16.62%
Service Class Shares (1)	11.75%	18.35%	10/01/02
S&P 500/Barra Value Index (2)	15.69%	23.64%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LVPIX)	Service Class (LVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.82%	0.82%

Total Annual Fund Operating Expenses	1.57%	2.57%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Large-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$160	$496	$855	$1,867
Service Class	$260	$799	$1,365	$2,905

Large-Cap Value ProFund >	19

Large-Cap Growth ProFund

Investment Objective

Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.

Principal Investment Strategy

Large-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Growth Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Large-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and growth investing risk.

For more information on Large-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Large-Cap Growth ProFund by showing the variability of Large-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Growth ProFund for one quarter was 11.60% (quarter ended June 30, 2003) and the lowest return was –5.43% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	3.41%	11.90%
- After Taxes on Distributions	3.41%	11.57%
- After Taxes on Distributions and Sale of Shares	2.22%	10.07%
Service Class Shares (1)	2.36%	10.95%	10/01/02
S&P 500/Barra Growth Index (2)	6.14%	15.14%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LGPIX)	Service Class (LGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.03%	1.03%

Total Annual ProFund Operating Expenses	1.78%	2.78%
Fee Waivers/Reimbursements**	-0.10%	-0.10%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Large-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$551	$955	$2,086
Service Class	$271	$853	$1,460	$3,102

20	< Large-Cap Growth ProFund

Mid-Cap Value ProFund

Investment Objective

Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

Principal Investment Strategy

Mid-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Value Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Mid-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and value investing risk.

For more information on Mid-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Value ProFund for one quarter was 18.00% (quarter ended June 30, 2003) and the lowest return was –19.68% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	16.56%	9.19%
- After Taxes on Distributions	16.56%	8.78%
- After Taxes on Distributions and Sale of Shares	10.77%	7.64%
Service Class Shares (1)	15.35%	8.16%	09/04/01
S&P MidCap 400/Barra Value Index (2)	19.01%	13.61%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MLPIX)	Service Class (MLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.65%	0.65%

Total Annual Fund Operating Expenses	1.40%	2.40%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$443	$766	$1,680
Service Class	$243	$748	$1,280	$2,736

Mid-Cap Value ProFund >	21

Mid-Cap Growth ProFund

Investment Objective

Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

Principal Investment Strategy

Mid-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Growth Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Mid-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and growth investing risk.

For additional information on Mid-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mid-Cap Growth ProFund by showing the variability of Mid-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Growth ProFund for one quarter was 15.07% (quarter ended June 30, 2003) and the lowest return was –15.84% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	11.17%	3.69%
- After Taxes on Distributions	11.17%	3.61%
- After Taxes on Distributions and Sale of Shares	7.26%	3.10%
Service Class Shares (1)	10.01%	2.66%	09/04/01
S&P MidCap 400/Barra Growth Index (2)	14.02%	7.55%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MGPIX)	Service Class (MGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.03%	1.03%

Total Annual ProFund Operating Expenses	1.78%	2.78%
Fee Waivers/Reimbursements**	-0.10%	-0.10%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$551	$955	$2,086
Service Class	$271	$853	$1,460	$3,102

22	< Mid-Cap Growth ProFund

Small-Cap Value ProFund

Investment Objective

Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

Principal Investment Strategy

Small-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Value Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Small-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and value investing risk.

For more information on Small-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Small-Cap Value ProFund by showing the variability of Small-Cap Value ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Value ProFund for one quarter was 21.44% (quarter ended June 30, 2003) and the lowest return was –23.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	20.62%	9.28%
- After Taxes on Distributions	20.56%	9.18%
- After Taxes on Distributions and Sale of Shares	13.49%	7.95%
Service Class Shares (1)	19.36%	8.16%	09/04/01
S&P SmallCap 600/Barra Value Index (2)	23.40%	13.56%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SVPIX)	Service Class (SVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual Fund Operating Expenses	1.46%	2.46%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$149	$462	$797	$1,746
Service Class	$249	$767	$1,311	$2,796

Small-Cap Value ProFund >	23

Small-Cap Growth ProFund

Investment Objective

Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

Principal Investment Strategy

Small-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Growth Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Small-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and growth investing risk.

For more information on Small-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Small-Cap Growth ProFund by showing the variability of Small-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Growth ProFund for one quarter was 16.53% (quarter ended June 30, 2003) and the lowest return was –16.40% (quarter ended
September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	20.13%	9.45%
- After Taxes on Distributions	20.13%	8.10%
- After Taxes on Distributions and Sale of Shares	13.09%	7.18%
Service Class Shares (1)	18.89%	8.52%	09/04/01
S&P SmallCap 600/Barra Growth Index (2)	22.10%	12.87%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SGPIX)	Service Class (SGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.84%	0.84%

Total Annual Fund Operating Expenses	1.59%	2.59%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$162	$502	$866	$1,889
Service Class	$262	$805	$1,375	$2,925

24	< Small-Cap Growth ProFund

Asia 30 ProFund

Investment Objective

Asia 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Principal Investment Strategy

Asia 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Asia 30 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Asian companies contained in the Index and/or financial instruments with similar economic characteristics. Asia 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Asia 30 ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Asia 30 ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, foreign investment risk, exchange rate risk, foreign currency risk, credit risk, counterparty risk and small-cap company investment risk.

To the extent ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up Asia 30 ProFund’s investments are subject to the following risks: companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; technological innovations may make the products and services of telecommunications companies obsolete; and securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on Asia 30 ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” beginning on page 8.

Fund Performance

Asia 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Asia 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual Fund Operating Expenses	1.60%	2.60%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Asia 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

Asia 30 ProFund >	25

Europe 30 ProFund

Investment Objective

Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Principal Investment Strategy

Europe 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Europe 30 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Europe 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Europe 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk, foreign investment risk, exchange rate risk and foreign currency risk. Europe 30 ProFund will have industry concentrations to approximately the same extent as the Index underlying its benchmark.

European companies could be negatively impacted by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties with certain countries, particularly those in Eastern Europe, implementing significant free market economic reforms.

For more information on Europe 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Europe 30 ProFund by showing the variability of Europe 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during a period (prior to September 4, 2001) when Europe 30 ProFund pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index (“PEI”). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the DeutscheAktien Index and the CAC-40.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was 20.33% (quarter ended December 31, 2003) and the lowest return was –29.62% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				03/15/99
- Before Taxes	14.76%	-15.24%	-8.49%
- After Taxes on Distributions	14.76%	-16.41%	-9.59%
- After Taxes on Distributions and Sale of Shares	9.60%	-12.71%	-7.47%
Service Class Shares (1)	13.78%	-14.64%	-8.04%	03/15/99
Dow Jones STOXX 50 Index (2)(3)	16.99%	-0.63%	3.28%
ProFunds Europe 30 Index (3)	13.96%	-5.30%	0.09%

(1)	Reflects no deduction for taxes. (2) The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. (3) Reflects no deduction for fees, expenses or taxes. Does not reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UEPIX)	Service Class (UEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.81%	0.81%

Total Annual ProFund Operating Expenses	1.56%	2.56%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$159	$493	$850	$1,856
Service Class	$259	$796	$1,360	$2,895

26	< Europe 30 ProFund

Ultra ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	believe that the value of a particular index will increase, and that by investing with the objective of doubling the index’s daily return they will achieve superior results.
>	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

Ultra ProFunds

ProFund	Index	Daily Benchmark
UltraBull	S&P 500 Index	Double (200%)
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)
UltraSmall-Cap	Russell 2000 Index	Double (200%)
UltraDow 30	Dow Jones Industrial Average	Double (200%)
UltraOTC	NASDAQ-100 Index	Double (200%)
UltraJapan	Nikkei 225 Stock Average	Double (200%)

Ultra ProFunds >	27

UltraBull ProFund

Investment Objective

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If UltraBull ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraBull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P 500 Index. UltraBull ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraBull ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraBull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraBull ProFund by showing the variability of UltraBull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was 41.34% (quarter ended December 31, 1998) and the lowest return was –34.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				11/27/97
- Before Taxes	17.75%	-13.81%	-1.38%
- After Taxes on Distributions	17.70%	-13.85%	-1.44%
- After Taxes on Distributions and Sale of Shares	11.60%	-11.15%	-1.18%
Service Class Shares (1)	16.84%	-14.59%	-2.27%	11/27/97
S&P 500 Index (2)	10.88%	-2.30%	4.99%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ULPIX)	Service Class (ULPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.69%	0.69%

Total Annual Fund Operating Expenses	1.44%	2.44%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$147	$456	$787	$1,724
Service Class	$247	$761	$1,301	$2,776

28	< UltraBull ProFund

UltraMid-Cap ProFund

Investment Objective

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If UltraMid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraMid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraMid-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraMid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraMid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraMid-Cap ProFund by showing the variability of UltraMid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was 35.62% (quarter ended June 30, 2003) and the lowest return was –34.31% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	28.50%	4.28%
- After Taxes on Distributions	28.50%	4.28%
- After Taxes on Distributions and Sale of Shares	18.52%	3.68%
Service Class Shares (1)	27.20%	3.30%	02/07/00
S&P MidCap 400 Index (2)	16.49%	9.61%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UMPIX)	Service Class (UMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

UltraMid-Cap ProFund >	29

UltraSmall-Cap ProFund

Investment Objective

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If UltraSmall-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraSmall-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraSmall-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraSmall-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraSmall-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraSmall-Cap ProFund by showing the variability of UltraSmall-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was 48.14% (quarter ended June 30, 2003) and the lowest return was –40.18% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	31.99%	-3.29%
- After Taxes on Distributions	31.99%	-3.29%
- After Taxes on Distributions and Sale of Shares	20.79%	-2.77%
Service Class Shares (1)	30.75%	-4.23%	02/07/00
Russell 2000 Index (2)	18.44%	5.65%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UAPIX)	Service Class (UAPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.65%	0.65%

Total Annual Fund Operating Expenses	1.40%	2.40%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$443	$766	$1,680
Service Class	$243	$748	$1,280	$2,736

30	< UltraSmall-Cap ProFund

UltraDow 30 ProFund

Investment Objective

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraDow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

Principal Investment Strategy

UltraDow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. UltraDow 30 ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. UltraDow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations

The principal risks of investing in UltraDow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraDow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraDow 30 ProFund by showing the variability of UltraDow 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraDow 30 ProFund for one quarter was 26.59% (quarter ended December 31, 2003) and the lowest return was –10.13% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	5.57%	3.91%
- After Taxes on Distributions	5.55%	3.86%
- After Taxes on Distributions and Sale of Shares	3.64%	3.31%
Service Class Shares (1)	4.62%	3.06%	06/03/02
DJIA (2)	5.31%	6.47%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraDow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UDPIX)	Service Class (UDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.74%	0.74%

Total Annual Fund Operating Expenses	1.49%	2.49%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraDow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$152	$471	$813	$1,779
Service Class	$252	$776	$1,326	$2,826

UltraDow 30 ProFund >	31

UltraOTC ProFund

Investment Objective

UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If UltraOTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraOTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraOTC ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraOTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraOTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraOTC ProFund by showing the variability of UltraOTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was 126.35% (quarter ended December 31, 1999) and the lowest return was –62.35% (quarter ended December 31, 2000).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	15.38%	-43.40%	-10.34%
- After Taxes on Distributions	15.38%	-43.82%	-10.83%
- After Taxes on Distributions and Sale of Shares	10.00%	-27.43%	-7.83%
Service Class Shares (1)	15.74%(3)	-43.82%	-11.00%	12/01/97
NASDAQ-100 Index (2)	10.75%	-15.13%	6.05%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. (3) The total return shown does not correlate to the Investor Class Shares total return due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction of service fees during the period ended December 31, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UOPIX)	Service Class (UOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.62%	0.62%

Total Annual Fund Operating Expenses	1.37%	2.37%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$139	$434	$750	$1,646
Service Class	$240	$739	$1,265	$2,706

32	< UltraOTC ProFund

UltraJapan ProFund

Investment Objective

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

UltraJapan ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average. If UltraJapan ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the related futures contracts when they decline on a given day.

Principal Investment Strategy

UltraJapan ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Nikkei 225 Stock Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Japanese companies and/or financial instruments with similar economic characteristics. UltraJapan ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraJapan ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk, volatility risk, foreign investment risk, exchange rate risk and foreign currency risk.

Japanese economic growth has weakened and Japan’s stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system, among other considerations. UltraJapan ProFund is also subject to valuation time risk. UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund’s performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time UltraJapan ProFund’s performance will correlate highly with the movement of the Nikkei 225 Stock Average. The U.S. traded Nikkei futures and options contracts utilized by UltraJapan ProFund are not sensitive to changes in the dollar/yen exchange rate.

For more information on UltraJapan ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraJapan ProFund by showing the variability of UltraJapan ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was 28.12% (quarter ended June 30, 2003) and the lowest return was –44.15% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	9.74%	-25.26%
- After Taxes on Distributions	9.74%	-25.61%
- After Taxes on Distributions and Sale of Shares	6.33%	-19.20%
Service Class Shares (1)	8.62%	-26.01%	02/07/00
Nikkei 225 Stock Average (2)	12.70%	-8.95%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UJPIX)	Service Class (UJPSX)
Investment Advisory Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.75%	0.75%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$168	$520	$897	$1,955
Service Class	$268	$823	$1,405	$2,983

UltraJapan ProFund >	33

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34

Inverse ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.
>	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

Inverse ProFunds

ProFund	Index	Daily Benchmark
Bear	S&P 500 Index	100% of the Inverse
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse
Short Small-Cap	Russell 2000 Index	100% of the Inverse
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse
Short OTC	NASDAQ-100 Index	100% of the Inverse
UltraBear	S&P 500 Index	200% of the Inverse
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse

Inverse ProFunds >	35

Bear ProFund

Investment Objective

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If Bear ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Bear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Bear ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Bear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Bear ProFund by showing the variability of Bear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was 17.69% (quarter ended
September 30, 2002) and the lowest return was –17.06% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/30/97
- Before Taxes	-9.86%	1.84%	-3.60%
- After Taxes on Distributions	-9.86%	1.29%	-4.79%
- After Taxes on Distributions and Sale of Shares	-6.41%	1.23%	-3.72%
Service Class Shares (1)	-10.72%	0.87%	-4.51%	12/30/97
S&P 500 Index (2)	10.88%	-2.30%	4.79%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BRPIX)	Service Class (BRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

36	< Bear ProFund

Short Mid-Cap ProFund

Investment Objective

Short Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If Short Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Mid-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Short Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Short Mid-Cap ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

Short Mid-Cap ProFund >	37

Short Small-Cap ProFund

Investment Objective

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If Short Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Small-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and small-cap company investment risk.

For more information on Short Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Short Small-Cap ProFund by showing the variability of Short Small-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Short Small-Cap ProFund for one quarter was 3.73% (quarter ended March 31, 2003) and the lowest return was –19.92% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-16.92%	-13.73%
- After Taxes on Distributions	-16.92%	-13.73%
- After Taxes on Distributions and Sale of Shares	-11.00%	-11.44%
Service Class Shares (1)	-17.65%	-14.45%	05/01/02
Russell 2000 Index (2)	18.44%	11.02%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SHPIX)	Service Class (SHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

38	< Short Small-Cap ProFund

Short Dow 30 ProFund

Investment Objective

Short Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If Short Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy

Short Dow 30 ProFund takes positions in financial instruments that should have similar daily return characteristics as the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Short Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Short Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

Short Dow 30 ProFund >	39

Short OTC ProFund

Investment Objective

Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If Short OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short OTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and technology investment risk.

For more information on Short OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Short OTC ProFund by showing the variability of Short OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Short OTC ProFund for one quarter was 6.76% (quarter ended September 30, 2004) and the lowest return was –16.57% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-11.33%	-16.13%
- After Taxes on Distributions	-11.33%	-16.16%
- After Taxes on Distributions and Sale of Shares	-7.36%	-13.40%
Service Class Shares (1)	-12.36%	-17.05%	05/01/02
NASDAQ-100 Index (2)	10.75%	13.96%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SOPIX)	Service Class (SOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

40	< Short OTC ProFund

UltraBear ProFund

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraBear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P 500 Index. UltraBear ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraBear ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraBear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraBear ProFund by showing the variability of UltraBear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was 35.33% (quarter ended September 30, 2001) and the lowest return was –32.26% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/22/97
- Before Taxes	-19.64%	-1.33%	-11.77%
- After Taxes on Distributions	-19.64%	-1.77%	-12.25%
- After Taxes on Distributions and Sale of Shares	-12.77%	-1.36%	-9.55%
Service Class Shares (1)	-20.27%	-2.18%	-12.46%	12/22/97
S&P 500 Index (2)	10.88%	-2.30%	5.05%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (URPIX)	Service Class (URPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.68%	0.68%

Total Annual Fund Operating Expenses	1.43%	2.43%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$146	$452	$782	$1,713
Service Class	$246	$758	$1,296	$2,766

UltraBear ProFund >	41

UltraShort Mid-Cap ProFund

Investment Objective

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If UltraShort Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P MidCap 400 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraShort Mid-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Mid-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraShort Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UIPIX)	Service Class (UIPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.07%	1.07%

Total Annual ProFund Operating Expenses	1.82%	2.82%
Fee Waivers/Reimbursements**	-0.14%	-0.14%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraShort Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$559	$972	$2,126
Service Class	$271	$861	$1,477	$3,137

42	< UltraShort Mid-Cap ProFund

UltraShort Small-Cap ProFund

Investment Objective

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index.

If UltraShort Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Russell 2000 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraShort Small-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Small-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraShort Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UCPIX)	Service Class (UCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.60%	0.60%

Total Annual Fund Operating Expenses	1.35%	2.35%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraShort Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624
Service Class	$238	$733	$1,255	$2,686

UltraShort Small-Cap ProFund >	43

UltraShort Dow 30 ProFund

Investment Objective

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraShort Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy

UltraShort Dow 30 ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. UltraShort Dow 30 ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraShort Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UWPIX)	Service Class (UWPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraShort Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

44	< UltraShort Dow 30 ProFund

UltraShort OTC ProFund

Investment Objective

UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If UltraShort OTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraShort OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraShort OTC ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort OTC ProFund are active investor risk, market risk, counterparty risk, credit risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraShort OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraShort OTC ProFund by showing the variability of UltraShort OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was 116.60% (quarter ended September 30, 2001) and the lowest return was –58.93% (quarter ended December 31, 1999).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				06/02/98
- Before Taxes	-24.33%	-16.59%	-42.65%
- After Taxes on Distributions	-24.33%	-17.60%	-43.32%
- After Taxes on Distributions and Sale of Shares	-15.82%	-13.40%	-23.51%
Service Class Shares (1)	-25.05%	-17.32%	-43.14%	06/02/98
NASDAQ-100 Index (2)	10.75%	-15.13%	4.98%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (USPIX)	Service Class (USPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.66%	0.66%

Total Annual Fund Operating Expenses	1.41%	2.41%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$144	$446	$771	$1,691
Service Class	$244	$751	$1,285	$2,746

UltraShort OTC ProFund >	45

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46

UltraSector ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	desire to add investments in economic sectors with perceived above-average growth potential.
>	actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.
>	want to gain investment exposure to a particular economic sector of the U.S. or global economy.

UltraSector ProFunds

ProFund	Index	Daily Benchmark
Airlines	Dow Jones U.S. Airlines Index	150%
Banks	Dow Jones U.S. Banks Index	150%
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%
Biotechnology	Dow Jones U.S. Biotechnology Index	150%
Consumer Services	Dow Jones U.S. Consumer Services Index	150%
Consumer Goods	Dow Jones U.S. Consumer Goods Index	150%
Financials	Dow Jones U.S. Financials Index	150%
Health Care	Dow Jones U.S. Health Care Index	150%
Industrials	Dow Jones U.S. Industrials Index	150%
Internet	Dow Jones Composite Internet Index	150%
Leisure Goods	Dow Jones U.S. Leisure Goods Index	150%
Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	150%
Oil & Gas	Dow Jones U.S. Oil & Gas Index	150%
Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	150%
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%
Precious Metals	Dow Jones Precious Metals Index	150%
Real Estate	Dow Jones U.S. Real Estate Index	150%
Semiconductor	Dow Jones U.S. Semiconductor Index	150%
Technology	Dow Jones U.S. Technology Sector Index	150%
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%
Utilities	Dow Jones U.S. Utilities Sector Index	150%

UltraSector ProFunds >	47

Airlines UltraSector ProFund

Investment Objective

Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Index.

If Airlines UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Airlines Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Airlines UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Airlines Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Airlines UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Airlines UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Airlines UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Airlines UltraSector ProFund is also subject to risks faced by companies in the airline industry, including: adverse effects of commodity price volatility, exchange rates, foreign market access restrictions, and increased competition; dramatic securities price fluctuation and issues affecting profitability due to their cyclical nature, economic trends, political events, changes in disposable consumer income, worldwide fuel prices, labor agreements and insurance costs; regulation by, and restrictions of, the Federal Aviation Administration, federal, state and local governments, and foreign regulatory authorities; intense competition, both domestically and internationally; and foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Airlines UltraSector ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” beginning on page 8.

Fund Performance

Airlines UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Airlines UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.90%	0.90%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Airlines UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$168	$520
Service Class	$268	$823

48	< Airlines UltraSector ProFund

Banks UltraSector ProFund

Investment Objective

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

If Banks UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Banks Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Banks UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Banks Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Banks UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Banks UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Banks UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Banks UltraSector ProFund is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Banks UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Banks UltraSector ProFund by showing the variability of Banks UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Banks UltraSector ProFund for one quarter was 28.11% (quarter ended June 30, 2003) and the lowest return was –21.98% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	17.36%	12.40%
- After Taxes on Distributions	17.18%	11.07%
- After Taxes on Distributions and Sale of Shares	11.52%	9.83%
Service Class Shares (1)	16.14%	11.43%	09/04/01
S&P 500 Index (2)	10.88%	3.79%
Dow Jones U.S. Banks Index (2)	14.37%	12.40%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BKPIX)	Service Class (BKPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.20%	1.20%

Total Annual Fund Operating Expenses	1.95%	2.95%
Fee Waivers/Reimbursements**	-0.27%	-0.27%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$586	$1,027	$2,253
Service Class	$271	$887	$1,529	$3,252

Banks UltraSector ProFund >	49

Basic Materials UltraSector ProFund

Investment Objective

Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

If Basic Materials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Sector Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Basic Materials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Basic Materials Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Basic Materials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Basic Materials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Basic Materials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Basic Materials UltraSector ProFund is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Basic Materials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Basic Materials UltraSector ProFund by showing the variability of Basic Materials UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Basic Materials UltraSector ProFund for one quarter was 35.03% (quarter ended December 31, 2003) and the lowest return was –34.18% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	14.45%	7.47%
- After Taxes on Distributions	14.45%	7.44%
- After Taxes on Distributions and Sale of Shares	9.39%	6.40%
Service Class Shares (1)	13.32%	6.96%	09/04/01
S&P 500 Index (2)	10.88%	3.79%
Dow Jones U.S. Basic Materials Sector Index (2)	13.05%	10.33%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BMPIX)	Service Class (BMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.12%	1.12%

Total Annual Fund Operating Expenses	1.87%	2.87%
Fee Waivers/Reimbursements**	-0.19%	-0.19%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$569	$993	$2,175
Service Class	$271	$871	$1,497	$3,181

50	< Basic Materials UltraSector ProFund

Biotechnology UltraSector ProFund

Investment Objective

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Biotechnology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Biotechnology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Biotechnology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Biotechnology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Biotechnology UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Biotechnology UltraSector ProFund is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Biotechnology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Biotechnology UltraSector ProFund by showing the variability of Biotechnology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology UltraSector ProFund for one quarter was 35.09% (quarter ended June 30, 2003) and the lowest return was –43.77% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	16.30%	-15.65%
- After Taxes on Distributions	16.30%	-15.65%
- After Taxes on Distributions and Sale of Shares	10.60%	-12.60%
Service Class Shares (1)	15.24%	-16.43%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Biotechnology Index (2)	13.78%	-5.50%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BIPIX)	Service Class (BIPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.13%	1.13%

Total Annual Fund Operating Expenses	1.88%	2.88%
Fee Waivers/Reimbursements**	-0.20%	-0.20%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$571	$998	$2,185
Service Class	$271	$873	$1,501	$3,190

Biotechnology UltraSector ProFund >	51

Consumer Goods UltraSector ProFund

Investment Objective

Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

If Consumer Goods UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Goods Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Consumer Goods UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Goods Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Goods UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Goods UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Consumer Goods UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Goods UltraSector ProFund is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Goods UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Goods UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (CNPIX)	Service Class (CNPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.73%	1.73%

Total Annual Fund Operating Expenses	2.48%	3.48%
Fee Waivers/Reimbursements**	-0.80%	-0.80%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Consumer Goods UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$696	$1,249	$2,756
Service Class	$271	$994	$1,739	$3,704

52	< Consumer Goods UltraSector ProFund

Consumer Services UltraSector ProFund

Investment Objective

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

If Consumer Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Services Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Consumer Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Consumer Services UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Services UltraSector ProFund is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Services UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (CYPIX)	Service Class (CYPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	5.11%	5.11%

Total Annual Fund Operating Expenses	5.86%	6.86%
Fee Waivers/Reimbursements**	-4.18%	-4.18%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Consumer Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$1,371	$2,551	$5,414
Service Class	$271	$1,649	$2,976	$6,084

Consumer Services UltraSector ProFund >	53

Financials UltraSector ProFund

Investment Objective

Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

If Financials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Financials Index (Index) when Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Financials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Financials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Financials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Financials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Financials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Financials UltraSector ProFund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Financials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Financials UltraSector ProFund by showing the variability of Financials UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Financials UltraSector
ProFund for one quarter was 26.05% (quarter ended June 30, 2003) and the lowest return was –24.82% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	14.86%	6.07%
- After Taxes on Distributions	14.84%	6.06%
- After Taxes on Distributions and Sale of Shares	9.66%	5.23%
Service Class Shares (1)	13.74%	5.11%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Financials Index (2)	13.39%	9.52%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Financial Sector Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Financials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (FNPIX)	Service Class (FNPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.19%	1.19%

Total Annual Fund Operating Expenses	1.94%	2.94%
Fee Waivers/Reimbursements**	-0.26%	-0.26%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$584	$1,023	$2,243
Service Class	$271	$885	$1,525	$3,243

54	< Financials Ultrasector ProFund

Health Care UltraSector ProFund

Investment Objective

Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

If Health Care UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Health Care Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Health Care UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Health Care Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Health Care UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Health Care UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Health Care UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Health Care UltraSector ProFund is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Health Care UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Health Care UltraSector ProFund by showing the variability of Health Care UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Health Care UltraSector ProFund for one quarter was 15.74% (quarter ended June 30, 2003) and the lowest return was –26.07% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	2.01%	-7.30%
- After Taxes on Distributions	2.01%	-7.30%
- After Taxes on Distributions and Sale of Shares	1.31%	-6.07%
Service Class Shares (1)	1.04%	-8.18%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Health Care Index (2)	4.55%	-0.58%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Healthcare Sector Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Health Care UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (HCPIX)	Service Class (HCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.22%	1.22%

Total Annual Fund Operating Expenses	1.97%	2.97%
Fee Waivers/Reimbursements**	-0.29%	-0.29%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Health Care UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$590	$1,036	$2,272
Service Class	$271	$891	$1,537	$3,269

Health Care UltraSector ProFund >	55

Industrials UltraSector ProFund

Investment Objective

Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

If Industrials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Industrials Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Industrials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Industrials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Industrials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Industrials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Industrials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Industrials UltraSector ProFund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Industrials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Industrials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (IDPIX)	Service Class (IDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.08%	1.08%

Total Annual Fund Operating Expenses	1.83%	2.83%
Fee Waivers/Reimbursements**	-0.15%	-0.15%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Industrials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$561	$976	$2,136
Service Class	$271	$863	$1,481	$3,146

56	< Industrials UltraSector ProFund

Internet UltraSector ProFund

Investment Objective

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

If Internet UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Composite Internet Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Internet UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Composite Internet Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Internet UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Internet UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Internet UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Internet UltraSector ProFund is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Internet UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Internet UltraSector ProFund by showing the variability of Internet UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was 94.32% (quarter ended December 31, 2001) and the lowest return was –70.02% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	30.68%	-42.66%
- After Taxes on Distributions	30.68%	-42.66%
- After Taxes on Distributions and Sale of Shares	19.94%	-28.52%
Service Class Shares (1)	29.39%	-43.36%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones Composite Internet Index (2)	24.02%	-23.53%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (INPIX)	Service Class (INPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.79%	0.79%

Total Annual Fund Operating Expenses	1.54%	2.54%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$157	$486	$839	$1,834
Service Class	$257	$791	$1,350	$2,875

Internet UltraSector ProFund >	57

Leisure Goods UltraSector ProFund

Investment Objective

Leisure Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods Index.

If Leisure Goods UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Leisure Goods Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Leisure Goods UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Leisure Goods Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Leisure Goods UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Leisure Goods UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Leisure Goods UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Leisure Goods UltraSector ProFund is also subject to risks faced by companies in the leisure goods and services industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Leisure Goods UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Leisure Goods UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Leisure Goods UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.90%	0.90%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Leisure Goods UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$168	$520
Service Class	$268	$823

58	< Leisure Goods UltraSector ProFund

Mobile Telecommunications UltraSector ProFund

Investment Objective

Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

If Mobile Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Mobile Telecommunications Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Mobile Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Mobile Telecommunications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mobile Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Mobile Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Mobile Telecommunications UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Mobile Telecommunications UltraSector ProFund is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Mobile Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mobile Telecommunications UltraSector ProFund by showing the variability of Mobile Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mobile Telecommunications UltraSector ProFund for one quarter was 49.32% (quarter ended December 31, 2002) and the lowest return was –59.21% (quarter ended March 31, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	66.85%	-41.15%
- After Taxes on Distributions	66.85%	-41.15%
- After Taxes on Distributions and Sale of Shares	43.45%	-27.91%
Service Class Shares (1)	65.13%	-41.83%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Mobile TeleCommunications Index (2)	44.77%	-23.19%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Wireless Communications Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mobile Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (WCPIX)	Service Class (WCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.89%	0.89%

Total Annual Fund Operating Expenses	1.64%	2.64%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Mobile Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$167	$517	$892	$1,944
Service Class	$267	$820	$1,400	$2,973

Mobile Telecommunications UltraSector ProFund >	59

Oil & Gas UltraSector ProFund

Investment Objective

Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

If Oil & Gas UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil & Gas Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Oil & Gas UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil & Gas Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil & Gas UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil & Gas UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Oil & Gas UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil & Gas UltraSector ProFund is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil & Gas UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Oil & Gas UltraSector ProFund by showing the variability of Oil & Gas UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Oil & Gas UltraSector ProFund for one quarter was 22.15% (quarter ended December 31, 2003) and the lowest return was –28.73% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	45.98%	2.99%
- After Taxes on Distributions	45.05%	2.85%
- After Taxes on Distributions and Sale of Shares	29.97%	2.48%
Service Class Shares (1)	44.61%	2.00%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Oil & Gas Index (2)	32.43%	7.14%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Energy Sector Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Oil & Gas UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ENPIX)	Service Class (ENPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.89%	0.89%

Total Annual Fund Operating Expenses	1.64%	2.64%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Oil & Gas UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$167	$517	$892	$1,944
Service Class	$267	$820	$1,400	$2,973

60	< Oil & Gas UltraSector ProFund

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

If Oil Equipment, Services & Distribution UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil Equipment, Services & Distribution Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Oil Equipment, Services & Distribution UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil Equipment, Services & Distribution Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil Equipment, Services & Distribution UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil Equipment, Services & Distribution UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Oil Equipment, Services & Distribution UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil Equipment, Services & Distribution UltraSector ProFund is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil Equipment, Services & Distribution UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Oil Equipment, Services & Distribution UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.90%	0.90%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Oil Equipment, Services & Distribution UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$168	$520
Service Class	$268	$823

Oil Equipment, Services & Distribution UltraSector ProFund >	61

Pharmaceuticals UltraSector ProFund

Investment Objective

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

If Pharmaceuticals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as Dow Jones U.S. Pharmaceuticals Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Pharmaceuticals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Pharmaceuticals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Pharmaceuticals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Pharmaceuticals UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Pharmaceuticals UltraSector ProFund is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Pharmaceuticals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Pharmaceuticals UltraSector ProFund by showing the variability of Pharmaceuticals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was 11.49% (quarter ended December 31, 2002) and the lowest return was –27.70% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/28/00
- Before Taxes	-15.85%	-14.69%
- After Taxes on Distributions	-15.85%	-14.69%
- After Taxes on Distributions and Sale of Shares	-10.30%	-11.88%
Service Class Shares (1)	-16.67%	-15.42%	06/28/00
S&P 500 Index (2)	10.88%	-2.46%
Dow Jones U.S. Pharmaceuticals Index (2)	-8.28%	-5.87%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PHPIX)	Service Class (PHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.15%	1.15%

Total Annual Fund Operating Expenses	1.90%	2.90%
Fee Waivers/Reimbursements**	-0.22%	-0.22%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$576	$1,006	$2,204
Service Class	$271	$877	$1,509	$3,208

62	< Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Investment Objective

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

If Precious Metals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as its benchmark Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Precious Metals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Precious Metals Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Precious Metals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Precious Metals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Precious Metals UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Precious Metals UltraSector ProFund is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on Precious Metals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Precious Metals UltraSector ProFund by showing the variability of Precious Metals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during periods when Precious Metals UltraSector ProFund sought daily investment results that corresponded to the Philadelphia Stock Exchange® Gold/Silver Sector™ Index.

Annual Return of Investor Class Shares as of December 31 each year

                                    [CHART]

                        2003     58.67
2004    -16.99
During the period covered in the bar chart, the highest return on Investor Class Shares of
Precious Metals UltraSector ProFund for one quarter was 28.44% (quarter ended December 31, 2003) and the lowest return was –26.81% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	-16.99%	-0.01%
- After Taxes on Distributions	-16.99%	-0.01%
- After Taxes on Distributions and Sale of Shares	-11.05%	-0.01%
Service Class Shares (1)	-17.82%	-0.94%	06/03/02
S&P 500 Index (2)	10.88%	8.00%
Dow Jones Precious Metals Index (2)(3)	-5.68%	7.16%
Philadelphia Stock Exchange® Gold/Silver Sector™ Index (2)(3)	-7.70%	6.90%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. (3) Precious Metals UltraSector ProFund’s benchmark changed from the Philadelphia Stock Exchange Gold/Silver Sector Index to the Dow Jones Precious Metals Index on June 18, 2004 to reflect a change to the Fund’s investment objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PMPIX)	Service Class (PMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual Fund Operating Expenses	1.46%	2.46%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$149	$462	$797	$1,746
Service Class	$249	$767	$1,311	$2,796

Precious Metals UltraSector ProFund >	63

Real Estate UltraSector ProFund

Investment Objective

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

If Real Estate UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Real Estate UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Real Estate UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Real Estate UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Real Estate UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Real Estate UltraSector ProFund is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment rust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Real Estate UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Real Estate UltraSector ProFund by showing the variability of Real Estate UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was 22.24% (quarter ended December 31, 2004) and the lowest return was –15.94% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	42.95%	22.09%
- After Taxes on Distributions	42.30%	19.05%
- After Taxes on Distributions and Sale of Shares	27.88%	17.24%
Service Class Shares (1)	41.60%	20.79%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Real Estate Index (2)	31.22%	20.50%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (REPIX)	Service Class (REPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$158	$490	$845	$1,845
Service Class	$258	$793	$1,355	$2,885

64	< Real Estate UltraSector ProFund

Semiconductor UltraSector ProFund

Investment Objective

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Semiconductor UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Semiconductor UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Semiconductor Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Semiconductor UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Semiconductor UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Semiconductor UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Semiconductor UltraSector ProFund is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Semiconductor UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Semiconductor UltraSector ProFund by showing the variability of Semiconductor UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was 69.31% (quarter ended December 31, 2001) and the lowest return was –51.44% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-34.81%	-40.70%
- After Taxes on Distributions	-34.81%	-40.70%
- After Taxes on Distributions and Sale of Shares	-22.63%	-27.72%
Service Class Shares (1)	-35.41%	-41.30%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Semiconductor Index (2)	-21.35%	-21.86%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SMPIX)	Service Class (SMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.90%	0.90%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$168	$520	$897	$1,955
Service Class	$268	$823	$1,405	$2,983

Semiconductor UltraSector ProFund >	65

Technology UltraSector ProFund

Investment Objective

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

If Technology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Technology Sector Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Technology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Technology Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Technology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Technology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Technology UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Technology UltraSector ProFund is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Technology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Technology UltraSector ProFund by showing the variability of Technology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was 53.93% (quarter ended December 31, 2001) and the lowest return was –52.49% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-2.31%	-35.84%
- After Taxes on Distributions	-2.37%	-35.85%
- After Taxes on Distributions and Sale of Shares	-1.42%	-25.48%
Service Class Shares (1)	-3.21%	-36.24%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Technology Sector Index (2)	1.76%	-18.98%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TEPIX)	Service Class (TEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.20%	1.20%

Total Annual Fund Operating Expenses	1.95%	2.95%
Fee Waivers/Reimbursements**	-0.27%	-0.27%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$586	$1,027	$2,253
Service Class	$271	$887	$1,529	$3,252

66	< Technology UltraSector ProFund

Telecommunications UltraSector ProFund

Investment Objective

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

If Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Sector Index (Index) when the Index rises on a given day, and should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Telecommunications Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Telecommunications UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Telecommunications UltraSector ProFund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Telecommunications UltraSector ProFund by showing the variability of Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was 55.02% (quarter ended December 31, 2002) and the lowest return was –39.32% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	23.06%	-29.00%
- After Taxes on Distributions	22.90%	-29.05%
- After Taxes on Distributions and Sale of Shares	15.10%	-21.71%
Service Class Shares (1)	21.83%	-29.62%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Telecommunications Sector Index (2)	18.70%	-14.85%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TCPIX)	Service Class (TCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.17%	1.17%

Total Annual Fund Operating Expenses	1.92%	2.92%
Fee Waivers/Reimbursements**	-0.24%	-0.24%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$580	$1,015	$2,224
Service Class	$271	$881	$1,517	$3,225

Telecommunications UltraSector ProFund >	67

Utilities UltraSector ProFund

Investment Objective

Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

If Utilities UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Utilities Sector Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Utilities UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Utilities Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Utilities UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Utilities UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Utilities UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Utilities UltraSector ProFund is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Utilities UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Utilities UltraSector ProFund by showing the variability of Utilities UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was 28.31% (quarter ended June 30, 2003) and the lowest return was –31.36% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			07/26/00
- Before Taxes	31.85%	-3.14%
- After Taxes on Distributions	31.65%	-3.35%
- After Taxes on Distributions and Sale of Shares	20.82%	-2.77%
Service Class Shares (1)	30.42%	-4.01%	07/26/00
S&P 500 Index (2)	10.88%	-2.48%
Dow Jones U.S. Utilities Sector Index (2)	24.04%	3.53%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UTPIX)	Service Class (UTPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.14%	1.14%

Total Annual Fund Operating Expenses	1.89%	2.89%
Fee Waivers/Reimbursements**	-0.21%	-0.21%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$574	$1,002	$2,195
Service Class	$271	$875	$1,505	$3,199

68	< Utilities UltraSector ProFund

Currency/Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

Bond Benchmarked ProFunds (U.S. Government Plus, U.S. Government 30 ProFund, Rising Rates Opportunity 10 and Rising Rates Opportunity ProFunds) may also be appropriate for investors who:

>	Expect the price of the benchmark Treasury security for the Fund they are investing in to increase or decrease.
>	Want to use one of the Rising Rates Opportunity ProFunds to hedge the value of a diversified bond portfolio of high and/or government bonds from a market downturn they anticipate.

Currency ProFunds (Rising U.S. Dollar and Falling U.S. Dollar) may also be appropriate for investors who:

>	Expect the value of the dollar to rise or fall relative to the foreign currencies represented in the U.S. Dollar Index®.

Currency/Bond Benchmarked ProFunds

ProFund	Security	Daily Benchmark
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%
U.S. Government 30 ProFund	Most recently issued 30-year U.S. Treasury Bond	Match (100%)
Rising Rates Opportunity 10	Most recently issued 10-year U.S. Treasury Note	100% of the Inverse
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse
Rising U.S. Dollar	US Dollar Index®	Match (100%)
Falling U.S. Dollar	US Dollar Index®	100% of the Inverse

Currency/Bond Benchmarked ProFunds >	69

U.S. Government Plus ProFund

Investment Objective

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise.

If U.S. Government Plus ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy

U.S. Government Plus ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics. U.S. Government Plus ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in U.S. Government Plus ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, repurchase agreement risk and volatility risk.

An investment in U.S. Government Plus ProFund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on U.S. Government Plus ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in U.S. Government Plus ProFund by showing the variability of U.S. Government Plus ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Long Bond. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of U.S. Government Plus ProFund for one quarter was 8.82% (quarter ended September 30, 2004) and the lowest return was –7.96% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	8.78%	8.21%
- After Taxes on Distributions	6.00%	5.95%
- After Taxes on Distributions and Sale of Shares	5.65%	5.68%
Service Class Shares (1)	7.67%	7.06%	05/01/02
Lehman Brothers U.S. Treasury: Long-Term Total Return Index (2)	7.18%	8.57%
Most recently issued Long Bond (2)(3)	8.86%	9.39%

(1)	Reflects no deduction for taxes. (2) The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes. (3) Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of U.S. Government Plus ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (GVPIX)	Service Class (GVPSX)
Investment Advisory Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.70%	0.70%

Total Annual Fund Operating Expenses	1.20%	2.20%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in U.S. Government Plus ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$381	$660	$1,455
Service Class	$223	$688	$1,180	$2,534

70	< U.S. Government Plus ProFund

U.S. Government 30 ProFund

Investment Objective

U.S. Government 30 ProFund seeks daily investment results, before fees and expenses, that correspond to (100%) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

If U.S. Government 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount on a percentage basis, as any increase in the price of the Long Bond on a given day. Conversely, it should lose approximately the same amount, on a percentage basis, as any decrease in the price of the Long Bond on a given day.

Principal Investment Strategy

U.S. Government 30 ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as the daily price movement of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics.

Principal Risk Considerations

The principal risks of investing in U.S. Government 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, repurchase agreement risk and volatility risk.

For more information on U.S. Government 30 ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance

U.S. Government 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of U.S. Government 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.30%	2.30%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in U.S. Government 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$132	$412
Service Class	$233	$718

U.S. Government 30 ProFund >	71

Rising Rates Opportunity 10 ProFund

Investment Objective

Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily price movement of the most recently issued 10-year U.S. Treasury Note (“Note”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity 10 ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity 10 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any daily decrease in the price of the Note on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any daily increase in the price of the Note on a given day.

Principal Investment Strategy

Rising Rates Opportunity 10 ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Note.

Principal Risk Considerations

The principal risks of investing in Rising Rates Opportunity 10 ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk and repurchase agreement risk.

In addition, Rising Rates Opportunity 10 ProFund is required to take short positions with respect to the Note under which Rising Rates Opportunity 10 ProFund is obligated to pay an amount equal to the current yield over the term of the transaction. Accordingly, Rising Rates Opportunity 10 ProFund bears the risk that the costs of these positions will exceed other aspects of total return, which would cause Rising Rates Opportunity 10 ProFund to lose value.

For more information on Rising Rates Opportunity 10 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity 10 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RTPIX)	Service Class (RTPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity 10 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

72	< Rising Rates Opportunity 10 ProFund

Rising Rates Opportunity ProFund

Investment Objective

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

Principal Investment Strategy

Rising Rates Opportunity ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily return of the Long Bond. Rising Rates Opportunity ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in Rising Rates Opportunity ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk, repurchase agreement risk and volatility risk.

In addition, Rising Rates Opportunity ProFund is required to take short positions with respect to the Long Bond under which Rising Rates Opportunity ProFund is obligated to pay an amount equal to the current yield over the term of the transaction. Accordingly, Rising Rates Opportunity ProFund bears the risk that the costs of these positions will exceed other aspects of total return, which would cause Rising Rates Opportunity ProFund to lose value.

For more information on Rising Rates Opportunity ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Rising Rates Opportunity ProFund by showing the variability of Rising Rates Opportunity ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Long Bond. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Rising Rates Opportunity ProFund for one quarter was 7.55% (quarter ended June 30, 2004) and the lowest return was –8.46% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-10.82%	-12.37%
- After Taxes on Distributions	-10.82%	-12.37%
- After Taxes on Distributions and Sale of Shares	-7.04%	-10.33%
Service Class Shares (1)	-11.72%	-13.09%	05/01/02
Lehman Brothers U.S. Treasury: Long-Term Index (2)	7.18%	8.57%
Most recently issued Long Bond (2)(3)	8.86%	9.39%

(1)	Reflects no deduction for taxes. (2) The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes. (3) Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee          $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RRPIX)	Service Class (RRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.67%	0.67%

Total Annual Fund Operating Expenses	1.42%	2.42%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$145	$449	$776	$1,702
Service Class	$245	$755	$1,291	$2,756

Rising Rates Opportunity ProFund >	73

Rising U.S. Dollar ProFund

Investment Objective

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the US Dollar Index®.

If Rising U.S. Dollar ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any increase in the US Dollar Index® (Index) on a given day. Generally, an increase in the Index represents an increase in the value of the U.S. dollar versus the foreign currencies represented in the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any decrease in the Index on a given day. Generally, a decline in the Index represents a decrease in the value of the U.S. dollar versus the foreign currencies represented in the Index.

Principal Investment Strategy

Rising U.S. Dollar ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the US Dollar Index®. Rising U.S. Dollar ProFund’s assets will have significant inverse (short) exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in forward contracts, swap agreements and futures contracts in combination with dollar-denominated debt or money market instruments.

Principal Risk Considerations

The principal risks of investing in Rising U.S. Dollar ProFund are active investor risk, counterparty risk, market risk, interest rate risk, correlation risk, credit risk, exchange rate risk, foreign currency risk, foreign investment risk, foreign money market instruments risk, geographic concentration risk, liquidity risk, aggressive investment technique risk, non-diversification risk, tax risk and repurchase agreement risk.

For more information on Rising U.S. Dollar ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance

Rising U.S. Dollar ProFund commenced investment operations on February 17, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Rising U.S. Dollar ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RDPIX)	Service Class (RDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Rising U.S. Dollar ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

74	< Rising U.S. Dollar ProFund

Falling U.S. Dollar ProFund

Investment Objective

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the US Dollar Index®.

If Falling U.S. Dollar ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the US Dollar Index® (Index) on a given day. Generally, a decline in the Index represents a decrease in the value of the U.S. dollar versus the foreign currencies represented in the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index on a given day. Generally, an increase in the Index represents an increase in the value of the U.S. dollar versus the foreign currencies represented in the Index.

Principal Investment Strategy

Falling U.S. Dollar ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as inverse of the US Dollar Index®. Falling U.S. Dollar ProFund’s assets will have significant exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in either foreign denominated money market instruments or forward contracts, swap agreements and futures contracts in combination with dollar denominated debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Falling U.S. Dollar ProFund are active investor risk, counterparty risk, credit risk, market risk, interest rate risk, correlation risk, exchange rate risk, foreign currency risk, foreign investment risk, foreign money market instruments risk, geographic concentration risk, inverse correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, tax risk and repurchase agreement risk.

For more information on Falling U.S. Dollar ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFund Strategies and Risks” beginning on page 8.

Fund Performance

Falling U.S. Dollar ProFund commenced investment operations on February 17, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Falling U.S. Dollar ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (FDPIX)	Service Class (FDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Falling U.S. Dollar ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

Falling U.S. Dollar ProFund >	75

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76

Money Market ProFund may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	seek current income consistent with liquidity and preservation of capital.

Money Market ProFund

Money Market ProFund >	77

Money Market ProFund

Investment Objective

Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy

Money Market ProFund pursues its investment objective through a “master feeder” arrangement. Money Market ProFund invests all of its assets in the Scudder Cash Management Portfolio (the “Portfolio”), a separate investment company managed by Deutsche Asset Management, Inc. with an identical investment objective. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities, repurchase agreements and asset-backed securities.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations and may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

>	have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);
>	have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);
>	are unrated, but are determined to be of comparable quality by the Portfolio’s investment adviser; or
>	have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the Portfolio’s investment adviser.

Principal Risk Considerations

The principal risks of investing in Money Market ProFund are market risk, active investor risk, interest rate risk, debt instrument risk and repurchase agreement risk. In addition, Money Market ProFund is also subject to the following risks:

>	Credit Risk: A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk the Portfolio only buys high quality securities with minimal credit risk. Also the Portfolio primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.
>	Security Selection Risk: While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities in which the Portfolio invests will not perform as expected. This could cause the Portfolio’s returns to lag behind those of similar money market funds.
>	Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.
>	Financial Services Industry Concentration Risk: Because the Portfolio invests more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Money Market ProFund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that Money Market ProFund will do so, and you could lose money by investing in this ProFund.

For more information on Money Market ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 8.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Money Market ProFund Investor Class Shares by showing the variability of Money Market ProFund returns from year to year. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was 1.51% (quarter ended September 30, 2000) and the lowest return was 0.05% (quarter ended December 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares	0.61%	2.16%	2.90%	11/17/97
Service Class Shares	0.08%	1.41%	2.01%	11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2004 was 1.49% for Investor Class Shares and 0.49% for Service Class Shares.

Master Feeder Structure

Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to their investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market

78	< Money Market ProFund

ProFund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders’ best interests.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Money Market ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses* (as a percentage of average daily net assets)	Investor Class (MPIXX)	Service Class (MPSXX)
Investment Advisory Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.00%	1.00%	**
Other Expenses***	0.67%	0.67%

Total Annual Fund Operating Expenses	0.82%	1.82%

*	Reflects the expenses of both Money Market ProFund and the Portfolio.
**	Distribution and service fees incurred by the Service Class were reduced during the period ended December 31, 2004. The expense reflected in the table is the maximum fee that the Fund may charge.
***	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$84	$262	$455	$1,014
Service Class	$185	$573	$985	$2,137

Money Market ProFund >	79

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80

General ProFunds Information

“The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next calculated after your transaction request is received in good order.”

General ProFunds Information >	81

General ProFunds Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next determined after your transaction request is received in good order. Each ProFund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each ProFund (other than U.S. Government Plus ProFund, U.S. Government 30 Profund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund) normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business.

U.S. Government Plus ProFund, U.S. Government 30 Profund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund normally calculate their daily share prices for each class of shares at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a ProFund’s portfolio investments trade in markets on days when a ProFund is not open for business, the value of the ProFund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund is open for business. If the exchange or market on which a ProFund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds may close early on the day before certain holidays and the day after Thanksgiving. U.S. Government Plus ProFund, U.S. Government 30 Profund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund may also close early when the Bond Market Association recommends an early close of the bond markets. On such days, U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund will cease taking transaction requests including requests to exchange to or from other ProFunds.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2005, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern Time: Friday, January 14; Friday, February 18; Thursday, March 24; Friday, May 27; Friday, July 1; Friday, September 2; Friday, October 7; Thursday, November 10; Wednesday, November 23; Friday, November 25; Friday, December 23 and Friday, December 30. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. On such days, the U.S. Government Plus ProFund, U.S. Government 30 Profund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund will close as of the close of open auction of the U.S. Treasury futures on the Chicago Board of Trade (typically one hour before the Bond Market Association’s proposed early close).

A ProFund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFund’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund sold it. See the ProFunds Statement of Additional Information for more details.

Money Market ProFund uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

Dividends and Distributions

Each of the ProFunds intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains

ProFund Name	Accrued	Paid	Paid

Money Market	Daily	Monthly	Annually*

U.S. Government Plus	Daily	Monthly	Annually*

Real Estate UltraSector	Quarterly	Quarterly	Annually*

All other ProFunds	Annually	Annually	Annually
*Money	Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund reserve the right to include in a dividend any short-term capital gains on securities that they sell.

ProFunds does not announce dividend distribution dates in advance. Certain investment strategies employed by certain ProFunds may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. Each ProFund may declare additional capital gains distributions during a year.

Each ProFund will reinvest distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request distributions in cash (by check, wire or ACH).

By selecting the distribution by check or wire option, the shareholder agrees to the following conditions:

>	If a shareholder elects to receive distributions by check or wire, each ProFund will, nonetheless, automatically reinvest such distributions in additional shares of such ProFund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH or reinvest such distribution in shares of another ProFund regardless of amount.
>	Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of

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six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund (information about the Money Market ProFund is contained in a separate prospectus which may be obtained by calling (888) 776-3637); and

>	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed.

Earning Dividends

>	Money Market ProFund shares begin to earn dividends on the day ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order. Money Market ProFund may revise its policies, postpone the payment of dividends and interest, or take other actions in order to maintain a constant NAV of $1.00 per share.
>	U.S. Government Plus ProFund shares begin to earn dividends on the first business day following the day that ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order.
>	U.S. Government Plus ProFund and Money Market ProFund shares purchased by check begin to earn dividends the first business day following the day the check is received in good order by ProFunds’ transfer agent. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds’ transfer agent has processed a redemption of those shares.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a ProFund and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

>	A ProFund does not ordinarily pay federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders.
>	Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. For Federal income tax purposes, distributions of investment income in the hands of taxable U.S. investors are generally taxable as ordinary income.
>	Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested.
>	Whether a distribution of capital gains by a ProFund is taxable to shareholders as ordinary income or at the lower rate applicable to “net capital gains” depends on how long a ProFund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the ProFund. Distributions are taxable even if they are paid from income or gains earned by a ProFund prior to the investor’s purchase of the ProFund shares (which income or gains were thus included in the price paid for the ProFund shares).
>	Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for more than 12 months and that are properly designated by the ProFund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions are taxable whether received in cash or reinvested in additional shares. Distributions may also be subject to state and local taxes.
>	For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a ProFund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and Fund level. For more information, see the Statement of Additional Information under “Taxation.”
>	If shareholders redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares. Shareholder transactions in a ProFund’s shares resulting in gain from selling shares held for more than one year generally are taxed at capital gain rates while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.
>	If shareholders exchange shares of one ProFund for shares of another ProFund, this will be treated as a sale of ProFund shares and any gain on the transaction may be subject to federal income tax.
>	Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year are generally taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
>	Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate income tax brackets — for taxable years beginning on or before December 31, 2008.
>	Distributions from investments in securities of foreign issues, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a ProFund’s yield on those securities would decrease. Shareholders generally will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a ProFund’s investments in foreign securities or foreign currencies may increase or accelerate a ProFund’s recognition of ordinary income and may affect the timing or amount of a ProFund’s distributions.
>	A ProFund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. Shareholders may also be subject to a $50 fee to reimburse a ProFund for any penalty that the IRS may impose.
>

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of

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30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the “2004 Act”), until January 1, 2008, a ProFund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the ProFund.

>	The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. Under the 2004 Act, until January 1, 2008, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

Index Information

A description of the indices currently underlying each ProFund’s benchmark are set forth below.

The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis.

The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis. As of March 31, 2005, the S&P MidCap 400 Index included companies with capitalizations between $272.4 million and $9.1 billion.

The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index, however, as of August 31, 2004, new issue securities meeting other membership requirements may be added on a quarterly basis. As of March 31, 2005, the Russell 2000 Index included companies with capitalizations between $29.3 million and $6.1 billion.

The NASDAQ-100 Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology. Reconstitution and rebalancing occurs on an annual, quarterly, and ongoing basis.

The Dow Jones Industrial Average (DJIA) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The S&P 500/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Value Index included 322 companies with capitalizations between $734.8 million and $234.8 billion.

The S&P 500/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Growth Index included 178 companies with capitalizations between $572.0 billion and $382.2 billion.

The S&P MidCap 400/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Value Index included 218 companies with capitalizations between $272.4 million and $9.1 billion.

The S&P MidCap 400/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Growth Index included 182 companies with capitalizations between $592.7 million and $9.1 billion.

The S&P SmallCap 600/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors

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criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Value Index included 356 companies with capitalizations between $44.1 million and $3.0 billion.

The S&P SmallCap 600/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Growth Index included 244 companies with capitalizations between $117.1 million and $5.3 billion.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2005, the ProFunds Asia 30 Index included companies with capitalizations between $298.3 million and $109.3 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2005, the ProFunds Europe 30 Index included companies with capitalizations between $276.8 billion and $222.2 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The Nikkei 225 Stock Average (Nikkei) is a modified price-weighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei is calculated from the prices of the 225 Tokyo Stock Exchange (TSE) First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Nikkei are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, considers company specific information and the overall composition of the Index.

The Dow Jones U.S. Airlines Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As of March 31, 2005, the weighted average capitalization of the Index was approximately $2.0 billion.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2005, the average capitalization of the Index was approximately $12.4 billion.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2005, the average capitalization of the Index was approximately $5.4 billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2005, the average capitalization of the Index was approximately $3.7 billion.

The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of March 31, 2005, the average capitalization of the Index was approximately $6.8 billion.

The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of March 31, 2005, the average capitalization of the Index was approximately $7.8 billion.

The Dow Jones U.S. Financials Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of March 31, 2005, the average capitalization of the Index was approximately $8.6 billion.

The Dow Jones U.S. Health Care Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2005, the average capitalization of the Index was approximately $9.0 billion.

The Dow Jones U.S. Industrials Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2005, the average capitalization of the Index was approximately $6.4 billion.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is com -

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posed of two sub-groups: Internet Commerce — companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services — companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2005, the average capitalization of the Index was approximately $2.8 billion.

The Dow Jones U.S. Leisure Goods Index measures the performance of the leisure goods industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2005, the average capitalization of the Index was approximately $3.2 billion.

The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2005, the average capitalization of the Index was approximately $8.5 billion.

The Dow Jones U.S. Oil & Gas Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of the oil drilling equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2005, the average capitalization of the Index was approximately $24.9 billion.

The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted market-capitalization weighted index with an average capitalization as of March 31, 2005 of approximately $4.9 billion.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2005, the average capitalization of the Index was approximately $2.9 billion.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2005, the average capitalization of the Index was approximately $5.1 billion.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2005, the average capitalization of the Index was approximately $6.7 billion.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2005, the average capitalization of the Index was approximately $16.3 billion.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2005, the average capitalization of the Index was approximately $6.0 billion.

The US Dollar Index® (USDX®) is a geometric trade- weighted average of the US Dollar’s value against a basket of six major world currencies. Those currencies and their weightings are: Euro 57.6%; Japanese Yen 13.6%, British Pound 11.9%, Canadian dollar 9.1%; Swedish Krona 4.2% and Swiss Franc 3.6%. These weightings are currently fixed.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P Small-Cap 600,” “Standard & Poor’s Small-Cap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/BarraGrowth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” “DJIA,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “New York Board of Trade®”, “NYBOT®”, “The U.S. Dollar Index®” and “USDX®” are trademarks or service marks of the Board of Trade of the City of New York, Inc. and are licensed for use by ProFunds. The ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

Dow Jones does not:

>	Sponsor, endorse, sell or promote Dow 30 ProFund, UltraDow 30 ProFund, Short Dow 30 ProFund, UltraShort Dow 30 ProFund or UltraSector ProFunds (together, the “ProFunds”).
>	Recommend that any person invest in the ProFunds or any other securities.
>	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.
>	Have any responsibility or liability for the administration, management or marketing of the ProFunds.
>	Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

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Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

>	The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
>	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
>	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds are not sponsored, endorsed, sold or promoted by Board of Trade of the City of New York, Inc. (“NYBOT”). NYBOT makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the NYBOT U.S. Dollar Index® to track market performance of any Funds. NYBOT’s only relationship to Licensee is the commitment to license certain names and marks and of the NYBOT U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Funds. NYBOT has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NYBOT U.S. Dollar Index®. NYBOT is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of the Funds. NYBOT has no obligation or liability in connection with the administration, purchase, sale, marketing, promotion or trading of the Funds.

NYBOT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. NYBOT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NYBOT® U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER, IN CONNECTION WITH THE PURCHASE, SALE OR TRADING OF ANY PRODUCT, OR FOR ANY OTHER USE. NYBOT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

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Shareholder Services Guide

“Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange shares... of any publicly available ProFund for shares... of another publicly available ProFund....”

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You may purchase shares using any of the following methods.	How to Make an Initial Purchase	How to Purchase Additional Shares
Fund Minimums (all account types except Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: > $5,000 for discretionary accounts controlled by a financial professional. > $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.
Fund Minimums (Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: > $4,000 for discretionary accounts controlled by a financial professional. > $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.
By Mail	Step 1: Complete a New Account Form (see “Completing your New Account Form” on page .)

Step 1:

Complete a ProFunds’ investment slip, if available. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the ProFund you wish to purchase and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2: Make your check payable to ProFunds. Write the name of the ProFund in which you wish to invest and your account number, if known, on the check.
	Step 3: Send the signed New Account Form and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800	Step 3: Send the investment slip and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800
Step 1: Complete a New Account Form (see “Completing your New Account Form” on page .)

Step 1:

Call ProFunds to inform us of:

>    your account number,

>    the amount to be wired, and

>    the ProFund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

By Wire

Step 2:

Fax the New Account Form to (800) 782-4797 (toll-free) or
(614) 470-8718. Call ProFunds at 888-776-3637 to:

>    confirm receipt of the faxed New Account Form,

>    request your new account number, and

>    receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Send the original, signed New Account Form to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

Step 2: Contact your bank to initiate your wire transfer.

Step 3:

Instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA # 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), your ProFunds account number and your ProFunds confirmation number.

Your wire normally must be received and accepted by ProFunds between 8:00 a.m. and 3:30 p.m., Eastern Time for all Classic, Ultra, Inverse, Currency/Bond Benchmarked and Money Market ProFunds, and between 8:00 a.m. and 3:10 p.m., Eastern Time for all UltraSector ProFunds to purchase shares the day of the wire transfer. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:10 p.m. or by 3:30 p.m. Eastern Time depending on the ProFunds purchased. ProFunds is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that a Fund calculates its NAV earlier than normal, ProFunds reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Telephone orders must be received prior to the cut-off time.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

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You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares

Minimum	At least $1,000 from a ProFund within a self-directed account or, if less, for that ProFund’s entire current value.

By Mail

Send a signed letter to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

The letter should include information necessary to process your request as described on page 128. ProFunds may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page 130 or call ProFunds for additional information.

By Telephone

ProFunds’ Shareholder Services Representative:

(888) 776-3637 or (614) 470-8122 - Individual Investors only

(888) 776-5717 - Financial Professionals and Institutions only

Interactive Voice Response System (IVR):

Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet

www.profunds.com

Select the “Access Account” navigation bar and then select “Individual Account.” Follow the step-by-step instructions. Please make sure you receive and record your confirmation number for later reference. Your transaction is not effective until you have received a confirmation number from ProFunds.

Through a Financial Professional	Contact your financial professional with your instructions.

Contact Information
By Telephone:	(888) 776-3637 or (614) 470-8122 — Individual Investors only (888) 776-5717 — Institutions and Financial Professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	www.profunds.com

Regular mail:	ProFunds P.O. Box 182800 Columbus, OH 43218-2800

Overnight mail:	ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

Opening A New Account

ProFunds offers two classes of shares in this Prospectus: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly through ProFunds Distributors, Inc. or through authorized financial professionals. Service Class Shares may only be purchased through authorized financial professionals and have service and distribution expenses not found in Investor Class Shares. There is a separate New Account Form for each class of shares. Please ensure you have the correct New Account Form before completing it.

ProFund Accounts

To open a ProFund mutual fund account, you will need to complete a New Account Form. You should also read this Prospectus carefully prior to opening your account. Contact ProFunds to request a New Account Form or download a New Account Form from ProFunds’ website. For guidelines to help you complete the Form, see instructions below.

Retirement Plan Accounts

The ProFunds sponsor several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA” or 403(b)(7) plans). The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, ProFunds does not sponsor these plans nor does ProFunds provide retirement reporting for these types of plans. Please visit the ProFunds Internet website or contact ProFunds for a retirement plan account application.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in ProFunds.

Completing your New Account Form

>	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.
>	Attach the title page and signature page of trust documents when establishing a trust account. Contact ProFunds for information on what is required on each page.
>	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.
>	You must provide a street address (ProFunds does not accept P.O. Box only addresses, however APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.
>	You must designate the ProFund(s) to which your initial investment will be directed or the investment will be made in the Money Market ProFund.
>	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by ProFunds and/or its agents to verify the identity of the persons opening an account. If this information is not provided, ProFunds may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, transaction orders, including purchases, exchanges and redemptions may be suspended, restricted, canceled or processed and the proceeds may be withheld.

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Purchasing Shares

ProFunds offers you the options to send purchase orders by mail or fax and to send purchase proceeds by check or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment received by stated cut-off times, and for new accounts, a properly completed New Account Form. ProFunds cannot accept wire purchases on bank holidays. ProFunds and ProFunds Distributors, Inc. may reject any purchase request for any reason.

Important information you should know when you Purchase Shares:

>	Instructions, written or by telephone, given to ProFunds for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by ProFunds. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted ProFunds and received a confirmation number, and (iii) ProFunds receives and accepts your wire during ProFunds wire processing times noted in the chart on page 93 and further described under “Additional Shareholder Information.”
>	Although ProFunds does not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.
>	Any New Account Form, check or wire order received that does not designate a specific ProFund will be used to purchase shares (i) in the ProFund in your existing account if you have an investment in only one ProFund, or (ii) in Money Market ProFund, if you are initially opening an account or have more than one ProFund investment. If the New Account Form does not designate a share class, your investment will be made in the Investor Class Shares. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, to an existing active ProFund account, or for checks or wires being returned or rejected. If the check or wire cannot be identified, it may be returned or rejected. Checks submitted to ProFunds will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.
>	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.
>	ProFunds will ordinarily cancel your purchase order if your bank does not honor your check for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

Exchanging Shares

Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange shares of Investor or Service Class of any publicly available ProFund for shares of Investor or Service class of another publicly available ProFund or fund of Access One Trust that offers such shares. Exchange requests, like any other share transaction, are subject to ProFunds transaction cut-off times described on the next page.

ProFunds will need the following information to process your exchange:

>	the account number applicable to the exchange transaction request.
>	the number of shares, percentage, or dollar value of the shares you wish to exchange.
>	the ProFund you are exchanging from and the ProFund or Access Flex fund you are exchanging into.

Important information you should know when you Exchange Shares:

>	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.
>	ProFunds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.
>	Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the ProFund from which you are exchanging.
>	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective ProFunds or Access Flex funds after the ProFunds have received your exchange request in good order.
>	The exchange privilege may be modified or discontinued at any time.
>	Before exchanging into a ProFund or Access Flex fund, please read the Prospectus.

Redeeming Shares

You may redeem all or part of your shares at the NAV next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

ProFunds will need the following information to process your redemption request:

>	name(s) of account owners;
>	account number(s);
>	the name of the ProFund(s);
>	your daytime telephone number;
>	the dollar amount, percentage or number of shares being redeemed; and
>	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds.

By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds.

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Important information you should know when you sell shares:

>	ProFund shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.
>	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your ProFunds account, you must make the request in writing. The signatures of all registered owners must be guaranteed (see “Signature Guarantees” below).
>	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount to keep your ProFund position open.
>	ProFunds normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check or through ProFunds’ automatic investment plan, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.
>	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call ProFunds to request a retirement account distribution form or download the form from the ProFunds’ website.
>	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds’ investors. Proceeds cannot be sent by wire or ACH on bank holidays.

Additional Shareholder Information

Account Minimums

Account minimums apply to all accounts with ProFunds, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, ProFunds reserves the right to modify its minimum account requirements at any time with or without prior notice.

ProFunds reserves the right to involuntarily redeem an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. You will be given at least 30 days’ notice to reestablish the minimum balance if your ProFund balance falls below the applicable account minimum. If you do not increase your balance, the ProFund may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day your ProFund position is closed.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by ProFunds’ transfer agent, distributor, or financial intermediary designated by the ProFunds as an authorized agent. Transaction orders in ProFund accounts must be received in good order by the ProFunds’ transfer agent or distributor before the cut-off times detailed in the table above to be processed at that business day’s NAV. Certain financial intermediaries may impose cut-off times different from those described above. A completed New Account Form does not constitute a purchase order until the transfer agent deems it to be in good order, processes the New Account Form and receives correct payment by check or

Method	ProFund	Normal Cut-Off Time (Eastern Time)	Additional Transaction Information (Eastern Time)

By Mail	All ProFunds	4:00 p.m.

By Telephone and Wire	All ProFunds (except UltraSector)	3:30 p.m. (wire purchases) 3:50 p.m. (exchanges and redemptions)	ProFunds accepts all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m. through 9:00 p.m.
	UltraSector ProFunds	3:10 p.m. (wire purchases) 3:30 p.m. (exchanges and redemptions)

By Internet and IVR	All ProFunds (except UltraSector)	3:55 p.m.	ProFunds accepts transactions at any time except between 3:55 p.m. and 4:30 p.m.

	UltraSector ProFunds	3:35 p.m.	ProFunds accepts transactions at any time except between 3:35 p.m. and 4:30 p.m.

wire transfer on any business day prior to the designated cut-off time. Trades placed via telephone must be initiated (i.e. the call must be received and in queue) by the cut-off time and communicated in good order by 4:00 p.m. (Eastern Time). When the NYSE closes early, all cut-off times are adjusted for the early close. When the bond markets close early, the cut-off times for the Bond Benchmarked ProFunds are adjusted for the early close.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

>	Your account address has changed within the last 10 business days.
>	A check is being mailed to an address different than the one on your account.
>	A check or wire is being made payable to someone other than the account owner.
>	Redemption proceeds are being transferred to an account with a different registration.
>	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account.
>	Other unusual situations as determined by ProFunds’ transfer agent.

ProFunds reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. ProFunds reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

About Telephone and Internet Transactions

Telephone and Internet transactions, whether initiated by a shareholder or a shareholder’s agent, are extremely convenient but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds’ agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. Telephone conversations

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may be recorded or monitored for verification, recordkeeping and quality-assurance purposes. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call ProFunds for instructions.

During periods of heavy market activity or other times, it may be difficult to reach ProFunds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The ProFunds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares in writing.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund, some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds’ transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks that have been returned to ProFunds, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned to ProFunds, the proceeds, net of any bank fees, will be deposited into the shareholder’s account from which the redemption was sent in Money Market ProFund.

Frequent Purchases and Redemptions of ProFund Shares

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund shares. The ProFunds impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds may reject any purchase request for any reason.

As noted under “ProFunds Strategies and Risks — Discussion of Principal Risks — Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of a ProFund may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Disclosure of Portfolio Holdings

A description of the ProFunds’ policies and procedures with respect to the disclosure of each ProFund’s portfolio securities is available in the ProFunds’ Statement of Additional Information and on the ProFunds’ website at www.profunds.com.

Additional Shareholder Services

Draft Checks

You may elect to redeem shares of Money Market ProFund by draft check ($500 minimum). You are responsible for ensuring that there are sufficient proceeds in your account to cover draft checks. Please call ProFunds to establish check writing on your account. Upon receipt of a completed signature card, the service will be activated. Please allow ten business days to receive your supply of checks. There is a $25 fee for stop payment requests. A check writing option is not available for retirement account shareholders.

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 1/2 years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Shareholders with ProFund accounts will receive quarterly ProFund statements showing the market value of their ProFund account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received.

Tax Statements

Each year, ProFunds will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans. Normally, in February of each year, ProFunds will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Electronic Document Delivery Program — PaperFree™

You may elect to receive your account statements and confirmations electronically through PaperFreeTM, ProFunds’ electronic document delivery service. You may also choose to receive your ProFunds prospectus, shareholder reports, and other documents electronically. To enroll for this service, please register on ProFunds’ Internet website. You may elect the PaperFree service by completing the appropriate section on the New Account Form. ProFunds will then send you a link to the enrollment site.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on ProFunds’ behalf. Such purchase and redemption orders will be deemed to have been received by ProFunds at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the ProFunds may effect portfolio transactions through broker dealers who sell fund shares, ProFunds does not consider the sale of ProFund shares as a factor when selecting broker dealers to effect portfolio transactions.

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Investor Class Shares and Service Class Shares bear fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the ProFunds are included in “Other Expenses” under “Annual Fund Operating Expenses” in this Prospectus.

Distribution and Service (12b-1) Fees

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees and administered by ProFunds Distributors, Inc., (“Distributor”) each ProFund may pay the Distributor, financial intermediaries, such as broker-dealers and investment advisers, up to 1.00% on an annualized basis of the average daily net assets attributable to Service Class Shares as reimbursement or compensation for service and distribution related activities with respect to the Funds and/or shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating the Distributor and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund contained in this Prospectus.

In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, providing the ProFunds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund, all other ProFunds, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds and to encourage the sale of ProFund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than ProFunds make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

For further details about payments made by the Distributor or ProFund Advisors to financial firms, please see the SAI.

Shareholder Services Guide >	95

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96

ProFunds Management

“The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.”

ProFunds Management >	97

ProFunds Management

Board Of Trustees And Officers

The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.

Investment Adviser

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides management services to the ProFunds. ProFund Advisors has served as the investment advisor and management services provider since ProFunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except OTC ProFund, UltraJapan ProFund, U.S. Government Plus ProFund and U.S. Government 30 ProFund, for which it is entitled to receive annual fees equal to 0.70%, 0.90%, 0.50% and 0.50%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2004, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations, paid ProFund Advisors fees in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)
Bull	0.75%
Mid-Cap	0.75%
Small-Cap	0.75%
OTC	0.70%
Large-Cap Value	0.75%
Large-Cap Growth	0.75%
Mid-Cap Value	0.75%
Mid-Cap Growth	0.75%
Small-Cap Value	0.75%
Small-Cap Growth	0.75%
Europe 30	0.75%
UltraBull	0.75%
UltraMid-Cap	0.75%
UltraSmall-Cap	0.75%
UltraDow 30	0.75%
UltraOTC	0.75%
UltraJapan	0.90%
Bear	0.75%
Short Small-Cap	0.75%
Short OTC	0.75%
UltraBear	0.75%
UltraShort OTC	0.75%
Banks	0.75%
Basic Materials	0.75%
Biotechnology	0.75%
Financials	0.75%
Health Care	0.73%
Internet	0.75%
Mobile Telecommunications	0.75%
Oil & Gas	0.75%
Pharmaceuticals	0.75%
Precious Metals	0.75%
Real Estate	0.75%
Semiconductor	0.75%
Technology	0.75%
Telecommunications	0.75%
Utilities	0.75%
U.S. Government Plus	0.50%
Rising Rates Opportunity	0.75%

ProFund Advisors serves as investment adviser of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund.

ProFund Advisors operations are overseen by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and Director of Portfolio from 1997-2003, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each ProFund (except Money Market ProFund) is managed by an investment team overseen by George O. Foster.

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed ProFunds or will serve in such capacity when the ProFunds become operational:

Bull, Mid-Cap, Small-Cap, OTC, Dow 30, Europe 30, UltraBull,
UltraMid-Cap, UltraSmall-Cap, UltraDow 30, UltraOTC, UltraJapan,
Bear, Short Mid-Cap, Short Small-Cap, Short Dow 30, Short OTC,
UltraBear, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow
30 and UltraShort OTC ProFunds

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Elisa Petit – Team Leader, Portfolio Manager	Since 03/02/2000	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.
Olessia Burner – Portfolio Manager	Since 08/18/1998	ProFund Advisors – Portfolio Manager since November 2004, Portfolio Analyst August 1998 to November 2004.
Howard Rubin – Senior Portfolio Manager	Since 04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.
Erik G. Banke, CFA – Associate Portfolio Manager	Since 01/18/2005	ProFund Advisors – Associate Portfolio Manager since January 2005, AIM Investments, Trader, October 2001 to January 2005, Goldman Sachs Hull Group LLC–, Associate, August 1999 to July 2001.

98	< ProFunds Management

ProFunds Management

Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth and all UltraSector ProFunds

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Hratch Najarian – Associate Portfolio Manager	Since 07/17/2000	ProFund Advisors – Associate Portfolio Manager since November 2004, Portfolio Analyst July 2003 to November 2004, Junior Analyst April 2002 to July 2003, Institutional Client Services Representative July 2000 to April 2002.
Michael Neches – Portfolio Analyst	Since 03/27/2000	ProFund Advisors – Portfolio Analyst since November 2004, Junior Analyst May 2001 to November 2004, Portfolio Intern March 2000 to May 2001.

U.S. Government 30, U.S. Government Plus, Rising Rates Opportunity, Rising Rates Opportunity 10

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Christian Saarbach – Portfolio Analyst	Since 06/17/2002	ProFund Advisors – Portfolio Analyst since November 2004, Junior Portfolio Analyst June 2002 to November 2004; Intern, Salomon Smith Barney September 2001 to May 2002; Intern, Legg Mason June 2001 to August 2001 and the Johns Hopkins Bloomberg School of Public Health June 2000 to August 2000 and June 2001 to August 2001 – Intern.
Howard Rubin, CFA – Senior Portfolio Manager	Since 04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

Rising U.S. Dollar, Falling U.S. Dollar

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Elisa Petit – Team Leader, Portfolio Manager	Since 03/02/2000	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.
Howard Rubin, CFA – Senior Portfolio Manager	Since 04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

The SAI provides additional information about Portfolio Manager compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds.

Deutsche Asset Management, Inc.

Money Market ProFund currently seeks its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. (“DeAM, Inc.”), with headquarters at 280 Park Avenue, New York, NY 10017. DeAM, Inc. makes the Portfolio’s investment decisions and assumes responsibility for the securities the Portfolio owns. For its services as investment adviser of the Portfolio, DeAM, Inc. is entitled to receive annual investment advisory fees equal to 0.15% of the average daily net assets of the Portfolio. During the year ended December 31, 2004, the Portfolio paid DeAM, Inc. investment advisory fees equal to 0.12%, net of waivers, of the average daily net assets of the Portfolio.

As of December 31, 2004, DeAM, Inc. had total assets of approximately $123 billion under management. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Regulatory and Litigation Matters involving Deutsche Asset Management, Inc. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments, an affiliate of DeAM. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the Scudder funds (including the Portfolio) or their advisors, including DeAM. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases Scudder fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the Scudder funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Service Providers

ProFunds Distributors, Inc., located at 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110 acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFunds Management >	99

ProFunds Management

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2004, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees for management services in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)
Bull	0.15%
Mid-Cap	0.15%
Small-Cap	0.15%
OTC	0.15%
Large-Cap Value	0.15%
Large-Cap Growth	0.15%
Mid-Cap Value	0.15%
Mid-Cap Growth	0.15%
Small-Cap Value	0.15%
Small-Cap Growth	0.15%
Europe 30	0.15%
UltraBull	0.15%
UltraMid-Cap	0.15%
UltraSmall-Cap	0.15%
UltraDow 30	0.15%
UltraOTC	0.15%
UltraJapan	0.15%
Bear	0.15%
Short Small-Cap	0.15%
Short OTC	0.15%
UltraBear	0.15%
UltraShort OTC	0.15%
Banks	0.15%
Basic Materials	0.15%
Biotechnology	0.15%
Financials	0.15%
Health Care	0.15%
Internet	0.15%
Mobile Telecommunications	0.15%
Oil & Gas	0.15%
Pharmaceuticals	0.15%
Precious Metals	0.15%
Real Estate	0.15%
Semiconductor	0.15%
Technology	0.15%
Telecommunications	0.15%
Utilities	0.15%
U.S. Government Plus	0.15%
Rising Rates Opportunity	0.15%

During the year ended December 31, 2004, ProFund Advisors received fees equal to 0.35% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund’s relationship to the Portfolio.

If the ProFund’s Board of Trustees terminates Money Market ProFund’s master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement will be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

100	< ProFunds Management

The following tables are intended to help you understand the financial history of each share class of the ProFunds for the past five years (or since inception, if shorter).

No information is presented for Dow 30 ProFund, Asia 30 ProFund, Short Mid-Cap ProFund, Short Dow 30 ProFund, Airlines UltraSector ProFund, Leisure Goods UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund, as these ProFunds were not open for investment as of December 31, 2004. Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the financial statements of the ProFunds, appears in the Annual Report of the ProFunds which is available upon request.

Financial Highlights

Financial Highlights >	101

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Bull ProFund

Investor Class (a)
For the year ended December 31,	2004	2003	2002	2001	2000
Net asset value, beginning of period	$50.43	$39.97	$53.44	$63.09	$73.20

Investment Activities:
Net investment income (loss)(b)	0.24	(0.01)	(0.04)	(0.04)	0.57
Net realized and unrealized gains (losses) on investments	4.31	10.47	(13.43)	(9.61)	(9.70)

Total from investment activities	4.55	10.46	(13.47)	(9.65)	(9.13)

Distributions to Shareholders from:
Net investment income	(0.10)	—	—	—	—
Net realized gains on investments	—	—	—	—	(0.98)

Total distributions	(0.10)	—	—	—	(0.98)

Net asset value, end of period	$54.88	$50.43	$39.97	$53.44	$63.09

Total Return	9.03%	26.17%	(25.21)%	(15.30)%	(12.48)%

Ratios to Average Net Assets:
Gross expenses	1.44%	1.72%	1.85%	2.03%	1.54%
Net expenses	1.44%	1.71%	1.85%	1.89%	1.54%
Net investment income (loss)	0.48%	(0.03)%	(0.08)%	(0.08)%	0.81%

Supplemental Data:
Net assets, end of period (000’s)	$108,162	$123,319	$116,616	$9,848	$19,979
Portfolio turnover rate(c)	463%	490%	1,676%	3,058%	3,603%
Service Class (a)
For the year ended December 31,	2004	2003	2002	2001	2000
Net asset value, beginning of period	$47.85	$38.31	$51.62	$61.52	$72.01

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.43)	(0.59)	(0.58)	(0.05)
Net realized and unrealized gains (losses) on investments	4.02	9.97	(12.72)	(9.32)	(9.46)

Total from investment activities	3.79	9.54	(13.31)	(9.90)	(9.51)

Distributions to Shareholders from:
Net investment income	(0.10)	—	—	—	—
Net realized gains on investments	—	—	—	—	(0.98)

Total distributions	(0.10)	—	—	—	(0.98)

Net Asset Value, End of Period	$51.54	$47.85	$38.31	$51.62	$61.52

Total Return	7.92%	24.90%	(25.78)%	(16.09)%	(13.22)%

Ratios to Average Net Assets:
Gross expenses	2.40%	2.72%	2.94%	3.08%	2.38%
Net expenses	2.40%	2.71%	2.94%	2.95%	2.38%
Net investment income (loss)	(0.48)%	(1.03)%	(1.36)%	(1.06)%	(0.07)%

Supplemental Data:
Net assets, end of period (000’s)	$49,198	$13,603	$9,154	$42,861	$5,562
Portfolio turnover rate(c)	463%	490%	1,676%	3,058%	3,603%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

102	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mid-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.87	$24.70	$30.50	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.12)	(0.16)	(0.20)	(0.05)
Net realized and unrealized gains (losses) on investments	4.90	8.33	(5.60)	0.68

Total from investment activities	4.78	8.17	(5.80)	0.63

Distributions to Shareholders from:
Net realized gains on investments	(0.10)	—	—	(0.13)

Net asset value, end of period	$37.55	$32.87	$24.70	$30.50

Total Return	14.60%	33.08%	(19.02)%	2.12%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.55%	1.70%	2.08%	7.49%
Net expenses(d)	1.55%	1.69%	1.95%	1.95%
Net investment income (loss)(d)	(0.34)%	(0.53)%	(0.72)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$132,350	$99,766	$16,284	$2,904
Portfolio turnover rate(e)	199%	253%	3,727%	1,907%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.33	$24.54	$30.57	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.45)	(0.42)	(0.48)	(0.17)
Net realized and unrealized gains (losses) on investments	4.78	8.21	(5.55)	0.87

Total from investment activities	4.33	7.79	(6.03)	0.70

Distributions to Shareholders from:
Net realized gains on investments	(0.10)	—	—	(0.13)

Net asset value, end of period	$36.56	$32.33	$24.54	$30.57

Total Return	13.45%	31.74%	(19.73)%	2.35%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.55%	2.70%	3.97%	8.33%
Net expenses(d)	2.55%	2.69%	2.95%	2.79%
Net investment income (loss)(d)	(1.34)%	(1.53)%	(1.78)%	(1.79)%

Supplemental Data:
Net assets, end of period (000’s)	$2,764	$5,528	$814	$1,095
Portfolio turnover rate(e)	199%	253%	3,727%	1,907%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	103

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Small-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.72	$23.81	$30.98	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.06)	(0.13)	(0.17)	(0.02)
Net realized and unrealized gains (losses) on investments	5.65	10.24	(7.00)	1.01

Total from investment activities	5.59	10.11	(7.17)	0.99

Distributions to Shareholders from:
Net realized gains on investments	(0.26)	(1.20)	—	(0.01)

Net asset value, ed of period	$38.05	$32.72	$23.81	$30.98

Total Return	17.08%	42.41%	(23.14)%	3.32%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.40%	1.62%	1.98%	1.95%
Net expenses(d)	1.40%	1.62%	1.95%	1.95%
Net investment income (loss)(d)	(0.18)%	(0.42)%	(0.65)%	(0.19)%

Supplemental Data:
Net assets, end of period (000’s)	$155,284	$165,048	$40,591	$28,222
Portfolio turnover rate(e)	385%	254%	865%	95%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$31.88	$23.50	$30.95	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.40)	(0.40)	(0.42)	(0.08)
Net realized and unrealized gains (losses) on investments	5.46	9.98	(7.03)	1.04

Total from investment activities	5.06	9.58	(7.45)	0.96

Distributions to Shareholders from:
Net realized gains on investments	(0.26)	(1.20)	—	(0.01)

Net asset value, end of period	$36.68	$31.88	$23.50	$30.95

Total Return	15.87%	40.71%	(24.07)%	3.22%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.40%	2.62%	2.99%	2.76%
Net expenses(d)	2.40%	2.62%	2.95%	2.76%
Net investment income (loss)(d)	(1.18)%	(1.42)%	(1.55)%	(0.89)%

Supplemental Data:
Net assets, end of period (000’s)	$53,235	$109,792	$10,642	$15,392
Portfolio turnover rate(e)	385%	254%	865%	95%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

104	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

OTC ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period August 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$57.01	$40.01	$65.13	$94.85	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.05)	(0.62)	(0.67)	(1.06)	(2.40)
Net realized and unrealized gains (losses) on investments	5.56	19.50	(24.45)	(28.66)	(52.75)

Total from investment activities	5.51	18.88	(25.12)	(29.72)	(55.15)

Distributions to Shareholders from:
Net realized gains on investments	—	(1.88)	—	—	—

Net asset value, end of period	$62.52	$57.01	$40.01	$65.13	$94.85

Total Return	9.67%	47.17%	(38.57)%	(31.33)%	(36.77)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.37%	1.59%	1.75%	2.40%	1.60%
Net expenses(e)	1.37%	1.59%	1.75%	1.91%	1.60%
Net investment income (loss)(e)	(0.08)%	(1.30)%	(1.56)%	(1.48)%	(4.83)%

Supplemental Data:
Net assets, end of period (000’s)	$94,630	$90,699	$83,980	$5,524	$2,781
Portfolio turnover rate(f)	1,147%	868%	620%	5,388%	632%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period August 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$55.13	$39.11	$64.33	$94.80	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.60)	(1.09)	(1.13)	(2.08)	(0.45)
Net realized and unrealized gains (losses) on investments	5.36	18.99	(24.09)	(28.39)	(54.75)

Total from investment activities	4.76	17.90	(25.22)	(30.47)	(55.20)

Distributions to Shareholders from:
Net realized gains on investments	—	(1.88)	—	—	—

Net asset value, end of period	$59.89	$55.13	$39.11	$64.33	$94.80

Total Return	8.63%	45.75%	(39.20)%	(32.14)%	(36.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.37%	2.59%	2.94%	3.45%	2.80%
Net expenses(e)	2.37%	2.59%	2.94%	2.95%	2.80%
Net investment income (loss)(e)	(1.08)%	(2.30)%	(2.73)%	(2.25)%	(1.06)%

Supplemental Data:
Net assets, end of period (000’s)	$50,708	$7,324	$22,478	$990	$1,054
Portfolio turnover rate(f)	1,147%	868%	620%	5,388%	632%	(d)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	105

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Large-Cap Value ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$39.12	$30.82		$30.00

Investment Activities:
Net investment income (loss)(b)	0.19	0.09		0.07
Net realized and unrealized gains (losses) on investments	4.87	8.27	(c)	1.09

Total from investment activities	5.06	8.36		1.16

Distributions to Shareholders from:
Net investment income	(0.04)	(0.06)		(0.04)
Net realized gains on investments	—	—		(0.30)

Total distributions	(0.04)	(0.06)		(0.34)

Net asset value, end of period	$44.14	$39.12		$30.82

Total Return	12.94%	27.11%		3.88%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.57%	1.98%		1.53%
Net expenses(e)	1.57%	1.86%		1.53%
Net investment income (loss)(e)	0.48%	0.27%		0.83%

Supplemental Data:
Net assets, end of period (000’s)	$37,163	$28,709		$51,255
Portfolio turnover rate(f)	715%	1,359%		396%	(d)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$38.83	$30.81		$30.00

Investment Activities:
Net investment income (loss)(b)	(0.21)	(0.24)		(0.03)
Net realized and unrealized gains (losses) on investments	4.77	8.26	(c)	1.14

Total from investment activities	4.56	8.02		1.11

Distributions to Shareholders from:
Net investment income	(0.04)	—		—
Net realized gains on investments	—	—		(0.30)

Total distributions	(0.04)	—		(0.30)

Net asset value, end of period	$43.35	$38.83		$30.81

Total Return	11.75%	26.03%		3.72%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.57%	2.98%		2.63%
Net expenses(e)	2.57%	2.86%		2.63%
Net investment income (loss)(e)	(0.52)%	(0.73)%		(0.36)%

Supplemental Data:
Net assets, end of period (000’s)	$16,296	$1,909		$2,780
Portfolio turnover rate(f)	715%	1,359%		396%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

106	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Large-Cap Growth ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$36.38		$30.48	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)		(0.16)	0.01
Net realized and unrealized gains (losses) on investments	1.26	(c)	7.03	0.48

Total from investment activities	1.24		6.87	0.49

Distributions to Shareholders from:
Net realized gains on investments	—		(0.97)	(0.01)

Net asset value, end of period	$37.62		$36.38	$30.48

Total Return	3.41%		22.54%	1.62%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.78%		1.80%	1.52%
Net expenses(e)	1.78%		1.80%	1.52%
Net investment income (loss)(e)	(0.07)%		(0.50)%	0.18%
Supplemental Data:
Net assets, end of period (000’s)	$5,404		$3,674	$28,630
Portfolio turnover rate(f)	1,288%		438%	180%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$36.05		$30.46	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)		(0.49)	(0.09)
Net realized and unrealized gains (losses) on investments	1.24	(c)	7.05	0.56

Total from investment activities	0.85		6.56	0.47

Distributions to Shareholders from:
Net realized gains on investments	—		(0.97)	(0.01)

Net asset value, end of period	$36.90		$36.05	$30.46

Total Return	2.36%		21.54%	1.55%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.78%		2.80%	2.62%
Net expenses(e)	2.78%		2.80%	2.62%
Net investment income (loss)(e)	(1.07)%		(1.50)%	(1.12)%

Supplemental Data:
Net assets, end of period (000’s)	$15,659		$2,525	$1,800
Portfolio turnover rate(f)	1,288%		438%	180%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	107

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mid-Cap Value ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.39	$24.78		$28.81	$30.00

Investment Activities:
Net investment income (loss)(b)	0.06	0.02		(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments	5.47	8.59		(3.91)	(0.23)

Total from investment activities	5.53	8.61		(4.03)	(0.28)

Distributions to Shareholders from:
Net investment income	—	—	(c)	—	—
Net realized gains on investments	—	—		—	(0.91)

Total distributions	—	—	(c)	—	(0.91)

Net asset value, end of period	$38.92	$33.39		$24.78	$28.81

Total Return	16.56%	34.76%		(13.99)%	(0.88)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.40%	1.80%		2.08%	2.61%
Net expenses(e)	1.40%	1.80%		1.95%	1.95%
Net investment income (loss)(e)	0.17%	0.05%		(0.42)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$53,337	$101,345		$3,925	$3,576
Portfolio turnover rate(f)	631%	600%		1,899%	1,400%	(d)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.70	$24.49		$28.73	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.29)	(0.27)		(0.42)	(0.07)
Net realized and unrealized gains (losses) on investments	5.31	8.48		(3.82)	(0.29)

Total from investment activities	5.02	8.21		(4.24)	(0.36)

Distributions to Shareholders from:
Net realized gains on investments	—	—		—	(0.91)

Net asset value, end of period	$37.72	$32.70		$24.49	$28.73

Total Return	15.35%	33.52%		(14.76)%	(1.14)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.40%	2.80%		3.04%	3.43%
Net expenses(e)	2.40%	2.80%		2.95%	2.77%
Net investment income (loss)(e)	(0.83)%	(0.95)%		(1.45)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$34,003	$11,151		$6,316	$6,178
Portfolio turnover rate(f)	631%	600%		1,899%	1,400%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

108	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mid-Cap Growth ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$30.25	$23.87	$30.88	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)	(0.35)	(0.37)	(0.15)
Net realized and unrealized gains (losses) on investments	3.70	6.73	(6.64)	1.22

Total from investment activities	3.38	6.38	(7.01)	1.07

Distributions to Shareholders from:
Net realized gains on investments	—	—	—	(0.19)

Net asset value, end of period	$33.63	$30.25	$23.87	$30.88

Total Return	11.17%	26.73%	(22.70)%	3.56%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.78%	2.12%	2.88%	1.95%
Net expenses(d)	1.78%	1.95%	1.95%	1.95%
Net investment income (loss)(d)	(1.03)%	(1.28)%	(1.38)%	(1.54)%

Supplemental Data:
Net assets, end of period (000’s)	$22,494	$5,462	$1,324	$6,086
Portfolio turnover rate(e)	1,293%	2,235%	3,616%	1,062%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$29.58	$23.59	$30.82	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.62)	(0.61)	(0.63)	(0.25)
Net realized and unrealized gains (losses) on investments	3.58	6.60	(6.60)	1.26

Total from investment activities	2.96	5.99	(7.23)	1.01

Distributions to Shareholders from:
Net realized gains on investments	—	—	—	(0.19)

Net asset value, end of period	$32.54	$29.58	$23.59	$30.82

Total Return	10.01%	25.39%	(23.46)%	3.36%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.78%	3.12%	3.56%	2.94%
Net expenses(d)	2.78%	2.95%	2.94%	2.94%
Net investment income (loss)(d)	(2.03)%	(2.28)%	(2.43)%	(2.48)%

Supplemental Data:
Net assets, end of period (000’s)	$9,254	$991	$2,164	$3,460
Portfolio turnover rate(e)	1,293%	2,235%	3,616%	1,062%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	109

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Small-Cap Value ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.16	$24.61	$30.17	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.03)	(0.17)	(0.29)	(0.05)
Net realized and unrealized gains (losses) on investments	6.87	8.77	(5.27)	0.39

Total from investment activities	6.84	8.60	(5.56)	0.34

Distributions to Shareholders from:
Net realized gains on investments	(0.15)	(0.05)	—	(0.17)

Net asset value, end of period	$39.85	$33.16	$24.61	$30.17

Total Return	20.62%	34.95%	(18.43)%	1.15% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.46%	1.73%	1.98%	2.00%
Net expenses(d)	1.46%	1.73%	1.95%	1.95%
Net investment income (loss)(d)	(0.09)%	(0.59)%	(0.96)%	(0.52)%

Supplemental Data:
Net assets, end of period (000’s)	$155,891	$123,119	$7,554	$13,284
Portfolio turnover rate(e)	525%	652%	1,650%	962% (c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.38	$24.29	$30.11	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.45)	(0.62)	(0.14)
Net realized and unrealized gains (losses) on investments	6.65	8.59	(5.20)	0.42

Total from investment activities	6.27	8.14	(5.82)	0.28

Distributions to Shareholders from:
Net realized gains on investments	(0.15)	(0.05)	—	(0.17)

Net asset value, end of period	$38.50	$32.38	$24.29	$30.11

Total Return	19.36%	33.52%	(19.33)%	0.95%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.46%	2.73%	2.97%	2.90%
Net expenses(d)	2.46%	2.73%	2.94%	2.85%
Net investment income (loss)(d)	(1.09)%	(1.59)%	(2.03)%	(1.41)%

Supplemental Data:
Net assets, end of period (000’s)	$32,029	$14,444	$10,979	$36,458
Portfolio turnover rate(e)	525%	652%	1,650%	962%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

110	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Small-Cap Growth ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$30.20	$22.47	$30.80	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.33)	(0.29)	(0.39)	(0.15)
Net realized and unrealized gains (losses) on investments	6.41	8.07	(5.66)	1.30

Total from investment activities	6.08	7.78	(6.05)	1.15

Distributions to Shareholders from:
Net realized gains on investments	—	(0.05)	(2.28)	(0.35)

Net asset value, end of period	$36.28	$30.20	$22.47	$30.80

Total Return	20.13%	34.64%	(19.64)%	3.87%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.59%	1.80%	2.68%	2.94%
Net expenses(d)	1.59%	1.80%	1.95%	1.92%
Net investment income (loss)(d)	(1.00)%	(1.16)%	(1.50)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$103,113	$16,890	$7,934	$9,605
Portfolio turnover rate(e)	854%	1,184%	4,550%	1,020%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$29.64	$22.27	$30.87	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.66)	(0.55)	(0.66)	(0.26)
Net realized and unrealized gains (losses) on investments	6.26	7.97	(5.66)	1.48

Total from investment activities	5.60	7.42	(6.32)	1.22

Distributions to Shareholders from:
Net realized gains on investments	—	(0.05)	(2.28)	(0.35)

Net asset value, end of period	$35.24	$29.64	$22.27	$30.87

Total Return	18.89%	33.33%	(20.47)%	4.10%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.59%	2.80%	3.25%	3.96%
Net expenses(d)	2.59%	2.80%	2.95%	2.95%
Net investment income (loss)(d)	(2.00)%	(2.16)%	(2.45)%	(2.65)%

Supplemental Data:
Net assets, end of period (000’s)	$43,438	$8,423	$1,465	$638
Portfolio turnover rate(e)	854%	1,184%	4,550%	1,020%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	111

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Europe 30 ProFund

Investor Class
For the year ended December 31,	2004		2003	2002		2001		2000
Net asset value, beginning of period	$12.97		$9.43	$12.62		$22.65		$40.99

Investment Activities:
Net investment income (loss)(a)	0.02		0.06	0.10		—	(b)	(0.07)
Net realized and unrealized gains (losses) on investments	1.89		3.51	(3.29)		(10.03)		(13.77)

Total from investment activities	1.91		3.57	(3.19)		(10.03)		(13.84)

Distributions to Shareholders from:
Net investment income	—	(b)	(0.03)	—		—		(0.02)
Net realized gains on investments	—		—	—		—		(4.48)

Total distributions	—	(b)	(0.03)	—		—		(4.50)

Net asset value, end of period	$14.88		$12.97	$9.43		$12.62		$22.65

Total Return	14.76%		37.81%	(25.28)%		(44.28)%		(33.55)%

Ratios to Average Net Assets:
Gross expenses	1.56%		1.79%	2.34%		4.17%		4.07%
Net expenses	1.56%		1.78%	1.95%		2.75%		2.53%
Net investment income (loss)	0.12%		0.52%	0.93%		0.02%		(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$43,254		$23,377	$8,184		$5,923		$2,262
Portfolio turnover rate(c)	742%		1,593%	2,892%		11,239%		2,381%
Service Class
For the year ended December 31,	2004		2003	2002		2001		2000
Net asset value, beginning of period	$13.46		$9.85	$12.25		$22.28		$40.72

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.05)	0.12	(d)	0.04		(0.24)
Net realized and unrealized gains (losses) on investments	1.97		3.66	(2.52)		(10.07)		(13.72)

Total from investment activities	1.85		3.61	(2.40)		(10.03)		(13.96)

Distributions to Shareholders from:
Net investment income	—	(b)	—	—		—		—
Net realized gains on investments	—		—	—		—		(4.48)

Total distributions	—	(b)	—	—		—		(4.48)

Net asset value, end of period	$15.31		$13.46	$9.85		$12.25		$22.28

Total Return	13.78%		36.65%	(19.59)%	(d)	(45.02)%		(34.07)%

Ratios to Average Net Assets:
Gross expenses	2.54%		2.79%	2.14%	(d)	4.78%		5.08%
Net expenses	2.54%		2.78%	1.58%	(d)	3.36%		3.54%
Net investment income (loss)	(0.86)%		(0.48)%	1.15%	(d)	0.22%		(0.66)%

Supplemental Data:
Net assets, end of period (000’s)	$12,995		$11,105	$2,667		$116		$403
Portfolio turnover rate(c)	742%		1,593%	2,892%		11,239%		2,381%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.

112	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraBull ProFund

Investor Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$47.52		$30.64	$57.22	$84.30	$118.35

Investment Activities:
Net investment income (loss)(b)	0.22		(0.07)	(0.19)	(0.28)	0.50
Net realized and unrealized gains (losses) on investments	8.23		16.95	(26.39)	(26.80)	(34.00)

Total from investment activities	8.45		16.88	(26.58)	(27.08)	(33.50)

Distributions to Shareholders from:
Net investment income	(0.15)		—	—	—	(0.20)
Net realized gains on investments	—		—	—	—	(0.35)

Total distributions	(0.15)		—	—	—	(0.55)

Net asset value, end of period	$55.82		$47.52	$30.64	$57.22	$84.30

Total Return	17.75%		55.09%	(46.45)%	(32.12)%	(28.33)%

Ratios/Supplemental Data:
Gross expenses	1.44%		1.70%	1.95%	1.93%	1.44%
Net expenses	1.44%		1.70%	1.95%	1.93%	1.44%
Net investment income (loss)	0.44%		(0.18)%	(0.47)%	(0.43)%	0.49%

Supplemental Data:
Net assets, end of period (000’s)	$163,474		$123,782	$65,467	$60,956	$80,340
Portfolio turnover rate(c)	447%		723%	1,770%	1,377%	1,111%
Service Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$45.09		$29.40	$55.17	$82.15	$116.35

Investment Activities:
Net investment income (loss)(b)	(0.15)	(d)	(0.41)	(0.58)	(0.88)	(0.55)
Net realized and unrealized gains (losses) on investments	7.76		16.10	(25.19)	(26.10)	(33.30)

Total from investment activities	7.61		15.69	(25.77)	(26.98)	(33.85)

Distributions to Shareholders from:
Net investment income	(0.15)		—	—	—	—
Net realized gains on investments	—		—	—	—	(0.35)

Total distributions	(0.15)		—	—	—	(0.35)

Net asset value, end of period	$52.55		$45.09	$29.40	$55.17	$82.15

Total Return	16.84%	(d)	53.37%	(46.71)%	(32.84)%	(29.12)%

Ratios to Average Net Assets:
Gross expenses	2.23%	(d)	2.70%	2.81%	2.87%	2.43%
Net expenses	2.23%	(d)	2.70%	2.81%	2.87%	2.43%
Net investment income (loss)	(0.35)%	(d)	(1.18)%	(1.40)%	(1.35)%	(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$17,931		$13,068	$7,828	$7,629	$31,923
Portfolio turnover rate(c)	447%		723%	1,770%	1,377%	1,111%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

Financial Highlights >	113

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraMid-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$28.67	$16.95	$27.42	$33.00	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.10)	(0.16)	(0.18)	(0.15)	0.14
Net realized and unrealized gains (losses) on investments	8.27	11.88	(10.29)	(5.43)	2.86

Total from investment activities	8.17	11.72	(10.47)	(5.58)	3.00

Net asset value, end of period	$36.84	$28.67	$16.95	$27.42	$33.00

Total Return	28.50%	69.14%	(38.18)%	(16.91)%	10.00%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.51%	1.87%	2.08%	2.07%	1.75%
Net expenses(d)	1.51%	1.86%	1.95%	1.95%	1.60%
Net investment income (loss)(d)	(0.33)%	(0.75)%	(0.78)%	(0.52)%	0.46%

Supplemental Data:
Net assets, end of period (000’s)	$86,392	$55,368	$15,358	$33,812	$34,622
Portfolio turnover rate(e)	395%	684%	2,174%	2,125%	2,468%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$27.65	$16.48	$26.85	$32.66	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)	(0.37)	(0.41)	(0.44)	(0.17)
Net realized and unrealized gains (losses) on investments	7.91	11.54	(9.96)	(5.37)	2.83

Total from investment activities	7.52	11.17	(10.37)	(5.81)	2.66

Net asset value, end of period	$35.17	$27.65	$16.48	$26.85	$32.66

Total Return	27.20%	67.78%	(38.62)%	(17.79)%	8.87%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.49%	2.87%	3.06%	3.07%	2.74%
Net expenses(d)	2.49%	2.86%	2.95%	2.95%	2.60%
Net investment income (loss)(d)	(1.31)%	(1.75)%	(1.87)%	(1.49)%	(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$11,245	$6,814	$7,279	$2,517	$2,695
Portfolio turnover rate(e)	395%	684%	2,174%	2,125%	2,468%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

114	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraSmall-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$19.29	$9.62	$17.27	$20.77	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.04)	(0.07)	(0.07)	(0.01)	0.09
Net realized and unrealized gains (losses) on investments	6.21	9.74	(7.58)	(3.49)	(9.32)

Total from investment activities	6.17	9.67	(7.65)	(3.50)	(9.23)

Net asset value, end of period	$25.46	$19.29	$9.62	$17.27	$20.77

Total Return	31.99%	100.52%	(44.30)%	(16.85)%	(30.77)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.40%	1.76%	1.95%	2.15%	1.89%
Net expenses(d)	1.40%	1.76%	1.95%	1.95%	1.54%
Net investment income (loss)(d)	(0.17)%	(0.49)%	(0.54)%	(0.05)%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$330,905	$133,404	$26,286	$73,105	$20,847
Portfolio turnover rate(e)	339%	387%	2,196%	3,221%	3,345%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$18.57	$9.37	$16.96	$20.59	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.21)	(0.21)	(0.17)	(0.20)
Net realized and unrealized gains (losses) on investments	5.94	9.41	(7.38)	(3.46)	(9.21)

Total from investment activities	5.71	9.20	(7.59)	(3.63)	(9.41)

Net asset value, end of period	$24.28	$18.57	$9.37	$16.96	$20.59

Total Return	30.75%	98.19%	(44.75)%	(17.63)%	(31.37)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.38%	2.76%	2.87%	3.12%	2.96%
Net expenses(d)	2.38%	2.76%	2.87%	2.92%	2.60%
Net investment income (loss)(d)	(1.15)%	(1.49)%	(1.49)%	(0.97)%	(0.86)%

Supplemental Data:
Net assets, end of period (000’s)	$30,658	$17,036	$2,526	$7,497	$3,589
Portfolio turnover rate(e)	339%	387%	2,196%	3,221%	3,345%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	115

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraDow 30 ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$31.29		$20.73	$30.00

Investment Activities:
Net investment income (loss)(b)	0.14		(0.02)	0.05
Net realized and unrealized gains (losses) on investments	1.60	(c)	10.60	(9.28)

Total from investment activities	1.74		10.58	(9.23)

Distributions to Shareholders from:
Net investment income	(0.03)		—	(0.04)
Net realized gains on investments	—		(0.02)	—

Total distributions	(0.03)		(0.02)	(0.04)

Net asset value, end of period	$33.00		$31.29	$20.73

Total Return	5.57%		51.02%	(30.76)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.49%		1.88%	2.47%
Net expenses(e)	1.49%		1.88%	1.95%
Net investment income (loss)(e)	0.45%		(0.08)%	0.37%

Supplemental Data:
Net assets, end of period (000’s)	$47,100		$31,023	$3,963
Portfolio turnover rate(f)	825%		1,798%	844%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$30.97		$20.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.26)	(0.06)
Net realized and unrealized gains (losses) on investments	1.59	(c)	10.57	(9.26)

Total from investment activities	1.43		10.31	(9.32)

Distributions to Shareholders from:
Net investment income	(0.03)		—	—	(g)
Net realized gains on investments	—		(0.02)	—

Total distributions	(0.03)		(0.02)	—	(g)

Net asset value, end of period	$32.37		$30.97	$20.68

Total Return	4.62%		49.84%	(31.06)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.49%		2.88%	3.42%
Net expenses(e)	2.49%		2.88%	2.95%
Net investment income (loss)(e)	(0.55)%		(1.08)%	(0.44)%

Supplemental Data:
Net assets, end of period (000’s)	$7,283		$9,959	$11,696
Portfolio turnover rate(f)	825%		1,798%	844%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(g)	The amount is less than $0.005.

116	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraOTC ProFund

Investor Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$21.84		$10.79	$35.29	$114.10	$494.40

Investment Activities:
Net investment income (loss)(b)	(0.03)		(0.20)	(0.25)	(0.50)	(0.85)
Net realized and unrealized gains (losses) on investments	3.39		11.25	(24.25)	(78.31)	(361.75)

Total from investment activities	3.36		11.05	(24.50)	(78.81)	(362.60)

Distributions to Shareholders from:
Net realized gains on investments	—		—	—	—	(17.70)

Net asset value, end of period	$25.20		$21.84	$10.79	$35.29	$114.10

Total Return	15.38%		102.41%	(69.42)%	(69.07)%	(73.70)%

Ratios to Average Net Assets:
Gross expenses	1.37%		1.56%	1.78%	1.80%	1.33%
Net expenses	1.37%		1.56%	1.78%	1.80%	1.33%
Net investment income (loss)	(0.14)%		(1.23)%	(1.49)%	(1.06)%	(0.22)%

Supplemental Data:
Net assets, end of period (000’s)	$530,240		$449,308	$187,841	$353,565	$421,434
Portfolio turnover rate(c)	159%		231%	522%	622%	801%
Service Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$20.59		$10.28	$33.88	$110.90	$487.00

Investment Activities:
Net investment income (loss)(b)	0.02	(d)	(0.35)	(0.39)	(0.94)	(4.65)
Net realized and unrealized gains (losses) on investments	3.22		10.66	(23.21)	(76.08)	(353.75)

Total from investment activities	3.24		10.31	(23.60)	(77.02)	(358.40)

Distributions to Shareholders from:
Net realized gains on investments	—		—	—	—	(17.70)

Net asset value, end of period	$23.83		$20.59	$10.28	$33.88	$110.90

Total Return	15.74%	(d)	100.29%	(69.66)%	(69.45)%	(73.96)%

Ratios to Average Net Assets:
Gross expenses	1.11%	(d)	2.56%	2.53%	2.80%	2.33%
Net expenses	1.11%	(d)	2.56%	2.53%	2.80%	2.33%
Net investment income (loss)	0.12%	(d)	(2.23)%	(2.25)%	(2.03)%	(1.22)%

Supplemental Data:
Net assets, end of period (000’s)	$34,534		$30,497	$13,844	$32,712	$48,454
Portfolio turnover rate(c)	159%		231%	522%	622%	801%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.

Financial Highlights >	117

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraJapan ProFund

Investor Class (a)
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period February 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$30.91		$20.93	$34.77		$65.75	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.41)		(0.47)	(0.49)		0.19	2.90
Net realized and unrealized gains (losses) on investments	3.42	(d)	10.45	(13.35)		(31.16)	(82.95)

Total from investment activities	3.01		9.98	(13.84)		(30.97)	(80.05)

Distributions to Shareholders from:
Net investment income	—		—	—		(0.01)	(4.20)

Net asset value, end of period	$33.92		$30.91	$20.93		$34.77	$65.75

Total Return	9.74%		47.68%	(39.80)%		(47.10)%	(53.44)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.65%		1.95%	2.37%		2.46%	2.31%
Net expenses(f)	1.65%		1.95%	1.93%		1.95%	1.59%
Net investment income (loss)(f)	(1.24)%		(1.70)%	(1.48)%		0.39%	2.99%

Supplemental Data:
Net assets, end of period (000’s)	$48,512		$42,203	$2,799		$2,697	$1,050
Portfolio turnover rate(g)	—		—	—	(h)	1,299%	1,300%	(e)
Service Class (a)
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period February 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$30.27		$20.69	$34.70		$66.35	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.74)		(0.75)	(0.89)		(0.28)	1.95
Net realized and unrealized gains (losses) on investments	3.35	(d)	10.33	(13.12)		(31.37)	(82.65)

Total from investment activities	2.61		9.58	(14.01)		(31.65)	(80.70)

Distributions to Shareholders from:
Net investment income	—		—	—		—	(2.95)

Net asset value, end of period	$32.88		$30.27	$20.69		$34.70	$66.35

Total Return	8.62%		46.30%	(40.37)%		(47.70)%	(53.86)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	2.63%		2.95%	3.22%		3.29%	3.33%
Net expenses(f)	2.63%		2.95%	2.95%		2.78%	2.60%
Net investment income (loss)(f)	(2.22)%		(2.70)%	(2.45)%		(0.60)%	2.09%

Supplemental Data:
Net assets, end of period (000’s)	$1,478		$932	$143		$140	$843
Portfolio turnover rate(g)	—		—	—	(h)	1,299%	1,300%	(e)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.

118	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Bear ProFund

Investor Class (a)
For the year ended December 31,	2004	2003	2002		2001	2000
Net asset value, beginning of period	$34.19	$45.26	$37.43		$32.75	$30.18

Investment Activities:
Net investment income (loss)(b)	(0.09)	(0.28)	(0.24)		0.52	1.09
Net realized and unrealized gains (losses) on investments	(3.28)	(10.79)	8.07		4.16	3.84

Total from investment activities	(3.37)	(11.07)	7.83		4.68	4.93

Distributions to Shareholders from:
Net investment income	—	—	—		—	(2.36)

Net asset value, end of period	$30.82	$34.19	$45.26		$37.43	$32.75

Total Return	(9.86)%	(24.46)%	20.92%		14.29%	16.41%

Ratios to Average Net Assets:
Gross expenses	1.51%	1.73%	1.95%		1.96%	2.19%
Net expenses	1.51%	1.72%	1.95%		1.88%	1.84%
Net investment income (loss)	(0.26)%	(0.67)%	(0.56)%		1.41%	3.43%

Supplemental Data:
Net assets, end of period (000’s)	$26,624	$23,150	$72,473		$8,498	$8,889
Portfolio turnover rate(c)	—	—	—	(d)	1,299%	1,299%
Service Class (a)
For the year ended December 31,	2004	2003	2002		2001	2000
Net asset value, beginning of period	$33.02	$44.15	$36.92		$32.62	$29.86

Investment Activities:
Net investment income (loss)(b)	(0.41)	(0.67)	(0.59)		(0.12)	0.75
Net realized and unrealized gains (losses) on investments	(3.13)	(10.46)	7.82		4.42	3.87

Total from investment activities	(3.54)	(11.13)	7.23		4.30	4.62

Distributions to Shareholders from:
Net investment income	—	—	—		—	(1.86)

Net asset value, end of period	$29.48	$33.02	$44.15		$36.92	$32.62

Total Return	(10.72)%	(25.21)%	19.58%		13.18%	15.54%

Ratios to Average Net Assets:
Gross expenses	2.50%	2.73%	2.91%		3.03%	3.18%
Net expenses	2.50%	2.72%	2.91%		2.95%	2.83%
Net investment income (loss)	(1.25)%	(1.67)%	(1.44)%		(0.32)%	2.43%

Supplemental Data:
Net assets, end of period (000’s)	$1,266	$4,613	$5,510		$2,756	$411
Portfolio turnover rate(c)	—	—	—	(d)	1,299%	1,299%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.

Financial Highlights >	119

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Short Small-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$24.35	$37.31	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.08)	(0.23)	0.01
Net realized and unrealized gains (losses) on investments	(4.04)	(12.73)	7.30

Total from investment activities	(4.12)	(12.96)	7.31

Net asset value, end of period	$20.23	$24.35	$37.31

Total Return	(16.92)%	(34.74)%	24.37%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.51%	1.77%	1.49%
Net expenses(d)	1.51%	1.76%	1.49%
Net investment income (loss)(d)	(0.36)%	(0.68)%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$10,318	$32,575	$110,733
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$24.02	$37.06	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.31)	(0.54)	(0.23)
Net realized and unrealized gains (losses) on investments	(3.93)	(12.50)	7.29

Total from investment activities	(4.24)	(13.04)	7.06

Net asset value, end of period	$19.78	$24.02	$37.06

Total Return	(17.65)%	(35.19)%	23.53%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.51%	2.77%	2.51%
Net expenses(d)	2.51%	2.76%	2.51%
Net investment income (loss)(d)	(1.36)%	(1.68)%	(0.92)%

Supplemental Data:
Net assets, end of period (000’s)	$533	$7,761	$3,628
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

120	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Short OTC ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$21.10	$33.69	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)	(0.23)	(0.10)
Net realized and unrealized gains (losses) on investments	(2.35)	(12.36)	3.88

Total from investment activities	(2.40)	(12.59)	3.78

Distributions to Shareholders from:
Net investment income	—	—	(0.09)

Net asset value, end of period	$18.70	$21.10	$33.69

Total Return	(11.33)%	(37.37)%	12.60%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.51%	1.88%	2.00%
Net expenses(d)	1.51%	1.87%	1.82%
Net investment income (loss)(d)	(0.22)%	(0.79)%	(0.46)%

Supplemental Data:
Net assets, end of period (000’s)	$6,604	$12,538	$9,826
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$20.79	$33.52	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.26)	(0.50)	(0.29)
Net realized and unrealized gains (losses) on investments	(2.31)	(12.23)	3.81

Total from investment activities	(2.57)	(12.73)	3.52

Net asset value, end of period	$18.22	$20.79	$33.52

Total Return	(12.36)%	(37.98)%	11.73%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.51%	2.88%	2.97%
Net expenses(d)	2.51%	2.87%	2.79%
Net investment income (loss)(d)	(1.22)%	(1.79)%	(1.23)%

Supplemental Data:
Net assets, end of period (000’s)	$1,106	$2,125	$3,305
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	121

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraBear ProFund

Investor Class (a)
For the year ended December 31,	2004		2003	2002		2001	2000
Net asset value, beginning of period	$23.42		$41.64	$30.15		$24.84	$21.31

Investment Activities:
Net investment income (loss)(b)	(0.04)		(0.26)	(0.20)		0.34	0.75
Net realized and unrealized gains (losses) on investments	(4.56)		(17.96)	11.69		5.29	3.94

Total from investment activities	(4.60)		(18.22)	11.49		5.63	4.69

Distributions to Shareholders from:
Net investment income	—		—	—	(c)	(0.32)	(1.16)

Net asset value, end of period	$18.82		$23.42	$41.64		$30.15	$24.84

Total Return	(19.64)%		(43.76%)	38.11%		22.65%	22.15%

Ratios to Average Net Assets:
Gross expenses	1.43%		1.65%	1.80%		1.79%	1.56%
Net expenses	1.43%		1.64%	1.80%		1.79%	1.56%
Net investment income (loss)	(0.19)%		(0.78)%	(0.52)%		1.12%	3.38%

Supplemental Data:
Net assets, end of period (000’s)	$77,863		$93,826	$119,520		$61,019	$30,196
Portfolio turnover rate(d)	—		—	—	(e)	1,299%	1,300%
Service Class (a)
For the year ended December 31,	2004		2003	2002		2001	2000
Net asset value, beginning of period	$23.53		$42.26	$30.84		$25.46	$21.51

Investment Activities:
Net investment income (loss)(b)	(0.21)	(f)	(0.58)	(0.56)		0.07	0.54
Net realized and unrealized gains (losses) on investments	(4.56)		(18.15)	11.98		5.37	4.03

Total from investment activities	(4.77)		(18.73)	11.42		5.44	4.57

Distributions to Shareholders from:
Net investment income	—		—	—		(0.06)	(0.62)

Net asset value, end of period	$18.76		$23.53	$42.26		$30.84	$25.46

Total Return	(20.27)%	(f)	(44.32)%	37.03%		21.39%	21.33%

Ratios to Average Net Assets:
Gross expenses	2.20%	(f)	2.65%	2.68%		2.80%	2.57%
Net expenses	2.20%	(f)	2.64%	2.68%		2.80%	2.57%
Net investment income (loss)	(0.96)%	(f)	(1.78)%	(1.40)%		0.25%	2.41%

Supplemental Data:
Net assets, end of period (000’s)	$6,899		$6,941	$9,934		$4,708	$6,682
Portfolio turnover rate(d)	—		—	—	(e)	1,299%	1,300%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.
(f)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in services fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

122	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort Mid-Cap ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)
Net realized and unrealized gains (losses) on investments	(7.92)

Total from investment activities	(8.05)

Net asset value, end of period	$21.95

Total Return	(26.83)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.82%
Net expenses(d)	1.82%
Net investment income (loss)(d)	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$3,533
Portfolio turnover rate(e)	—	(c)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)
Net realized and unrealized gains (losses) on investments	(7.90)

Total from investment activities	(8.29)

Net asset value, end of period	$21.71

Total Return	(27.63)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.82%
Net expenses(d)	2.82%
Net investment income (loss)(d)	(1.49)%

Supplemental Data:
Net assets, end of period (000’s)	$463
Portfolio turnover rate(e)	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	123

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort Small-Cap ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gains (losses) on investments	(8.20)

Total from investment activities	(8.22)

Net asset value, end of period	$21.78

Total Return	(27.40)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.35%
Net expenses(d)	1.35%
Net investment income (loss)(d)	(0.06)%

Supplemental Data:
Net assets, end of period (000’s)	$15,813
Portfolio turnover rate(e)	—	(c)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.31)
Net realized and unrealized gains (losses) on investments	(8.10)

Total from investment activities	(8.41)

Net asset value, end of period	$21.59

Total Return	(28.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.35%
Net expenses(d)	2.35%
Net investment income (loss)(d)	(1.06)%

Supplemental Data:
Net assets, end of period (000’s)	$1,187
Portfolio turnover rate(e)	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

124	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort Dow 30 ProFund

Investor Class
	For the period July 22, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.04)
Net realized and unrealized gains (losses) on investments	(4.76)

Total from investment activities	(4.80)

Net asset value, end of period	$25.20

Total Return	(16.00)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.26%
Net expenses(d)	1.95%
Net investment income (loss)(d)	(0.30)%

Supplemental Data:
Net assets, end of period (000’s)	$2,520
Portfolio turnover rate(e)	—	(c)
Service Class
	For the period July 22, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.17)
Net realized and unrealized gains (losses) on investments	(4.74)

Total from investment activities	(4.91)

Net asset value, end of period	$25.09

Total Return	(16.37)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.26%
Net expenses(d)	2.95%
Net investment income (loss)(d)	(1.30)%

Supplemental Data:
Net assets, end of period (000’s)	$546
Portfolio turnover rate(e)	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	125

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort OTC ProFund

Investor Class (a)
For the year ended December 31,	2004	2003		2002		2001	2000
Net asset value, beginning of period	$20.92	$56.25		$39.15		$45.64	$45.98

Investment Activities:
Net investment income (loss)(b)	(0.03)	(0.18)		(0.11)		0.94	0.89
Net realized and unrealized gains (losses) on investments	(5.06)	(35.15)		19.07		(4.47)	0.86

Total from investment activities	(5.09)	(35.33)		18.96		(3.53)	1.75

Distributions to Shareholders from:
Net investment income	—	—	(c)	(1.86)		(2.96)	(2.09)

Net asset value, end of period	$15.83	$20.92		$56.25		$39.15	$45.64

Total Return	(24.33)%	(62.80)%		48.56%		(7.36)%	4.25%

Ratios to Average Net Assets:
Gross expenses	1.41%	1.65%		1.84%		1.78%	1.48%
Net expenses	1.41%	1.65%		1.84%		1.78%	1.48%
Net investment income (loss)	(0.13)%	(0.57)%		(0.19)%		1.95%	2.73%

Supplemental Data:
Net assets, end of period (000’s)	$119,685	$118,811		$110,437		$92,457	$49,063
Portfolio turnover rate(d)	—	—		—	(e)	1,257%	1,300%
Service Class (a)
For the year ended December 31,	2004	2003		2002		2001	2000
Net asset value, beginning of period	$21.92	$59.49		$41.04		$47.50	$46.37

Investment Activities:
Net investment income (loss)(b)	(0.24)	(0.50)		(0.66)		0.33	0.52
Net realized and unrealized gains (losses) on investments	(5.25)	(37.07)		20.09		(4.37)	1.03

Total from investment activities	(5.49)	(37.57)		19.43		(4.04)	1.55

Distributions to Shareholders from:
Net investment income	—	—		(0.98)		(2.42)	(0.42)

Net asset value, end of period	$16.43	$21.92		$59.49		$41.04	$47.50

Total Return	(25.05)%	(63.15)%		47.41%		(8.21)%	3.42%

Ratios to Average Net Assets:
Gross expenses	2.39%	2.65%		2.76%		2.92%	2.42%
Net expenses	2.39%	2.65%		2.76%		2.92%	2.42%
Net investment income (loss)	(1.11)%	(1.57)%		(1.10)%		0.66%	1.57%

Supplemental Data:
Net assets, end of period (000’s)	$4,280	$9,590		$5,290		$3,675	$1,381
Portfolio turnover rate(d)	—	—		—	(e)	1,257%	1,300%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.

126	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Banks UltraSector ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.91	$24.57	$28.75	$30.00

Investment Activities:
Net investment income (loss)(b)	0.36	0.17	0.13	0.11
Net realized and unrealized gains (losses) on investments	5.53	10.66	(3.18)	(1.29)

Total from investment activities	5.89	10.83	(3.05)	(1.18)

Distributions to Shareholders from:
Net investment income	(0.41)	(0.12)	(1.13)	(0.07)
Net realized gains on investments	—	(1.37)	—	—

Total distributions	(0.41)	(1.49)	(1.13)	(0.07)

Net asset value, end of period	$39.39	$33.91	$24.57	$28.75

Total Return	17.36%	46.23%	(10.56)%	(3.92)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.95%	4.63%	3.03%	3.20%
Net expenses(d)	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)(d)	1.01%	0.59%	0.44%	1.19%

Supplemental Data:
Net assets, end of period (000’s)	$5,063	$1,417	$685	$3,189
Portfolio turnover rate(e)	819%	1,869%	2,674%	350%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$35.12	$25.52	$28.76	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.01)	(0.14)	(0.21)	0.18
Net realized and unrealized gains (losses) on investments	5.68	11.12	(3.03)	(1.42)

Total from investment activities	5.67	10.98	(3.24)	(1.24)

Distributions to Shareholders from:
Net investment income	(0.41)	(0.01)	—	—
Net realized gains on investments	—	(1.37)	—	—

Total distributions	(0.41)	(1.38)	—	—

Net asset value, end of period	$40.38	$35.12	$25.52	$28.76

Total Return	16.14%	45.04%	(11.27)%	(4.13)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.95%	5.63%	5.94%	4.05%
Net expenses(d)	2.95%	2.95%	2.93%	2.80%
Net investment income (loss)(d)	0.01%	(0.41)%	(0.73)%	2.06%

Supplemental Data:
Net assets, end of period (000’s)	$2,203	$1,097	$39	$24
Portfolio turnover rate(e)	819%	1,869%	2,674%	350%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	127

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Basic Materials UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.21		$22.53	$28.58	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.06)		0.11	0.07	0.13
Net realized and unrealized gains (losses) on investments	4.86	(c)	10.59	(6.12)	(1.49)

Total from investment activities	4.80		10.70	(6.05)	(1.36)

Distributions to Shareholders from:
Net investment income	—		(0.02)	—	(0.06)

Net asset value, end of period	$38.01		$33.21	$22.53	$28.58

Total Return	14.45%		47.49%	(21.17)%	(4.54)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.87%		2.24%	3.61%	3.51%
Net expenses(e)	1.87%		1.95%	1.94%	1.27%
Net investment income (loss)(e)	(0.18)%		0.40%	0.25%	1.38%

Supplemental Data:
Net assets, end of period (000’s)	$10,727		$35,985	$759	$2,467
Portfolio turnover rate(f)	723%		1,521%	10,105%	913%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.11		$22.63	$28.95	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)		(0.16)	(0.40)	—
Net realized and unrealized gains (losses) on investments	4.80	(c)	10.64	(5.92)	(1.05)

Total from investment activities	4.41		10.48	(6.32)	(1.05)

Net asset value, end of period	$37.52		$33.11	$22.63	$28.95

Total Return	13.32%		46.31%	(21.83)%	(3.50)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.87%		3.24%	4.48%	5.20%
Net expenses(e)	2.87%		2.95%	2.95%	2.95%
Net investment income (loss)(e)	(1.18)%		(0.60)%	(1.45)%	—

Supplemental Data:
Net assets, end of period (000’s)	$1,278		$8,210	$15	$19
Portfolio turnover rate(f)	723%		1,521%	10,105%	913%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

128	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Biotechnology UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$39.75	$24.58	$53.06	$83.20	$100.00

Investment Activities:
Net investment income (loss)(c)	(0.62)	(0.56)	(0.44)	(0.62)	(0.10)
Net realized and unrealized gains (losses) on investments	7.10	15.73	(28.04)	(29.52)	(16.70)

Total from investment activities	6.48	15.17	(28.48)	(30.14)	(16.80)

Net asset value, end of period	$46.23	$39.75	$24.58	$53.06	$83.20

Total Return	16.30%	61.72%	(53.68)%	(36.23)%	(16.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.88%	1.93%	2.65%	2.59%	2.34%
Net expenses(e)	1.88%	1.92%	1.95%	1.95%	1.94%
Net investment income (loss)(e)	(1.49)%	(1.59)%	(1.48)%	(1.10)%	(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$26,386	$8,175	$3,134	$14,931	$4,198
Portfolio turnover rate(f)	562%	2,288%	2,527%	1,266%	1,554%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$38.46	$24.01	$52.39	$82.70	$100.00

Investment Activities:
Net investment income (loss)(c)	(1.02)	(0.90)	(0.74)	(1.10)	(0.70)
Net realized and unrealized gains (losses) on investments	6.88	15.35	(27.64)	(29.21)	(16.60)

Total from investment activities	5.86	14.45	(28.38)	(30.31)	(17.30)

Net asset value, end of period	$44.32	$38.46	$24.01	$52.39	$82.70

Total Return	15.24%	60.18%	(54.17)%	(36.65)%	(17.30)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.86%	2.93%	3.89%	3.59%	3.04%
Net expenses(e)	2.86%	2.92%	2.92%	2.95%	2.64%
Net investment income (loss)(e)	(2.47)%	(2.59)%	(2.42)%	(1.99)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$4,999	$1,484	$405	$1,238	$1,031
Portfolio turnover rate(f)	562%	2,288%	2,527%	1,266%	1,554%	(d)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	129

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Consumer Goods UltraSector ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	0.18
Net realized and unrealized gains (losses) on investments	3.85	(c)

Total from investment activities	4.03

Distributions to Shareholders from:
Net investment income	(0.12)

Net asset value, end of period	$33.91

Total Return	13.42%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.48%
Net expenses(e)	1.95%
Net investment income (loss)(e)	0.62%

Supplemental Data:
Net assets, end of period (000’s)	$6,253
Portfolio turnover rate(f)	1,505%	(d)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.11)
Net realized and unrealized gains (losses) on investments	3.84	(c)

Total from investment activities	3.73

Distributions to Shareholders from:
Net investment income	(0.12)

Net asset value, end of period	$33.61

Total Return	12.42%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	3.48%
Net expenses(e)	2.95%
Net investment income (loss)(e)	(0.38)%

Supplemental Data:
Net assets, end of period (000’s)	$283
Portfolio turnover rate(f)	1,505%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

130	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Consumer Services UltraSector ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.24)
Net realized and unrealized gains (losses) on investments	4.14

Total from investment activities	3.90

Net asset value, end of period	$33.90

Total Return	13.00%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	5.86%
Net expenses(d)	1.95%
Net investment income (loss)(d)	(0.83)%

Supplemental Data:
Net assets, end of period (000’s)	$2,332
Portfolio turnover rate(e)	2,929%	(c)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.52)
Net realized and unrealized gains (losses) on investments	4.14

Total from investment activities	3.62

Net asset value, end of period	$33.62

Total Return	12.07%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	6.86%
Net expenses(d)	2.95%
Net investment income (loss)(d)	(1.83)%

Supplemental Data:
Net assets, end of period (000’s)	$175
Portfolio turnover rate(e)	2,929%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	131

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Financials UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$22.73		$15.84	$21.10	$25.39	$20.00

Investment Activities:
Net investment income (loss)(b)	0.06		0.05	0.03	0.14	0.15
Net realized and unrealized gains (losses) on investments	3.32	(c)	6.84	(5.28)	(4.43)	5.24

Total from investment activities	3.38		6.89	(5.25)	(4.29)	5.39

Distributions to Shareholders from:
Net investment income	(0.02)		—	(0.01)	—	—

Net asset value, end of period	$26.09		$22.73	$15.84	$21.10	$25.39

Total Return	14.86%		43.50%	(24.88)%	(16.90)%	26.95%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.27%	2.65%	2.51%	2.25%
Net expenses(e)	1.94%		1.95%	1.95%	1.95%	1.87%
Net investment income (loss)(e)	0.26%		0.25%	0.15%	0.61%	1.23%

Supplemental Data:
Net assets, end of period (000’s)	$5,658		$3,122	$2,288	$6,553	$17,366
Portfolio turnover rate(f)	914%		2,340%	2,267%	1,060%	2,277%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$22.04		$15.50	$20.82	$25.32	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.14)	(0.21)	(0.08)	0.06
Net realized and unrealized gains (losses) on investments	3.19	(c)	6.68	(5.11)	(4.42)	5.26

Total from investment activities	3.03		6.54	(5.32)	(4.50)	5.32

Distributions to Shareholders from:
Net investment income	(0.02)		—	—	—	—

Net asset value, end of period	$25.05		$22.04	$15.50	$20.82	$25.32

Total Return	13.74%		42.19%	(25.55)%	(17.77)%	26.60%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.90%		3.27%	3.40%	3.51%	3.34%
Net expenses(e)	2.90%		2.95%	2.89%	2.95%	2.95%
Net investment income (loss)(e)	(0.70)%		(0.75)%	(1.11)%	(0.37)%	0.45%

Supplemental Data:
Net assets, end of period (000’s)	$1,617		$2,646	$205	$425	$3,898
Portfolio turnover rate(f)	914%		2,340%	2,267%	1,060%	2,277%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

132	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Health Care UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$13.90		$11.09	$17.17	$22.67	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.09)		(0.09)	(0.07)	(0.07)	0.04
Net realized and unrealized gains (losses) on investments	0.37	(c)	2.90	(6.01)	(5.43)	2.63

Total from investment activities	0.28		2.81	(6.08)	(5.50)	2.67

Net asset value, end of period	$14.18		$13.90	$11.09	$17.17	$22.67

Total Return	2.01%		25.34%	(35.41)%	(24.26)%	13.35%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.97%		3.54%	3.23%	2.58%	2.25%
Net expenses(e)	1.95%		1.95%	1.95%	1.95%	1.86%
Net investment income (loss)(e)	(0.61)%		(0.77)%	(0.59)%	(0.40)%	0.34%

Supplemental Data:
Net assets, end of period (000’s)	$11,525		$5,120	$2,113	$10,583	$6,467
Portfolio turnover rate(f)	1,198%		1,904%	1,884%	1,143%	1,011%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$13.44		$10.81	$16.93	$22.56	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.23)		(0.21)	(0.20)	(0.18)	(0.11)
Net realized and unrealized gains (losses) on investments	0.37	(c)	2.84	(5.92)	(5.45)	2.67

Total from investment activities	0.14		2.63	(6.12)	(5.63)	2.56

Net asset value, end of period	$13.58		$13.44	$10.81	$16.93	$22.56

Total Return	1.04%		24.33%	(36.15)%	(24.96)%	12.80%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.97%		4.54%	4.83%	3.58%	3.34%
Net expenses(e)	2.95%		2.95%	2.95%	2.95%	2.95%
Net investment income (loss)(e)	(1.61)%		(1.77)%	(1.52)%	(1.02)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$1,457		$424	$105	$468	$1,632
Portfolio turnover rate(f)	1,198%		1,904%	1,884%	1,143%	1,011%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	133

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Industrials UltraSector ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.12)
Net realized and unrealized gains (losses) on investments	5.91	(c)

Total from investment activities	5.79

Net asset value, end of period	$35.79

Total Return	19.30%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.83%
Net expenses(e)	1.83%
Net investment income (loss)(e)	(0.43)%

Supplemental Data:
Net assets, end of period (000’s)	$2,713
Portfolio turnover rate(f)	1,419%	(d)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.41)
Net realized and unrealized gains (losses) on investments	5.87	(c)

Total from investment activities	5.46

Net asset value, end of period	$35.46

Total Return	18.20%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.83%
Net expenses(e)	2.83%
Net investment income (loss)(e)	(1.43)%

Supplemental Data:
Net assets, end of period (000’s)	$70
Portfolio turnover rate(f)	1,419%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

134	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Internet UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$61.44	$26.84	$64.32	$272.00	$1,000.00

Investment Activities:
Net investment income (loss)(c)	(0.79)	(0.74)	(0.46)	(0.85)	2.00
Net realized and unrealized gains (losses) on investments	19.64	35.34	(37.02)	(206.83)	(730.00)

Total from investment activities	18.85	34.60	(37.48)	(207.68)	(728.00)

Net asset value, end of period	$80.29	$61.44	$26.84	$64.32	$272.00

Total Return	30.68%	128.91%	(58.27)%	(76.35)%	(72.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.54%	1.74%	2.24%	3.59%	3.99%
Net expenses(e)	1.54%	1.73%	1.95%	1.95%	1.59%
Net investment income (loss)(e)	(1.21)%	(1.50)%	(1.54)%	(1.13)%	0.46%

Supplemental Data:
Net assets, end of period (000’s)	$99,944	$31,165	$5,357	$6,550	$718
Portfolio turnover rate(f)	614%	932%	1,867%	1,742%	2,401%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$58.72	$25.90	$62.37	$270.50	$1,000.00

Investment Activities:
Net investment income (loss)(c)	(1.43)	(1.21)	(0.80)	(1.53)	(2.50)
Net realized and unrealized gains (losses) on investments	18.69	34.03	(35.67)	(206.60)	(727.00)

Total from investment activities	17.26	32.82	(36.47)	(208.13)	(729.50)

Net asset value, end of period	$75.98	$58.72	$25.90	$62.37	$270.50

Total Return	29.39%	126.72%	(58.47)%	(76.94)%	(72.95)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.54%	2.74%	3.04%	4.59%	5.20%
Net expenses(e)	2.54%	2.73%	2.90%	2.95%	2.79%
Net investment income (loss)(e)	(2.21)%	(2.50)%	(2.47)%	(2.24)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$21,363	$3,741	$765	$1,014	$181
Portfolio turnover rate(f)	614%	932%	1,867%	1,742%	2,401%	(d)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	135

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mobile Telecommunications UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$10.83	$6.54		$33.32	$57.10	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.12)	(0.09)		(0.06)	(0.32)	0.20
Net realized and unrealized gains (losses) on investments	7.36	4.38	(d)	(26.72)	(23.46)	(143.10)

Total from investment activities	7.24	4.29		(26.78)	(23.78)	(142.90)

Net asset value, end of period	$18.07	$10.83		$6.54	$33.32	$57.10

Total Return	66.85%	65.60%		(80.37)%	(41.65)%	(71.45)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.64%	2.15%		2.30%	3.34%	3.45%
Net expenses(f)	1.64%	1.94%		1.95%	1.95%	1.79%
Net investment income (loss)(f)	(0.80)%	(1.16)%		(0.75)%	(0.62)%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$67,289	$9,170		$3,448	$1,770	$496
Portfolio turnover rate(g)	645%	2,818%		3,129%	2,512%	2,165%	(e)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$10.38	$6.37		$32.69	$56.80	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.26)	(0.17)		(0.11)	(0.78)	(0.50)
Net realized and unrealized gains (losses) on investments	7.02	4.18	(d)	(26.21)	(23.33)	(142.70)

Total from investment activities	6.76	4.01		(26.32)	(24.11)	(143.20)

Net asset value, end of period	$17.14	$10.38		$6.37	$32.69	$56.80

Total Return	65.13%	62.95%		(80.51)%	(42.45)%	(71.60)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	2.63%	3.15%		3.26%	4.34%	4.56%
Net expenses(f)	2.63%	2.94%		2.90%	2.95%	2.91%
Net investment income (loss)(f)	(1.79)%	(2.16)%		(1.34)%	(1.37)%	(0.92)%

Supplemental Data:
Net assets, end of period (000’s)	$12,491	$566		$250	$101	$174
Portfolio turnover rate(g)	645%	2,818%		3,129%	2,512%	2,165%	(e)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

136	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Oil & Gas UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$15.66		$11.80	$15.90	$20.82	$20.00

Investment Activities:
Net investment income (loss)(b)	—	(c)	(0.02)	(0.03)	0.11	0.24
Net realized and unrealized gains (losses) on investments	7.20		3.88	(4.07)	(5.03)	0.58

Total from investment activities	7.20		3.86	(4.10)	(4.92)	0.82

Distributions to Shareholders from:
Net realized gains on investments	(0.45)		—	—	—	—

Net asset value, end of period	$22.41		$15.66	$11.80	$15.90	$20.82

Total Return	45.98%		32.71%	(25.79)%	(23.63)%	4.10%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.64%		2.09%	2.66%	2.75%	2.83%
Net expenses(e)	1.64%		1.94%	1.95%	1.95%	1.59%
Net investment income (loss)(e)	(0.03)%		(0.12)%	(0.21)%	0.59%	2.24%

Supplemental Data:
Net assets, end of period (000’s)	$44,530		$37,753	$3,330	$5,243	$7,640
Portfolio turnover rate(f)	634%		2,032%	2,399%	1,610%	2,784%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$15.13		$11.52	$15.65	$20.72	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.18)		(0.14)	(0.21)	(0.09)	(0.11)
Net realized and unrealized gains (losses) on investments	6.93		3.75	(3.92)	(4.98)	0.83

Total from investment activities	6.75		3.61	(4.13)	(5.07)	0.72

Distributions to Shareholders from:
Net realized gains on investments	(0.45)		—	—	—	—

Net asset value, end of period	$21.43		$15.13	$11.52	$15.65	$20.72

Total Return	44.61%		31.34%	(26.39)%	(24.47)%	3.60%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.64%		3.09%	3.26%	3.75%	4.14%
Net expenses(e)	2.64%		2.94%	2.93%	2.95%	2.91%
Net investment income (loss)(e)	(1.03)%		(1.12)%	(1.37)%	(0.47)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$10,932		$3,956	$263	$335	$1,059
Portfolio turnover rate(f)	634%		2,032%	2,399%	1,610%	2,784%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	137

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Pharmaceuticals UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 28, 2000(a) through December 31, 2000
Net asset value, beginning of period	$11.61		$10.77		$16.54	$23.23	$20.00

Investment Activities:
Net investment income (loss)(b)	—	(c)	(0.05)		(0.02)	(0.07)	0.13
Net realized and unrealized gains (losses) on investments	(1.84)		0.89	(d)	(5.75)	(6.62)	3.10

Total from investment activities	(1.84)		0.84		(5.77)	(6.69)	3.23

Net asset value, end of period	$9.77		$11.61		$10.77	$16.54	$23.23

Total Return	(15.85)%		7.80%		(34.89)%	(28.80)%	16.15%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.90%		2.20%		3.11%	2.33%	2.55%
Net expenses(f)	1.90%		1.95%		1.95%	1.95%	1.93%
Net investment income (loss)(f)	0.02%		(0.50)%		(0.18)%	(0.38)%	1.27%

Supplemental Data:
Net assets, end of period (000’s)	$14,459		$8,229		$2,342	$15,290	$3,470
Portfolio turnover rate(g)	607%		4,437%		2,548%	1,469%	1,486%	(e)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 28, 2000(a) through December 31, 2000
Net asset value, beginning of period	$11.28		$10.54		$16.29	$23.13	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.11)		(0.16)		(0.05)	(0.07)	(0.19)
Net realized and unrealized gains (losses) on investments	(1.78)		0.90	(d)	(5.70)	(6.77)	3.32

Total from investment activities	(1.89)		0.74		(5.75)	(6.84)	3.13

Net asset value, end of period	$9.39		$11.28		$10.54	$16.29	$23.13

Total Return	(16.67)%		7.02%		(35.30)%	(29.57)%	15.65%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	2.90%		3.20%		3.38%	3.33%	3.56%
Net expenses(f)	2.90%		2.95%		2.91%	2.95%	2.94%
Net investment income (loss)(f)	(0.98)%		(1.50)%		(0.44)%	(0.40)%	(1.72)%

Supplemental Data:
Net assets, end of period (000’s)	$675		$892		$221	$440	$5,700
Portfolio turnover rate(g)	607%		4,437%		2,548%	1,469%	1,486%	(e)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

138	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Precious Metals UltraSector ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$36.13	$22.77	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)	(0.18)	(0.06)
Net realized and unrealized gains (losses) on investments	(6.12)	13.54	(7.17)

Total from investment activities	(6.14)	13.36	(7.23)

Net asset value, end of period	$29.99	$36.13	$22.77

Total Return	(16.99)%	58.67%	(24.10)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.46%	1.69%	2.56%
Net expenses(d)	1.46%	1.68%	1.93%
Net investment income (loss)(d)	(0.08)%	(0.67)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$46,862	$54,157	$22,686
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$35.63	$22.67	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.31)	(0.43)	(0.18)
Net realized and unrealized gains (losses) on investments	(6.04)	13.39	(7.15)

Total from investment activities	(6.35)	12.96	(7.33)

Net asset value, end of period	$29.28	$35.63	$22.67

Total Return	(17.82)%	57.17%	(24.43)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.46%	2.69%	3.25%
Net expenses(d)	2.46%	2.68%	2.94%
Net investment income (loss)(d)	(1.08)%	(1.67)%	(1.44)%

Supplemental Data:
Net assets, end of period (000’s)	$4,972	$5,584	$1,790
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	139

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Real Estate UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$25.79		$18.42	$21.92	$21.81	$20.00

Investment Activities:
Net investment income (loss)(b)	0.66		0.62	0.90	1.04	0.62
Net realized and unrealized gains (losses) on investments	10.38	(c)	8.15	(2.22)	0.92	2.10

Total from investment activities	11.04		8.77	(1.32)	1.96	2.72

Distributions to Shareholders from:
Net investment income	(0.28)		(1.40)	(1.87)	(1.44)	(0.75)
Return of capital	(0.16)		—	(0.31)	(0.41)	(0.16)

Total distributions	(0.44)		(1.40)	(2.18)	(1.85)	(0.91)

Net asset value, end of period	$36.39		$25.79	$18.42	$21.92	$21.81

Total Return	42.95%		49.87%	(6.82)%	9.11%	13.49%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.55%		1.84%	2.31%	1.99%	2.10%
Net expenses(e)	1.55%		1.84%	1.95%	1.95%	1.58%
Net investment income (loss)(e)	2.23%		2.82%	4.01%	4.52%	5.31%

Supplemental Data:
Net assets, end of period (000’s)	$47,120		$15,800	$6,603	$6,345	$9,704
Portfolio turnover rate(f)	1,303%		2,478%	4,862%	2,461%	1,617%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$26.64		$19.09	$21.75	$21.73	$20.00

Investment Activities:
Net investment income (loss)(b)	0.36		0.40	(0.03)	0.42	0.89
Net realized and unrealized gains (losses) on investments	10.68	(c)	8.35	(1.44)	1.25	1.67

Total from investment activities	11.04		8.75	(1.47)	1.67	2.56

Distributions to Shareholders from:
Net investment income	(0.24)		(1.20)	(0.88)	(1.28)	(0.68)
Return of capital	(0.16)		—	(0.31)	(0.37)	(0.15)

Total distributions	(0.40)		(1.20)	(1.19)	(1.65)	(0.83)

Net asset value, end of period	$37.28		$26.64	$19.09	$21.75	$21.73

Total Return	41.60%		47.80%	(7.42)%	7.79%	12.73%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.55%		2.84%	3.04%	2.99%	3.10%
Net expenses(e)	2.55%		2.84%	2.93%	2.95%	2.58%
Net investment income (loss)(e)	1.23%		1.82%	(0.11)%	1.81%	7.96%

Supplemental Data:
Net assets, end of period (000’s)	$6,532		$8,557	$72	$788	$5,994
Portfolio turnover rate(f)	1,303%		2,478%	4,862%	2,461%	1,617%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

140	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Semiconductor UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$28.70	$11.64	$38.89	$58.40	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.23)	(0.31)	(0.27)	(0.36)	0.20
Net realized and unrealized gains (losses) on investments	(9.76)	17.37	(26.98)	(19.15)	(141.80)

Total from investment activities	(9.99)	17.06	(27.25)	(19.51)	(141.60)

Net asset value, end of period	$18.71	$28.70	$11.64	$38.89	$58.40

Total Return	(34.81)%	146.56%	(70.07)%	(33.41)%	(70.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.65%	1.76%	2.38%	2.89%	3.10%
Net expenses(e)	1.65%	1.76%	1.95%	1.95%	1.87%
Net investment income (loss)(e)	(1.06)%	(1.38)%	(1.26)%	(0.82)%	0.31%

Supplemental Data:
Net assets, end of period (000’s)	$32,555	$43,859	$3,643	$6,431	$1,947
Portfolio turnover rate(f)	468%	1,116%	1,926%	1,439%	1,456%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$27.65	$11.33	$38.28	$58.00	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.43)	(0.52)	(0.57)	(0.87)	(0.40)
Net realized and unrealized gains (losses) on investments	(9.36)	16.84	(26.38)	(18.85)	(141.60)

Total from investment activities	(9.79)	16.32	(26.95)	(19.72)	(142.00)

Net asset value, end of period	$17.86	$27.65	$11.33	$38.28	$58.00

Total Return	(35.41)%	144.04%	(70.40)%	(34.00)%	(71.00)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.65%	2.76%	3.34%	3.89%	4.17%
Net expenses(e)	2.65%	2.76%	2.91%	2.95%	2.94%
Net investment income (loss)(e)	(2.06)%	(2.38)%	(2.33)%	(2.01)%	(0.73)%

Supplemental Data:
Net assets, end of period (000’s)	$3,705	$4,975	$418	$999	$285
Portfolio turnover rate(f)	468%	1,116%	1,926%	1,439%	1,456%	(d)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	141

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Technology UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$27.36	$15.97	$37.19	$76.60	$200.00

Investment Activities:
Net investment income (loss)(c)	0.18	(0.29)	(0.28)	(0.35)	0.10
Net realized and unrealized gains (losses) on investments	(0.81)	11.68	(20.94)	(39.06)	(123.50)

Total from investment activities	(0.63)	11.39	(21.22)	(39.41)	(123.40)

Distributions to Shareholders from:
Net investment income	(0.11)	—	—	—	—

Net asset value, end of period	$26.62	$27.36	$15.97	$37.19	$76.60

Total Return	(2.31)%	71.32%	(57.06)%	(51.45)%	(61.70)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.95%	2.19%	2.51%	2.88%	4.63%
Net expenses(e)	1.95%	1.95%	1.95%	1.95%	1.62%
Net investment income (loss)(e)	0.73%	(1.35)%	(1.23)%	(0.71)%	0.17%

Supplemental Data:
Net assets, end of period (000’s)	$10,781	$6,649	$2,647	$8,472	$2,517
Portfolio turnover rate(f)	743%	1,689%	1,491%	1,177%	1,088%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$26.85	$15.80	$36.93	$76.50	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.06)	(0.51)	(0.50)	(0.86)	(0.70)
Net realized and unrealized gains (losses) on investments	(0.80)	11.56	(20.63)	(38.71)	(122.80)

Total from investment activities	(0.86)	11.05	(21.13)	(39.57)	(123.50)

Distributions to Shareholders from:
Net investment income	(0.11)	—	—	—	—

Net asset value, end of period	$25.88	$26.85	$15.80	$36.93	$76.50

Total Return	(3.21)%	69.94%	(57.22)%	(51.73)%	(61.75)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.91%	3.19%	2.97%	3.88%	5.93%
Net expenses(e)	2.91%	2.95%	2.49%	2.95%	2.92%
Net investment income (loss)(e)	(0.23)%	(2.35)%	(1.96)%	(1.87)%	(1.09)%

Supplemental Data:
Net assets, end of period (000’s)	$3,449	$727	$160	$575	$228
Portfolio turnover rate(f)	743%	1,689%	1,491%	1,177%	1,088%	(d)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

142	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Telecommunications UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$17.04	$17.13	$37.59	$51.05	$100.00

Investment Activities:
Net investment income (loss)(c)	0.22	0.45	(0.11)	0.02	0.40
Net realized and unrealized gains (losses) on investments	3.71	(0.39)	(20.35)	(13.48)	(49.35)

Total from investment activities	3.93	0.06	(20.46)	(13.46)	(48.95)

Distributions to Shareholders from:
Net investment income	(0.13)	(0.15)	—	—	—

Net asset value, end of period	$20.84	$17.04	$17.13	$37.59	$51.05

Total Return	23.06%	0.39%	(54.43)%	(26.37)%	(48.95)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.92%	3.22%	2.58%	3.71%	4.70%
Net expenses(e)	1.92%	1.95%	1.94%	1.95%	1.92%
Net investment income (loss)(e)	1.15%	2.78%	(0.63)%	0.05%	1.15%

Supplemental Data:
Net assets, end of period (000’s)	$7,727	$4,752	$5,438	$3,457	$385
Portfolio turnover rate(f)	1,252%	3,034%	3,606%	2,713%	1,515%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$16.58	$16.75	$37.09	$50.80	$100.00

Investment Activities:
Net investment income (loss)(c)	0.04	0.30	(0.26)	2.06	0.45
Net realized and unrealized gains (losses) on investments	3.58	(0.36)	(20.08)	(15.77)	(49.65)

Total from investment activities	3.62	(0.06)	(20.34)	(13.71)	(49.20)

Distributions to Shareholders from:
Net investment income	(0.13)	(0.11)	—	—	—

Net asset value, end of period	$20.07	$16.58	$16.75	$37.09	$50.80

Total Return	21.83%	(0.33)%	(54.84)%	(26.99)%	(49.20)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.92%	4.22%	3.99%	4.71%	5.38%
Net expenses(e)	2.92%	2.95%	2.93%	2.95%	2.60%
Net investment income (loss)(e)	0.15%	1.78%	(1.41)%	4.13%	1.21%

Supplemental Data:
Net assets, end of period (000’s)	$2,009	$1,469	$340	$165	$154
Portfolio turnover rate(f)	1,252%	3,034%	3,606%	2,713%	1,515%	(d)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	143

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Utilities UltraSector ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period July 26, 2000(a) through December 31, 2000
Net asset value, beginning of period	$12.87	$9.97	$16.07		$28.10	$20.00

Investment Activities:
Net investment income (loss)(b)	0.19	0.12	0.24		0.41	0.23
Net realized and unrealized gains (losses) on investments	3.91	2.84	(6.19)		(12.39)	7.87

Total from investment activities	4.10	2.96	(5.95)		(11.98)	8.10

Distributions to Shareholders from:
Net investment income	(0.12)	(0.06)	(0.15)		(0.05)	—

Net asset value, end of period	$16.85	$12.87	$9.97		$16.07	$28.10

Total Return	31.85%	29.69%	(37.00)%		(42.65)%	40.50%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.89%	2.17%	2.40%		5.52%	2.41%
Net expenses(d)	1.89%	1.95%	1.93%		1.95%	1.60%
Net investment income (loss)(d)	1.30%	1.09%	1.89%		1.87%	2.09%

Supplemental Data:
Net assets, end of period (000’s)	$14,316	$12,526	$6,134		$5,016	$1,037
Portfolio turnover rate(e)	1,001%	2,402%	2,370%		3,101%	1,811%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period July 26, 2000(a) through December 31, 2000
Net asset value, beginning of period	$12.62	$9.83	$15.95		$28.02	$20.00

Investment Activities:
Net investment income (loss)(b)	0.05	0.01	—	(f)	0.10	0.28
Net realized and unrealized gains (losses) on investments	3.79	2.78	(5.99)		(12.17)	7.74

Total from investment activities	3.84	2.79	(5.99)		(12.07)	8.02

Distributions to Shareholders from:
Net investment income	(0.12)	—	(0.13)		—	—

Net asset value, end of period	$16.34	$12.62	$9.83		$15.95	$28.02

Total Return	30.42%	28.38%	(37.53)%		(43.08)%	40.10%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.89%	3.17%	3.65%		6.52%	3.74%
Net expenses(d)	2.89%	2.95%	2.95%		2.95%	2.92%
Net investment income (loss)(d)	0.30%	0.09%	(0.03)%		0.44%	2.52%

Supplemental Data:
Net assets, end of period (000’s)	$5,754	$2,353	$3,247		$664	$1,912
Portfolio turnover rate(e)	1,001%	2,402%	2,370%		3,101%	1,811%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	Amount is less than $0.005.

144	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

U.S. Government Plus ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$31.33	$33.73	$30.00

Investment Activities:
Net investment income (loss)(b)	0.86	0.21	0.09
Net realized and unrealized gains (losses) on investments	1.82	(1.24)	5.00

Total from investment activities	2.68	(1.03)	5.09

Distributions to Shareholders from:
Net investment income	(0.92)	(0.18)	(0.90)
Net realized gains on investments	(1.46)	—	(0.46)
Return of capital	—	(1.19)	—

Total distributions	(2.38)	(1.37)	(1.36)

Net asset value, end of period	$31.63	$31.33	$33.73

Total Return	8.78%	(3.13)%	17.15%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.20%	1.57%	2.12%
Net expenses(d)	1.20%	1.57%	1.69%
Net investment income (loss)(d)	2.72%	0.63%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$24,088	$6,610	$8,891
Portfolio turnover rate(e)	4,947%	3,932%	836%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$31.33	$33.76	$30.00

Investment Activities:
Net investment income (loss)(b)	0.54	(0.12)	(0.14)
Net realized and unrealized gains (losses) on investments	1.81	(1.26)	4.99

Total from investment activities	2.35	(1.38)	4.85

Distributions to Shareholders from:
Net investment income	(0.70)	(0.14)	(0.63)
Net realized gains on investments	(1.46)	—	(0.46)
Return of capital	—	(0.91)	—

Total distributions	(2.16)	(1.05)	(1.09)

Net asset value, end of period	$31.52	$31.33	$33.76

Total Return	7.67%	(4.17)%	16.27%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.20%	2.57%	2.92%
Net expenses(d)	2.20%	2.57%	2.69%
Net investment income (loss)(d)	1.72%	(0.37)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$5,239	$1,430	$9,215
Portfolio turnover rate(e)	4,947%	3,932%	836%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	145

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Rising Rates Opportunity ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$23.65	$24.56	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)	(0.15)	(0.09)
Net realized and unrealized gains (losses) on investments	(2.54)	(0.76)	(5.35)

Total from investment activities	(2.56)	(0.91)	(5.44)

Net asset value, end of period	$21.09	$23.65	$24.56

Total Return	(10.82)%	(3.71)%	(18.13)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.42%	1.57%	1.94%
Net expenses(d)	1.42%	1.57%	1.94%
Net investment income (loss)(d)	(0.09)%	(0.61)%	(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$623,000	$240,555	$9,220
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$23.37	$24.50	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.24)	(0.39)	(0.27)
Net realized and unrealized gains (losses) on investments	(2.50)	(0.74)	(5.23)

Total from investment activities	(2.74)	(1.13)	(5.50)

Net asset value, end of period	$20.63	$23.37	$24.50

Total Return	(11.72)%	(4.61)%	(18.33)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.42%	2.57%	2.94%
Net expenses(d)	2.42%	2.57%	2.94%
Net investment income (loss)(d)	(1.09)%	(1.61)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$59,352	$20,423	$1,956
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

146	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Money Market ProFund

Investor Class
For the year ended December 31,	2004		2003		2002		2001	2000
Net asset value, beginning of period	1.000		1.000		$1.000		$1.000	$1.000

Investment Activities:
Net investment income (loss)(a)	0.006		0.003		0.009	(c)	0.032	0.056
Net realized and unrealized gains (losses) on investments	—	(b)	—	(b)	—		—	—

Total from investment activities	0.006		0.003		0.009		0.032	0.056

Distributions to Shareholders from:
Net investment income	(0.006)		(0.003)		(0.009)		(0.032)	(0.056)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.61%		0.31%		0.94%		3.28%	5.74%

Ratios to Average Net Assets:
Gross expenses(a)	0.82%		0.93%		1.03%		1.08%	0.86%
Net expenses(a)	0.82%		0.93%		0.98%		1.08%	0.86%
Net investment income (loss)(a)	0.59%		0.31%		0.93%		3.30%	5.62%

Supplemental Data:
Net assets, end of period (000’s)	$447,156		$398,934		$447,211		$298,546	$355,692
Service Class
For the year ended December 31,	2004		2003		2002		2001	2000
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000

Investment Activities:
Net investment income (loss)(a)	0.001		—	(b)	0.001	(c)	0.022	0.046
Net realized and unrealized gains (losses) on investments	—	(b)	—	(b)	—		—	—

Total from investment activities	0.001		—	(b)	0.001		0.022	0.046

Distributions to Shareholders from:
Net investment income	(0.001)		—	(b)	(0.001)		(0.022)	(0.046)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.08%		0.05%		0.06%		2.26%	4.69%

Ratios to Average Net Assets:
Gross expenses(a)	1.33%		1.18%		1.78%		2.06%	1.85%
Net expenses(a)	1.33%		1.18%		1.72%		2.06%	1.85%
Net investment income (loss)(a)	0.08%		0.06%		0.06%		2.39%	4.65%

Supplemental Data:
Net assets, end of period (000’s)	$62,857		$105,320		$173,646		$100,175	$165,838
(a)	Per share amounts and percentages include the amounts allocated from the Scudder Cash Management Portfolio Master Fund.
(b)	Amount is less than $0.0005.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.

Financial Highlights >	147

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717   (888) 776-5717

For All Others:                   (888) PRO-FNDS (888) 776-3637

Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address

www.profunds.com

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2005, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semi-annual reports are available, free of charge, on-line at www.profunds.com. You may also receive a free copy of a Statement of Additional Information, or the annual or semi-annual reports, or ask questions about investing in ProFunds, by writing us at the address set forth above:

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund and Not just funds, ProFunds are trademarks of ProFunds Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

Investment Company Act File No. 811-08239

PRO0505

Prospectus – Class A Shares

May 1, 2005

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[LOGO]

ProFunds

CLASSIC PROFUNDS

Bull

Mid-Cap

Small-Cap

OTC

Dow 30

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

ULTRA PROFUNDS

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

INVERSE PROFUNDS

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

ULTRASECTOR PROFUNDS

Airlines

Banks

Basic Materials

Biotechnology

Consumer Services

Consumer Goods

Oil & Gas

Financials

Health Care

Industrials

Internet

Leisure Goods

Mobile Telecommunications

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

CURRENCY/ BOND BENCHMARKED PROFUNDS

U.S. Government Plus

U.S. Government 30

Rising Rates Opportunity

Rising Rates Opportunity 10

Rising U.S. Dollar

Falling U.S. Dollar

MONEY MARKET PROFUND

PROFUNDS OVERVIEW

PROFUNDS STRATEGIES AND RISKS

CLASSIC PROFUNDS

Bull
Mid-Cap
Small-Cap
Dow 30
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

ULTRA PROFUNDS

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraDow 30
UltraOTC
UltraJapan

INVERSE PROFUNDS

Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short OTC
UltraBear
UltraShort Mid-Cap
UltraShort Small-Cap
UltraShort Dow 30
UltraShort OTC

ULTRASECTOR PROFUNDS

Airlines
Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Leisure Goods
Mobile Telecommunications
Oil & Gas
Oil Equipment, Services & Distribution
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

CURRENCY/ BOND BENCHMARKED PROFUNDS

U.S. Government Plus
U.S. Government 30
Rising Rates Opportunity 10
Rising Rates Opportunity
Rising U.S. Dollar
Falling U.S. Dollar

MONEY MARKET PROFUND

GENERAL PROFUNDS INFORMATION

SHAREHOLDER SERVICES GUIDE

PROFUNDS MANAGEMENT

FINANCIAL HIGHLIGHTS

PROFUNDS OVERVIEW

Except for Money Market ProFund, the ProFunds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds

Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bull	S&P 500 Index®	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap	S&P MidCap 400TM Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap	Russell 2000® Index	Match (100%)	Diverse, small capitalization
Dow 30	Dow Jones Industrial AverageTM	Match (100%)	Diverse, widely traded, large capitalization
OTC	NASDAQ-100® Index	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)	Diverse, widely traded, large capitalization
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)	Diverse, widely traded, mid-capitalization
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)	Diverse, small capitalization
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)	Diverse, small capitalization
Asia 30	ProFunds Asia 30 Index	Match (100%)	Companies whose principal offices are located in the Asia/Pacific region, excluding Japan, whose securities are traded in the U.S.
Europe 30	ProFunds Europe 30 Index	Match (100%)	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

Ultra ProFunds

Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
UltraBull	S&P 500 Index	Double (200%)	Diverse, widely traded, large capitalization
UltraMid-Cap	S&P MidCap 400TM Index	Double (200%)	Diverse, widely traded, mid-capitalization
UltraSmall-Cap	Russell 2000 Index	Double (200%)	Diverse, small capitalization
UltraDow 30	Dow Jones Industrial Average	Double (200%)	Diverse, widely traded, large capitalization
UltraOTC	NASDAQ-100 Index	Double (200%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraJapan	Nikkei 225 Stock Average	Double (200%)	Large capitalization, widely traded Japanese stocks

Inverse ProFunds

Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bear	S&P 500 Index	100% of the Inverse	Diverse, widely traded, large capitalization
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse	Diverse, widely traded, mid-capitalization
Short Small-Cap	Russell 2000 Index	100% of the Inverse	Diverse, small capitalization
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse	Diverse, widely traded, large capitalization
Short OTC	NASDAQ-100 Index	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraBear	S&P 500 Index	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse	Diverse, widely traded, mid-capitalization
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse	Diverse, small capitalization
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. Non-money market ProFunds utilize the performance of an index, security or a multiple or inverse multiple thereof as their benchmark. For example, UltraBull ProFund has a daily benchmark of twice the daily return of the S&P 500 Index®.

UltraSector ProFunds

UltraSector ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Airlines	Dow Jones U.S. Airlines Index	150%	Securities representing the airline industry in the U.S. equity market
Banks	Dow Jones U.S. Banks Index	150%	Securities representing the banking industry in the U.S. equity market
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%	Securities within the basic materials sector of the U.S. equity market
Biotechnology	Dow Jones U.S. Biotechnology Index	150%	Securities representing the biotechnology industry in the U.S. equity market
Consumer Services	Dow Jones U.S. Consumer Services Index	150%	Securities within the consumer services industry of the U.S. equity market
Consumer Goods	Dow Jones U.S. Consumer Goods Index	150%	Securities within the consumer goods industry of the U.S. equity market
Oil & Gas	Dow Jones U.S. Oil & Gas Index	150%	Securities within the oil and gas sector of the U.S. equity market
Financials	Dow Jones U.S. Financials Index	150%	Securities within the financial sector of the U.S. equity market
Health Care	Dow Jones U.S. Health Care Index	150%	Securities within the health care sector of the U.S. equity market
Industrials	Dow Jones U.S. Industrials Index	150%	Securities within the industrial sector of the U.S. equity market
Internet	Dow Jones Composite Internet Index	150%	U.S. equity securities of companies that generate the majority of their revenue from the Internet
Leisure Goods	Dow Jones U.S. Leisure Goods Index	150%	Securities representing the leisure goods industry in the U.S. equity market
Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	150%	Securities representing the oil, equipment, services and distribution industry in the U.S. equity market
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%	Securities representing the pharmaceuticals industry in the U.S. equity market
Precious Metals	Dow Jones Precious Metals Index	150%	Securities of companies involved in the mining of precious metals
Real Estate	Dow Jones U.S. Real Estate Index	150%	Securities representing the real estate industry in the U.S. equity market
Semiconductor	Dow Jones U.S. Semiconductor Index	150%	Securities representing the semiconductor industry in the U.S. equity market
Technology	Dow Jones U.S. Technology Sector Index	150%	Securities within the technology sector of the U.S. equity market
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%	Securities within the telecommunications sector of the U.S. equity market
Utilities	Dow Jones U.S. Utilities Sector Index	150%	Securities within the utilities sector of the U.S. equity market
Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	150%	Securities representing the mobile telecommunications industry in the U.S. equity market

Currency/ Bond Benchmarked ProFunds

Currency/ Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, match (100%) the daily performance, or the inverse daily performance, of the price of the most recently issued 10-year U.S. Treasury Note, 30-year U.S. Treasury Bond or their benchmark indexes.

ProFund	Security	Daily Benchmark	Description of Security or Index
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%	U.S. Treasury securities
U.S. Government 30	Most recently issued 30-year U.S. Treasury Bond	Match (100%)	U.S. Treasury securities
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse	U.S. Treasury securities
Rising Rates Opportunity 10	Most recently issued 10-year U.S. Treasury Note	100%	U.S. Treasury securities
Rising U.S. Dollar	US Dollar Index®	Match (100%)	The performance of the U.S. Dollar against the change in value of six foreign currencies
Falling U.S. Dollar	US Dollar Index®	100% of the Inverse	The performance of the U.S. Dollar against the change in value of six foreign currencies

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

PROFUNDS STRATEGIES AND RISKS

“In seeking to achieve each non-money market ProFund’s investment objective, ProFund Advisors takes positions in securities and other financial instruments that ProFund Advisors believes should simulate the movement of its benchmark.”

DISCUSSION OF PRINCIPAL STRATEGIES

The following discussion of investment strategies covers all ProFunds, except Money Market ProFund which is described on page 122 of this Prospectus.

ProFunds are designed to correspond to a daily benchmark, before fees and expenses, such as the daily performance, the inverse of the daily performance, a multiple of the daily performance, or a multiple of the inverse of the daily performance, of an index or security.

In seeking to achieve each non-money market ProFund’s investment objective, ProFund Advisors:

•	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that a ProFund should hold to simulate the performance of its benchmark;

•	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark;

•	may not have investment exposure to all securities or components in the index underlying each ProFund’s benchmark, or each ProFund’s weighting of investment in such securities or industries may be different from that of the index;

•	may utilize a variety of financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate, index or currency, such as futures contracts, options or derivatives on futures contracts, swap agreements, forward contracts, structures notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions.

•	seeks to remain fully invested at all times in securities or financial instruments that provide exposure to each ProFund’s benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and

•	may use a variety of securities, investment strategies and techniques in pursuit of each ProFund’s investment objective and may invest in securities or instruments that are not included in the index underlying its benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund’s investment objective, including money market instruments and other income producing instruments.

Each ProFund may substitute a different index or security for the index or security underlying its benchmark and does not seek to provide correlation with its benchmark over a period of time other than daily. ProFund Advisors does not invest the assets of the ProFunds in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds. The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the following ProFunds seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks: all Mid-Cap, Small-Cap and Large-Cap ProFunds, Dow 30 ProFund, OTC ProFund, Asia 30 ProFund, Europe 30 ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Short Dow 30 ProFund, Short OTC ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, U.S. Government 30 ProFund, U.S. Government Plus ProFund and all UltraSector ProFunds. The investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

DISCUSSION OF PRINCIPAL AND OTHER RISKS

Like all investments, investing in the ProFunds entails risks. Many factors affect the value of an investment in the ProFunds. The factors most likely to have a significant impact on each ProFund’s portfolio are called “principal risks.” The principal risks for each ProFund are identified in each ProFund’s description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds, their investment strategies and related risks.

The following risks apply to the ProFunds, as noted:

Active Investor Risk (All ProFunds). ProFund Advisors expects a significant portion of the assets invested in the ProFunds to come from professional money managers and investors who use ProFunds as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds except Money Market ProFund). The ProFunds use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The Funds’ investment in financial instruments may involve a small investment relative to the amount of risk assumed. Financial instruments are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk and counterparty risk. The use of aggressive investment techniques also expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund’s benchmark index, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Concentration Risk (Dow 30, Asia 30, UltraDow 30, Short Dow 30, UltraShort Dow 30 and UltraSector ProFunds). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. In addition, each of Large-Cap Value, Large-Cap Growth, Short Mid-Cap, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, U.S. Government Plus and Rising Rates Opportunity ProFunds is likely to concentrate its investments in a particular industry or group of industries to approximately the same extent as the reference investment underlying the benchmark is so concentrated and to the extent permitted by applicable regulatory guidance.

Correlation Risk (All ProFunds except Money Market ProFund). A number of factors may affect a ProFund’s ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. In addition, a ProFund may invest in securities or in other financial instruments not included in its benchmark index. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding the annual index reconstitution and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each Ultra, Inverse, UltraSector and Currency/Bond Benchmarked ProFund excluding U.S. Government 30 ProFund and Rising Rates U.S. Dollar ProFund is rebalanced daily, therefore, mathematical compounding may prevent these ProFunds from correlating with the monthly, quarterly, annual or other period performance of their benchmarks or the inverse thereof as the case may be.

Counterparty Risk. (All ProFunds except Money Market ProFund). The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into financial instruments transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality.

Credit Risk (All ProFunds). An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Fund performance. As described under “Counterparty Risk” above, the ProFunds will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

Debt Instrument Risk (Bond Benchmarked ProFunds and Money Market ProFund). Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity ProFund, Money Market ProFund and Rising Rates Opportunity 10 ProFund may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease. Also, the securities of certain U.S. Government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk. Rising Rates Opportunity and Rising Rates Opportunity 10 ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a fund positively correlated to bond prices such as U.S. Government Plus ProFund and U.S. Government 30 ProFund.

Exchange Rate Risk (Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund). Changes in foreign currency exchange rates may affect the value of a ProFund’s investments. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Equity Risk (All Classic, Ultra, Inverse and UltraSector ProFunds). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than positively correlated funds.

Foreign Currency Risk (Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund). Investments denominated in foreign currencies bear greater risk than U.S. dollar-denominated investments. As a result, performance returns and net asset values of each ProFund may be affected significantly by fluctuations in currency exchange rates (as described above), economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. The value of an investment denominated in a foreign currency could change significantly as the currencies strengthen or weaken relative to the U.S. dollar.

Foreign Investment Risk (Asia 30, Europe 30, UltraJapan and Precious Metals UltraSector ProFunds). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. ProFund Advisors does not actively seek to control the impact of foreign currency fluctuations on the ProFunds.

Foreign Money Market Instruments Risk (Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund). Investing in foreign money market instruments typically involves more risks than investing in U.S. money market instruments. These risks include those associated with the political, economic and social structures of foreign countries, the existence of less liquid markets with higher volatility than similar U.S. markets, and potentially higher transaction costs. These risks can increase the potential for losses in a ProFund and affect its share price. General money market movements in any country where a ProFund has investments are likely to affect the value of the instruments the ProFund owns that are denominated in that country’s currency. These movements will affect the ProFund’s share price and fund performance.

Geographic Concentration Risk (Asia 30, Europe 30 and UltraJapan ProFunds). Certain ProFunds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified Fund.

Growth Investing Risk (Large-Cap Growth, Mid-Cap Growth and Small-Cap Growth ProFunds). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (Currency/Bond Benchmarked ProFunds and Money Market ProFund). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for Rising Rates Opportunity and Rising Rate Opportunity 10 ProFunds. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds, Rising Rates Opportunity, Rising Rates Opportunity 10 and Falling U.S. Dollar ProFunds). Inverse ProFunds, Rising Rates Opportunity, Rising Rate Opportunity 10, Falling U.S. Dollar ProFunds should lose value as the index or security underlying such ProFund’s benchmark is rallying (gaining value) – a result that is the opposite from traditional mutual funds.

Leverage Risk (Ultra ProFunds, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Leverage should cause a Fund to lose more money in market environments adverse to its daily investment objective than a Fund that does not employ leverage.

Liquidity Risk (All ProFunds except Money Market ProFund). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund may also be illiquid. This may prevent the ProFunds from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security.

Market Risk (All ProFunds). The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The ProFunds, other than the Inverse ProFunds, Rising Rates Opportunity ProFund, Money Market ProFund and Rising Rates Opportunity 10 ProFund, should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds). Inverse ProFunds, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFund should lose value on days when the index or security underlying their benchmark increases (adverse market conditions for these ProFunds). The ProFunds seek to remain fully invested regardless of market conditions.

Mid-Cap Company Investment Risk (Mid-Cap, Mid-Cap Value, Mid-Cap Growth, UltraMid-Cap Short Mid-Cap and UltraShort Mid-Cap ProFunds). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk (All ProFunds except Money Market ProFund). The non-money market ProFunds are classified as “non-diversified” under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk (All ProFunds). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse ProFunds, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFund). Selling short is a technique that may be employed by a ProFund to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. Short selling is accomplished by borrowing a security and then selling it. If a ProFund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund will incur a negative return (loss) on the transaction. The ProFunds’ use of short sales may involve additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a ProFund and may lower a ProFund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a ProFund to be exposed to short sale risk.

Small-Cap Company Investment Risk (Small-Cap, Small-Cap Value, Small-Cap Growth, UltraSmall-Cap, Short Small-Cap and UltraShort Small-Cap ProFunds). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies’ share prices.

Technology Investment Risk (OTC, UltraOTC, Short OTC, and UltraShort OTC ProFunds and Internet, Semiconductor and Technology UltraSector ProFunds). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk (Large-Cap Value, Mid-Cap Value and Small-Cap Value ProFunds). Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk (Ultra ProFunds, Ultra Bear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds, US Government Plus ProFunds and Rising Rates Opportunity ProFund). The ProFunds most subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index. Therefore, they experience greater volatility than the indexes underlying their benchmarks and thus have the potential for greater losses.

Tax Risk (Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund) As a regulated investment company (“RIC”), a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Falling U.S. Dollar ProFund currently intends to take positions in financial instruments, including forward currency contracts, that, in combination, should have similar daily return characteristics as inverse to the U.S. Dollar Index. Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Falling U.S. Dollar ProFund’s foreign currency-denominated positions as not qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case the Falling U.S. Dollar ProFund might not qualify as a RIC for one or more years. Please see the Statement of Additional Information for more information on the qualifying income requirement.

IMPORTANT CONCEPTS AND DEFINITIONS

This section describes important concepts and definitions that may be unfamiliar to an investor.

•	Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government Securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.

•	Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•

Financial Instruments The ProFunds (excluding Money Market ProFund) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions. The ProFunds (excluding Money Market ProFund) may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

•	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	Leverage offers a means of magnifying market movements into larger changes in an investment’s value. While only certain ProFunds employ leverage, all of the ProFunds (except Money Market ProFund) may use leveraged investment techniques for investment purposes. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage.

•	Leveraged Investment Techniques, Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government Securities, securities issued by governments of other developed countries and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.

•	Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the ProFunds as a short-term investment vehicle for cash positions.

•	Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund’s investment objective, a ProFund may hold a representative sample of the components in the index underlying a ProFund’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.

•	Selling Short is selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.

•	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

•	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Classic ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	want to achieve investment results that correspond to the daily performance of a particular index.

>     CLASSIC PROFUNDS

ProFund	Index	Daily Benchmark
Bull	S&P 500 Index	Match (100%)
Mid-Cap	S&P MidCap 400 Index	Match (100%)
Small-Cap	Russell 2000 Index	Match (100%)
OTC	NASDAQ-100 Index	Match (100%)
Dow 30	Dow Jones Industrial Average	Match (100%)
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)
Asia 30	ProFunds Asia 30 Index	Match (100%)
Europe 30	ProFunds Europe 30 Index	Match (100%)

BULL PROFUND

Investment Objective. Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Principal Investment Strategy. Bull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500 Index. Bull ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bull ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Bull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bull ProFund by showing the variability of Bull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

1998 26.57%	1999 17.18%	2000 -12.48%	2001 -15.30%	2002 -25.21%	2003 26.17%	2004 9.03%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was 20.37% (quarter ended December 31, 1998) and the lowest return was –18.23% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	9.03%	-5.27%	1.60%
- After Taxes on Distributions	9.00%	-5.37%	1.51%
- After Taxes on Distributions and Sale of Shares	5.91%	-4.45%	1.33%
Class A Shares(1)	3.60%	-6.43%	0.65%

S&P 500 Index(2)	10.88%	-2.30%	4.70%	12/01/97

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.69%

Total Annual Operating Expenses	1.69%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$639	$982	$1,349	$2,378

MID–CAP PROFUND

Investment Objective. Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Principal Investment Strategy. Mid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400 (“Index”). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns Investor Class Shares as of December 31 each year*

2002	-19.02%	2003	33.08%	2004	14.60%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap ProFund for one quarter was 17.25% (quarter ended June 30, 2003) and the lowest return was –18.00% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	14.60%	7.23%
- After Taxes on Distributions	14.54%	7.16%
- After Taxes on Distributions and Sale of Shares	9.55%	6.18%
Class A Shares(1)	8.88%	5.41%

S&P MidCap 400 Index(2)	16.49%	10.64%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$649	$1,014	$1,404	$2,490

SMALL–CAP PROFUND

Investment Objective. Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Principal Investment Strategy. Small-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and small-cap company investment risk.

For more information on Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Small-Cap ProFund by showing the variability of Small-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2002	-23.14%	2003	42.41%	2004	17.08%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap ProFund for one quarter was 21.69% (quarter ended June 30, 2003) and the lowest return was –20.43% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	17.08%	8.81%
- After Taxes on Distributions	16.89%	8.50%
- After Taxes on Distributions and Sale of Shares	11.19%	7.47%
Class A Shares(1)	11.25%	6.96%

Russell 2000 Index(2)	18.44%	12.04%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.65%

Total Annual Operating Expenses	1.65%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$635	$971	$1,329	$2,337

OTC PROFUND

Investment Objective. OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Principal Investment Strategy. OTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. OTC ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in OTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and technology investment risk.

For more information on OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in OTC ProFund by showing the variability of OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class shares as of December 31 each year*

2001	-31.33%	2002	-38.57%	2003	47.17%	2004	9.67%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was 34.57% (quarter ended December 31, 2001) and the lowest return was -36.65% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			08/07/00
- Before Taxes	9.67%	-17.43%
- After Taxes on Distributions	9.67%	-17.61%
- After Taxes on Distributions and Sale of Shares	6.28%	-14.05%
Class A Shares(1)	4.20%	-18.55%

NASDAQ-100 Index(2)	10.75%	-17.03%	08/07/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.67%

Total Annual Operating Expenses	1.62%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$632	$962	$1,314	$2,306

DOW 30 PROFUND

Investment Objective. Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).

Principal Investment Strategy. Dow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. Dow 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Dow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations. The principal risks of investing in Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.85%

Total Annual Operating Expenses	1.85%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$654	$1,029

LARGE–CAP VALUE PROFUND

Investment Objective. Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.

Principal Investment Strategy. Large-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and value investing risk.

For more information on Large-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Large-Cap Value ProFund by showing the variability of Large-Cap Value ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2003	27.11%	2004	12.94%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Value ProFund for one quarter was 17.91% (quarter ended June 30, 2003) and the lowest return was -6.36% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	12.94%	19.45%
- After Taxes on Distributions	12.93%	19.20%
- After Taxes on Distributions and Sale of Shares	8.44%	16.62%
Class A Shares(1)	7.31%	16.59%

S&P 500/Barra Value Index (2)	15.69%	23.64%	10/01/02

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.82%

Total Annual Operating Expenses	1.82%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Large-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$651	$1,020	$1,413	$2,511

LARGE–CAP GROWTH PROFUND

Investment Objective. Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.

Principal Investment Strategy. Large-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and growth investing risk.

For more information on Large-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Large-Cap Growth ProFund by showing the variability of Large-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year*

2003	22.54%	2004	3.41%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Growth ProFund for one quarter was 11.60% (quarter ended June 30, 2003) and the lowest return was was –5.43% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	3.41%	11.90%
- After Taxes on Distributions	3.41%	11.57%
- After Taxes on Distributions and Sale of Shares	2.22%	10.07%
Class A Shares(1)	-1.74%	9.22%

S&P 500/Barra Growth Index (2)	6.14%	15.14%	10/01/02

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.03%

Total Annual Operating Expenses	2.03%

Fee Waivers/Reimbursements**	-0.10%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Large-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,072	$1,507	$2,714

MID–CAP VALUE PROFUND

Investment Objective. Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

Principal Investment Strategy. Mid-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and value investing risk.

For more information on Mid-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2002	-13.99%	2003	34.76%	2004	16.56%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Value ProFund for one quarter was 18.00% (quarter ended June 30, 2003) and the lowest return was –19.68% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	16.56%	9.19%
- After Taxes on Distributions	16.56%	8.78%
- After Taxes on Distributions and Sale of Shares	10.77%	7.64%
Class A Shares(1)	10.73%	7.33%

S&P MidCap 400/Barra Value Index(2)	19.01%	13.61%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.65%

Total Annual Operating Expenses	1.65%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$635	$971	$1,329	$2,337

MID–CAP GROWTH PROFUND

Investment Objective. Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

Principal Investment Strategy. Mid-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and growth investing risk.

For additional information on Mid-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Mid-Cap Growth ProFund by showing the variability of Mid-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2002	-22.70%	2003	26.73%	2004	11.17%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Growth ProFund for one quarter was 15.07% (quarter ended June 30, 2003) and the lowest return was –15.84% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	11.17%	3.69%
- After Taxes on Distributions	11.17%	3.61%
- After Taxes on Distributions and Sale of Shares	7.26%	3.10%
Class A Shares(1)	5.63%	1.92%

S&P MidCap 400/Barra Growth Index(2)	14.02%	7.55%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.03%

Total Annual Operating Expenses	2.03%

Fee Waivers/Reimbursements**	-0.10%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,072	$1,507	$2,714

SMALL–CAP VALUE PROFUND

Investment Objective. Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

Principal Investment Strategy. Small-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and value investing risk.

For more information on Small-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Small-Cap Value ProFund by showing the variability of Small-Cap Value ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of investor Class as of December 31 each year*

2002	-18.43%	2003	34.95%	2004	20.62%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Value ProFund for one quarter was 21.44% (quarter ended June 30, 2003) and the lowest return was –23.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	20.62%	9.28%
- After Taxes on Distributions	20.56%	9.18%
- After Taxes on Distributions and Sale of Shares	13.49%	7.95%
Class A Shares(1)	14.62%	7.42%

S&P SmallCap 600/Barra Value Index(2)	23.40%	13.56%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Operating Expenses	1.71%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$641	$988	$1,359	$2,398

SMALL–CAP GROWTH PROFUND

Investment Objective. Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

Principal Investment Strategy. Small-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and growth investing risk.

For more information on Small-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Small-Cap Growth ProFund by showing the variability of Small-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2002	-19.64%	2003	34.64%	2004	20.13%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Growth ProFund for one quarter was 16.53% (quarter ended June 30, 2003) and the lowest return was –16.40% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	20.13%	9.45%
- After Taxes on Distributions	20.13%	8.10%
- After Taxes on Distributions and Sale of Shares	13.09%	7.18%
Class A Shares(1)	14.13%	7.59%

S&P SmallCap 600/Barra Growth Index(2)	22.10%	12.87%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.84%

Total Annual Operating Expenses	1.84%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$653	$1,026	$1,423	$2,531

ASIA 30 PROFUND

Investment Objective. Asia 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Principal Investment Strategy. Asia 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Asia 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Asian companies contained in the Index and/or financial instruments with similar economic characteristics. Asia 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Asia 30 ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Asia 30 ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, foreign investment risk, credit risk, counterparty risk and small-cap company investment risk.

To the extent ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up Asia 30 ProFund’s investments are subject to the following risks: companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; technological innovations may make the products and services of telecommunications companies obsolete; and securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on Asia 30 ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Asia 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Asia 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.85%

Total Annual Operating Expenses	1.85%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Asia 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$654	$1,029

EUROPE 30 PROFUND

Investment Objective. Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Principal Investment Strategy. Europe 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Europe 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Europe 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Europe 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk and foreign investment risk. Europe 30 ProFund will have industry concentrations to approximately the same extent as the Index underlying its benchmark.

European companies could be negatively impacted by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties with certain countries, particularly those in Eastern Europe, implementing significant free market economic reforms.

For more information on Europe 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Europe 30 ProFund by showing the variability of Europe 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during a period (prior to September 4, 2001) when Europe 30 ProFund pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index (“PEI”). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the DeutscheAktien Index and the CAC-40.

Annual Returns of Investor Class Shares as of December 31 each year*

2000	-33.55%	2001	-44.28%	2002	-25.28%	2003	37.81%	2004	14.76%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was 20.33% (quarter ended December 31, 2003) and the lowest return was -29.62% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Five Year	Since Inception	Inception Date
Investor Class Shares				03/15/99
- Before Taxes	14.76%	-15.24%	-8.49%
- After Taxes on Distributions	14.76%	-16.41%	-9.59%
- After Taxes on Distributions and Sale of Shares	9.60%	-12.71%	-7.47%
Class A Shares(1)	9.01%	-16.27%	-9.49%

Dow Jones STOXX 50 Index (2)	16.99%	-0.63%	3.28%	03/15/99
ProFunds Europe 30 Index (3)	13.96%	-5.30%	0.09%	10/18/99

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

(3)	Reflects no deduction for fees, expenses or taxes. Does not reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.81%

Total Annual Operating Expenses	1.81%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [124].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$650	$1,017	$1,408	$2,501

Ultra ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	believe that the value of a particular index will increase, and that by investing with the objective of doubling the index’s daily return they will achieve superior results.

•	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

>    ULTRA PROFUNDS

ProFund	Index	Daily Benchmark
UltraBull	S&P 500 Index	Double (200%)
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)
UltraSmall-Cap	Russell 2000 Index	Double (200%)
UltraDow 30	Dow Jones Industrial Average	Double (200%)
UltraOTC	NASDAQ-100 Index	Double (200%)
UltraJapan	Nikkei 225 Stock Average	Double (200%)

ULTRABULL PROFUND

Investment Objective. UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If UltraBull ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraBull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P 500 Index. UltraBull ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBull ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraBull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBull ProFund by showing the variability of UltraBull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

1998	42.95%	1999	29.56%	2000	-28.33%	2001	-32.12%	2002	-46.45%	2003	55.09%	2004	17.75%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was 41.34% (quarter ended December 31, 1998) and the lowest return was –34.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				11/27/97
- Before Taxes	17.75%	-13.81%	-1.38%
- After Taxes on Distributions	17.70%	-13.85%	-1.44%
- After Taxes on Distributions and Sale of Shares	11.60%	-11.15%	-1.18%
Class A Shares(1)	11.88%	-14.86%	-2.29%

S&P 500 Index(2)	10.88%	-2.30%	4.99%	11/27/97

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.69%

Total Annual Operating Expenses	1.69%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$639	$982	$1,349	$2,378

ULTRAMID–CAP PROFUND

Investment Objective. UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If UltraMid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraMid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraMid-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraMid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraMid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraMid-Cap ProFund by showing the variability of UltraMid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class as of December 31 each year*

2001	-16.91%	2002	-38.18%	2003	69.14%	2004	28.50%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was 35.62% (quarter ended June 30, 2003) and the lowest return was –34.31% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	28.50%	4.28%
- After Taxes on Distributions	28.50%	4.28%
- After Taxes on Distributions and Sale of Shares	18.52%	3.68%
Class A Shares(1)	22.09%	2.99%

S&P MidCap 400 Index(2)	16.49%	9.61%	02/07/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.76%

Total Annual Operating Expenses	1.76%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$645	$1,003	$1,384	$2,450

ULTRASMALL–CAP PROFUND

Investment Objective. UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If UltraSmall-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraSmall-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraSmall-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraSmall-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraSmall-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraSmall-Cap ProFund by showing the variability of UltraSmall-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-16.85%	2002	-44.30%	2003	100.52%	2004	31.99%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was 48.14% (quarter ended June 30, 2003) and the lowest return was -40.18% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	31.99%	-3.29%
- After Taxes on Distributions	31.99%	-3.29%
- After Taxes on Distributions and Sale of Shares	20.79%	-2.77%
Class A Shares(1)	25.42%	-4.49%

Russell 2000 Index(2)	18.44%	5.65%	02/07/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.65%

Total Annual Operating Expenses	1.65%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$635	$971	$1,329	$2,337

ULTRADOW 30 PROFUND

Investment Objective. UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraDow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

Principal Investment Strategy. UltraDow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. UltraDow 30 ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. UltraDow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations. The principal risks of investing in UltraDow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraDow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraDow 30 ProFund by showing the variability of UltraDow 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2003	51.02%	2004	5.57%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraDow 30 ProFund for one quarter was 26.59% (quarter ended December 31, 2003) and the lowest return was -10.13% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	5.57%	3.91%
- After Taxes on Distributions	5.55%	3.86%
- After Taxes on Distributions and Sale of Shares	3.64%	3.31%
Class A Shares(1)	0.30%	1.71%

DJIA(2)	5.31%	6.47%	06/03/02

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraDow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.74%

Total Annual Operating Expenses	1.74%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraDow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$643	$997	$1,374	$2,429

ULTRAOTC PROFUND

Investment Objective. UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If UltraOTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraOTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraOTC ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraOTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraOTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraOTC ProFund Investor Class Shares by showing the variability of UltraOTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of the Investor Class Shares as of December 31 each year*

1998	185.34%	1999	233.25%	2000	-73.70%	2001	-69.07%	2002	- 69.42%	2003	102.41%	2004	15.38%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was 126.35% (quarter ended December 31, 1999) and the lowest return was -62.35% (quarter ended December 31, 2000).

Average Annual Total Returns As of December 31, 2004	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	15.38%	-43.40%	-10.34%
- After Taxes on Distributions	15.38%	-43.82%	-10.83%
- After Taxes on Distributions and Sale of Shares	10.00%	-27.43%	-7.83%
Class A Shares(1)	9.63%	-44.10%	-11.18%

NASDAQ-100 Index(2)	10.75%	-15.13%	6.05%	12/01/97

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.62%

Total Annual Operating Expenses	1.62%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$632	$962	$1,314	$2,306

ULTRAJAPAN PROFUND

Investment Objective. UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

UltraJapan ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average. If UltraJapan ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the related futures contracts when they decline on a given day.

Principal Investment Strategy. UltraJapan ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Nikkei 225 Stock Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Japanese companies and/or financial instruments with similar economic characteristics. UltraJapan ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraJapan ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk, volatility risk and foreign investment risk.

Japanese economic growth has weakened and Japan’s stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system, among other considerations. UltraJapan ProFund is also subject to valuation time risk. UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund’s performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time UltraJapan ProFund’s performance will correlate highly with the movement of the Nikkei 225 Stock Average. The U.S. traded Nikkei futures and options contracts utilized by UltraJapan ProFund are not sensitive to changes in the dollar/yen exchange rate.

For more information on UltraJapan ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraJapan ProFund by showing the variability of UltraJapan ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-47.10%	2002	-39.80%	2003	47.68%	2004	9.74%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was 28.12% (quarter ended June 30, 2003) and the lowest return was -44.15% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	9.74%	-25.26%
- After Taxes on Distributions	9.74%	-25.61%
- After Taxes on Distributions and Sale of Shares	6.33%	-19.20%
Class A Shares(1)	4.27%	-26.18%

Nikkei 225 Stock Average(2)	12.70%	-8.95%	02/07/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.75%

Total Annual Operating Expenses	1.90%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [124].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,044	$1,453	$2,592

Inverse ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

•	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

>    INVERSE PROFUNDS

ProFund	Index	Daily Benchmark
Bear	S&P 500 Index	100% of the Inverse
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse
Short Small-Cap	Russell 2000 Index	100% of the Inverse
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse
Short OTC	NASDAQ-100 Index	100% of the Inverse
UltraBear	S&P 500 Index	200% of the Inverse
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse

BEAR PROFUND

Investment Objective. Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If Bear ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Bear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bear ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Bear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bear ProFund by showing the variability of Bear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Annual Returns of the Investor Class Shares as of December 31 each year*

1998	-19.46%	1999	-12.32%	2000	16.41%	2001	14.29%	2002	20.92%	2003	-24.46%	2004	-9.86%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was 17.69% (quarter ended September 30, 2002) and the lowest return was -17.06% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2004	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/30/97
- Before Taxes	-9.86%	1.84%	-3.60%
- After Taxes on Distributions	-9.86%	1.29%	-4.79%
- After Taxes on Distributions and Sale of Shares	-6.41%	1.23%	-3.72%
Class A Shares(1)	-14.37%	0.60%	-4.51%

S&P 500 Index(2)	10.88%	-2.30%	4.79%	12/30/97

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.76%

Total Annual Operating Expenses	1.76%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$645	$1,003	$1,384	$2,450

SHORT MID–CAP PROFUND

Investment Objective. Short Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If Short Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Short Mid-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Short Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Short Mid-Cap ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Short Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$649	$1,014

SHORT SMALL–CAP PROFUND

Investment Objective. Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If Short Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Short Small-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and small-cap company investment risk.

For more information on Short Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Short Small-Cap ProFund by showing the variability of Short Small-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year*

2003	-34.74%	2004	-16.92%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Short Small-Cap ProFund for one quarter was 3.73% (quarter ended March 31, 2003) and the lowest return was -19.92% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-16.92%	-13.73%
- After Taxes on Distributions	-16.92%	-13.73%
- After Taxes on Distributions and Sale of Shares	-11.00%	-11.44%
Class A Shares(1)	-21.05%	-15.50%

Russell 2000 Index(2)	18.44%	11.02%	05/01/02

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.76%

Total Annual Operating Expenses	1.76%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Short Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$645	$1,003	$1,384	$2,450

SHORT DOW 30 PROFUND

Investment Objective. Short Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If Short Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy. Short Dow 30 ProFund takes positions in financial instruments that should have similar daily return characteristics as the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Short Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Short Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Short Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$649	$1,014

SHORT OTC PROFUND

Investment Objective. Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If Short OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Short OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short OTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and technology investment risk.

For more information on Short OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Short OTC ProFund by showing the variability of Short OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year*

2003	-37.37%	2004	-11.33%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Short OTC ProFund for one quarter was -6.76% (quarter ended September 30, 2004) and the lowest return was -16.57% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-11.33%	-16.13%
- After Taxes on Distributions	-11.33%	-16.16%
- After Taxes on Distributions and Sale of Shares	-7.36%	-13.40%
Class A Shares(1)	-15.74%	-17.86%

NASDAQ-100 Index(2)	10.75%	13.96%	05/01/02

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.76%

Total Annual Operating Expenses	1.76%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$645	$1,003	$1,384	$2,450

ULTRABEAR PROFUND

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraBear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P 500 Index. UltraBear ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBear ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraBear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBear ProFund by showing the variability of UltraBear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year*

1998	-38.34%	1999	-30.54%	2000	22.15%	2001	22.65%	2002	38.11%	2003	-43.76%	2004	-19.64%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was 35.33% (quarter ended September 30, 2001) and the lowest return was -32.26% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2004	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/22/97
- Before Taxes	-19.64%	-1.33%	-11.77%
- After Taxes on Distributions	-19.64%	-1.77%	-12.25%
- After Taxes on Distributions and Sale of Shares	-12.77%	-1.36%	-9.55%
Class A Shares(1)	-23.66%	-2.53%	-12.60%

S&P 500 Index(2)	10.88%	-2.30%	5.05%	12/22/97

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.68%

Total Annual Operating Expenses	1.68%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$638	$979	$1,344	$2,368

ULTRASHORT MID–CAP PROFUND

Investment Objective. UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If UltraShort Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P MidCap 400 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraShort Mid-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Mid-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraShort Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.07%

Total Annual Operating Expenses	2.07%

Fee Waivers/Reimbursements**	-0.14%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraShort Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,080	$1,523	$2,750

ULTRASHORT SMALL–CAP PROFUND

Investment Objective. UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index.

If UltraShort Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraShort Small-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Small-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraShort Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%

Total Annual Operating Expenses	1.60%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraShort Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$630	$956	$1,304	$2,285

ULTRASHORT DOW 30 PROFUND

Investment Objective. UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraShort Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy. UltraShort Dow 30 ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. UltraShort Dow 30 ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraShort Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. UltraShort Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraShort Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$649	$1,014

ULTRASHORT OTC PROFUND

Investment Objective. UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If UltraShort OTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraShort OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraShort OTC ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort OTC ProFund are active investor risk, market risk, counterparty risk, credit risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraShort OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraShort OTC ProFund by showing the variability of UltraShort OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year*

1999	-80.36%	2000	4.25%	2001	-7.36%	2002	48.56%	2003	-62.80%	2004	-24.33%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was 116.60% (quarter ended September 30, 2001) and the lowest return was -58.93% (quarter ended December 31, 1999).

Average Annual Total Returns As of December 31, 2004	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				06/02/98
- Before Taxes	-24.33%	-16.59%	-42.65%
- After Taxes on Distributions	-24.33%	-17.60%	-43.32%
- After Taxes on Distributions and Sale of Shares	-15.82%	-13.40%	-23.51%
Class A Shares(1)	-28.10%	-17.60%	-43.22%

NASDAQ-100 Index(2)	10.75%	-15.13%	4.98%	06/02/98

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.66%

Total Annual Operating Expenses	1.66%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$636	$974	$1,334	$2,347

UltraSector ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	desire to add investments in economic sectors with perceived above-average growth potential.

•	actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.

•	want to gain investment exposure to a particular economic sector of the U.S. or global economy.

>    ULTRASECTOR PROFUNDS

ProFund	Index	Daily Benchmark
Airlines	Dow Jones U.S. Airlines Index	150%
Banks	Dow Jones U.S. Banks Index	150%
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%
Biotechnology	Dow Jones U.S. Biotechnology Index	150%
Consumer Services	Dow Jones U.S. Consumer Services Index	150%
Consumer Goods	Dow Jones U.S. Consumer Goods Index	150%
Oil & Gas	Dow Jones U.S. Oil & Gas Index	150%
Financials	Dow Jones U.S. Financials Index	150%
Health Care	Dow Jones U.S. Health Care Index	150%
Industrials	Dow Jones U.S. Industrials Index	150%
Internet	Dow Jones Composite Internet Index	150%
Leisure Goods	Dow Jones U.S. Leisure Goods Index	150%
Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	150%
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%
Precious Metals	Dow Jones Precious Metals Index	150%
Real Estate	Dow Jones U.S. Real Estate Index	150%
Semiconductor	Dow Jones U.S. Semiconductor Index	150%
Technology	Dow Jones U.S. Technology Sector Index	150%
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%
Utilities	Dow Jones U.S. Utilities Sector Index	150%
Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	150%

AIRLINES ULTRASECTOR PROFUND

Investment Objective. Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Index.

If Airlines UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Airlines Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Airlines UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Airlines Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Airlines UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Airlines UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Airlines UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Airlines UltraSector ProFund is also subject to risks faced by companies in the airline industry, including: adverse effects of commodity price volatility, exchange rates, foreign market access restrictions, and increased competition; dramatic securities price fluctuation and issues affecting profitability due to their cyclical nature, economic trends, political events, changes in disposable consumer income, worldwide fuel prices, labor agreements and insurance costs; regulation by, and restrictions of, the Federal Aviation Administration, federal, state and local governments, and foreign regulatory authorities; intense competition, both domestically and internationally; and foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Airlines UltraSector ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” beginning on page 7.

Fund Performance. Airlines UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Airlines UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.90%

Total Annual Operating Expenses	1.90%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Airlines UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$659	$1,044

BANKS ULTRASECTOR PROFUND

Investment Objective. Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

If Banks UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Banks Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Banks UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Banks Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Banks UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Banks UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Banks UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Banks UltraSector ProFund is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Banks UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Banks UltraSector ProFund by showing the variability of Banks UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2002	-10.56%	2003	46.23%	2004	17.36%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Banks UltraSector ProFund for one quarter was 28.11% (quarter ended June 30, 2003) and the lowest return was –21.98% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	17.36%	12.40%
- After Taxes on Distributions	17.18%	11.07%
- After Taxes on Distributions and Sale of Shares	11.52%	9.83%
Class A Shares(1)	11.52%	10.49%

S&P 500 Index(2)	10.88%	3.79%	09/04/01
Dow Jones U.S. Banks Index(2)	14.37%	12.40%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.20%

Total Annual Operating Expenses	2.20%

Fee Waivers/Reimbursements**	-0.27%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,106	$1,575	$2,869

BASIC MATERIALS ULTRASECTOR PROFUND

Investment Objective. Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

If Basic Materials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Basic Materials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Basic Materials Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Basic Materials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Basic Materials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Basic Materials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Basic Materials UltraSector ProFund is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Basic Materials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Basic Materials UltraSector ProFund by showing the variability of Basic Materials UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year*

2002	-21.17%	2003	47.49%	2004	14.45%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Basic Materials UltraSector ProFund for one quarter was 35.03% (quarter ended December 31, 2003) and the lowest return was -34.18% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	14.45%	7.47%
- After Taxes on Distributions	14.45%	7.44%
- After Taxes on Distributions and Sale of Shares	9.39%	6.40%
Class A Shares(1)	8.74%	5.64%

S&P 500 Index(2)	10.88%	3.79%	09/04/01
Dow Jones U.S. Basic Materials Sector Index(2)	13.05%	10.33%	09/04/01

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
ManaInvestment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.12%

Total Annual Operating Expenses	2.12%

Fee Waivers/Reimbursements**	-0.19%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,090	$1,543	$2,796

BIOTECHNOLOGY ULTRASECTOR PROFUND

Investment Objective. Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Biotechnology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Biotechnology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Biotechnology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Biotechnology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Biotechnology UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Biotechnology UltraSector ProFund is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Biotechnology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Biotechnology UltraSector ProFund by showing the variability of Biotechnology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-36.23%	2002	-53.68%	2003	61.72%	2004	16.30%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology UltraSector ProFund for one quarter was 35.09% (quarter ended June 30, 2003) and the lowest return was -43.77% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	16.30%	-15.65%
- After Taxes on Distributions	16.30%	-15.65%
- After Taxes on Distributions and Sale of Shares	10.60%	-12.60%
Class A Shares(1)	10.51%	-16.76%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Biotechnology Index(2)	13.78%	-5.50%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.13%

Total Annual Operating Expenses	2.13%

Fee Waivers/Reimbursements**	-0.20%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,092	$1,547	$2,805

CONSUMER GOODS ULTRASECTOR PROFUND

Investment Objective. Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

If Consumer Goods UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Goods Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Consumer Goods UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Goods Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Goods UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Goods UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Goods UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Goods UltraSector ProFund is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Goods UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Goods UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.73%

Total Annual Operating Expenses	2.73%

Fee Waivers/Reimbursements**	-0.80%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Consumer Goods UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,210	$1,783	$3,335

CONSUMER SERVICES ULTRASECTOR PROFUND

Investment Objective. Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

If Consumer Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Consumer Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Services UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Services UltraSector ProFund is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Services UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	5.11%

Total Annual Operating Expenses	6.11%

Fee Waivers/Reimbursements**	-4.18%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Consumer Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,848	$3,008	$5,798

FINANCIALS ULTRASECTOR PROFUND

Investment Objective. Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

If Financials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Financials Index when Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Financials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Financials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Financials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Financials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Financials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Financials UltraSector ProFund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Financials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Financials UltraSector ProFund by showing the variability of Financials UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns Investor Class Shares as of December 31 each year*

2001	-16.90%	2002	-24.88%	2003	43.50%	2004	14.86%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Financials UltraSector ProFund for one quarter was 26.05% (quarter ended June 30, 2003) and the lowest return was -24.82% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	14.86%	6.07%
- After Taxes on Distributions	14.84%	6.06%
- After Taxes on Distributions and Sale of Shares	9.66%	5.23%
Class A Shares(1)	9.15%	4.67%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Financials Index(2)	13.39%	9.52%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. This index was renamed from the Dow Jones U.S. Financial Sector Index on December 17, 2004.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Financials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.19%

Total Annual Operating Expenses	2.19%

Fee Waivers/Reimbursements**	-0.26%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,104	$1,571	$2,859

HEALTH CARE ULTRASECTOR PROFUND

Investment Objective. Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

If Health Care UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Health Care Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Health Care UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Health Care Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Health Care UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Health Care UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Health Care UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Health Care UltraSector ProFund is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Health Care UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Health Care UltraSector ProFund by showing the variability of Health Care UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-24.26%	2002	-35.41%	2003	25.34%	2004	2.01%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Health Care UltraSector ProFund for one quarter was 15.74% (quarter ended June 30, 2003) and the lowest return was -26.07% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	2.01%	-7.30%
- After Taxes on Distributions	2.01%	-7.30%
- After Taxes on Distributions and Sale of Shares	1.31%	-6.07%
Class A Shares(1)	-3.05%	-8.52%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Health Care Index(2)	4.55%	-0.58%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. This index was renamed from the Dow Jones U.S. Healthcare Sector Index on December 17, 2004.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Health Care UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.22%

Total Annual Operating Expenses	2.22%

Fee Waivers/Reimbursements**	-0.29%

Total Net Annual Operating Expenses	1.93%

[1]	You will not be charged a sales charge for new purchases of Class A Shares of the Money Market ProFund (to receive a prospectus for the Money Market ProFund please call ProFunds. If you exchange your Class A Shares of the Money Market ProFund for Class A Shares of another ProFund or Access Flex Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply.

[2]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors

Example: This example is intended to help you compare the cost of investing in Health Care UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,110	$1,583	$2,887

INDUSTRIALS ULTRASECTOR PROFUND

Investment Objective. Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

If Industrials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Industrials Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Industrials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Industrials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Industrials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Industrials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Industrials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Industrials UltraSector ProFund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Industrials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Industrials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.08%

Total Annual Operating Expenses	2.08%

Fee Waivers/Reimbursements**	-0.15%

Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Industrials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,082	$1,527	$2,760

INTERNET ULTRASECTOR PROFUND

Investment Objective. Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

If Internet UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Composite Internet Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Internet UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Composite Internet Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Internet UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Internet UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Internet UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Internet UltraSector ProFund is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Internet UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Internet UltraSector ProFund by showing the variability of Internet UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-76.35%	2002	-58.27%	2003	128.91%	2004	30.68%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was 94.32% (quarter ended December 31, 2001) and the lowest return was -70.02% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	30.68%	-42.66%
- After Taxes on Distributions	30.68%	-42.66%
- After Taxes on Distributions and Sale of Shares	19.94%	-28.52%
Class A Shares(1)	24.17%	-43.43%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones Composite Internet Index(2)	24.02%	-23.53%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.79%

Total Annual Operating Expenses	1.79%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$648	$1,012	$1,399	$2,480

LEISURE GOODS ULTRASECTOR PROFUND

Investment Objective. Leisure Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods Index.

If Leisure Goods UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Leisure Goods Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Leisure Goods UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Leisure Goods Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Leisure Goods UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Leisure Goods UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Leisure Goods UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Leisure Goods UltraSector ProFund is also subject to risks faced by companies in the leisure goods industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Leisure Goods UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Leisure Goods UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Leisure Goods UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.90%

Total Annual Operating Expenses	1.90%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Leisure Goods UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$659	$1,044

MOBILE TELECOMMUNICATIONS ULTRASECTOR PROFUND

Investment Objective. Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

If Mobile Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Mobile Telecommunications Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Mobile Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Mobile Telecommunications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mobile Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Mobile Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Mobile Telecommunications UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Mobile Telecommunications UltraSector ProFund is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Mobile Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Mobile Telecommunications UltraSector ProFund by showing the variability of Mobile Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class of Shares as of December 31 each year*

2001	-41.65%	2002	-80.37%	2003	65.60%	2004	66.85%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Mobile Telecommunications UltraSector ProFund for one quarter was 49.32% (quarter ended December 31, 2002) and the lowest return was –59.21% (quarter ended March 31, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	66.85%	-41.15%
- After Taxes on Distributions	66.85%	-41.15%
- After Taxes on Distributions and Sale of Shares	43.45%	-27.91%
Class A Shares(1)	58.54%	-41.93%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Mobile Telecommunications Index(2)	44.77%	-23.19%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. This index was renamed from the Dow Jones U.S. Wireless Communications Index on December 17, 2004.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mobile Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.89%

Total Annual Operating Expenses	1.89%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Mobile Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$658	$1,041	$1,448	$2,581

OIL & GAS ULTRASECTOR PROFUND

Investment Objective. Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

If Oil & Gas UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil & Gas Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Oil & Gas UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil & Gas Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil & Gas UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil & Gas UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Oil & Gas UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil & Gas UltraSector ProFund is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil & Gas UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Oil & Gas UltraSector ProFund by showing the variability of Oil & Gas UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-23.63%	2002	-25.79%	2003	32.71%	2004	45.98%

During the period covered in the bar chart, the highest return on Investor Class Shares of Oil & Gas UltraSector ProFund for one quarter was 22.15% (quarter ended December 31, 2003) and the lowest return was -28.73% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	45.98%	2.99%
- After Taxes on Distributions	45.05%	2.85%
- After Taxes on Distributions and Sale of Shares	29.97%	2.48%
Class A Shares(1)	38.71%	1.63%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Oil & Gas Index(2)	32.43%	7.14%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. This index was renamed from the Dow Jones U.S. Energy Sector Index on December 17, 2004.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Oil & Gas UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.89%

Total Annual Operating Expenses	1.89%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Oil & Gas UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$658	$1,041	$1,448	$2,581

OIL EQUIPMENT, SERVICES & DISTRIBUTION ULTRASECTOR PROFUND

Investment Objective. Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

If Oil Equipment, Services & Distribution UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil Equipment, Services & Distribution Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Oil Equipment, Services & Distribution UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil Equipment, Services & Distribution Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil Equipment, Services & Distribution UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil Equipment, Services & Distribution UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Oil Equipment, Services & Distribution UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil Equipment, Services & Distribution UltraSector ProFund is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil Equipment, Services & Distribution UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Oil Equipment, Services & Distribution UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Oil Equipment, Services & Distribution UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.90%

Total Annual Operating Expenses	1.90%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Oil Equipment, Services & Distribution UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$659	$1,044

PHARMACEUTICALS ULTRASECTOR PROFUND

Investment Objective. Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

If Pharmaceuticals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as Dow Jones U.S. Pharmaceuticals Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Pharmaceuticals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Pharmaceuticals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Pharmaceuticals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Pharmaceuticals UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Pharmaceuticals UltraSector ProFund is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Pharmaceuticals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Pharmaceuticals UltraSector ProFund Investor Class Shares by showing the variability of Pharmaceuticals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-28.80%	2002	-34.89%	2003	7.80%	2004	-15.85%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was 11.49% (quarter ended December 31, 2002) and the lowest return was -27.70% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/28/00
- Before Taxes	-15.85%	-14.69%
- After Taxes on Distributions	-15.85%	-14.69%
- After Taxes on Distributions and Sale of Shares	-10.30%	-11.88%
Class A Shares(1)	-20.05%	-15.82%

S&P 500 Index(2)	10.88%	-2.46%	06/28/00
Dow Jones U.S. Pharmaceuticals Index(2)	-8.28%	-5.87%	06/28/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.15%

Total Annual Operating Expenses	2.15%

Fee Waivers/Reimbursements**	-0.22%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,096	$1,555	$2,823

PRECIOUS METALS ULTRASECTOR PROFUND

Investment Objective. Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

If Precious Metals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as its benchmark Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Precious Metals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) its benchmark index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Precious Metals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Precious Metals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Precious Metals UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Precious Metals UltraSector ProFund is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on Precious Metals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Precious Metals UltraSector ProFund by showing the variability of Precious Metals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during periods when Precious Metals UltraSector ProFund sought daily investment results that corresponded to the Philadelphia Stock Exchange® Gold/Silver SectorTM Index.

Annual Return of Investor Class Shares each year as of December 31*

2003	58.67%	2004	-16.99%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Precious Metals UltraSector ProFund for one quarter was 28.44% (quarter ended December 31, 2003) and the lowest return was –26.81% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	-16.99%	-0.01%
- After Taxes on Distributions	-16.99%	-0.01%
- After Taxes on Distributions and Sale of Shares	-11.05%	-0.01%
Class A Shares(1)	[ ]%	[ ]%

S&P 500 Index(2)	10.88%	8.00%	06/03/02
Dow Jones Precious Metals Index(2)(3)	[ ]%	[ ]%	[ ]
Philadelphia Stock Exchange® Gold/Silver	-7.70%	6.90%	06/03/02
SectorTM Index(2)(3)	-7.55%	6.96%

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

(3)	The index underlying the Precious Metals UltraSector ProFund’s benchmark has changed from the Philadelphia Stock Exchange Gold/Silver Sector Index to the Dow Jones Precious Metals Index on June 18, 2004.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Operating Expenses	1.71%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$641	$988	$1,359	$2,398

REAL ESTATE ULTRASECTOR PROFUND

Investment Objective. Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

If Real Estate UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Real Estate UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Real Estate UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Real Estate UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Real Estate UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Real Estate UltraSector ProFund is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment rust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Real Estate UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Real Estate UltraSector ProFund by showing the variability of Real Estate UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	9.11%	2002	-6.82%	2003	49.87%	2004	42.95%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was 22.24% (quarter ended December 31, 2004) and the lowest return was –15.94% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	42.95%	22.09%
- After Taxes on Distributions	42.30%	19.05%
- After Taxes on Distributions and Sale of Shares	27.88%	17.24%
Class A Shares(1)	35.81%	20.48%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Real Estate Index(2)	31.22%	20.50%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$649	$1,014	$1,404	$2,490

SEMICONDUCTOR ULTRASECTOR PROFUND

Investment Objective. Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Semiconductor UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Semiconductor UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Semiconductor Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Semiconductor UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Semiconductor UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Semiconductor UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Semiconductor UltraSector ProFund is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Semiconductor UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Semiconductor UltraSector ProFund by showing the variability of Semiconductor UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-33.41%	2002	-70.07%	2003	146.56%	2004	-34.81%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was 69.31% (quarter ended December 31, 2001) and the lowest return was -51.44% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-34.81%	-40.70%
- After Taxes on Distributions	-34.81%	-40.70%
- After Taxes on Distributions and Sale of Shares	-22.63%	-27.72%
Class A Shares(1)	-38.06%	-41.49%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Semiconductor Index(2)	-21.35%	-21.86%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.90%

Total Annual Operating Expenses	1.90%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$1,044	$1,453	$2,592

TECHNOLOGY ULTRASECTOR PROFUND

Investment Objective. Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

If Technology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Technology Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Technology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Technology Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Technology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Technology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Technology UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Technology UltraSector ProFund is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Technology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Technology UltraSector ProFund Investor Class Shares by showing the variability of Technology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class of Shares as of December 31 each year*

2001	-51.45%	2002	-57.06%	2003	71.32%	2004	-2.31%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was 53.93% (quarter ended December 31, 2001) and the lowest return was -52.49% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-2.31%	-35.84%
- After Taxes on Distributions	-2.37%	-35.85%
- After Taxes on Distributions and Sale of Shares	-1.42%	-25.48%
Class A Shares(1)	-7.17%	-36.70%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Technology Sector Index(2)	1.76%	-18.98%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.20%
Total Annual Operating Expenses	2.20%

Fee Waivers/Reimbursements**	-0.27%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	Other expenses are based on estimated amounts for the current fiscal year.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,106	$1,575	$2,869

TELECOMMUNICATIONS ULTRASECTOR PROFUND

Investment Objective. Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

If Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Sector Index when the Index rises on a given day, and should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Telecommunications Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Telecommunications UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Telecommunications UltraSector ProFund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Telecommunications UltraSector ProFund Investor Class Shares by showing the variability of Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class of Shares as of December 31 each year*

2001	-26.37%	2002	-54.43%	2003	0.39%	2004	23.06%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was 55.02% (quarter ended December 31, 2002) and the lowest return was -39.32% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	23.06%	-29.00%
- After Taxes on Distributions	22.90%	-29.05%
- After Taxes on Distributions and Sale of Shares	15.10%	-21.71%
Class A Shares(1)	16.92%	-29.94%

S&P 500 Index(2)	10.88%	-2.89%	06/19/00
Dow Jones U.S. Telecommunications Sector Index(2)	18.70%	-14.85%	06/19/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.17%
Total Annual Operating Expenses	2.17%

Fee Waivers/Reimbursements**	-0.24%
Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,100	$1,563	$2,841

UTILITIES ULTRASECTOR PROFUND

Investment Objective. Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

If Utilities UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Utilities Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Utilities UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Utilities Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Utilities UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Utilities UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Utilities UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Utilities UltraSector ProFund is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Utilities UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Utilities UltraSector ProFund by showing the variability of Utilities UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year*

2001	-42.65%	2002	-37.00%	2003	29.69%	2004	31.85%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was 28.31% (quarter ended June 30, 2003) and the lowest return was –31.36% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			07/26/00
- Before Taxes	31.85%	-3.14%
- After Taxes on Distributions	31.65%	-3.35%
- After Taxes on Distributions and Sale of Shares	20.82%	-2.77%
Class A Shares(1)	25.29%	-4.44%

S&P 500 Index(2)	10.88%	-2.48%	07/26/00
Dow Jones U.S. Utilities Sector Index(2)	24.04%	3.53%	07/26/00

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	1.14%

Total Annual Operating Expenses	2.14%

Fee Waivers/Reimbursements**	-0.21%

Total Net Annual Operating Expenses	1.93%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.93% for Class A Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$1,094	$1,551	$2,814

Currency/ Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

Bond Benchmarked ProFunds (U.S. Government Plus, U.S. Government 30, Rising Rates Opportunity 10 and Rising Rates Opportunity ProFunds) may also be appropriate for investors who:

•	Expect the price of the benchmark Treasury security for the Fund they are investing in to increase or decrease.

•	Want to use one of the Rising Rates Opportunity ProFunds to hedge the value of a diversified bond portfolio of high and/or government bonds from a market downturn they anticipate.

Currency ProFunds (Rising U.S. Dollar and Falling U.S. Dollar) may also be appropriate for investors who:

•	Expect the international value of the dollar to rise or fall relative to the foreign currencies represented in the U.S. Dollar Index®.

>    CURRENCY/BOND BENCHMARKED PROFUNDS

ProFund	Security	Daily Benchmark
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%
U.S. Government 30 ProFund	Most recently issued 30-year U.S. Treasury Bond	Match (100%)
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse
Rising Rates Opportunity 10	Most recently issued 10-year U.S. Treasury Note	100% of the Inverse
Rising U.S. Dollar	US Dollar Index®	Match (100%)
Falling U.S. Dollar	US Dollar Index®	100% of the Inverse

U.S. GOVERNMENT PLUS PROFUND

Investment Objective. U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise.

If U.S. Government Plus ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy. U.S. Government Plus ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics. U.S. Government Plus ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in U.S. Government Plus ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, repurchase agreement risk and volatility risk.

An investment in U.S. Government Plus ProFund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on U.S. Government Plus ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in U.S. Government Plus ProFund by showing the variability of U.S. Government Plus ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Long Bond. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class as of December 31 each year*

2003	-3.13%	2004	8.78%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of U.S. Government Plus ProFund for one quarter was 8.82% (quarter ended September 30, 2004) and the lowest return was –7.96% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	8.78%	8.21%
- After Taxes on Distributions	6.00%	5.95%
- After Taxes on Distributions and Sale of Shares	5.65%	5.68%
Class A Shares(1)	3.36%	5.99%

Lehman Brothers U.S. Treasury: Long-Term Total Return Index(2)	7.18%	8.57%	05/01/02
Most recently issued Long Bond(2)(3)	8.86%	9.39%	05/01/02

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $150 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes.

(3)	Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of U.S. Government Plus ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.70%

Total Annual Operating Expenses	1.45%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in U.S. Government Plus ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$912	$1,230	$2,128

U.S. GOVERNMENT 30 PROFUND

Investment Objective. U.S. Government 30 ProFund seeks daily investment results, before fees and expenses, that correspond to (100%) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

If U.S. Government 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount on a percentage basis, as any increase in the price of the Long Bond on a given day. Conversely, it should lose approximately the same amount, on a percentage basis, as any decrease in the price of the Long Bond on a given day.

Principal Investment Strategy. U.S. Government 30 ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as the daily price movement of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics.

Principal Risk Considerations. The principal risks of investing in U.S. Government 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, repurchase agreement risk and volatility risk.

For more information on U.S. Government 30 ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because U.S. Government 30 ProFund is a new fund, it does not have a record of performance for a full calendar year to compare against other investment companies or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the estimated fees and expenses you may pay if you buy and hold shares of U.S. Government 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.55%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in U.S. Government 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$625	$941

RISING RATES OPPORTUNITY PROFUND

Investment Objective. Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease (as of the close of the NYSE) in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase (as of the close of the NYSE) in the price of the Long Bond on a given day.

Principal Investment Strategy. Rising Rates Opportunity ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily return of the Long Bond. Rising Rates Opportunity ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in Rising Rates Opportunity ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on Rising Rates Opportunity ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Rising Rates Opportunity ProFund by showing the variability of Rising Rates Opportunity ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Class A Shares to a broad measure of market performance and to the Long Bond. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Class A Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of the Investor Class Shares as of December 31 each year*

2003	-3.71%	2004	-10.82%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Rising Rates Opportunity ProFund for one quarter was 7.55% (quarter ended June 30, 2004) and the lowest return was -8.46% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-10.82%	-12.37%
- After Taxes on Distributions	-10.82%	-12.37%
- After Taxes on Distributions and Sale of Shares	-7.04%	-10.33%
Class A Shares(1)	-15.28%	-14.18%

Lehman Brothers U.S. Treasury: Long-Term Index(2)	7.18%	8.57%	05/01/02
Most recently issued Long Bond(2)(3)	8.86%	9.39%	05/01/02

(1)	Class A Shares have not yet commenced investment operations. Returns shown are those of the Investor Class Shares, adjusted for the fees and expenses of Class A Shares.

(2)	The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $150 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes.

(3)	Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.67%

Total Annual Operating Expenses	1.67%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$637	$976	$1,339	$2,357

RISING RATES OPPORTUNITY 10 PROFUND

Investment Objective. Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily price movement of the most recently issued 10-year U.S. Treasury Note (“Note”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity 10 ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity 10 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any daily decrease in the price of the Note on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any daily increase in the price of the Note on a given day.

Principal Investment Strategy. Rising Rates Opportunity 10 ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Note.

Principal Risk Considerations. The principal risks of investing in Rising Rates Opportunity 10 ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk and repurchase agreement risk.

For more information on Rising Rates Opportunity 10 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity 10 ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity 10 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$649	$1,014

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

RISING U.S. DOLLAR PROFUND

Investment Objective. Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the US Dollar Index®.

If Rising U.S. Dollar ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any increase in the US Dollar Index® on a given day. Generally, an increase in the Index represents an increase in the value of the U.S. dollar versus the foreign currencies represented in the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any decrease in the Index on a given day. Generally, a decline in the Index represents a decrease in the value of the U.S. dollar versus the foreign currencies represented in the Index.

Principal Investment Strategy. Rising U.S. Dollar ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the US Dollar Index Rising U.S. Dollar ProFund’s assets will have significant inverse (short) exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in forward contracts, swap agreements and futures contracts in combination with dollar-denominated debt or money market instruments.

Principal Risk Considerations. The principal risks of investing in Rising U.S. Dollar ProFund are active investor risk, counterparty risk, credit risk, market risk, interest rate risk, correlation risk, credit risk, exchange rate risk, foreign currency risk, geographic concentration risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Rising U.S. Dollar ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. Rising U.S. Dollar ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Rising U.S. Dollar ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Rising U.S. Dollar ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$649	$1,014

FALLING U.S. DOLLAR PROFUND

Investment Objective. Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the US Dollar Index®.

If Falling U.S. Dollar ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the US Dollar Index® on a given day. Generally, a decline in the Index represents a decrease in the value of the U.S. dollar versus the foreign currencies represented in the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index on a given day. Generally, an increase in the Index represents an increase in the value of the U.S. dollar versus the foreign currencies represented in the Index.

Principal Investment Strategy. Falling U.S. Dollar ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as inverse of the US Dollar Index®. Falling U.S. Dollar ProFund’s assets will have significant exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in either foreign denominated money market instruments or forward contracts, swap agreements and futures contracts in combination with dollar denominated debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Falling U.S. Dollar ProFund are active investor risk, counterparty risk, credit risk, market risk, interest rate risk, correlation risk, exchange rate risk, foreign currency risk, foreign money market instruments risk, geographic concentration risk, inverse correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, tax risk and repurchase agreement risk.

For more information on Falling U.S. Dollar ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFund Strategies and Risks” beginning on page 7.

Fund Performance. Falling U.S. Dollar ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Falling U.S. Dollar ProFund.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	1.80%

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Falling U.S. Dollar ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Class A Shares	$649	$1,014

Money Market ProFund may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	seek current income consistent with liquidity and preservation of capital.

>    MONEY MARKET PROFUND

MONEY MARKET PROFUND

Investment Objective. Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy. Money Market ProFund pursues its investment objective through a “master feeder” arrangement. Money Market ProFund invests all of its assets in the Scudder Cash Management Portfolio (the “Portfolio”), a separate investment company managed by Deutsche Asset Management, Inc. with an identical investment objective. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities, repurchase agreements and asset-backed securities.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations and may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

•	have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

•	have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

•	are unrated, but are determined to be of comparable quality by the Portfolio’s investment adviser; or

•	have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the Portfolio’s investment adviser.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in Money Market ProFund are market risk, active investor risk, interest rate risk, debt instrument risk and repurchase agreement risk. In addition, Money Market ProFund is also subject to the following risks:

•	Credit Risk: A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk the Portfolio only buys high quality securities with minimal credit risk. Also the Portfolio primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

•	Security Selection Risk: While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities in which the Portfolio invests will not perform as expected. This could cause the Portfolio’s returns to lag behind those of similar money market funds.

•	Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

•	Financial Services Industry Concentration Risk: Because the Portfolio invests more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Money Market ProFund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that Money Market ProFund will do so, and you could lose money by investing in this ProFund.

For more information on Money Market ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Money Market ProFund Investor Class Shares by showing the variability of Money Market ProFund returns from year to year. Past performance is no guarantee of future results.

Annual Returns for Investor Class of Shares as of December 31 each year*

1998	4.84%	1999	4.48%	2000	5.74%	2001	3.28%	2002	0.94%	2003	0.31%	2004	0.61%

*	The Fund’s Investor Class Shares are not offered hereby, but all of the Fund’s classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ. Class A Shares have higher fees and expenses than Investor Class Shares, and therefore returns for comparable periods for those class would have been lower than those shown.

During the period covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was 1.51% (quarter ended September 30, 2000) and the lowest return was 0.05% (quarter ended December 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares	0.61%	2.16%	2.90%	11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2004 was 1.49% for Investor Class Shares.

Master Feeder Structure. Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to their investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market ProFund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders’ best interests.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Money Market ProFund.

Shareholder Fees (fees paid directly from your investment)

	Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	None	%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None	[2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.67%

Total Annual Operating Expenses	1.07%

[1]	You will not be charged a sales charge for new purchases of Class A Shares of the Money Market ProFund. If you exchange your Class A Shares of the Money Market ProFund for Class A Shares of another ProFund or [series of Access One Trust offering such class] the exchange will be treated as an initial purchase of another Fund, and applicable sales charges will apply.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page [ ].

[3]	This charge may be waived at the discretion of the Fund.

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms and the costs associated with independent trustees.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$109	$340	$590	$1,306

>    GENERAL PROFUNDS INFORMATION

“The price at which you purchase, redeem and exchange shares is the net asset value (NAV) plus any applicable sales charge or less any applicable contingent deferred sales charge (“CDSC”). The NAV of each share class is calculated after your transaction request is received in good order. “

GENERAL PROFUNDS INFORMATION

CALCULATING SHARE PRICES

The price at which you purchase, redeem and exchange shares is the net asset value (NAV) plus any applicable sales charge or less any applicable contingent deferred sales charge (“CDSC”). The NAV of each share class is calculated after your transaction request is received by the transfer agent in good order. Each ProFund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each ProFund (other than U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund) normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business.

U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund normally calculate their daily share prices for each class of shares at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day (due to the fact that Columbus Day and Veterans’ Day are currently the only two holidays where the Bond markets are closed and the NYSE is open).

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a ProFund’s portfolio investments trade in markets on days when a ProFund is not open for business, the value of the ProFund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund is open for business. If the exchange or market on which a ProFund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds may close early on the day before certain holidays and the day after Thanksgiving. U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund may also close early when the Bond Market Association recommends an early close of the bond markets. On such days, U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund will cease taking transaction requests including requests to exchange to or from other ProFunds.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2005, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern Time: Friday, January 14; Friday, February 18; Thursday, March 24; Friday, May 27; Friday, July 1; Friday, September 2; Friday, October 7; Thursday, November 10; Wednesday, November 23; Friday, November 25; Friday, December 23 and Friday, December 30. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. On such days, the U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund will close as of the close of open auction of the U.S. Treasury futures on the Chicago Board of Trade (typically one hour before the Bond Market Association’s proposed early close).

A ProFund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFund’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund sold it. See the ProFunds Statement of Additional Information for more details.

Money Market ProFund uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains
ProFund Name	Accrued	Paid	Paid
Money Market	Daily	Monthly	Annually	*
U.S. Government Plus	Daily	Monthly	Annually	*
Real Estate UltraSector	Quarterly	Quarterly	Annually	*
All other ProFunds	Annually	Annually	Annually

*	Money Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund reserve the right to include in a dividend any short-term capital gains on securities that they sell.

ProFunds does not announce dividend distribution dates in advance. Certain investment strategies employed by certain ProFunds may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. Each ProFund may declare additional capital gains distributions during a year.

Each ProFund will reinvest distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request distributions in cash (by check, wire or ACH).

By selecting the distribution by check or wire option, the shareholder agrees to the following conditions:

•	If a shareholder elects to receive distributions by check or wire, each ProFund will, nonetheless, automatically reinvest such distributions in additional shares of such ProFund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH or reinvest such distribution in shares of another ProFund regardless of amount.

•	Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund (information about the Money Market ProFund is contained in a separate prospectus which may be obtained by calling (888) 776-3637); and

•	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed.

Earning Dividends

•	Money Market ProFund shares begin to earn dividends on the day ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order. Money Market ProFund may revise its policies, postpone the payment of dividends and interest, or take other actions in order to maintain a constant NAV of $1.00 per share.

•	U.S. Government Plus ProFund shares begin to earn dividends on the first business day following the day that ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order.

•	U.S. Government Plus ProFund and Money Market ProFund shares purchased by check begin to earn dividends the first business day following the day the check is received in good order by ProFunds’ transfer agent. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds’ transfer agent has processed a redemption of those shares.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a ProFund and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

•	A ProFund does not ordinarily pay federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders.

•	Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. For Federal income tax purposes, distributions of investment income in the hands of taxable U.S. investors are generally taxable as ordinary income.

•	Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested.

•	Whether a distribution of capital gains by a ProFund is taxable to shareholders as ordinary income or at the lower rate applicable to “net capital gains” depends on how long a ProFund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the ProFund. Distributions are taxable even if they are paid from income or gains earned by a ProFund prior to the investor’s purchase of the ProFund shares (which income or gains were thus included in the price paid for the ProFund shares).

•	Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for more than 12 months and that are properly designated by the ProFund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions are taxable whether received in cash or reinvested in additional shares. Distributions may also be subject to state and local taxes.

•	For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a ProFund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and Fund level. For more information, see the Statement of Additional Information under “Taxation.”

•	If shareholders redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares. Shareholder transactions in a ProFund’s shares resulting in gain from selling shares held for more than one year generally are taxed at capital gain rates while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.

•	If shareholders exchange shares of one ProFund for shares of another ProFund, this will be treated as a sale of ProFund shares and any gain on the transaction may be subject to federal income tax.

•	Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year are generally taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate income tax brackets – for taxable years beginning on or before December 31, 2008.

•	Distributions from investments in securities of foreign issues, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a ProFund’s yield on those securities would decrease. Shareholders generally will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a ProFund’s investments in foreign securities or foreign currencies may increase or accelerate a ProFund’s recognition of ordinary income and may affect the timing or amount of a ProFund’s distributions.

•	A ProFund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. Shareholders may also be subject to a $50 fee to reimburse a ProFund for any penalty that the IRS may impose.

•	In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the “2004 Act”), until January 1, 2008, a ProFund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the ProFund.

•

The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. Under the 2004 Act, until

January 1, 2008, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, ProFunds recommend that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

Sales Charges

Class A Shares (other than the Money Market ProFund) are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission. The sales charge is up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. Except as described below, the offering price includes the front-end sales charge. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $100,000	5.00%	5.26%
$100,000 but less than $250,000	4.00%	4.17%
$250,000 but less than $500,000	3.00%	3.10%
$500,000 but less than $1,000,000	2.00%	2.04%
Over $1,000,000	0.00%	0.00%*

*	For investments of $1 million or more, Class A Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price. The CDSC is used to reimburse ProFunds Distributors, Inc. (the “Distributor”) for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your intermediary directly.

Information regarding the ProFunds’ sales charge reductions is available on ProFunds’ website www.profunds.com free of charge. Additional information regarding sales charges is also available in the Statement of Additional Information.

Sales Charges for the Money Market Fund

You will not be charged a sales charge for new purchases of Class A Shares of the Money Market ProFund. However, purchases of Class A Shares of the Money Market ProFund in excess of $1 million will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. If you exchange your Class A Shares of the Money Market ProFund for Class A Shares of another ProFund or another series of Access One Trust offering such class (except Access High Yield Fund and Access Money Market Fund) (the “Access One Funds”), the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply.

How to Reduce your Sales Charges

You may be eligible to purchase Class A Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment, as described below. Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your ProFund holdings and the Access One Funds holdings to reduce your sales charge. Therefore references to “you” and “your” in the following paragraphs regarding sales charges refer to you and your immediate family. Please refer to www.profunds.com for further information.

Rights of Accumulation

You may qualify for reduced initial sales charges based upon your existing investment in shares of any ProFund or Access One Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A Shares of any ProFund or another series of Access One Fund that you own (other than Class A Shares of the Money Market ProFund) calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of any ProFund with a value of $80,000 and wish to invest an additional $40,000 in Class A Shares of a ProFund, the reduced initial sales charge of 4.00% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Transfer Agent with a list of the account numbers and the names in which your Fund accounts are registered at the time the purchase is made.

Letters of Intent

Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A Shares of a ProFund or Access One Fund during a 13-month period. You may pay reduced initial sales charges by indicating on the account application that you intend to provide a LOI, and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the ProFunds or another series of Access One Trust offering such class (except Access High Yield Fund) that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge

•	Each purchase of a ProFund or Access One Fund normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table above).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described above under “Rights of Accumulation” if the Transfer Agent is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI at your request. The LOI effective date will be the date of the first purchase within the 90-day period.

•	If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•	By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•

If the intended investment is not completed, you will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Transfer Agent as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•	If at any time before completion of the LOI Program you request the Transfer Agent to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Class A Shares of the Money Market ProFund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

Repurchase of Class A Shares

If you have redeemed Class A Shares of any ProFund or an Access One Fund within the past 365 days, you may repurchase an equivalent amount of Class A Shares of any ProFund or Access One Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify ProFunds that you intend to do so in writing. ProFunds must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

As discussed above, Class A Shares of the Money Market ProFund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

Sales Charge Waivers

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

•	Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

•	Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

•	Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Purchases by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs, and accounts managed by third parties do not qualify for this waiver.

•	Purchases by a broker-dealer for a managed account that is charged an asset-backed fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver.

•	Purchases by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver.

•	Purchases by a bank trust officer, registered representative or other employee (or a member of one of their immediate families) of investment professionals having agreements with a Selling Broker. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with a Selling Broker, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

Sales Charge Exceptions

You will not pay initial sales charges on the following:

•	New purchases of Class A Shares of the Money Market ProFund

•	Class A Shares purchased by reinvesting dividends and distributions.

•	When exchanging Class A Shares of one ProFund for Class A Shares of another ProFund or Access One Fund offering such class (except Access High Yield Fund) (the “Access One Funds”), unless you are exchanging Class A Shares of the Money Market ProFund that have not previously been subject to a sales charge.

INDEX INFORMATION

A description of the indices currently underlying each ProFund’s benchmark are set forth below.

The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis.

The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis. As of March 31, 2005, the S&P MidCap 400 Index included companies with capitalizations between $272.4 million and $9.1 billion.

The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index, however, as of August 31, 2004, new issue securities meeting other membership requirements may be added on a quarterly basis. As of March 31, 2005, the Russell 2000 Index included companies with capitalizations between $29.3 million and $6.1 billion.

The NASDAQ-100 Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology. Reconstitution and rebalancing occurs on an annual, quarterly, and ongoing basis.

The Dow Jones Industrial Average (DJIA) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The S&P 500/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Value Index included 339 companies with capitalizations between $734.8 million and $234.8 billion.

The S&P 500/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Growth Index included 161 companies with capitalizations between $572.0 billion and $382.2 billion.

The S&P MidCap 400/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Value Index included 227 companies with capitalizations between $272.4 million and $9.1 billion.

The S&P MidCap 400/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Growth Index included 173 companies with capitalizations between $592.7 million and $9.1 billion.

The S&P SmallCap 600/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Value Index included 371 companies with capitalizations between $44.1 million and $3.0 billion.

The S&P SmallCap 600/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Growth Index included 229 companies with capitalizations between $117.1 million and $5.3 billion.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2005, the ProFunds Asia 30 Index included companies with capitalizations between $298.3 million and $109.3 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2005, the ProFunds Europe 30 Index included companies with capitalizations between $276.8 billion and $222.2 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The Nikkei 225 Stock Average (Nikkei) is a modified price-weighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei is calculated from the prices of the 225 Tokyo Stock Exchange (TSE) First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Nikkei are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, considers company specific information and the overall composition of the Index.

The Dow Jones U.S. Airlines Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As of March 31, 2005, the weighted average capitalization of the Index was approximately $2.0 billion.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2005, the average capitalization of the Index was approximately $[    ] billion.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2005, the average capitalization of the Index was approximately $5.4 billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2005, the average capitalization of the Index was approximately $3.7 billion.

The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of March 31, 2005, the average capitalization of the Index was approximately $6.8 billion.

The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of March 31, 2005, the average capitalization of the Index was approximately $7.8 billion.

The Dow Jones U.S. Oil & Gas Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The Dow Jones U.S. Financials Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of March 31, 2005, the average capitalization of the Index was approximately $8.6 billion.

The Dow Jones U.S. Health Care Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2005, the average capitalization of the Index was approximately $9.0 billion.

The Dow Jones U.S. Industrials Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2005, the average capitalization of the Index was approximately $6.4 billion.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce—companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services—

companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2005, the average capitalization of the Index was approximately $2.8 billion.

The Dow Jones U.S. Leisure Goods Index measures the performance of the leisure goods industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2005, the average capitalization of the Index was approximately $3.2 billion.

The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of the oil drilling equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2005, the average capitalization of the Index was approximately $24.9 billion.

The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted market-capitalization weighted index with an average capitalization as of March 31, 2005 of approximately $4.9 billion.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2005, the average capitalization of the Index was approximately $2.9 billion.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2005, the average capitalization of the Index was approximately $5.1 billion.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2005, the average capitalization of the Index was approximately $6.7 billion.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2005, the average capitalization of the Index was approximately $16.3 billion.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2005, the average capitalization of the Index was approximately $6.0 billion.

The Dow Jones U.S. Mobile TeleCommunications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2005, the average capitalization of the Index was approximately $8.5 billion.

The US Dollar Index® (USDX®) is a geometric trade- weighted average of the US Dollar’s value against a basket of six major world currencies. Those currencies and their weightings are: Euro 57.6%; Japanese Yen 13.6%, British Pound 11.9%, Canadian dollar 9.1%; Swedish Krona 4.2% and Swiss Franc 3.6%. These weightings are currently fixed. The index was calibrated to par 100 in March 1973.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard &Poor’s MidCap 400,” “S&P Small-Cap 600,” “Standard &Poor’s Small-Cap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/BarraGrowth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” “DJIA,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “New York Board of Trade®”, “NYBOT®”, “The U.S. Dollar Index®” and “USDX®” are trademarks or service marks of the Board of Trade of the City of New York, Inc. and are licensed for use by ProFunds. The ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

Dow Jones does not:

•	Sponsor, endorse, sell or promote Dow 30 ProFund, UltraDow 30 ProFund, Short Dow 30 ProFund, UltraShort Dow 30 ProFund or UltraSector ProFunds (together, the “ProFunds”).

•	Recommend that any person invest in the ProFunds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

•	Have any responsibility or liability for the administration, management of marketing of the ProFunds.

•	Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

The Rising US Dollar and Falling US Dollar ProFunds are not sponsored, endorsed, sold or promoted by Board of Trade of the City of New York, Inc. (“NYBOT”). NYBOT makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the NYBOT U.S. Dollar Index ® to track market performance of any Funds. NYBOT’s only relationship to Licensee is the commitment to license certain names and marks and of the NYBOT U.S. Dollar Index ®, which is determined, composed and calculated without regard to the Licensee or the Funds. NYBOT has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NYBOT U.S. Dollar Index ®. NYBOT is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of the Funds. NYBOT has no obligation or liability in connection with the administration, purchase, sale, marketing, promotion or trading of the Funds.

NYBOT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NYBOT U.S. DOLLAR INDEX ® OR ANY DATA INCLUDED THEREIN. NYBOT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NYBOT® U.S. DOLLAR INDEX ® OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER, IN CONNECTION WITH THE PURCHASE, SALE OR TRADING OF ANY PRODUCT, OR FOR ANY OTHER USE. NYBOT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NYBOT U.S. DOLLAR INDEX ® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

>     SHAREHOLDER SERVICES GUIDE

“Shareholders can exchange Class A Shares of any publicly available ProFund for Class A Shares of another publicly available ProFund or Access One Fund.”

SHAREHOLDER SERVICES GUIDE

You may purchase shares using any of the following methods.	How to Make An Initial Purchase	How to Purchase Additional Shares

Fund Minimums (all account types except Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: • $5,000 for discretionary accounts controlled by a financial professional. • $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.

Fund Minimums (Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: • $4,000 for discretionary accounts controlled by a financial professional. • $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.

By Mail	Step 1: Complete a New Account Form (see “Completing your New Account Form” on page __.)

Step 1:

Complete an investment slip, which is attached to your transaction confirmation statement. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the ProFund you wish to purchase and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2: Make your check payable to ProFunds. Write the name of the ProFund in which you wish to invest and your account number, if known, on the check.

	Step 3: Send the signed New Account Form and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800	Step 3: Send the investment slip and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800

By Wire	Step 1: Complete a New Account Form (see “Completing your New Account Form” on page ___.)

Step 1:

Call ProFunds to inform us of:

•      your account number,

•      the amount to be wired, and

•      the ProFund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Step 2:

Fax the New Account Form to (800) 782-4797 (toll-free) or (614) 470-8718. Call ProFunds to:

•      confirm receipt of the faxed New Account Form,

•      request your new account number, and

•      receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Send the original, signed New Account Form to:

    ProFunds

    P.O. Box 182800

    Columbus, OH 43218-2800

Step 2: Contact your bank to initiate your wire transfer.

Step 3:

Instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA # 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), your ProFunds account number and your ProFunds confirmation number.

Your wire normally must be received and accepted by ProFunds between 8:00 a.m. and 3:30 p.m., Eastern Time for all Classic, Ultra, Inverse, Currency/ Bond Benchmarked and Money Market ProFunds, and between 8:00 a.m. and 3:10 p.m., Eastern Time for all UltraSector ProFunds to purchase shares the day of the wire transfer. Wires received after cut-off time may be rejected; however, ProFunds reserves the right to process wire purchases at other designated cut-off times under special circumstances. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:10 p.m. or by 3:30 p.m. Eastern Time depending on the ProFunds purchased. ProFunds is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that a Fund calculates its NAV earlier than normal, ProFunds reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Telephone orders must be received prior to the cut-off time.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares

Minimum	At least $1,000 from a ProFund within a self-directed account or, if less, for that ProFund’s entire current value.

By Mail

Send a signed letter to:

    ProFunds

    P.O. Box 182800

    Columbus, OH 43218-2800

The letter should include information necessary to process your request as described on page [ 128 ]. ProFunds may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page [ 130 ] or call ProFunds for additional information.

By Telephone

ProFunds’ Shareholder Services Representative:

(888) 776-3637 or (614) 470-8122—Individual Investors only

(888) 776-5717—Financial Professionals and Institutions only

Interactive Voice Response System (IVR):

Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet (exchanges only)

www.profunds.com

Select the “Access Account” navigation bar and then select “Individual Account.” Follow the step-by-step instructions. Please make sure you receive and record your confirmation number for later reference. Your transaction is not effective until you have received a confirmation number from ProFunds.

Through a Financial Professional	Contact your financial professional with your instructions.

CONTACT INFORMATION

By Telephone:	(888) 776-3637 or (614) 470-8122 – Individual Investors only (888) 776-5717 – Institutions and Financial Professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	www.profunds.com

Regular mail:	ProFunds P.O. Box 182800 Columbus, OH 43218-2800

Overnight mail:	ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

OPENING A NEW ACCOUNT

ProFunds offers one class of shares through this Prospectus: Class A Shares. Class A Shares may be purchased only through authorized financial professionals and have service and distribution expenses as described below. There is a separate New Account Form for Class A Shares. Please ensure you have the correct New Account Form before completing it.

ProFund Accounts

To open a ProFund mutual fund account, you will need to complete a New Account Form. You should also read this Prospectus carefully prior to opening your account. Contact ProFunds to request a New Account Form or download a New Account Form from ProFunds’ Internet website. For guidelines to help you complete the Form, see instructions on the next page.

Retirement Plan Accounts

The ProFunds sponsor several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA” or 403(b)(7) plans). The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, ProFunds does not sponsor these plans nor does ProFunds provide retirement reporting for these types of plans. Please visit the ProFunds Internet website or contact ProFunds for a retirement plan account application.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in ProFunds.

Completing your New Account Form

•	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.

•	Attach the title page and signature page of trust documents when establishing a trust account. Contact ProFunds for information on what is required on each page.

•	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

•	You must provide a street address (ProFunds does not accept P.O. Box only addresses, however APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.

•	You must designate the ProFund(s) to which your initial investment will be directed or the investment will be made in the Money Market ProFund.

•	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by ProFunds and/or its agents to verify the identity of the persons opening an account. If this information is not provided, ProFunds may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, transaction orders, including purchases, exchanges and redemptions may be suspended, restricted, canceled or processed and the proceeds may be withheld.

PURCHASING SHARES

ProFunds offers you the options to send purchase orders by mail or fax and to send purchase proceeds by check or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment received by stated cut-off times, and for new accounts, a properly completed New Account Form. ProFunds cannot accept wire purchases on bank holidays. ProFunds and ProFunds Distributors, Inc. may reject any purchase request, in whole or in part, for any reason.

Important information you should know when you Purchase Shares:

•	Instructions, written or by telephone, given to ProFunds for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by ProFunds. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted ProFunds and received a confirmation number, and (iii) ProFunds receives and accepts your wire during ProFunds wire processing times noted in the chart on page and further described under “Additional Shareholder Information.”

•	Although ProFunds does not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.

•	Any New Account Form, check or wire order received that does not designate a specific ProFund will be used to purchase shares (i) in the ProFund in your existing account if you have an investment in only one ProFund, or (ii) in Money Market ProFund, if you are initially opening an account or have more than one ProFund investment. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, to an existing active ProFund account, or for checks or wires being returned or rejected. If the check or wire cannot be identified, it may be returned or rejected. Checks submitted to ProFunds will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.

•	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.

•	ProFunds will ordinarily cancel your purchase order if your bank does not honor your check for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

EXCHANGING SHARES

Shareholders can exchange Class A Shares of any publicly available ProFund for Class A Shares of another publicly available ProFund or Access One Fund. Exchange requests, like any other share transaction, are subject to ProFunds transaction cut-off times described on the next page.

ProFunds will need the following information to process your exchange:

•	the account number applicable to the exchange transaction request.

•	the number of shares, percentage, or dollar value of the shares you wish to exchange.

•	the ProFund you are exchanging from and the ProFund or Access One Fund you are exchanging into.

Important information you should know when you Exchange Shares:

•	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.

•	ProFunds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the ProFund from which you are exchanging.

•	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective ProFunds or [Access One Trust offering such class] after the ProFunds have received your exchange request in good order.

•	The exchange privilege may be modified or discontinued at any time.

•	Before exchanging into a ProFund or Access Flex fund, please read the Prospectus.

REDEEMING SHARES

You may redeem all or part of your shares at the NAV (less any applicable fees and charges) next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

ProFunds will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the ProFund(s);

•	your daytime telephone number;

•	the dollar amount, percentage or number of shares being redeemed; and

•	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

•	By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

•	By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds.

•	By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds.

Important information you should know when you sell shares:

•	ProFund shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.

•	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your ProFunds account, you must make the request in writing. The signatures of registered owners must be guaranteed (see “Signature Guarantees” on page ).

•	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount or your request may be treated as a complete redemption of the account.

•	ProFunds normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check or through ProFunds’ automatic investment plan, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.

•	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call ProFunds to request a retirement account distribution form or download the form from the ProFunds’ Internet website.

•	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds’ investors. Proceeds cannot be sent by wire or ACH on bank holidays.

ADDITIONAL SHAREHOLDER INFORMATION

Account Minimums

Account minimums apply to all accounts with ProFunds, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, ProFunds reserves the right to modify its minimum account requirements at any time with or without prior notice.

ProFunds reserves the right to involuntarily redeem an investor’s account with 30 days prior notice, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by ProFunds’ transfer agent, distributor, or financial intermediary designated by the ProFunds as an authorized agent. Transaction orders in ProFund accounts must be received in good order by the ProFunds’ transfer agent or distributor before the cut-off times detailed in the table above to be processed at that business day’s NAV. Certain financial intermediaries may impose cut-off times different from those described above. A completed New Account Form does not constitute a purchase order until the transfer agent deems it to be in good order, processes the New Account Form and receives correct payment by check or wire transfer on any business day prior to the designated cut-off time. Trades placed via telephone must be initiated (i.e. the call must be received and in queue) by the cut-off time and communicated in good order by 4:00 p.m. (Eastern Time). When the NYSE closes early, all cut-off times are adjusted for the early close. When the bond markets close early, the cut-off times for the Bond Benchmarked ProFunds are adjusted for the early close.

Method	PROFUND	Normal Cut-Off Time (Eastern Time)	Additional Transaction Information (Eastern Time)
By Mail	All ProFunds	4:00 p.m.

By Telephone and Wire	All ProFunds (except UltraSector)	3:30 p.m. (wire purchases) 3:50 p.m. (exchanges and redemptions)	ProFunds accepts all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m through 9:00 p.m.
	UltraSector ProFunds	3:10 p.m. (wire purchases) 3:30 p.m. (exchanges and redemptions)	Telephone orders must be received prior to the cut-off time.

By Internet and IVR	All ProFunds (except UltraSector)	3:55 p.m.	ProFunds accepts exchange orders at any time except between 3:55 p.m. and 4:30 p.m.
	UltraSector ProFunds	3:35 p.m.	ProFunds accepts exchange orders at any time except between 3:35 p.m. and 4:30 p.m.

On any day that a Fund calculates its NAV earlier than normal, ProFunds reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A check is being mailed to an address different than the one on your account.

•	A check or wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account.

•	Other unusual situations as determined by ProFunds’ transfer agent.

ProFunds reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. ProFunds reserves the right to reject a signature guarantee if it is not provided by a STAMP (Securities Transfer Agents Medallion Program – the official signature guarantee program recognized and approved by the financial industry) 2000 Medallion guarantor.

About Telephone and Internet Transactions

Telephone and Internet transactions, whether initiated by a shareholder or a shareholder’s agent, are extremely convenient but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds’ agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call ProFunds for instructions.

During periods of heavy market activity or other times, it may be difficult to reach ProFunds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The ProFunds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on ProFunds’ behalf. Such purchase and redemption orders will be deemed to have been received by ProFunds at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the ProFunds may effect portfolio transaction through broker dealers who sell fund shares to effect portfolio transactions, ProFunds may not consider the sale of ProFund shares as a factor when selecting broker dealers to effect portfolio transactions.

Class A Shares bear fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the ProFunds are included in “Other Expenses” under “Annual Fund Operating Expenses” in this Prospectus.

Distribution and Service (12b-1) Fees

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees, the Funds may pay broker-dealers (including, ProFunds Distributors, Inc. (the “Distributor”)), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals, a fee as compensation for service and distribution-related activities and/or shareholder services.

Under the Plan, Class A Shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A Shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund’s average daily net assets attributable to Class A Shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A Shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

Normally, on purchases of Class A Shares, or, for purchases of Class A Shares in excess of one million dollars (after the first eighteen months of investment), the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) for providing services to investors in Class A Shares and/or the maintenance of shareholder accounts, or, if authorized by the Trustees, as commissions, asset-based sales charges or other compensation with respect to the sale of Class A Shares of each Fund, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of Class A Shares of each Fund.

ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating the Distributor and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund contained in this Prospectus.

In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, providing the ProFunds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund, all other ProFunds, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds and to encourage the sale of ProFund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than ProFunds make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

For further details about payments made by the Distributor or ProFund Advisors to financial firms, please see the SAI.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund, some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds’ transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks which have been returned to ProFunds, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned to ProFunds, the proceeds, net of any bank fees, will be deposited into the shareholder’s account from which the redemption was sent in Money Market ProFund.

Frequent Purchases and Redemptions of ProFund Shares

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to accommodate and permit frequent purchases and redemptions of ProFund shares. The ProFunds do not deter frequent purchases and redemptions of ProFund shares and the ProFunds impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds as noted under “ProFunds Strategies and Risks—Discussion of Principal Risks—Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs of the Funds and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of a Fund may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Disclosure of Portfolio Holdings

A description of the ProFunds’ policies and procedures with respect to the disclosure of each ProFund’s portfolio securities is available in the ProFunds’ Statement of Additional Information.

Disclosure of Portfolio Holdings for Money Market ProFund

The Money Market ProFund’s complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. The Money Market ProFund’s

Statement of Additional Information includes a description of the Money Market ProFund’s policies and procedures with respect to the disclosure of the Money Market ProFund’s portfolio holdings.

ADDITIONAL SHAREHOLDER SERVICES

Draft Checks

You may elect to redeem shares of Money Market ProFund by draft check ($500 minimum). You are responsible for ensuring that there are sufficient proceeds in your account to cover draft checks. Please call ProFunds to establish check writing on your account. Upon receipt of a completed signature card, the service will be activated. Please allow ten business days to receive your supply of checks. There is a $25 fee for stop payment requests. A check writing option is not available for retirement account shareholders.

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 ½ years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Direct shareholders will receive quarterly ProFund statements showing the market value of their ProFund account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received.

Tax Statements

Each year, ProFunds will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans. Normally, in February of each year, ProFunds will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Electronic Document Delivery Program - PaperFreeTM

You may elect to receive your account statements and confirmations electronically through PaperFreeTM, ProFunds’ electronic document delivery service. You may also choose to receive your ProFunds prospectus, shareholder reports, and other documents electronically. To enroll for this service, please register on ProFunds’ Internet website. You may elect the PaperFree service by completing the appropriate section on the New Account Form. ProFunds will then send you a link to the enrollment site.

>      PROFUNDS MANAGEMENT

“The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.”

PROFUNDS MANAGEMENT

BOARD OF TRUSTEES AND OFFICERS

The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISER

ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides management services to the ProFunds. Profund Advisors has served as the investment advisor and management services provider since Profunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund, for which it is entitled to receive annual fees equal to 0.70%, 0.90% and 0.50%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2004, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations, paid ProFund Advisors fees in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)

Bull	0.75%
Mid-Cap	0.75%
Small-Cap	0.75%
OTC	0.75%
Large-Cap Value	0.75%
Large-Cap Growth	0.75%
Mid-Cap Value	0.75%
Mid-Cap Growth	0.75%
Small-Cap Value	0.75%
Small-Cap Growth	0.75%
Europe 30	0.75%
UltraBull	0.75%
UltraMid-Cap	0.75%
UltraSmall-Cap	0.75%
UltraDow 30	0.75%
UltraOTC	0.75%
UltraJapan	0.75%
Bear	0.75%
Short Small-Cap	0.75%
Short OTC	0.75%
UltraBear	0.75%
UltraShort OTC	0.75%
Banks	0.75%
Basic Materials	0.75%
Biotechnology	0.75%
Oil & Gas	0.75%
Financials	0.75%
Health Care	0.75%
Internet	0.75%
Pharmaceuticals	0.75%
Precious Metals	0.75%
Real Estate	0.75%
Semiconductor	0.75%
Technology	0.75%
Telecommunications	0.75%
Utilities	0.75%
Mobile Telecommunications	0.75%
U.S. Government Plus	0.50%
Rising Rates Opportunity	0.75%

ProFund Advisors serves as investment adviser of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Investment Officer of ProFund Advisors since 2003 and Director of Portfolio from 1997-2003, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky. Each ProFund (except money market ProFund) is managed by an investment team chaired by Dr. Seale.

George O. Foster, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999, Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster oversees the day-to-day portfolio management activities of the investment teams. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed ProFunds:

Bull, Mid-Cap, Small-Cap, OTC, (Dow 30), Europe 30 UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraDow 30, UltraOTC, UltraJapan, Bear, (Short Mid-Cap), Short Small-Cap, (Short Dow 30), Short OTC, UltraBear, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, and UltraShort OTC ProFunds

Name and Title	Start Date - Length of Service	Business Experience During Last 5 Years
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.

Elisa Petit - Team Leader, Portfolio Manager	Since 03/02/2000	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.

Olessia Burner - Portfolio Manager	Since 08/18/1998	ProFund Advisors – Portfolio Manager since November 2004, Portfolio Analyst August 1998 to November 2004.

Howard Rubin - Senior Portfolio Manager	Since 04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

Erik G. Benke, CFA - Associate Portfolio Manager	Since 01/18/2005	ProFund Advisors – Associate Portfolio Manager since January 2005, AIM Investments, Trader October 2001 to January 2005, Goldman Sachs’ Hull Group LLC Associate August 1999 to July 2001.

Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, and all UltraSector ProFunds

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.

Hratch Najarian - Associate Portfolio Manager	07/17/2000	ProFund Advisors – Associate Portfolio Manager since November 2004, Portfolio Analyst July 2003 to November 2004, Junior Analyst April 2002 to July 2003, Institutional Client Services Representative July 2000 to April 2002.

Michael Neches - Portfolio Analyst	03/27/2000	ProFund Advisors – Portfolio Analyst since November 2004, Junior Analyst May 2001 to November 2004, Portfolio Intern March 2000 to May 2001.

U.S. Government Plus, U.S. Government 30, Rising Rates Opportunity, Rising Rates Opportunity 10

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.

Christian Saarbach - Portfolio Analyst	06/17/2002	ProFund Advisors – Portfolio Analyst since November 2004, Junior Portfolio Analyst June 2002 to November 2004; Salomon Smith Barney September 2001 to May 2002, Legg Mason June 2001 to August 2001 and the Johns Hopkins Bloomberg School of Public Health June 2000 to August 2000 and June 2001 to August 2001 - Intern.

Howard Rubin - Senior Portfolio Manager	04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

Rising U.S. Dollar, Falling U.S. Dollar

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.

Elisa Petit - Team Leader, Portfolio Manager	03/02/2000	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.

Howard Rubin - Senior Portfolio Manager	04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds.

DEUTSCHE ASSET MANAGEMENT, INC.

Money Market ProFund currently seeks its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. (“DeAM, Inc.”), with headquarters at 280 Park Avenue, New York, NY 10017. DeAM, Inc. makes the Portfolio’s investment decisions and assumes responsibility for the securities the Portfolio owns. For its services as investment adviser of the Portfolio, DeAM, Inc. is entitled to receive annual investment advisory fees equal to 0.15% of the average daily net assets of the Portfolio. During the year ended December 31, 2004, the Portfolio paid DeAM, Inc. investment advisory fees equal to [        %], net of waivers, of the average daily net assets of the Portfolio.

As of December 31, 2004, DeAM, Inc. had total assets of approximately $123 billion under management. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Regulatory and Litigation Matters involving Deutsche Asset Management, Inc. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments, an affiliate of DeAM. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the Scudder funds (including the Portfolio) or their advisors, including DeAM. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases Scudder fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the Scudder funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110 acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2004, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees for management services in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)

Bull	0.15%
Mid-Cap	0.15%
Small-Cap	0.15%
OTC	0.15%
Large-Cap Value	0.15%
Large-Cap Growth	0.15%
Mid-Cap Value	0.15%
Mid-Cap Growth	0.15%
Small-Cap Value	0.15%
Small-Cap Growth	0.15%
Europe 30	0.15%
UltraBull	0.15%
UltraMid-Cap	0.15%
UltraSmall-Cap	0.15%
UltraDow 30	0.15%
UltraOTC	0.15%
UltraJapan	0.15%
Bear	0.15%
Short Small-Cap	0.15%
Short OTC	0.15%
UltraBear	0.15%
UltraShort OTC	0.15%
Banks	0.15%
Basic Materials	0.15%

Biotechnology	0.15%
Oil & Gas	0.15%
Financials	0.15%
Health Care	0.15%
Internet	0.15%
Pharmaceuticals	0.15%
Precious Metals	0.15%
Real Estate	0.15%
Semiconductor	0.15%
Technology	0.15%
Telecommunications	0.15%
Utilities	0.15%
Mobile Telecommunications	0.15%
U.S. Government Plus	0.15%
Rising Rates Opportunity	0.15%

During the year ended December 31, 2004, ProFund Advisors received fees equal to 0.35% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund’s relationship to the Portfolio.

If the ProFund’s Board of Trustees terminates Money Market ProFund’s master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement will be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

FINANCIAL HIGHLIGHTS

No information is presented for Class A Shares as this Class of ProFunds was not open for investment as of December 31, 2004.

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated [May 1, 2005], which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semi-annual reports are available, free of charge, on-line at www.profunds.com. You may also receive a free copy of a Statement of Additional Information, or the annual or semi-annual reports, or ask questions about investing in ProFunds, by writing us at:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

or by calling our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors

(888) PRO-5717 (888) 776-5717 for Institutions and Financial Professionals

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, and Not just funds, ProFunds are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

(LOGO)®

PROFUNDS®

Not just funds, ProFundsSM

Investment Company Act File No. 811-08239

PRO0505

PROSPECTUS

May 1, 2005

This Prospectus should be read in conjunction with the separate account’s prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference. Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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PROFUNDS®

Not just funds, Profunds(SM)

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

Japan

ULTRA PROFUNDS VP

Bull Plus

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraEurope

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short OTC

UltraBear

UltraShort OTC

SECTOR PROFUNDS VP

Airlines

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Leisure Goods

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

CURRENCY/BOND BENCHMARKED

PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

PROFUND VP MONEY MARKET

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2

4	PROFUNDS VP OVERVIEW

7	STRATEGIES AND RISKS

13	CLASSIC PROFUNDS VP
14	Bull
15	Mid-Cap
16	Small-Cap
17	OTC
18	Large-Cap Value
19	Large-Cap Growth
20	Mid-Cap Value
21	Mid-Cap Growth
22	Small-Cap Value
23	Small-Cap Growth
24	Asia 30
25	Europe 30
26	Japan

27	ULTRA PROFUNDS VP
28	Bull Plus
29	UltraBull
30	UltraMid-Cap
31	UltraSmall-Cap
32	UltraDow 30
33	UltraOTC
34	UltraEurope

35	INVERSE PROFUNDS VP
36	Bear
37	Short Mid-Cap
38	Short Small-Cap
39	Short OTC
40	UltraBear
41	UltraShort OTC

43	SECTOR PROFUNDS VP
44	Airlines
45	Banks
46	Basic Materials
47	Biotechnology
48	Consumer Goods
49	Consumer Services
50	Financials
51	Health Care
52	Industrials
53	Internet
54	Leisure Goods
55	Mobile Telecommunications
56	Oil & Gas
57	Oil Equipment, Services & Distribution
58	Pharmaceuticals
59	Precious Metals
60	Real Estate
61	Semiconductor
62	Technology
63	Telecommunications
64	Utilities

65	CURRENCY/BOND BENCHMARKED PROFUNDS VP
66	U.S. Government Plus
67	Rising Rates Opportunity
68	Rising U.S. Dollar
69	Falling U.S. Dollar

71	PROFUND VP MONEY MARKET

73	GENERAL PROFUNDS VP INFORMATION

81	PROFUNDS MANAGEMENT

85	FINANCIAL HIGHLIGHTS

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PROFUNDS®

PROFUNDS VP OVERVIEW

Except for ProFund VP Money Market, the ProFunds VP described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.(1)

CLASSIC PROFUNDS VP

Classic ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

PROFUND VP	INDEX	DAILY BENCHMARK	TYPES OF COMPANIES IN INDEX
Bull	S&P 500 Index®	Match (100%)	Diverse, widely traded, large capitalization

Mid-Cap	S&P MidCap 400™ Index	Match (100%)	Diverse, widely traded, mid-capitalization

Small-Cap	Russell 2000® Index	Match (100%)	Diverse, small capitalization

OTC	NASDAQ-100® Index	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Large-Cap Value	S&P 500/Barra Value Index	Match (100%)	Diverse, widely traded, large capitalization

Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)	Diverse, widely traded, large capitalization

Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)	Diverse, widely traded, mid-capitalization

Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)	Diverse, widely traded, mid-capitalization

Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)	Diverse, small capitalization

Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)	Diverse, small capitalization

Asia 30	ProFunds Asia 30 Index	Match (100%)	Companies whose principal offices are located in countries of the Asia/Pacific region, excluding Japan, whose securities are traded in the U.S.

Europe 30	ProFunds Europe 30 Index	Match (100%)	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

Japan	Nikkei 225 Stock Average	Match (100%)	Large capitalization, widely traded Japanese stocks

ULTRA PROFUNDS VP

Ultra ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) or double (200%) the daily price performance of an index.

PROFUND VP	INDEX	DAILY BENCHMARK	TYPES OF COMPANIES IN INDEX
Bull Plus	S&P 500 Index	One and one- half times (150%)	Diverse, widely traded, large capitalization

UltraBull	S&P 500 Index	Double (200%)	Diverse, widely traded, large capitalization

UltraMid-Cap	S&P MidCap 400 Index	Double (200%)	Diverse, widely traded, mid-capitalization

UltraSmall-Cap	Russell 2000 Index	Double (200%)	Diverse, small capitalization

UltraDow 30	Dow Jones Industrial Average™	Double (200%)	Diverse, widely traded, large capitalization

UltraOTC	NASDAQ-100 Index	Double (200%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

UltraEurope	ProFunds Europe Index	Double (200%)	Large capitalization, widely traded European stocks

INVERSE PROFUNDS VP

Inverse ProFunds VP seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily price performance of an index.

PROFUND VP	INDEX	DAILY BENCHMARK	TYPES OF COMPANIES IN INDEX
Bear	S&P 500 Index	100% of the Inverse	Diverse, widely traded, large capitalization

Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse	Diverse, widely traded, mid-capitalization

Short Small-Cap	Russell 2000 Index	100% of the Inverse	Diverse, small capitalization

Short OTC	NASDAQ-100 Index	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

UltraBear	S&P 500 Index	200% of the Inverse	Diverse, widely traded, large capitalization

UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

(1)	A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. All non-money market ProFunds VP utilize the performance of a stock index, security or a multiple or inverse multiple thereof as their benchmark. For example, ProFund VP UltraBull has a daily benchmark of twice the daily return of the S&P 500 Index®.

4 < ProFunds VP Overview

SECTOR PROFUNDS VP Sector ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.
PROFUND VP	INDEX	DAILY BENCHMARK	TYPES OF COMPANIES IN INDEX

Airlines	Dow Jones U.S. Airlines Index	Match (100%)	Securities representing the airline industry in the U.S. equity market

Banks	Dow Jones U.S. Banks Index	Match (100%)	Securities representing the banking industry in the U.S. equity market

Basic Materials	Dow Jones U.S. Basic Materials Sector Index	Match (100%)	Securities within the basic materials sector of the U.S. equity market

Biotechnology	Dow Jones U.S. Biotechnology Index	Match (100%)	Securities representing the biotechnology industry in the U.S. equity market

Consumer Goods	Dow Jones U.S. Consumer Goods Index	Match (100%)	Securities within the consumer goods industry of the U.S. equity market

Consumer Services	Dow Jones U.S. Consumer Services Index	Match (100%)	Securities within the consumer services industry of the U.S. equity market

Financials	Dow Jones U.S. Financials Index	Match (100%)	Securities within the financial sector of the U.S. equity market

Health Care	Dow Jones U.S. Health Care Index	Match (100%)	Securities within the health care sector of the U.S. equity market

Industrials	Dow Jones U.S. Industrials Index	Match (100%)	Securities within the industrial sector of the U.S. equity market

Internet	Dow Jones Composite Internet Index	Match (100%)	U.S. equity securities of companies that generate the majority of their revenue from the Internet

Leisure Goods	Dow Jones U.S. Leisure Goods Index	Match (100%)	Securities representing the leisure goods industry in the U.S. equity market

Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	Match (100%)	Securities representing the mobile telecommunications industry in the U.S. equity market

Oil & Gas	Dow Jones U.S. Oil & Gas Index	Match (100%)	Securities within the oil and gas sector of the U.S. equity market

Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	Match (100%)	Securities representing the oil equipment, services and distribution industry in the U.S. equity market

Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	Match (100%)	Securities representing the pharmaceuticals industry in the U.S. equity market

Precious Metals	Dow Jones Precious Metals Index	Match (100%)	Securities of companies involved in the mining of precious metals

Real Estate	Dow Jones U.S. Real Estate Index	Match (100%)	Securities representing the real estate industry in the U.S. equity market

Semiconductor	Dow Jones U.S. Semiconductor Index	Match (100%)	Securities representing the semiconductor industry in the U.S. equity market

Technology	Dow Jones U.S. Technology Sector Index	Match (100%)	Securities within the technology sector of the U.S. equity market

Telecommunications	Dow Jones U.S. Telecommunications Sector Index	Match (100%)	Securities within the telecommunications sector of the U.S. equity market

Utilities	Dow Jones U.S. Utilities Sector Index	Match (100%)	Securities within the utilities sector of the U.S. equity market

CURRENCY/BOND BENCHMARKED PROFUNDS VP

Currency/Bond Benchmarked ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, match (100%) the daily performance, or the inverse daily performance, of the price of the most recently issued 30-year U.S. Treasury Bond or their benchmark indexes.

PROFUND VP	SECURITY	DAILY BENCHMARK	DESCRIPTION OF SECURITY OR INDEX
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%	U.S. Treasury securities

Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse	U.S. Treasury securities

Rising U.S. Dollar	US Dollar Index®	Match (100%)	The performance of the U.S. Dollar against the change in value of six foreign currencies.

Falling U.S. Dollar	US Dollar Index®	100% of the Inverse	The performance of the U.S. Dollar against the change in value of six foreign currencies.

An investment in a ProFund VP is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds VP are not guaranteed to achieve their investment objectives, and an investment in a ProFund VP could lose money. No single ProFund VP is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

ProFunds VP Overview > 5

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6

PROFUNDS VP STRATEGIES AND RISKS

“In seeking to achieve each non-money market ProFund VP’s investment objective, ProFund Advisors takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark.”

ProFunds VP Strategies and Risks > 7

PROFUNDS VP STRATEGIES AND RISKS

DISCUSSION OF PRINCIPAL STRATEGIES

The following discussion of investment strategies covers all ProFunds VP, except PROFUND VP MONEY MARKET, which is described later in this Prospectus.

The ProFunds VP are designed to correspond to a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security.

In seeking to achieve each ProFund VP’s investment objective, ProFund Advisors:

•	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that a ProFund VP should hold to simulate the performance of its benchmark;

•	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark;

•	may not have investment exposure to all securities or components in the index underlying each ProFund’s VP benchmark, or each ProFund VP’s weighting of investment in such securities or industries may be different from that of the actual index weightings;

•	may utilize a variety of financial securities and instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index or currency such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions;

•	seeks to remain fully invested at all times in securities or financial instruments that provide exposure to each ProFund’s VP benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and

•	may invest in securities or instruments that are not included in the index underlying its benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund VP’s investment objective, including money market instruments and other income producing instruments.

Each ProFund VP may substitute a different index or security for the index or security underlying its benchmark and does not seek to provide correlation with its benchmark over a period of time other than daily. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds VP. The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, all MID-CAP, SMALL-CAP and LARGE-CAP PROFUNDS VP, PROFUND VP OTC, PROFUND VP ASIA 30, PROFUND VP EUROPE 30, PROFUND VP JAPAN, PROFUND VP ULTRA OTC, PROFUND VP SHORT OTC, PROFUND VP ULTRADOW 30, PROFUND VP ULTRAEUROPE, PROFUND VP U.S. GOVERNMENT PLUS and all SECTOR PROFUNDS VP seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds VP subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Investors should be aware that investments made by a ProFund VP at any given time may not be the same as those made by other mutual funds for which ProFund Advisors acts as investment adviser, including mutual funds with names, investment objectives and policies similar to a ProFund VP.

DISCUSSION OF PRINCIPAL RISKS

Like all investments, investing in the ProFunds VP entails risks. Many factors affect the value of an investment in the ProFunds VP. The factors most likely to have a significant impact on each ProFund VP’s portfolio are called “principal risks.” The principal risks for each ProFund VP are identified in each ProFund VP’s description and are described below. A ProFund VP may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds VP, their investment strategies and related risks.

The following risks apply to the ProFunds VP, as noted:

ACTIVE INVESTOR RISK (All ProFunds VP). ProFund Advisors expects a significant portion of the assets invested in the ProFunds VP to come from professional money managers and investors who use ProFunds VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs. In addition, large movements of assets into and out of the ProFunds VP may negatively impact each ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

AGGRESSIVE INVESTMENT TECHNIQUE RISK (All ProFunds VP except ProFund VP Money Market). The ProFunds VP use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds VP to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The Funds’ investment in financial instruments may involve a small investment relative to the amount of risk assumed. Financial instruments are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk and counter-party risk. The use of aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund VP’s benchmark index, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund VP expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 4) imperfect correlation between the price of derivative instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired.

8 < ProFunds VP Strategies and Risks

PROFUNDS VP STRATEGIES AND RISKS

CONCENTRATION RISK (ProFund VP UltraDow 30 and Sector ProFunds VP). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. In addition, each of PROFUND VP LARGE-CAP VALUE, PROFUND VP LARGE-CAP GROWTH, PROFUND VP SHORT SMALL-CAP, PROFUND VP SHORT MID-CAP, PROFUND VP SHORT OTC, PROFUND VP U.S. GOVERNMENT PLUS and PROFUND VP RISING RATES OPPORTUNITY is likely to concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance.

CORRELATION RISK (All ProFunds VP except ProFund VP Money Market). A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. In addition, a ProFund VP may invest in securities or in other financial instruments not included in its benchmark index. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund VP being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund VP may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding the annual index reconstitution and other index rebalancing or recon- stitution events may hinder the ProFunds VP ability to meet their daily investment objective on that day. Each ULTRA, INVERSE and CURRENCY/BOND BENCHMARKED PROFUND VP (excluding PROFUND VP U.S. GOVERNMENT PLUS and PROFUND VP RISING U.S. DOLLAR) is rebalanced daily to keep leverage consistent with each Fund’s daily investment objective therefore, mathematical compounding may prevent these ProFund VPs from correlating with the monthly, quarterly, annual or other period performance of their benchmarks or the inverse thereof as the case may be.

COUNTERPARTY RISK (All ProFunds VP except ProFund VP Money Market). The ProFunds VP will be subject to credit risk with respect to counterparties to financial instruments entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. The ProFunds VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into financial instruments transactions with counter-parties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality.

CREDIT RISK (All ProFunds VP). An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Fund performance. As described under “Counterparty Risk” above, the PROFUNDS VP will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

DEBT INSTRUMENT RISK (Currency/Bond Benchmarked ProFunds VP and ProFund VP Money Market). Each ProFund VP may invest in debt instruments, and PROFUND VP U.S. GOVERNMENT PLUS, PROFUND VP RISING RATES OPPORTUNITY and PROFUND VP MONEY MARKET may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to decrease. Also, the securities of certain U.S. Government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk. PROFUND VP RISING RATES OPPORTUNITY is inversely correlated to bond prices and will typically respond differently to the above factors than a fund positively correlated to bond prices, such as PROFUND VP U.S. GOVERNMENT PLUS.

EXCHANGE RATE RISK (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP Ultra Europe, ProFund VP Rising U.S. Dollar and ProFund VP Falling U.S. Dollar). Changes in foreign currency exchange rates may affect the value of a ProFund VP’s investments. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

EQUITY RISK (All Classic, Ultra, Inverse and Sector ProFunds VP). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. The INVERSE PROFUNDS VP respond differently to these risks than positively correlated funds.

FOREIGN CURRENCY RISK (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP Ultra Europe, ProFund VP Rising U.S. Dollar and ProFund VP Falling U.S. Dollar). Investments denominated in foreign currencies bear greater risk than U.S. dollar-denominated investments. As a result, performance returns and net asset values of each ProFund VP may be affected significantly by fluctuations in currency exchange rates (as described above), economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. The value of an investment denominated in a foreign currency could change significantly as the currencies strengthen or weaken relative to the U.S. dollar.

FOREIGN INVESTMENT RISK (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraEurope, ProFund VP Precious Metals, ProFund VP Rising U.S. Dollar and ProFund VP Falling U.S. Dollar). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts

ProFunds VP Strategies and Risks > 9

PROFUNDS VP STRATEGIES AND RISKS

for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund VP may be impacted by fluctuations in foreign currencies, as described under Exchange Rate Risk and Foreign Currency Risk. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. ProFund Advisors does not actively seek to control the impact of foreign currency fluctuations on the ProFunds VP.

FOREIGN MONEY MARKET INSTRUMENTS RISK (ProFund VP Rising U.S. Dollar and ProFund VP Falling U.S. Dollar). Investing in foreign money market instruments typically involves more risks than investing in U.S. money market instruments. These risks include those associated with the political, economic and social structures of foreign countries, the existence of less liquid markets with higher volatility than similar U.S. markets, and potentially higher transaction costs. These risks can increase the potential for losses in a ProFund VP and affect its share price. General money market movements in any country where a ProFund VP has investments are likely to affect the value of the instruments the ProFund VP owns that are denominated in that country’s currency. These movements will affect the ProFund VP’s share price and fund performance.

GEOGRAPHIC CONCENTRATION RISK (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraEurope, ProFund VP Rising U.S. Dollar and ProFund VP Falling U.S. Dollar). Certain ProFunds VP may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic regions in which they focus their investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds VP that focus their investments in a particular geographic region may be more volatile than a more geographically diversified fund.

GROWTH INVESTING RISK (ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Growth and ProFund VP Small-Cap Growth). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

INTEREST RATE RISK (Currency/Bond Benchmarked ProFunds VP and ProFund VP Money Market). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for PROFUND VP RISING RATES OPPORTUNITY. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

INVERSE CORRELATION RISK (Inverse ProFunds VP, ProFunds VP Rising Rates Opportunity and Falling U.S. Dollar). INVERSE PROFUNDS VP, PROFUND VP RISING RATES OPPORTUNITY and PROFUND VP FALLING U.S. DOLLAR should lose value as the index or security underlying such ProFund’s VP benchmark is increasing (gaining value)—a result that is the opposite from traditional mutual funds.

LEVERAGE RISK (Ultra ProFunds VP, ProFund VP UltraBear, ProFund VP UltraShort OTC and Currency/ Bond Benchmarked ProFunds VP). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Leverage should cause investors to lose more money in market environments adverse to their daily investment objective than a Fund that does not employ leverage.

LIQUIDITY RISK (All ProFunds VP except ProFund VP Money Market). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund VP may also be illiquid. This may prevent the ProFunds VP from limiting losses, realizing gains or from achieving a high (inverse) correlation with their underlying benchmark index or security.

MARKET RISK (All ProFunds VP). The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. ProFunds VP, other than the INVERSE PROFUNDS VP, PROFUND VP RISING RATES OPPORTUNITY, PROFUND VP FALLING U.S. DOLLAR and PROFUND VP MONEY MARKET, should normally lose value on days when the index underlying their benchmark declines (adverse market conditions for these ProFunds VP). INVERSE PROFUNDS VP, PROFUND VP RISING RATES OPPORTUNITY and PROFUND VP FALLING U.S. DOLLAR should lose value on days when the index underlying their benchmark increases (adverse market conditions for these ProFunds VP). The ProFunds VP seek to remain fully invested regardless of market conditions.

MID-CAP COMPANY INVESTMENT RISK (ProFund VP Mid-Cap, ProFund VP Short Mid-Cap, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth and ProFund VP UltraMid-Cap). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

NON-DIVERSIFICATION RISK (All ProFunds VP except the ProFund VP Money Market). The non-money market ProFunds VP are classified as “non-diversified” under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose index underlying its benchmark comprises a small number of stocks or other securities.

REPURCHASE AGREEMENT RISK (All ProFunds VP). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund VP may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund VP may have difficulty exercising rights to the collateral.

SHORT SALE RISK (Inverse ProFunds VP and ProFund VP Rising Rates Opportunity). Selling short is a technique that may be employed by a ProFund VP to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. Short selling is accomplished by borrowing a security and then selling it. If a ProFund VP buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund VP will earn a positive return

10 < ProFunds VP Strategies and Risks

PROFUNDS VP STRATEGIES AND RISKS

(profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund VP will incur a negative return (loss) on the transaction. The ProFunds VP use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a ProFund VP to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower a ProFund VP’s return or result in a loss. Entering into short positions through financial instruments such as futures, options and swap agreements may also cause a ProFund to be exposed to short sale risk.

SMALL-CAP COMPANY INVESTMENT RISK (ProFund VP Small-Cap, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP UltraSmall-Cap and ProFund VP Short Small-Cap). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies’ share prices.

TECHNOLOGY INVESTMENT RISK (ProFund VP OTC, ProFund VP UltraOTC, ProFund VP Short OTC, ProFund VP UltraShort OTC, ProFund VP Internet, ProFund VP Semiconductor and ProFund VP Technology). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

VALUE INVESTING RISK (ProFund VP Large-Cap Value, ProFund VP Mid-Cap Value and ProFund VP Small-Cap Value). Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

VOLATILITY RISK (Ultra ProFunds VP, ProFund VP UltraBear, ProFund VP UltraShort OTC and Currency/Bond Benchmarked ProFunds VP). The ProFunds VP most subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index or security. Therefore, they experience greater volatility than the indexes or securities underlying their benchmarks and thus have the potential for greater losses.

TAX RISK (ProFund VP Rising U.S. Dollar and ProFund VP Falling U.S. Dollar) As a regulated investment company (“RIC”), a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Falling U.S. Dollar ProFund currently intends to take positions in financial instruments, including forward currency contracts, that, in combination, should have similar daily return characteristics as the inverse of the U.S. Dollar Index. Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Falling U.S. Dollar ProFund’s foreign currency-denominated positions as not qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case, the Falling U.S. Dollar ProFund might not qualify as a RIC for one or more years. Please see the Statement of Additional Information for more information on the qualifying income requirement.

IMPORTANT CONCEPTS AND DEFINITIONS

This section describes important concepts that may be unfamiliar to an investor.

•	ASSET-BACKED SECURITIES are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

•	DEBT INSTRUMENTS include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	DEPOSITARY RECEIPTS (DRS), include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.

•	EQUITY SECURITIES are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•

FINANCIAL INSTRUMENTS The ProFunds VP (excluding PROFUND VP MONEY MARKET) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options or derivatives on futures contracts, swap agreements,

ProFunds VP Strategies and Risks > 11

PROFUNDS VP STRATEGIES AND RISKS

forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions. Such positions are considered derivative instruments, since their value depends on the value of the underlying asset to be purchased or sold. The ProFunds VP (excluding PROFUND VP MONEY MARKET) may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

•	FORWARD CONTRACTS are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	FUTURES or FUTURES CONTRACTS are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	LEVERAGE offers a means of magnifying market movements into larger changes in an investment’s value. While only certain ProFunds VP employ leverage, all of the ProFunds (except PROFUND VP MONEY MARKET) may use leveraged investment techniques for investment purposes. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund VP’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B:A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage.

•	LEVERAGED INVESTMENT TECHNIQUES Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.

•	MONEY MARKET INSTRUMENTS are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government Securities, securities issued by governments of other developed countries and repurchase agreements.

•	OPTION CONTRACTS grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.

•	ORDINARY SHARES are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

•	REPURCHASE AGREEMENTS are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the ProFunds as a short-term investment vehicle for cash positions.

•	SAMPLING TECHNIQUES If ProFund Advisors believes it is appropriate in view of a ProFund’s investment objective, a ProFund may hold a representative sample of the components in the index underlying a ProFund’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.

•	SELLING SHORT is selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.

•	STRUCTURED NOTES are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	SWAP AGREEMENTS are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

•	U.S. GOVERNMENT SECURITIES are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

12 < ProFunds VP Strategies and Risks

CLASSIC PROFUNDS MAY BE APPROPRIATE FOR INVESTORS WHO:

•	want to achieve investment results that correspond to the daily performance of a particular index.

CLASSIC PROFUNDS VP

PROFUND VP	INDEX	DAILY BENCHMARK
Bull	S&P 500 Index	Match (100%)
Mid-Cap	S&P MidCap 400 Index	Match (100%)
Small-Cap	Russell 2000 Index	Match (100%)
OTC	NASDAQ-100 Index	Match (100%)
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)
Asia 30	ProFunds Asia 30 Index	Match (100%)
Europe 30	ProFunds Europe 30 Index	Match (100%)
Japan	Nikkei 225 Stock Average	Match (100%)

Classic ProFunds VP > 13

PROFUND VP BULL

INVESTMENT OBJECTIVE

PROFUND VP BULL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BULL takes positions in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P 500 INDEX. PROFUND VP BULL may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP BULL are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

For more information on PROFUND VP BULL’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7 .

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP BULL by showing the variability of PROFUND VP BULL returns from year to year and by comparing average annual total returns of PROFUND VP BULL to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP BULL or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

[CHART OF ANNUAL RETURNS]

2002	2003	2004
-23.98%	25.59%	8.83%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP BULL for one quarter was 14.62% (quarter ended June 30, 2003) and the lowest return was -17.78% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Bull	8.83%	-1.87%	05/01/01

S&P 500 Index (1)	10.88%	0.47%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP BULL. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.78%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.78%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP BULL with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Bull	$181	$560	$964	$2,095

14 < ProFund VP Bull

PROFUND VP MID-CAP

INVESTMENT OBJECTIVE

PROFUND VP MID-CAP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MIDCAP 400 INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP MID-CAP invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P MIDCAP 400 INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP MID-CAP may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP MID-CAP are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDI-TY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and MID-CAP COMPANY INVESTMENT RISK.

For more information on PROFUND VP MID-CAP’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP MID-CAP has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP MID-CAP. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP BULL with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Mid-Cap	$188	$582

ProFund VP Mid-Cap > 15

PROFUND VP SMALL-CAP

INVESTMENT OBJECTIVE

PROFUNDVP SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the RUSSELL 2000 INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SMALL-CAP invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the RUSSELL 2000 INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP SMALL-CAP may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP SMALL-CAP are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and SMALL-CAP COMPANY INVESTMENT RISK.

For more information on PROFUND VP SMALL-CAP’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP SMALL-CAP by showing the variability of PROFUND VP SMALL-CAP returns from year to year and by comparing average annual total returns of PROFUND VP SMALL-CAP to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP SMALL-CAP or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

[CHART OF ANNUAL RETURNS]

2002	2003	2004
-22.44%	42.75%	16.74%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP SMALL-CAP for one quarter was 21.54% (quarter ended June 30, 2003) and the lowest return was -20.63% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Small-Cap	16.74%	5.82%	05/01/01
RUSSELL 2000 Index (1)	18.44%	9.55%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP SMALL-CAP. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.61%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP SMALL-CAP with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Small-Cap	$164	$508	$876	$1,191

16 < ProFund VP Small-Cap

PROFUND VP OTC

INVESTMENT OBJECTIVE

PROFUND VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP OTC takes positions in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the NASDAQ-100 INDEX. Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES traded on NASDAQ or other over-the-counter market and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP OTC may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP OTC are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and TECHNOLOGY INVESTMENT RISK.

For more information on PROFUND VP OTC’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP OTC by showing the variability of PROFUND VP OTC returns from year to year and by comparing average annual total returns of PROFUND VP OTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP OTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
-38.62%	46.75%	8.53%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP OTC for one quarter was 17.47% (quarter ended December 31, 2002) and the lowest return was -28.03% (quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP OTC	8.53%	-13.25%	01/22/01

NASDAQ-100 Index (1)	10.75%	-11.52%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP OTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.87%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.87%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP OTC	$190	$588	$1,011	$2,190

ProFund VP OTC > 17

PROFUND VP LARGE-CAP VALUE

INVESTMENT OBJECTIVE

PROFUND VP LARGE-CAP Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA VALUE INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP LARGE-CAP VALUE invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P 500/BARRA VALUE INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP LARGE-CAP VALUE may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP LARGE-CAP VALUE are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VALUE INVESTING RISK.

For more information on PROFUND VP LARGE-CAP VALUE’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP LARGE-CAP VALUE. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	1.04%

TOTAL ANNUAL PROFUND OPERATING EXPENSES	2.04%

Fee Waivers/Reimbursements**	-0.06%

TOTAL NET ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP LARGE-CAP VALUE with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Large-Cap Value	$201	$634	$1,093	$2,364

18 < Profund VP Large-Cap Value

PROFUND VP LARGE-CAP GROWTH

INVESTMENT OBJECTIVE

PROFUND VP LARGE-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA GROWTH INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP LARGE-CAP GROWTH invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P 500/BARRA GROWTH INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP LARGE-CAP Growth may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP LARGE-CAP GROWTH are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and GROWTH INVESTING RISK.

For more information on PROFUND VP LARGE-CAP GROWTH’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP LARGE-CAP GROWTH. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	2.06%

TOTAL ANNUAL PROFUND OPERATING EXPENSES	3.06%

Fee Waivers/Reimbursements**	-1.08%

TOTAL NET ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP LARGE-CAP GROWTH with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP
Large-Cap Growth	$201	$844	$1,512	$3,298

Profund VP Large-Cap Growth >19

PROFUND VP MID-CAP VALUE

INVESTMENT OBJECTIVE

PROFUND VP MID-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MIDCAP 400/BARRA VALUE INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP MID-CAP VALUE invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P MIDCAP 400/BARRA VALUE INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP MID-CAP VALUE may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP MID-CAP VALUE are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, MID-CAP COMPANY INVESTMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VALUE INVESTING RISK.

For more information on PROFUND VP MID-CAP VALUE’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP MID-CAP VALUE by showing the variability of PROFUND VP MID-CAP VALUE returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP MID-CAP VALUE or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETRUN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
35.74%	15.96%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP MID-CAP VALUE for one quarter was 18.46% (quarter ended June 30, 2003) and the lowest return was -6.80% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Mid-Cap Value	15.96%	7.73%	05/01/02
S&P MidCap 400/Barra Value Index (1)	19.01%	11.52%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP MID-CAP VALUE. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.92%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.92%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP MID-CAP VALUE with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Mid-Cap Value	$195	$603	$1,037	$2,243

20 < Profund VP Mid-Cap Value

PROFUND VP MID-CAP GROWTH

INVESTMENT OBJECTIVE

PROFUND VP MID-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MIDCAP 400/BARRA GROWTH INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP MID-CAP GROWTH invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P MIDCAP 400/BARRA GROWTH INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP MID-CAP GROWTH may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP MID-CAP GROWTH are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, MID-CAP COMPANY INVESTMENT RISK, COUNTERPARTY RISK, CREDIT RISK and GROWTH INVESTING RISK.

For additional information on PROFUND VP MID-CAP GROWTH’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP MID-CAP GROWTH by showing the variability of PROFUND VP MID-CAP GROWTH returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP MID-CAP GROWTH or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
27.91%	11.08%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP MID-CAP GROWTH for one quarter was 15.45% (quarter ended June 30, 2003) and the lowest return was -4.06% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Mid-Cap Growth	11.08%	3.86%	05/01/02
S&P MidCap 400/Barra Growth Index (1)	14.02%	6.92%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP MID-CAP GROWTH. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.94%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.94%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP MID-CAP GROWTH with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Mid-Cap Growth	$197	$609	$1,047	$2,264

Profund VP Mid-Cap Growth > 21

PROFUND VP SMALL-CAP VALUE

INVESTMENT OBJECTIVE

PROFUND VP SMALL-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SMALLCAP 600/BARRA VALUE INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SMALL-CAP VALUE invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P SMALLCAP 600/BARRA VALUE INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP SMALL-CAP VALUE may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP SMALL-CAP VALUE are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, SMALL-CAP COMPANY INVESTMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VALUE INVESTING RISK.

For more information on PROFUND VP SMALL-CAP VALUE’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP SMALL-CAP VALUE by showing the variability of PROFUND VP SMALL-CAP VALUE returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Small-Cap Value or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
34.68%	20.12%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP SMALL-CAP VALUE for one quarter was 21.33% (quarter ended June 30, 2003) and the lowest return was -9.34% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Small-Cap Value	20.12%	5.72%	05/01/02
S&P SmallCap 600/Barra Value Index (1)	23.40%	9.92%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP SMALL-CAP VALUE. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.95%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.95%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP SMALL-CAP VALUE with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Small-Cap Value	$198	$612	$1,052	$2,275

22 < Profund VP Small-Cap Value

PROFUND VP SMALL-CAP GROWTH

INVESTMENT OBJECTIVE

PROFUND VP SMALL-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SMALLCAP 600/BARRA GROWTH INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SMALL-CAP GROWTH invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the S&P SMALLCAP 600/BARRA GROWTH INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP SMALL-CAP GROWTH may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in debt INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP SMALL-CAP GROWTH are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRE-LATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, SMALL-CAP COMPANY INVESTMENT RISK, COUNTERPARTY RISK, CREDIT RISK and GROWTH INVESTING RISK.

For more information on PROFUND VP SMALL-CAP GROWTH’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP SMALL-CAP GROWTH by showing the variability of PROFUND VP SMALL-CAP GROWTH returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP SMALL-CAP GROWTH or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
34.32%	19.80%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP SMALL-CAP GROWTH for one quarter was 16.50% (quarter ended June 30, 2003) and the lowest return was -4.20% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Small-Cap Growth	19.80%	8.78%	05/01/02
S&P SmallCap 600/Barra Growth Index (1)	22.10%	11.82%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP SMALL-CAP GROWTH. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.90%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.90%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP SMALL-CAP GROWTH with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Small-Cap Growth	$193	$597	$1,026	$2,222

Profund VP Small-Cap Growth > 23

PROFUND VP ASIA 30

INVESTMENT OBJECTIVE

PROFUND VP ASIA 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the PROFUNDS ASIA 30 INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ASIA 30 invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the PROFUNDS ASIA 30 INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES of Asian companies contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP ASIA 30 may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP ASIA 30 will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ASIA 30 are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, GEOGRAPHIC CONCENTRATION RISK, REPURCHASE AGREEMENT RISK, FOREIGN INVESTMENT RISK, EXCHANGE RATE RISK, FOREIGN CURRENCY RISK, COUNTERPARTY RISK, CREDIT RISK and SMALL-CAP COMPANY INVESTMENT RISK.

To the extent the Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up PROFUND VP ASIA 30’S investments are subject to the following risks: companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; technological innovations may make the products and services of telecommunications companies obsolete; and securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on PROFUND VP ASIA 30’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP ASIA 30 by showing the variability of PROFUND VP ASIA 30 returns from year to year and by comparing average annual total returns of PROFUND VP ASIA 30 to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP ASIA 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURN]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2003	2004
64.92%	-0.54%

[END CHART]

During the period covered in the bar chart, the highest return on shares of ProFund VP Asia 30 for one quarter was 30.34% (quarter ended June 30, 2003) and the lowest return was -8.76% (quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Asia 30	-0.54%	9.87%	05/01/02
ProFunds Asia 30 Index (1)	-0.76%	23.29%
MSCI AC Asia Pacific Free Excluding Japan Index (1)(2)	11.23%	19.17%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

(2)	A free float-adjusted market capitalization index that is designed to measure equity market performance in Asia, excluding Japan.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ASIA 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.86%

TOTAL ANNUAL PROFUND OPERATING EXPENSES	1.86%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ASIA 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Asia 30	$189	$585	$1,006	$2,180

24 < Profund VP Asia 30

PROFUND VP EUROPE 30

INVESTMENT OBJECTIVE

PROFUND VP EUROPE 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the PROFUNDS EUROPE 30 INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP EUROPE 30 invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the PROFUNDS EUROPE 30 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP EUROPE 30 may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP EUROPE 30 are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, GEOGRAPHIC CONCENTRATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK FOREIGN INVESTMENT RISK, EXCHANGE RATE RISK and FOREIGN CURRENCY RISK.

For more information on PROFUND VP EUROPE 30’S investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP EUROPE 30 by showing the variability of ProFund VP Europe 30 returns from year to year and by comparing average annual total returns of PROFUND VP EUROPE 30 to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP EUROPE 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2000	2001	2002	2003	2004
12.75%	-24.14%	-25.76%	38.73	14.32%

During the period covered in the bar chart, the highest return on shares of PROFUND VP EUROPE 30 for one quarter was 20.35% (quarter ended December 31, 2003) and the lowest return was -21.54% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	FIVE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Europe 30	14.32%	-4.87%	-0.85%	10/18/99
ProFunds Europe 30 Index (1)	16.99%	-0.63%	3.47%
Dow Jones STOXX 50 Index (1)(2)	13.97%	-5.30%	-1.17%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

(2)	The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP EUROPE 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.78%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.78%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP EUROPE 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Europe 30	$181	$560	$964	$2,095

ProFund VP Europe 30 > 25

PROFUND VP JAPAN

INVESTMENT OBJECTIVE

PROFUND VP JAPAN seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NIKKEI 225 STOCK AVERAGE.

Since the Japanese markets are not open when PROFUND VP JAPAN values its shares, PROFUND VP JAPAN determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States related to the NIKKEI 225 STOCK AVERAGE.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP JAPAN invests in equity securities and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the NIKKEI 225 STOCK AVERAGE (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP JAPAN may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP JAPAN are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, GEOGRAPHIC CONCENTRATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK FOREIGN INVESTMENT RISK, EXCHANGE RATE RISK and FOREIGN CURRENCY RISK.

The performance of PROFUND VP JAPAN will depend heavily on how Japanese stock markets perform. When Japanese stock prices fall, investors should generally expect the value of their investment to fall as well. PROFUND VP JAPAN is also subject to valuation time risk. ProFund VP Japan generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of PROFUND VP JAPAN’S performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time ProFundVP Japan’s performance will correlate highly with the movement of the Nikkei 225 Stock Average.

For more information on PROFUND VP JAPAN’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks”beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP JAPAN by showing the variability of PROFUND VP JAPAN returns from year to year and by comparing average annual total returns of PROFUND VP JAPAN to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP JAPAN or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
26.78%	7.56%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP JAPAN for one quarter was 14.31% (quarter ended June 30, 2003) and the lowest return was -9.43% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Japan	7.56%	-0.07%	05/01/02
Nikkei 225 Stock Average (1)	12.77%	8.92%	05/01/02

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP JAPAN. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.85%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP JAPAN with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Japan	$188	$582	$1,001	$2,169

26 < ProFund VP Japan

ULTRA PROFUNDS VP MAY BE APPROPRIATE FOR INVESTORS WHO:

•	believe that the value of a particular index will increase, and that by investing with the objective of doubling or increasing by one and one-half times the index’s daily return they will achieve superior results.

•	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

ULTRA PROFUNDS VP

PROFUND VP	INDEX	DAILY BENCHMARK
Bull Plus	S&P 500 Index	One and one - half (150%)
UltraBull	S&P 500 Index	Double (200%)
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)
UltraSmall-Cap	Russell 2000 Index	Double (200%)
UltraDow 30	Dow Jones Industrial Average	Double (200%)
UltraOTC	NASDAQ-100 Index	Double (200%)
UltraEurope	ProFunds Europe Index	Double (200%)

Ultra ProFunds VP> 27

PROFUND VP BULL PLUS

INVESTMENT OBJECTIVE

PROFUND VP BULL PLUS seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500 INDEX.

If PROFUND VP BULL PLUS is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the S&P 500 INDEX when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BULL PLUS takes positions in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as one and one-half times (150%) the S&P 500 INDEX. PROFUND VP BULL PLUS will employ LEVERAGED INVESTMENT TECHNIQUES and may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP BULL PLUS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VOLATILITY RISK.

For more information on PROFUND VP BULL PLUS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP BULL PLUS has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP BULL PLUS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP BULL PLUS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Bull Plus	$188	$582

28 < ProFund VP Bull Plus

PROFUND VP ULTRA BULL

INVESTMENT OBJECTIVE

PROFUND VP ULTRABULL seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 INDEX.

If PROFUND VP ULTRABULL is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 INDEX (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRABULL takes positions in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as twice (200%) the S&P 500 INDEX. PROFUND VP ULTRABULL will employ LEVERAGED INVESTMENT TECHNIQUES and may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRABULL are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VOLATILITY RISK.

For more information on PROFUND VP ULTRABULL’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The performance information set forth below (prior to May 1, 2003) was achieved during a period in which PROFUND VP ULTRABULL pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to one and one-half times (150%) the daily performance of the S&P 500 INDEX.

The bar chart below and table below provide an indication of the risks of investing in PROFUND VP ULTRABULL by showing the variability of PROFUND VP ULTRABULL returns from year to year and by comparing average annual total returns of PROFUND VP ULTRABULL to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP ULTRABULL or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
36.11%	52.93%	17.18%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP ULTRABULL for one quarter was 26.27% (quarter ended June 30, 2003) and the lowest return was -26.90% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP UltraBull	17.18%	-3.57%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRABULL. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.89%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.89%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRABULL with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP UltraBull	$192	$594	$1,021	$2,212

ProFund VP Ultra Bull > 29

PROFUND VP ULTRA MID-CAP

INVESTMENT OBJECTIVE

PROFUND VP ULTRAMID-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MIDCAP 400 INDEX.

If PROFUND VP ULTRAMID-CAP is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MIDCAP 400 INDEX (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRAMID-CAP invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as twice (200%) the S&P MIDCAP 400 INDEX. Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP ULTRAMID-CAP will employ leveraged investment techniques and may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

 PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRAMID-CAP are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, VOLATILITY RISK, COUNTERPARTY RISK, CREDIT RISK and MID-CAP COMPANY INVESTMENT RISK.

For more information on PROFUND VP ULTRAMID-CAP’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP ULTRAMID-CAP by showing the variability of PROFUND VP ULTRAMID-CAP returns from year to year and by comparing average annual total returns of PROFUND VP ULTRAMID-CAP to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP ULTRAMID-CAP or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2003	2004
70.09%	27.70%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP ULTRAMID-CAP for one quarter was 36.00% (quarter ended June 30, 2003) and the lowest return was -11.14% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP UltraMid-Cap	27.70%	8.85%	05/01/02
S&P MidCap 400 Index (1)	16.49%	9.27%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRAMID-CAP. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.94%

Total Annual Fund Operating Expenses	1.94%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRAMID-CAP with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP UltraMid-Cap	$197	$609	$1,047	$2,264

30 < ProFund VP Ultra Mid-Cap

PROFUND VP ULTRA SMALL-CAP

INVESTMENT OBJECTIVE

PROFUND VP ULTRASMALL-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the RUSSELL 2000 INDEX.

If PROFUND VP ULTRASMALL-CAP is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the RUSSELL 2000 INDEX (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRASMALL-CAP invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as twice (200%) the RUSSELL 2000 INDEX. Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP ULTRASMALL-CAP will employ LEVERAGED INVESTMENT TECHNIQUES and may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRASMALL-CAP are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, VOLATILITY RISK, COUNTERPARTY RISK, CREDIT RISK AND SMALL-CAP COMPANY INVESTMENT RISK.

For more information on PROFUND VP ULTRASMALL-CAP’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP ULTRASMALL-CAP by showing the variability of PROFUND VP ULTRASMALL-CAP returns from year to year and by comparing average annual total returns of PROFUND VP ULTRASMALL-CAP to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP ULTRASMALL-CAP or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2000	2001	2002	2003	2004
22.14%	-7.61%	-42.61%	99.45%	31.07%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP ULTRASMALL-CAP for one quarter was 48.25% (quarter ended June 30, 2003) and the lowest return was -39.45% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	FIVE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP UltraSmall-Cap	31.07%	1.54%	5.09%	10/18/99
Russell 2000 Index (1)	18.44%	6.68%	10.89%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRASMALL-CAP. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.94%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.94%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRASMALL-CAP with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP UltraSmall-Cap	$197	$609	$1,047	$2,264

ProFund VP Ultra Small-Cap > 31

PROFUND VP ULTRADOW 30

INVESTMENT OBJECTIVE

PROFUND VP ULTRADOW 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the DOW JONES INDUSTRIAL AVERAGE (DJIA).

If PROFUND VP ULTRADOW 30 is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRADOW 30 invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the DJIA and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP ULTRADOW 30 will employ LEVERAGED INVESTMENT TECHNIQUES and may use sampling techniques in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP ULTRADOW 30 will have industry concentrations to approximately the same extent as the DJIA.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRADOW 30 are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK AND VOLATILITY RISK.

For more information on PROFUND VP ULTRADOW 30’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP ULTRADOW 30 has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRADOW 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRADOW 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP UltraDow	$188	$582

32 < ProFund VP UltraDow 30

PROFUND VP ULTRAOTC

INVESTMENT OBJECTIVE

PROFUND VP ULTRAOTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 INDEX.

If PROFUND VP ULTRAOTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 INDEX (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRAOTC takes positions in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as twice (200%) the NASDAQ-100 INDEX. Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES traded on NASDAQ or other over-the-counter market and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP ULTRAOTC will employ LEVERAGED INVESTMENT TECHNIQUES and may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRAOTC ARE ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, VOLATILITY RISK, COUNTERPARTY RISK, CREDIT RISK AND TECHNOLOGY INVESTMENT RISK.

For more information on PROFUND VP ULTRAOTC’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP ULTRAOTC by showing the variability of PROFUND VP ULTRAOTC returns from year to year and by comparing average annual total returns of PROFUND VP ULTRAOTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP ULTRAOTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2000	2001	2002	2003	2004
73.37%	-68.72%	-68.94%	102.67%	14.10%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP ULTRAOTC for one quarter was 71.28% (quarter ended December 31, 2001) and the lowest return was -61.84% (quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	FIVE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP UltraOTC	14.10%	-43.07%	-31.34%	10/18/99

NASDAQ-100 Index (1)	10.75%	-15.13%	-6.85%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRAOTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.88%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.88%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRAOTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP UltraOTC	$191	$591	$1,016	$2,201

ProFund VP Ultra OTC > 33

PROFUND VP ULTRAEUROPE

INVESTMENT OBJECTIVE

PROFUND VP ULTRAEUROPE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the PROFUNDS EUROPE INDEX (PEI).

If PROFUND VP ULTRAEUROPE is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the PROFUNDS EUROPE INDEX when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRAEUROPE invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as twice (200%) the PEI. Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP ULTRAEUROPE will employ LEVERAGED INVESTMENT TECHNIQUES and may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRAEUROPE are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, GEOGRAPHIC CONCENTRATION RISK, REPURCHASE AGREEMENT RISK, VOLATILITY RISK, COUNTERPARTY RISK, CREDIT RISK FOREIGN INVESTMENT RISK, EXCHANGE RATE RISK and FOREIGN CURRENCY RISK.

The performance of PROFUND VP ULTRAEUROPE will depend heavily on how European stock markets perform. When European stock prices fall, investors should generally expect the value of their investment to fall as well.

For more information on PROFUND VP ULTRAEUROPE’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP ULTRAEUROPE has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRAEUROPE. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRAEUROPE with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP UltraEurope	$188	$582

34 < ProFund VP UltraEurope

INVERSE PROFUNDS VP MAY BE

APPROPRIATE FOR INVESTORS WHO:

•	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

•	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

INVERSE PROFUNDS VP

PROFUND VP	INDEX	DAILY BENCHMARK
Bear	S&P 500 Index	100% of the Inverse
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse
Short Small Cap	Russell 2000 Index	100% of the Inverse
Short OTC	NASDAQ-100 Index	100% of the Inverse
UltraBear	S&P 500 Index	200% of the Inverse
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse

Inverse ProFunds VP > 35

PROFUND VP BEAR

INVESTMENT OBJECTIVE

PROFUND VP BEAR seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 INDEX.

If PROFUND VP BEAR is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500 INDEX (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BEAR takes positions in FINANCIAL INSTRUMENTS that should have similar daily return characteristics as the inverse of the S&P 500 INDEX. Assets not invested in FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP BEAR are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, INVERSE CORRELATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, SHORT SALE RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

For more information on PROFUND VP BEAR’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP BEAR by showing the variability of PROFUND VP BEAR returns from year to year and by comparing average annual total returns of PROFUND VP BEAR to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP BEAR or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
20.82%	-24.59%	-10.29%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP BEAR for one quarter was 17.66% (quarter ended September 30, 2002) and the lowest return was -13.96% (quarter ended June 30, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Bear	-10.29%	-1.15%	01/22/01

S&P 500 Index (1)	10.88%	-0.97%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP BEAR. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.90%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.90%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP BEAR with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Bear	$193	$597	$1,026	$2,222

36 < ProFund VP Bear

PROFUND VP SHORT MID-CAP

INVESTMENT OBJECTIVE

PROFUND VP SHORT MID-CAP seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MIDCAP 400 INDEX.

If PROFUND VP SHORT MID-CAP is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MIDCAP 400 INDEX (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SHORT MID-CAP invests in FINANCIAL INSTRUMENTS that should have similar daily return characteristics as the inverse of the S&P MIDCAP 400. Under normal circumstances, this ProFund commits at least 80% of its assets to FINANCIAL INSTRUMENTS with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP SHORT MID-CAP are ACTIVE INVESTOR RISK, COUNTERPARTY RISK, CREDIT RISK, MARKET RISK, EQUITY RISK, INVERSE CORRELATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, SHORT SALE RISK, REPURCHASE AGREEMENT RISK, CREDIT RISK, COUNTERPARTY RISK and MID-CAP COMPANY INVESTMENT RISK.

For more information on PROFUND VP SHORT MID-CAP’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP SHORT MID-CAP. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.80%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.80%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP SHORT MID-CAP with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Short Mid-Cap	$183	$566

ProFund VP Short Mid-Cap > 37

PROFUND VP SHORT SMALL-CAP

INVESTMENT OBJECTIVE

PROFUND VP SHORT SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the RUSSELL 2000 INDEX.

If PROFUND VP SHORT SMALL-CAP is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the RUSSELL 2000 INDEX (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SHORT SMALL-CAP invests in FINANCIAL INSTRUMENTS that should have similar daily return characteristics as the inverse of the RUSSELL 2000 INDEX. Under normal circumstances, this ProFund commits at least 80% of its assets to FINANCIAL INSTRUMENTS with economic characteristics that should be inverse to those of the Index. Assets not invested in FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP SHORT SMALL-CAP are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, INVERSE CORRELATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, SHORT SALE RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and SMALL-CAP COMPANY INVESTMENT RISK.

For more information on PROFUND VP SHORT SMALL-CAP’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP SHORT SMALL-CAP by showing the variability of PROFUND VP SHORT SMALL-CAP returns from year to year and by comparing average annual total returns of PROFUND VP SHORT SMALL-CAP to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP SHORT SMALL-CAP or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2003	2004
-34.52%	-9.03%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP SHORT SMALL-CAP for one quarter was 7.75% (quarter ended September 30, 2004) and the lowest return was -19.07% (quarter ended June 30, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Short Small-Cap	-9.03%	-21.43%	09/03/02

Russell 2000 Index(2)	18.44%	27.91%

(1)	Fund performance for the period reflects temporary out performance versus its benchmark resulting, in part, from its small size. Similar periods of out performance are unlikely to reoccur.

(2)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP SHORT SMALL-CAP. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	1.28%
TOTAL ANNUAL PROFUND OPERATING EXPENSES	2.28%
Fee Waivers/Reimbursements**	-0.30%

TOTAL NET ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP SHORT SMALL-CAP with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP
Short Small-Cap	$201	$684	$1,193	$2,592

38 < ProFund VP Short Small-Cap

PROFUND VP SHORT OTC

INVESTMENT OBJECTIVE

PROFUND VP SHORT OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 INDEX.

If PROFUND VP SHORT OTC is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 INDEX (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SHORT OTC takes positions in FINANCIAL INSTRUMENTS that should have similar daily return characteristics as the inverse of the NASDAQ-100 INDEX. Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES traded on NASDAQ or other over-the-counter market and/or FINANCIAL INSTRUMENTS with similar economic characteristics. Assets not invested in FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP SHORT OTC are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, INVERSE CORRELATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, SHORT SALE RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and TECHNOLOGY INVESTMENT RISK.

For more information on PROFUND VP SHORT OTC’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP SHORT OTC by showing the variability of PROFUND VP SHORT OTC returns from year to year and by comparing average annual total returns of PROFUND VP SHORT OTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP SHORT OTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
37.31%	-11.11%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP SHORT OTC for one quarter was 6.99% (quarter ended September 30, 2004) and the lowest return was -16.46% (quarter ended June 30, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Short OTC	-11.11%	-16.40%	05/01/02

NASDAQ-100 Index (1)	10.75%	9.91%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP SHORT OTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.86%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.86%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP SHORT OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Short OTC	$189	$585	$1,006	$2,180

ProFund VP Short OTC > 39

PROFUND VP ULTRABEAR

INVESTMENT OBJECTIVE

PROFUND VP ULTRABEAR seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 INDEX.

If PROFUND VP ULTRABEAR is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 INDEX when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRABEAR takes positions in FINANCIAL INSTRUMENTS that should have similar daily return characteristics as twice (200%) the inverse of the S&P 500 INDEX. PROFUND VP ULTRABEAR will employ LEVERAGED INVESTMENT TECHNIQUES in seeking its investment objective. Assets not invested in FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRABEAR are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, INVERSE CORRELATION RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, SHORT SALE RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VOLATILITY RISK.

For more information on PROFUND VP ULTRABEAR’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP ULTRABEAR has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRABEAR. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.80%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.80%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRABEAR with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP UltraBear	$183	$566

40 < ProFund VP UltraBear

PROFUND VP ULTRASHORT OTC

INVESTMENT OBJECTIVE

PROFUND VP ULTRASHORT OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 INDEX.

If PROFUND VP ULTRASHORT OTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 INDEX (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. “OTC” in the name of PROFUND VP ULTRASHORT OTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRASHORT OTC takes positions in FINANCIAL INSTRUMENTS that should have similar daily return characteristics as twice (200%) the inverse of the NASDAQ-100 INDEX. PROFUND VP ULTRASHORT OTC will employ LEVERAGED INVESTMENT TECHNIQUES in seeking its investment objective. Assets not invested in FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP ULTRASHORT OTC are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, INVERSE CORRELATION RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, SHORT SALE RISK, REPURCHASE AGREEMENT RISK, VOLATILITY RISK, COUNTERPARTY RISK, CREDIT RISK and TECHNOLOGY INVESTMENT RISK.

For more information on PROFUND VP ULTRASHORT OTC’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP ULTRASHORT OTC has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP ULTRASHORT OTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.80%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.80%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP ULTRASHORT OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP UltraShort OTC	$183	$566

ProFund VP UltraShort OTC > 41

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42

SECTOR PROFUNDS VP MAY BE

APPROPRIATE FOR INVESTORS WHO:

•	desire to add investments in economic sectors with perceived above-average growth potential.

•	actively rotate their investments to perceive strong sectors and out of perceived weak sectors, as market and economic conditions change.

•	want to gain investment exposure to a particular economic sector of the U.S. or global economy.

SECTOR PROFUNDS VP

DAILY PROFUND VP	INDEX	DAILY BENCHMARK
Airlines	Dow Jones U.S. Airlines Index	Match (100%)
Banks	Dow Jones U.S. Banks Index	Match (100%)
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	Match (100%)
Biotechnology	Dow Jones U.S. Biotechnology Index	Match (100%)
Consumer Goods	Dow Jones U.S. Consumer Goods Index	Match (100%)
Consumer Services	Dow Jones U.S. Consumer Services Index	Match (100%)
Financials	Dow Jones U.S. Financials Index	Match (100%)
Health Care	Dow Jones U.S. Health Care Index	Match (100%)
Industrials	Dow Jones U.S. Industrials Index	Match (100%)
Internet	Dow Jones Composite Internet Index	Match (100%)
Leisure Goods	Dow Jones U.S. Leisure Goods Index	Match (100%)
Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	Match (100%)
Oil & Gas	Dow Jones U.S. Oil & Gas Index	Match (100%)
Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	Match (100%)
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	Match (100%)
Precious Metals	Dow Jones Precious Metals Index	Match (100%)
Real Estate	Dow Jones U.S. Real Estate Index	Match (100%)
Semiconductor	Dow Jones U.S. Semiconductor Index	Match (100%)
Technology	Dow Jones U.S. Technology Sector Index	Match (100%)
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	Match (100%)
Utilities	Dow Jones U.S. Utilities Sector Index	Match (100%)

Sector ProFunds VP > 43

PROFUND VP AIRLINES

INVESTMENT OBJECTIVE

PROFUND VP AIRLINES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. AIRLINES INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP AIRLINES invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. AIRLINES INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP AIRLINES may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP AIRLINES will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP AIRLINES are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP AIRLINES is also subject to risks faced by companies in the airline industry, including: adverse effects of commodity price volatility, exchange rates, foreign market access restrictions, and increased competition; dramatic securities price fluctuation and issues affecting profitability due to their cyclical nature, economic trends, political events, changes in disposable consumer income, worldwide fuel prices, labor agreements and insurance costs; regulation by, and restrictions of, the Federal Aviation Administration, federal, state and local governments, and foreign regulatory authorities; intense competition, both domestically and internationally; and foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP AIRLINES’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP AIRLINES has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP AIRLINES. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP AIRLINES with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Airlines	$188	$582

44 < ProFund VP Airlines

PROFUND VP BANKS

INVESTMENT OBJECTIVE

PROFUND VP BANKS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. BANKS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BANKS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. BANKS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP BANKS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP BANKS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP BANKS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP BANKS is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP BANKS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP BANKS by showing the variability of PROFUND VP BANKS returns from year to year and by comparing average annual total returns of PROFUND VP BANKS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP BANKS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
29.39%	11.77%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP BANKS for one quarter was 17.71% (quarter ended June 30, 2003) and the lowest return was -4.35% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Banks	11.77%	8.80%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones U.S. Banks Index (1)	14.37%	11.58%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP BANKS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.98%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP BANKS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Banks	$201	$621	$1,068	$2,306

PROFUND VP BANKS > 45

PROFUND VP BASIC MATERIALS

INVESTMENT OBJECTIVE

PROFUND VP BASIC MATERIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. BASIC MATERIALS SECTOR INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BASIC MATERIALS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. BASIC MATERIALS SECTOR INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP BASIC MATERIALS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP BASIC MATERIALS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP BASIC MATERIALS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP BASIC MATERIALS is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP BASIC MATERIALS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP BASIC MATERIALS by showing the variability of PROFUND VP BASIC MATERIALS returns from year to year and by comparing average annual total returns of PROFUND VP BASIC MATERIALS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP BASIC MATERIALS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
31.58%	10.22%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP BASIC MATERIALS for one quarter was 22.24% (quarter ended December 31, 2003) and the lowest return was -8.38% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Basic Materials	10.22%	5.09%	05/01/02
S&P 500 Index (1)	10.88%		05/01/02
Dow Jones U.S. Basic Materials Sector Index (1)	13.05%	11.58%	05/01/02

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP BASIC MATERIALS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.96%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.96%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP BASIC MATERIALS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Basic Material	$199	$615	$1,057	$2,285

46 < ProFund VP Basic Material

PROFUND VP BIOTECHNOLOGY

INVESTMENT OBJECTIVE

PROFUND VP BIOTECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. BIOTECHNOLOGY INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BIOTECHNOLOGY invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. BIOTECHNOLOGY INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP BIOTECHNOLOGY may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP BIOTECHNOLOGY will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP BIOTECHNOLOGY are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK. In addition to the risks noted above, PROFUND VP BIOTECHNOLOGY is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP BIOTECHNOLOGY’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP BIOTECHNOLOGY by showing the variability of PROFUND VP BIOTECHNOLOGY returns from year to year and by comparing average annual total returns of PROFUND VP BIOTECHNOLOGY to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP BIOTECHNOLOGY or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
31.51%	39.78%	9.73%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP BIOTECHNOLOGY for one quarter was 22.16% (quarter ended June 30, 2003) and the lowest return was -30.80% (quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Biotechnology	9.73%	-5.13%	01/22/01
S&P 500 Index (1)	10.88%	-3.17%
Dow Jones U.S. Biotechnology Index (1)	13.78%	-2.70%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP BIOTECHNOLOGY. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.98%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP BIOTECHNOLOGY with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Biotechnology	$201	$621	$1,068	$2,306

ProFund VP Biotechnology >47

PROFUND VP CONSUMER GOODS

INVESTMENT OBJECTIVE

PROFUND VP CONSUMER GOODS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. CONSUMER GOODS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP CONSUMER GOODS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. CONSUMER GOODS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP CONSUMER GOODS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP CONSUMER GOODS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP CONSUMER GOODS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP CONSUMER GOODS is also subject to risks faced by companies in the consumer non-goods industry, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP CONSUMER GOODS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP CONSUMER GOODS by showing the variability of PROFUND VP CONSUMER GOODS returns from year to year and by comparing average annual total returns of PROFUND VP CONSUMER GOODS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP CONSUMER GOODS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results. Please note that the performance information below reflects performance during periods when ProFund VP Consumer Goods sought daily investment results, before fees and expenses, that correspond to the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
18.46%	9.26%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP CONSUMER GOODS for one quarter was 13.69% (quarter ended June 30, 2003) and the lowest return was -8.23% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Consumer Goods	9.26%	3.04%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones U.S. Consumer Goods Index (1)	12.05%	5.78%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Consumer Non-Cyclical Sector Index on December 17, 2004.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP CONSUMER GOODS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.99%

TOTAL ANNUAL PROFUND OPERATING EXPENSES	1.99%
Fee Waivers/Reimbursements**	-0.01%
TOTAL NET ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP CONSUMER GOODS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Consumer Goods	$201	$623	$1,072	$2,316

48 < ProFund VP Basic Material

PROFUND VP CONSUMER SERVICES

INVESTMENT OBJECTIVE

PROFUND VP CONSUMER SERVICES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. CONSUMER SERVICES INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP CONSUMER SERVICES invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. CONSUMER SERVICES INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP CONSUMER SERVICES may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP CONSUMER SERVICES will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP CONSUMER SERVICES are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP CONSUMER SERVICES is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP CONSUMER SERVICES’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP CONSUMER SERVICES by showing the variability of PROFUND VP CONSUMER SERVICES returns from year to year and by comparing average annual total returns of PROFUND VP CONSUMER SERVICES to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP CONSUMER SERVICES or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results. Please note that the performance information below reflects performance during periods when ProFund VP Consumer Services sought daily investment results, before fees and expenses, that corresponded to the Dow Jones U.S. Consumer Cyclical Sector Index.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
26.80%	7.61%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP CONSUMER SERVICES for one quarter was 16.78% (quarter ended June 30, 2003) and the lowest return was -2.65% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Consumer Services	7.61%	-0.01%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones U.S. Consumer Services Index (1)	11.07%	4.33%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Consumer Cyclical Sector Index on December 17, 2004.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP CONSUMER SERVICES. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	1.20%

TOTAL ANNUAL PROFUND OPERATING EXPENSES	2.20%
Fee Waivers/Reimbursements**	-0.22%

TOTAL NET ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP CONSUMER SERVICES with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Consumer Goods	$201	$667	$1,160	$2,517

ProFund VP Consumer Services > 49

PROFUND VP FINANCIALS

INVESTMENT OBJECTIVE

PROFUND VP FINANCIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. FINANCIALS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP FINANCIALS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. FINANCIALS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP FINANCIALS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP FINANCIALS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP FINANCIALS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP FINANCIALS is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased interindustry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP FINANCIALS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart below and table below provide an indication of the risks of investing in PROFUND VP FINANCIALS by showing the variability of PROFUND VP FINANCIALS returns from year to year and by comparing average annual total returns of PROFUND VP FINANCIALS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP FINANCIALS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
-14.88%	28.99%	10.34%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP FINANCIALS for one quarter was 17.19% (quarter ended June 30, 2003) and the lowest return was -16.33% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Financials	10.34%	3.18%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%
Dow Jones Financials Index (1)	13.39%	6.26%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Financial Sector Index on December 17, 2004.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP FINANCIALS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.92%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.92%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP FINANCIALS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Financials	$195	$603	$1,037	$2,243

50 < ProFund VP Basic Material

PROFUND VP HEALTH CARE

INVESTMENT OBJECTIVE

PROFUND VP HEALTH CARE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. HEALTH CARE INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP HEALTH CARE invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. HEALTH CARE INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP HEALTH CARE may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP HEALTH CARE will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP HEALTH CARE are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP HEALTH CARE is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP HEALTH CARE’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP HEALTH CARE by showing the variability of PROFUND VP HEALTH CARE returns from year to year and by comparing average annual total returns of PROFUND VP HEALTH CARE to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP HEALTH CARE or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
22.69%	17.42%	2.36%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP HEALTH CARE for one quarter was 10.74% (quarter ended June 30, 2003) and the lowest return was -17.31% (quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Health Care	2.36%	-3.17%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%
Dow Jones U.S. Health Care Index (1)	4.55%	-1.14%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Healthcare Sector Index on December 17, 2004.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP HEALTH CARE. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.91%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.91%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP HEALTH CARE with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Health Care	$194	$600	$1,032	$2,233

ProFund VP Health Care > 51

PROFUND VP INDUSTRIALS

INVESTMENT OBJECTIVE

PROFUND VP INDUSTRIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. INDUSTRIALS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP INDUSTRIALS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. INDUSTRIALS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP INDUSTRIALS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP INDUSTRIALS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP INDUSTRIALS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP INDUSTRIALS is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP INDUSTRIALS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP INDUSTRIALS by showing the variability of PROFUND VP INDUSTRIALS returns from year to year and by comparing average annual total returns of PROFUND VP INDUSTRIALS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP INDUSTRIALS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
28.40%	13.22%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP INDUSTRIALS for one quarter was 14.97% (quarter ended June 30, 2003) and the lowest return was -6.11% (quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Industrials	13.22%	5.90%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones U.S. Industrials Index(1)	17.25%	9.50%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Industrials Sector Index on December 17, 2004.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP INDUSTRIALS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.99%

TOTAL ANNUAL PROFUND OPERATING EXPENSES	1.99%
Fee Waivers/Reimbursements**	-0.01%

TOTAL NET ANNUAL FUND OPERATING EXPENSES	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP INDUSTRIALS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Industrials	$201	$623	$1,072	$2,316

52 < ProFund VP Basic Material

PROFUND VP INTERNET

INVESTMENT OBJECTIVE

PROFUND VP INTERNET seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES COMPOSITE INTERNET INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP INTERNET invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES COMPOSITE INTERNET INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP INTERNET may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP INTERNET will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP INTERNET are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and TECHNOLOGY INVESTMENT RISK.

In addition to the risks noted above, PROFUND VP INTERNET is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP INTERNET’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP INTERNET by showing the variability of PROFUND VP INTERNET returns from year to year and by comparing average annual total returns of PROFUND VP INTERNET to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP INTERNET or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
77.99%	21.26%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP INTERNET for one quarter was 36.22% (quarter ended June 30, 2003) and the lowest return was -13.95% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Internet	21.26%	26.43%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones Composite Internet Index(1)	24.02%	30.42%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP INTERNET. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.94%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.94%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP INTERNET with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Internet	$197	$609	$1,047	$2,264

ProFund VP Health Care > 53

P ROFUND VP LEISURE GOODS

INVESTMENT OBJECTIVE

PROFUND VP LEISURE GOODS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. LEISURE GOODS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP LEISURE GOODS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. LEISURE GOODS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP LEISURE GOODS may use SAMPLING TECHNIQUES in seeking its Investment Objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP LEISURE GOODS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP LEISURE GOODS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP LEISURE GOODS is also subject to risks faced by companies in the leisure goods and services industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP LEISURE GOODS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE PROFUND VP LEISURE GOODS has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP LEISURE GOODS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP LEISURE GOODS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Leisure Goods	$188	$582

54 < ProFund VP Leisure Goods

PROFUND VP MOBILE TELECOMMUNICATIONS

INVESTMENT OBJECTIVE

PROFUND VP MOBILE TELECOMMUNICATIONS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. MOBILE TELECOMMUNICATIONS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP MOBILE TELECOMMUNICATIONS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. MOBILE TELECOMMUNICATIONS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP MOBILE TELECOMMUNICATIONS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP MOBILE TELECOMMUNICATIONS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP MOBILE TELECOMMUNICATIONS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP MOBILE TELECOMMUNICATIONS is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP MOBILE TELECOMMUNICATIONS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP MOBILE TELECOMMUNICATIONS has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP MOBILE TELECOMMUNICATIONS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%

Total Annual Fund Operating Expenses	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP MOBILE TELECOMMUNICATIONS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period.

The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Mobile Telecommunications	$188	$582

ProFund VP Mobile Telecommunications > 55

PROFUND VP OIL & GAS

INVESTMENT OBJECTIVE

PROFUND VP OIL & GAS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. OIL & GAS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP OIL & GAS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. OIL & GAS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP OIL & GAS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP OIL & GAS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP OIL & GAS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP OIL & GAS is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP OIL & GAS’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP OIL & GAS by showing the variability of PROFUND VP OIL & GAS returns from year to year and by comparing average annual total returns of PROFUND VP OIL & GAS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP OIL & GAS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
17.04%	22.27%	29.36%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP OIL & GAS for one quarter was 14.33% (quarter ended December 31, 2003) and the lowest return was -19.30% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Oil & Gas	29.36%	5.21%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%
Dow Jones U.S. Oil & Gas Index (1)	32.43%	8.51%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Energy Sector Index on December 17, 2004.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP OIL & GAS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.92%

Total Annual Fund Operating Expenses	1.92%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP OIL & GAS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Oil & Gas	$195	$603	$1,037	$2,243

56 < ProFund VP Oil & Gas

PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION

INVESTMENT OBJECTIVE

PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. OIL EQUIPMENT, SERVICES & DISTRIBUTION INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. OIL EQUIPMENT, SERVICES & DISTRIBUTION INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.85%

Total Annual Fund Operating Expenses	1.85%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Oil Drilling Equipment & Services	$188	$582

ProFund VP Oil Equipment, Services & Distribution > 57

PROFUND VP PHARMACEUTICALS

INVESTMENT OBJECTIVE

PROFUND VP PHARMACEUTICALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. PHARMACEUTICALS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP PHARMACEUTICALS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. PHARMACEUTICALS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP PHARMACEUTICALS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP PHARMACEUTICALS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP PHARMACEUTICALS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP PHARMACEUTICALS is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP PHARMACEUTICALS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP PHARMACEUTICALS by showing the variability of PROFUND VP PHARMACEUTICALS returns from year to year and by comparing average annual total returns of PROFUND VP PHARMACEUTICALS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP PHARMACEUTICALS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2003	2004
5.60%	-9.22

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP PHARMACEUTICALS for one quarter was 7.71% (quarter ended June 30, 2003) and the lowest return was -9.40% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Pharmaceuticals	-9.22%	-6.76%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones U.S. Pharmaceuticals Index (1)	-8.28%	-4.79%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP PHARMACEUTICALS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.97%

Total Annual Fund Operating Expenses	1.97%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP PHARMACEUTICALS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Pharmaceuticals	$200	$618	$1,062	$2,296

58 < ProFund VP Pharmaceuticals

PROFUND VP PRECIOUS METALS

INVESTMENT OBJECTIVE

PROFUND VP PRECIOUS METALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES PRECIOUS METALS INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP PRECIOUS METALS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES PRECIOUS METALS INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP PRECIOUS METALS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP PRECIOUS METALS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP PRECIOUS METALS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and FOREIGN INVESTMENT RISK.

In addition to the risks noted above, PROFUND VP PRECIOUS METALS is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on PROFUND VP PRECIOUS METALS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP PRECIOUS METALS by showing the variability of PROFUND VP PRECIOUS METALS returns from year to year and by comparing average annual total returns of PROFUND VP PRECIOUS METALS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP PRECIOUS METALS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Please note that the performance information below reflects performance during periods when PROFUND VP PRECIOUS METALS sought daily investment results, before fees and expenses, that corresponded to the Philadelphia Stock Exchange Gold/Silver Sector Index.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2003	2004
39.23%	-9.92%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP PRECIOUS METALS for one quarter was 18.74% (quarter ended December 31, 2003) and the lowest return was -18.22% (quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Precious Metals	-9.92%	8.09%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones Precious Metals Index (1)(2)	-5.68	12.17
Philadelphia Stock Exchange Gold/Silver Sector Index (1)(2)	-7.70%	12.00%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

(2)	The ProFund VP Precious Metals’ benchmark changed from the Philadelphia Stock Exchange Gold/Silver Sector Index to the Dow Jones Precious Metals Index on June 18, 2004 to reflect a change to the Fund’s investment objective.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP PRECIOUS METALS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.87%

Total Annual Fund Operating Expenses	1.87%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP PRECIOUS METALS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Precious Metals	$190	$588	$1,011	$2,190

ProFund VP Precious Metals > 59

PROFUND VP REAL ESTATE

INVESTMENT OBJECTIVE

PROFUND VP REAL ESTATE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. REAL ESTATE INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP REAL ESTATE invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. REAL ESTATE INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP REAL ESTATE may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP REAL ESTATE will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP REAL ESTATE are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP REAL ESTATE is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment trust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP REAL ESTATE’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP REAL ESTATE by showing the variability of PROFUND VP REAL ESTATE returns from year to year and by comparing average annual total returns of PROFUND VP REAL ESTATE to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP REAL ESTATE or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
0.02%	33.15%	27.20%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP REAL ESTATE for one quarter was 13.97% (quarter ended December 31, 2004) and the lowest return was -9.71% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Real Estate	27.20%	16.86%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%
Dow Jones U.S. Real Estate Index (1)	31.22%	20.56%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP REAL ESTATE. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.93%

Total Annual Fund Operating Expenses	1.93%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP REAL ESTATE with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Real Estate	$196	$606	$1,042	$2,254

60 < ProFund VP Real Estate

PROFUND VP SEMICONDUCTOR

INVESTMENT OBJECTIVE

PROFUND VP SEMICONDUCTOR seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. SEMICONDUCTOR INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SEMICONDUCTOR invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. SEMICONDUCTOR INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP SEMICONDUCTOR may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP SEMICONDUCTOR will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP SEMICONDUCTOR are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and TECHNOLOGY INVESTMENT RISK.

In addition to the risks noted above, PROFUND VP SEMICONDUCTOR is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP SEMICONDUCTOR’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP SEMICONDUCTOR by showing the variability of PROFUND VP SEMICONDUCTOR returns from year to year and by comparing average annual total returns of PROFUND VP SEMICONDUCTOR to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP SEMICONDUCTOR or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2003	2004
88.32%	-23.54

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP SEMICONDUCTOR for one quarter was 25.22% (quarter ended June 30, 2003) and the lowest return was -23.05% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Semiconductor	-23.54%	-10.32%	05/01/02
S&P 500 Index (1)	10.88%	6.04%
Dow Jones U.S. Semiconductor Index (1)	-21.35%	-7.67%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP SEMICONDUCTOR. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.99%

Total Annual Fund Operating Expenses	1.99%
Fee Waivers/Reimbursements**	-0.01%

Total Net Annual Fund Operating Expenses	1.98%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP SEMICONDUCTOR with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Semiconductor	$201	$623	$1,072	$2,316

ProFund VP Semiconductor > 61

PROFUND VP TECHNOLOGY

INVESTMENT OBJECTIVE

PROFUND VP TECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. TECHNOLOGY SECTOR INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP TECHNOLOGY invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. TECHNOLOGY SECTOR INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP TECHNOLOGY may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP TECHNOLOGY will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP TECHNOLOGY are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and TECHNOLOGY INVESTMENT RISK. Stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP TECHNOLOGY’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP TECHNOLOGY by showing the variability of PROFUND VP TECHNOLOGY and by comparing average annual total returns of to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP TECHNOLOGY or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
40.68%	45.97%	-0.43%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP TECHNOLOGY for one quarter was 21.41% (quarter ended December 31, 2002) and the lowest return was -27.58% (quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Technology	-0.43%	-15.44%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%
Dow Jones U.S. Technology Sector Index (1)	1.76%	-12.93%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP TECHNOLOGY. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.87%

Total Annual Fund Operating Expenses	1.87%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP TECHNOLOGY with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Technology	$190	$588	$1,011	$2,190

62 < ProFund VP Technology

PROFUND VP TELECOMMUNICATIONS

INVESTMENT OBJECTIVE

PROFUND VP TELECOMMUNICATIONS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP TELECOMMUNICATIONS invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP TELECOMMUNICATIONS may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP TELECOMMUNICATIONS will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP TELECOMMUNICATIONS are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP TELECOMMUNICATIONS is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP TELECOMMUNICATIONS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP TELECOMMUNICATIONS by showing the variability of PROFUND VP TELECOMMUNICATIONS returns from year to year and by comparing average annual total returns of PROFUND VP TELECOMMUNICATIONS to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP TELECOMMUNICATIONS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
-37.83%	2.46%	15.56%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP TELECOMMUNICATIONS for one quarter was 34.64% (quarter ended December 31, 2002) and the lowest return was -26.49% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Telecommunications	15.56%	-14.91%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%
Dow Jones U.S. Telecommunications Sector Index (1)	18.70%	-11.12%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP TELECOMMUNICATIONS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.95%

Total Annual Fund Operating Expenses	1.95%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP TELECOMMUNICATIONS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Telecommunications	$198	$612	$1,052	$2,275

ProFund VP Telecommunications > 63

PROFUND VP UTILITIES

INVESTMENT OBJECTIVE

PROFUND VP UTILITIES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the DOW JONES U.S. UTILITIES SECTOR INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP UTILITIES invests in EQUITY SECURITIES and/or FINANCIAL INSTRUMENTS that, in combination, are expected to have similar daily return characteristics as the DOW JONES U.S. UTILITIES SECTOR INDEX (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to EQUITY SECURITIES contained in the Index and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP UTILITIES may use SAMPLING TECHNIQUES in seeking its investment objective. Assets not invested in EQUITY SECURITIES or FINANCIAL INSTRUMENTS may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS. PROFUND VP UTILITIES will have industry concentrations to approximately the same extent as its Index.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP UTILITIES are ACTIVE INVESTOR RISK, MARKET RISK, EQUITY RISK, CONCENTRATION RISK, CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

In addition to the risks noted above, PROFUND VP UTILITIES is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on PROFUND VP UTILITIES’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP UTILITIES by showing the variability of PROFUND VP UTILITIES returns from year to year and by comparing average annual total returns of PROFUND VP UTILITIES to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP UTILITIES or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2002	2003	2004
-23.94%	21.37%	21.07%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP UTILITIES for one quarter was 18.69% (quarter ended June 30, 2003) and the lowest return was -20.47% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Utilities	21.07%	-2.10%	01/22/01
S&P 500 Index (1)	10.88%	-0.97%
Dow Jones U.S. Utilities Sector Index (1)	24.04%	0.76%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP UTILITIES. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.95%

Total Annual Fund Operating Expenses	1.95%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP UTILITIES with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Utilities	$198	$612	$1,052	$2,275

64 < ProFund VP Utilities

PROFUND VP U.S. GOVERNMENT PLUS MAY BE APPROPRIATE FOR INVESTORS WHO:

•	expect the price on the most recently issued 30-year U.S. Treasury Bond to increase.

PROFUND VP RISING RATES OPPORTUNITY® MAY BE APPROPRIATE FOR INVESTORS WHO:

•	expect the price on the most recently issued 30-year U.S. Treasury Bond to decrease.

•	are attempting to hedge the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

CURRENCY PROFUNDS VP (RISING U.S. DOLLAR AND FALLING U.S. DOLLAR) MAY ALSO BE APPROPRIATE FOR INVESTORS WHO:

•	Expect the value of the dollar to rise or fall relative to the foreign currencies represented in the U.S. Dollar Index®.

CURRENCY/BOND BENCHMARKED PROFUNDS VP

PROFUND VP	SECURITY	DAILY BENCHMARK
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse
Rising U.S. Dollar	US Dollar Index®	100%
Falling U.S. Dollar	US Dollar Index®	100% of the Inverse

Currency/Bond Benchmarked ProFunds VP > 65

PROFUND VP U.S. GOVERNMENT PLUS

INVESTMENT OBJECTIVE

PROFUND VP U.S. GOVERNMENT PLUS seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of PROFUND VP U.S. GOVERNMENT PLUS generally should decrease as interest rates rise. If PROFUND VP U.S. GOVERNMENT PLUS is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP U.S. GOVERNMENT PLUS invests in DEBT INSTRUMENTS and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. GOVERNMENT SECURITIES and/or FINANCIAL INSTRUMENTS with similar economic characteristics. PROFUND VP U.S. GOVERNMENT PLUS will employ LEVERAGED INVESTMENT TECHNIQUES in seeking its investment objective.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP U.S. GOVERNMENT PLUS are ACTIVE INVESTOR RISK, MARKET RISK, DEBT INSTRUMENT RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, INTEREST RATE RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VOLATILITY RISK.

An investment in PROFUND VP U.S. GOVERNMENT PLUS is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on PROFUND VP U.S. GOVERNMENT PLUS’ investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP U.S. GOVERNMENT PLUS by showing the variability of PROFUND VP U.S. GOVERNMENT PLUS returns from year to year and by comparing average annual total returns of PROFUND VP U.S. GOVERNMENT PLUS to a broad measure of market performance and to the Long Bond. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP U.S. GOVERNMENT PLUS or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART OF ANNUAL RETURNS]

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

2003	2004
2.55%	8.18%

During the period covered in the bar chart, the highest return on shares of PROFUND VP U.S. GOVERNMENT Plus for one quarter was 8.71% (quarter ended September 30, 2004) and the lowest return was -8.12% (quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP U.S. Government Plus	8.18%	8.15%	05/01/02
Lehman Brothers U.S. Treasury:
Long-Term Total Return Index (1)	7.18%	8.57%
Most recently issued Long Bond (2)	8.86%	9.39%

(1)	The Lehman Brothers U.S. Treasury: Long-Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. Reflects no deduction for fees or expenses. Since Inception returns are calculated from the date the Fund commenced operations.

(2)	Reflects no deduction for fees or expenses. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP U.S. GOVERNMENT PLUS. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.86%
Total Annual Fund Operating Expenses	1.61%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP U.S. GOVERNMENT PLUS with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP U.S. Government Plus	$164	$508	$876	$1,911

66 < Profund VP U.S. Government Plus

PROFUND VP RISING RATES OPPORTUNITY

INVESTMENT OBJECTIVE

PROFUND VP RISING RATES OPPORTUNITY seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of PROFUND VP RISING RATES OPPORTUNITY generally should decrease as interest rates fall.

If PROFUND VP RISING RATES OPPORTUNITY is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP RISING RATES OPPORTUNITY takes positions in DEBT INSTRUMENTS and/or FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily return of the Long Bond. PROFUND VP RISING RATES OPPORTUNITY will employ LEVERAGED INVESTMENT TECHNIQUES in seeking its investment objective.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP RISING RATES OPPORTUNITY are ACTIVE INVESTOR RISK, MARKET RISK, DEBT INSTRUMENT RISK, INVERSE CORRELATION RISK, CORRELATION RISK, LEVERAGE RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON DIVERSIFICATION RISK, INTEREST RATE RISK, SHORT SALE RISK, REPURCHASE AGREEMENT RISK, COUNTERPARTY RISK, CREDIT RISK and VOLATILITY RISK.

In addition, PROFUND VP RISING RATES OPPORTUNITY is required to take short positions with respect to the Long Bond under which PROFUND VP RISING RATES OPPORTUNITY is obligated to pay an amount equal to the current yield over the term of the transaction. Accordingly, PROFUND VP RISING RATES OPPORTUNITY bears the risk that the costs of these positions will exceed other aspects of total return, which would cause PROFUND VP RISING RATES OPPORTUNITY to lose value.

For more information on PROFUND VP RISING RATES OPPORTUNITY’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP RISING RATES OPPORTUNITY by showing the variability of PROFUND VP RISING RATES OPPORTUNITY returns from year to year and by comparing average annual total returns of PROFUND VP RISING RATES OPPORTUNITY to a broad measure of market performance and to the Long Bond. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP RISING RATES OPPORTUNITY or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

[CHART ANNUAL RETURN]

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

2003	2004
-4.11%	-10.89%

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP RISING RATES OPPORTUNITY for one quarter was 7.47% (quarter ended June 30, 2004) and the lowest return was -8.58% (quarter ended September 30, 2004).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Rising Rates Opportunity	-10.89%	-12.86%	05/01/02
Lehman Brothers U.S. Treasury:
Long-Term Total Return Index (1)	7.18%	8.57%
Most recently issued Long Bond (2)	8.86%	9.39%

(1)	The Lehman Brothers U.S. Treasury: Long-Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. Reflects no deduction for fees or expenses. Since Inception returns are calculated from the date the Fund commenced operations.

(2)	Reflects no deduction for fees or expenses. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP RISING RATES OPPORTUNITY. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.75%
Total Annual Fund Operating Expenses	1.75%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP RISING RATES OPPORTUNITY with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YEARS ProFund VP Rising Rate Opportunity	$178	$551	$949	$2,062

Profund VP Rising Rates Opportunity > 67

PROFUND VP RISING U.S. DOLLAR

INVESTMENT OBJECTIVE

PROFUND VP RISING U.S. DOLLAR seeks daily investment results, before fees and expenses, that correspond to the daily performance of the US DOLLAR INDEX.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP RISING U.S. DOLLAR takes positions in FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as the US DOLLAR INDEX. PROFUND VP RISING U.S. DOLLAR’S assets will have significant inverse exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in forward currency contracts. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. When combined with an investment in a U.S. dollar-denominated money market instrument, the investment result should approximate that of a direct investment in a foreign currency-denominated instrument. Assets not invested in FINANCIAL INSTRUMENTS exposed to hard currencies may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP RISING U.S. DOLLAR are ACTIVE INVESTOR RISK, MARKET RISK, CORRELATION RISK, EXCHANGE RATE RISK, FOREIGN INVESTMENT RISK, COUNTERPARTY RISK, FOREIGN CURRENCY RISK, FOREIGN MONEY MARKETS RISK, LIQUIDITY RISK, TAX RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK and REPURCHASE AGREEMENT RISK.

For more information on PROFUND VP RISING U.S. DOLLAR’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

PROFUND VP RISING U.S. DOLLAR has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP RISING U.S. DOLLAR. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.80%
Total Annual Fund Operating Expenses	1.80%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP RISING U.S. DOLLAR with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Rising U.S. Dollar	$183	$566

68 < Profund VP Rising U.S. Dollar

PROFUND VP FALLING U.S. DOLLAR

INVESTMENT OBJECTIVE

PROFUND VP FALLING U.S. DOLLAR seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the US DOLLAR INDEX.

If PROFUND VP FALLING U.S. DOLLAR is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the US DOLLAR INDEX (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP FALLING U.S. DOLLAR takes positions directly in FINANCIAL INSTRUMENTS that, in combination, should have similar daily return characteristics as inverse of the US Dollar Index. PROFUND VP FALLING U.S. DOLLAR’S assets will be exposed significantly to “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in forward currency contracts. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Assets not invested in FINANCIAL INSTRUMENTS exposed to hard currencies may be invested in DEBT INSTRUMENTS or MONEY MARKET INSTRUMENTS.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP FALLING U.S. DOLLAR are ACTIVE INVESTOR RISK, MARKET RISK, CORRELATION RISK, EXCHANGE RATE RISK, FOREIGN CURRENCY RISK, FOREIGN INVESTMENT RISK, FOREIGN MONEY MARKET RISK, INVERSE CORRELATION RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, NON-DIVERSIFICATION RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK.

PROFUND VP FALLING U.S. DOLLAR is not guaranteed to achieve its investment objective, and an investment in PROFUND VP FALLING U.S. DOLLAR could lose money. PROFUND VP FALLING U.S. DOLLAR is not a complete investment program. For more information on PROFUND VP FALLING U.S. DOLLAR’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” on page 7.

FUND PERFORMANCE

PROFUND VP FALLING U.S. DOLLAR has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP FALLING U.S. DOLLAR. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.80%
Total Annual Fund Operating Expenses	1.80%

*	“Other expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP FALLING U.S. DOLLAR with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS
ProFund VP Falling U.S. Dollar	$183	$566

Profund VP Falling U.S. Dollar > 69

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70

PROFUND VP MONEY MARKET MAY

BE APPROPRIATE FOR INVESTORS WHO:

•	seek current income consistent with liquidity and preservation of capital.

PROFUND VP MONEY MARKET

ProFund VP Money Market > 71

PROFUND VP MONEY MARKET

INVESTMENT OBJECTIVE

PROFUND VP MONEY MARKET seeks a high level of current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY

PROFUND VP MONEY MARKET may invest in high-quality, shortterm, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: DEBT INSTRUMENTS, U.S. GOVERNMENT SECURITIES and REPURCHASE AGREEMENTS. PROFUND VP MONEY MARKET may also invest in ASSET-BACKED SECURITIES.

In order to maintain a stable share price, it maintains a dollarweighted average maturity of 90 days or less. Generally, securities in PROFUND VP MONEY MARKET are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. PROFUND VP MONEY MARKET also may invest in securities that have features that reduce their effective maturities to 397 days or less on their purchase date. PROFUND VP MONEY MARKET buys U.S. Government debt obligations, MONEY MARKET INSTRUMENTS and other debt obligations that at the time of purchase:

•	have received the highest short-term rating from two nationally recognized statistical rating organizations;

•	have received the highest short-term rating from one rating organization (if only one organization rates the security);

•	if unrated, are determined to be of similar quality by ProFund Advisors; or

•	have no short-term rating, but are rated in the three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

Because many of the principal investments of PROFUND VP MONEY MARKET are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks. PROFUND VP MONEY MARKET may invest in other types of instruments, as described in the Statement of Additional Information.

PRINCIPAL RISK CONSIDERATIONS

The principal risks of investing in PROFUND VP MONEY MARKET are MARKET RISK, INTEREST RATE RISK, DEBT INSTRUMENT RISK, ACTIVE INVESTOR RISK, COUNTERPARTY RISK, CREDIT RISK and REPURCHASE AGREEMENT RISK. In addition, PROFUND VP MONEY MARKET is also subject to the following risks:

•	Security Selection Risk: While PROFUND VP MONEY MARKET invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities, in which the Fund invests will not perform as expected. This could cause PROFUND VP MONEY MARKET’S returns to lag behind those of similar money market funds.

•	Prepayment Risk: When a bond issuer, such as an issuer of assetbacked securities, retains the right to pay off a high-yielding bond before it comes due, PROFUND VP MONEY MARKET may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce PROFUND VP MONEY MARKET’S income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

•	Financial Services Industry Concentration Risk: Because PROFUND VP MONEY MARKET may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in PROFUND VP MONEY MARKET is not a deposit in a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While PROFUND VP MONEY MARKET seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that PROFUND VP MONEY MARKET will do so, and you could lose money by investing in this ProFund VP.

For more information on PROFUND VP MONEY MARKET’S investment strategies and risks, including a description of the terms in BOLD, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

FUND PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in PROFUND VP MONEY MARKET by showing the variability of PROFUND VP MONEY MARKET returns from year to year. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP MONEY MARKET or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR

[CHART OF ANNUAL RETURN AS OF DECEMBER 31 EACH YEAR]

2002	0.21%
2003	0.12
2004	0.08

[END CHART]

During the period covered in the bar chart, the highest return on shares of PROFUND VP MONEY MARKET for one quarter was 0.09% (quarter ended December 31, 2002) and the lowest return was 0.00% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2004	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
ProFund VP Money Market	0.08%	0.15%	10/29/01

The 7-day yield (the income for the previous 7 days projected over a full year) for PROFUND VP MONEY MARKET as of December 31, 2004 was 0.72%.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of PROFUND VP MONEY MARKET. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.35%

Total Annual Fund Operating Expenses	1.35%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and other certain miscellaneous expenses.

EXAMPLE: This example is intended to help you compare the cost of investing in PROFUND VP MONEY MARKET with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ProFund VP Money Market	$137	$428	$739	$1,624

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GENERAL PROFUNDS VP INFORMATION

“Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order.”

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CALCULATING SHARE PRICES

The price at which you purchase, redeem and exchange shares is the next computed net asset value (NAV) per share next determined after your transaction request is received in good order. Each ProFund VP determines its net asset value per share by taking the market value of the ProFund VP’s assets, subtracting any ProFund VP’s liabilities, and dividing that amount by the number of the ProFund VP’s outstanding shares.

Each ProFund VP normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business.

The NAV of shares of PROFUND VP ULTRAEUROPE is determined as of the latest close of trading of the three exchanges tracked by the ProFunds Europe Index (ordinarily 2:00 PM Eastern time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business.

To the extent a ProFund VP’s portfolio investments trade in markets on days when a ProFund VP is not open for business, the value of the ProFund VP’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund VP is open for business. If the exchange or market on which a ProFund VP’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds VP may close early on the day before certain holidays and the day after Thanksgiving.

A ProFund VP’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflect fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFund’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund VP sold it. See the Statement of Additional Information for more details.

PROFUND VP MONEY MARKET uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

NYSE HOLIDAY SCHEDULE: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

LONDON STOCK EXCHANGE, FRANKFURT STOCK EXCHANGE OR PARIS BOURSE HOLIDAY SCHEDULE: New Year’s Day, Good Friday and Easter Monday, May Day, Spring Bank Holiday, Pentecost Monday, Bastille Day, Summer Bank Holiday, Christmas Day, Boxing Day. Please note that holiday schedules are subject to change without notice.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds VP intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains
ProFund Name	Accrued	Paid	Paid
VP Money Market	Daily	Monthly	Annually*
VP U.S. Government Plus	Daily	Monthly	Annually*
VP Real Estate	Quarterly	Quarterly	Annually*
All other ProFunds VP	Annually	Annually	Annually

*	ProFund VP Money Market, ProFund VP U.S. Government Plus and ProFund VP Real Estate reserve the right to include in a dividend any short-term capital gains on securities that they sell.

Each ProFund VP will reinvest distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash distribution. Certain investment strategies employed by certain ProFunds VP may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. ProFunds does not announce dividend distribution dates in advance. Each ProFund VP may declare additional capital gains distributions during a year.

PROFUND VP MONEY MARKET may revise its policies, postpone the payment of dividends and interest, or take other actions in order to maintain a constant NAV.

PURCHASING AND REDEEMING SHARES

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for

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GENERAL PROFUNDS VP INFORMATION

variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Investors do not contact ProFunds VP directly to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

DISTRIBUTION (12B-1) PLAN FEES

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds VP, including compensating ProFunds Distributors, Inc. (the “Distributor”) and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund VP contained in this Prospectus.

In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services.

A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, providing the ProFunds VP with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds VP on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund VP, all other ProFunds VP, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds VP and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds VP. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds VP and to encourage the sale of ProFund VP shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than ProFunds VP make payments (including, without limi-tation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds VP) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR AND REVIEW CAREFULLY ANY DISCLOSURE BY THE FINANCIAL FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

For further details about payments made by the Distributor or ProFund Advisors to financial firms, please see the SAI.

SERVICE FEES

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no

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cost to the ProFunds VP, amounts to insurers, broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub-administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the ProFunds VP policies and procedures with respect to the disclosure of each ProFund VP’s portfolio securities is available in the ProFunds VP’s Statement of Additional Information.

FREQUENT PURCHASES AND REDEMPTIONS OF PROFUND VP SHARES

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund VP shares. The ProFunds VP impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund VP shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds VP may reject any purchase request for any reason.

As noted under “ProFunds VP Strategies and Risks—Discussion of Principal Risks—Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs of the Funds. In addition, large movements of assets into and out of a Fund may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

TAX INFORMATION

Each ProFund VP intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If each ProFund VP qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed.

An insurance company separate account that funds variable life insurance contracts can “look through” a qualifying regulated investment company to determine its own diversification. Consequently, each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement or otherwise fails to qualify as a regulated investment company for any taxable year, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. In addition, if the IRS finds an impermissible level of “investor control” of ProFunds VP shares in connection with variable contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Code will no longer be available. Please see Statement of Additional Information for further discussion.

Investments in securities of foreign issuers may be subject to withholding and other taxed at the source, including on dividend or interest payments. In that case, the Fund’s yield on those securities would be decreased.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

The discussion above is generally based on the assumption that the shares of each ProFund VP will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the ProFund VP shares will be currently taxed on ProFund VP distributions, and on the proceeds of any redemption of ProFund VP shares, under the Code rules.

INDEX INFORMATION

A description of the indices currently underlying each ProFund VP’s benchmark are set forth below.

The S&P 500 INDEX is a measure of large-cap U.S. stock market performance. It is a float adjusted capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted;after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis.

The S&P MIDCAP 400 INDEX is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis. As of March 31, 2005, the S&P MidCap 400 Index included companies with capitalizations between $272.4 million and $9.1 billion.

The RUSSELL 2000 INDEX is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index. As of March 31, 2005, the Russell 2000 Index included companies with capitalizations between $29.3 million and $6.1 billion.

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GENERAL PROFUNDS VP INFORMATION

The NASDAQ-100 INDEX includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology. Reconstitution and rebalancing occurs on an annual, quarterly, and ongoing basis.

The S&P 500/BARRA VALUE INDEX is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Value Index included 322 companies with capitalizations between $734.8 million and $234.8 billion.

The S&P 500/BARRA GROWTH INDEX is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Growth Index included 178 companies with capitalizations between $572.0 billion and $382.2 billion.

The S&P MIDCAP 400/BARRA VALUE INDEX is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Value Index included 218 companies with capitalizations between $272.4 million and $9.1 billion.

The S&P MIDCAP 400/BARRA GROWTH INDEX is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Growth Index included 182 companies with capitalizations between $592.7 million and $9.1 billion.

The S&P SMALLCAP 600/BARRA VALUE INDEX is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Value Index included 356 companies with capitalizations between $44.1 million and $3.0 billion.

The S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Growth Index included 244 companies with capitalizations between $117.1 million and $5.3 billion.

The PROFUNDS ASIA 30 INDEX, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2005, the ProFunds Asia 30 Index included companies with capitalizations between $298.3 million and $109.3 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The PROFUNDS EUROPE 30 INDEX, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2005, the ProFunds Europe 30 Index included companies with capitalizations between $276.8 billion and $222.2 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The NIKKEI 225 STOCK AVERAGE INDEX (Nikkei Index) is a modified price-weighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei Index is calculated from the prices of the 225 Tokyo Stock Exchange (TSE) First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Nikkei Index are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, considers company specific information and the overall composition of the Index.

PROFUNDS EUROPE INDEX (“PEI”) is a combined measure of European stock performance created by ProFund Advisors from the leading stock indices of Europe’s three largest economies giving equal weight to each index each day. The PEI averages the daily U.S. dollar results of the following three indices:

•	The Financial Times Stock Exchange 100 Index - A capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange;

•	The Deutsche Aktienindex - A total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange; and

•	The CAC-40 - A capitalization-weighted index of 40 companies listed on the Paris Stock Exchange.

The DOW JONES U.S. AIRLINES INDEX measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As

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of March 31, 2005, the average capitalization of the Index was approximately $2.0 billion.

The DOW JONES U.S. BANKS INDEX measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2005, the average capitalization of the Index was approximately $12.4 billion.

The DOW JONES U.S. BASIC MATERIALS SECTOR INDEX measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2005, the average capitalization of the Index was approximately $5.4 billion.

The DOW JONES U.S. BIOTECHNOLOGY INDEX measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2005, the average capitalization of the Index was approximately $3.7 billion.

The DOW JONES U.S. CONSUMER GOODS INDEX measures the performance of the consumer goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and nondurable household product manufacturers, cosmetic companies, food and tobacco products. As of March 31, 2005, the average capitalization of the Index was approximately $7.8 billion.

The DOW JONES U.S. CONSUMER SERVICES INDEX measures the performance of the consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of March 31, 2005, the average capitalization of the Index was approximately $6.8 billion.

The DOW JONES U.S. FINANCIALS INDEX measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies;companies that invest, directly or indirectly in real estate;diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers;and publicly traded stock exchanges. As of March 31, 2005, the average capitalization of the Index was approximately $8.6 billion.

The DOW JONES U.S. HEALTH CARE INDEX measures the performance of the health care economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2005, the average capitalization of the Index was approximately $9.0 billion.

The DOW JONES U.S. INDUSTRIALS INDEX measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2005, the average capitalization of the Index was approximately $6.4 billion.

The DOW JONES COMPOSITE INTERNET INDEX measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce—companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services—companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2005, the average capitalization of the Index was approximately $2.8 billion.

The DOW JONES U.S. LEISURE GOODS INDEX measures the performance of the leisure goods industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2005, the average capitalization of the Index was approximately $3.2 billion.

The DOW JONES U.S. MOBILE TELECOMMUNICATIONS INDEX measures the performance of the mobile telecommunications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2005, the average capitalization of the Index was approximately $8.5 billion.

The DOW JONES U.S. OIL & GAS INDEX measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The DOW JONES U.S. OIL EQUIPMENT, SERVICES & DISTRIBUTION INDEX measures the performance of the oil equipment, services and distribution industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The DOW JONES U.S. PHARMACEUTICALS INDEX measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2005, the average capitalization of the Index was approximately $24.9 billion.

The DOW JONES PRECIOUS METALS INDEX measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted market-capitalization weighted index with an average capitalization as of March31, 2005 of approximately $4.9 billion.

The DOW JONES U.S. REAL ESTATE INDEX measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2005, the average capitalization of the Index was approximately $2.9 billion.

The DOW JONES U.S. SEMICONDUCTOR INDEX measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products

78 < General ProFunds VP Information

GENERAL PROFUNDS VP INFORMATION

such as circuit boards and motherboards. As of March 31, 2005, the average capitalization of the Index was approximately $5.1 billion.

The DOW JONES U.S. TECHNOLOGY SECTOR INDEX measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2005, the average capitalization of the Index was approximately $6.7 billion.

The DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2005, the average capitalization of the Index was approximately $16.3 billion.

The DOW JONES U.S. UTILITIES SECTOR INDEX measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2005, the average capitalization of the Index was approximately $6.0 billion.

The US DOLLAR INDEX® (USDX®) is a geometric trade- weighted average of the US Dollar’s value against a basket of six major world currencies. Those currencies and their weightings are: Euro 57.6%; Japanese Yen 13.6%, British Pound 11.9%, Canadian dollar 9.1%; Swedish Krona 4.2% and Swiss Franc 3.6%. These weightings are currently fixed.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, “S&P 500/Barra Value Index”, “S&P 500/Barra Growth Index”, “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,”“S&P SmallCap 600/BarraGrowth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” “DJIA,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Russell 2000® Index” is a trademark of the Frank Russell Company. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver Sector(SM)” and “XAU(SM)” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. “New York Board of Trade®”, “NYBOT®”, “The U.S. Dollar Index®” and “USDX®” are trademarks or service marks of the Board of Trade of the City of New York, Inc. and are licensed for use by ProFunds. The ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

DOW JONES DOES NOT:

•	Sponsor, endorse, sell or promote PROFUND VP ULTRADOW 30 or SECTOR PROFUNDS VP (together, the “ProFunds VP”).

•	Recommend that any person invest in the ProFunds VP or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.

•	Have any responsibility or liability for the administration, management of marketing of the ProFunds VP.

•	Consider the needs of the ProFunds VP or the owners of the ProFunds VP in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds VP, the owner of the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

The PROFUND VP RISING U.S. DOLLAR and PROFUND VP FALLING U.S. DOLLAR are not sponsored, endorsed, sold or promoted by Board of Trade of the City of New York, Inc. (“NYBOT”). NYBOT makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the NYBOT U.S. Dollar Index® to track market performance of any Funds. NYBOT’s only relationship to Licensee is the commitment to license certain names and marks and of the NYBOT U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Funds. NYBOT has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NYBOT U.S. Dollar Index®. NYBOT is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of the Funds. NYBOT has no obligation or liability in connection with the administration, purchase, sale, marketing, promotion or trading of the Funds.

NYBOT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. NYBOT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NYBOT® U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER, IN CONNECTION WITH THE PURCHASE, SALE OR TRADING OF ANY PRODUCT, OR FOR ANY OTHER USE. NYBOT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

General ProFunds VP Information > 79

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80

PROFUNDS MANAGEMENT

“The Board of Trustees is responsible for the general supervision of the Trust, including the ProFunds VP. The Trust’s officers are responsible for the day-to-day operations of the ProFunds VP.”

ProFunds Management > 81

PROFUNDS MANAGEMENT

BOARD OF TRUSTEES AND OFFICERS

The ProFunds VP are series of ProFunds (the “Trust”), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust’s officers are responsible for day-to-day operations of the ProFunds VP.

INVESTMENT ADVISER

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP and provides management services to the ProFunds VP. ProFund Advisors has served as the investment advisor and management services provider since ProFunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each ProFund VP, except ProFund VP UltraEurope and ProFund VP U.S. Government Plus, for which it is entitled to receive annual fees equal to 0.90% and 0.50%, respectively, of the average daily net assets of each such ProFund VP. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2004, each ProFund VP which had a full year of operations, paid ProFund Advisors fees in the following amounts (fees paid reflect the effect of expense limitation arrangements in place for the period):

FEES PAID (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Bull 0.75%
Small-Cap	0.75%
OTC	0.75%
Mid-Cap Value	0.75%
Mid-Cap Growth	0.75%
Small-Cap Value	0.75%
Small-Cap Growth	0.75%
Asia 30	0.75%
Europe 30	0.75%
Japan	0.75%
UltraBull	0.75%
UltraMid-Cap	0.75%
UltraSmall-Cap	0.75%
UltraOTC	0.75%
Bear	0.75%
Short Small-Cap	0.68%
Short OTC	0.75%
Banks	0.75%
Basic Materials	0.75%
Biotechnology	0.75%
Consumer Goods	0.75%
Consumer Services	0.56%
Financials	0.75%
Health Care	0.75%
Industrials	0.74%
Internet	0.75%
Oil & Gas	0.75%
Pharmaceuticals	0.75%
Precious Metals	0.75%
Real Estate	0.75%
Semiconductor	0.74%
Technology	0.75%
Telecommunications	0.75%
Utilities	0.75%
U.S. Government Plus	0.50%
Rising Rates Opportunity	0.75%
Money Market	0.66%

ProFund Advisors’ operations are overseen by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

MICHAEL L. SAPIR, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

LOUIS M. MAYBERG, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

WILLIAM E. SEALE, Ph.D., Chief Economist of ProFund Advisors since 2005. Chief Investment Officer from 2003-2004 and Director of Portfolio from 1997-2003, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

PORTFOLIO MANAGEMENT

Each ProFund VP is managed by an investment team overseen by George O. Foster, Director of Portfolio.

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed ProFunds VP:

ProFund VP: Bull, Mid-Cap, Small-Cap, OTC, Asia 30, Europe 30, Japan, Bull Plus, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraDow 30, UltraOTC, UltraEurope, Bear, Short Mid-Cap, Short Small-Cap, Short OTC, UltraBear and UltraShort OTC.

NAME AND TITLE	START DATE - LENGTH OF SERVICE	BUSINESS EXPERIENCE DURING LAST 5 YEARS
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors - Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Elisa Petit - Team Leader, Portfolio Manager	Since 3/02/2000	ProFund Advisors - Team Leader since April 2002, Portfolio Manager since March 2000.
Olessia Burner - Portfolio Manager	Since 8/18/1998	ProFund Advisors - Portfolio Manager since November 2004, Portfolio Analyst August 1998 to November 2004.
Howard Rubin - Senior Portfolio Manager	Since 4/10/2000	ProFund Advisors - Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.
Erik Berke, CFA - Associate Portfolio Manager	Since 1/18/2005	ProFund Advisors - Associate Portfolio Manager since January 2005; AIM Investments Trader, October 2001 to January 2005; Goldman Sachs’ Hill Group, LLC - Associate, August 1999 to July 2001.

82 < ProFunds Management

PROFUNDS MANAGEMENT

ProFund VP: Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, and all Sector ProFundsVP.

NAME AND TITLE	START DATE - LENGTH OF SERVICE	BUSINESS EXPERIENCE DURING LAST 5 YEARS
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors - Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Hratch Najarian - Associate Portfolio Manager	Since 7/17/2000	ProFund Advisors - Associate Portfolio Manager since November 2004, Portfolio Analyst July 2003 to November 2004, Junior Analyst April 2002 to July 2003, Institutional Client Services Representative July 2000 to April 2002.
Michael Neches - Portfolio Analyst	Since 3/27/2000	ProFund Advisors - Portfolio Analyst since November 2004, Junior Analyst May 2001 to November 2004, Portfolio Intern March 2000 to May 2001.

ProFund VP: U.S. Government Plus, Rising Rates Opportunity

NAME AND TITLE	START DATE - LENGTH OF SERVICE	BUSINESS EXPERIENCE DURING LAST 5 YEARS
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors - Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Christian Saarbach - Portfolio Analyst	Since 6/17/2002	ProFund Advisors - Portfolio Analyst since November 2004, Junior Portfolio Analyst June 2002 to November 2004; Intern, Salomon Smith Barney September 2001 to May 2002; Intern, Legg Mason June 2001 to August 2001 and the Johns Hopkins Bloomberg School of Public Health June 2000 to August 2000 and June 2001 to August 2001.
Howard Rubin - Senior Portfolio Manager	Since 4/10/2000	ProFund Advisors - Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

ProFund VP: Rising U.S. Dollar, Falling U.S. Dollar

NAME AND TITLE	START DATE - LENGTH OF SERVICE	BUSINESS EXPERIENCE DURING LAST 5 YEARS
George O. Foster - Director of Portfolio	Since 10/18/1999	ProFund Advisors - Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Elisa Petit - Team Leader, Portfolio Manager	Since 3/02/2000	ProFund Advisors - Team Leader since April 2002, Portfolio Manager since March 2000.
Howard Rubin - Senior Portfolio Manager	Since 4/10/2000	ProFund Advisors - Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

The SAI provides additional information about Portfolio Manager compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds VP.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, acts as the distributor of ProFund VP shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for such services. During the year ended December 31, 2004, each ProFund VP which had a full year of operations paid ProFund Advisors fees for management services in the following amounts (fees paid reflect the effect of expense limitation arrangements in place for the period):

FEES PAID (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Bull 0.15%
Small-Cap	0.15%
OTC	0.15%
Mid-Cap Value	0.15%
Mid-Cap Growth	0.15%
Small-Cap Value	0.15%
Small-Cap Growth	0.15%
Asia 30	0.15%
Europe 30	0.15%
Japan	0.15%
UltraBull	0.15%
UltraMid-Cap	0.15%
UltraSmall-Cap	0.15%
UltraOTC	0.15%
Bear	0.15%
Short Small-Cap	0.14%
Short OTC	0.15%
Banks	0.15%
Basic Materials	0.15%
Biotechnology	0.15%
Consumer Goods	0.15%
Consumer Services	0.11%
Financials	0.15%
Health Care	0.15%
Industrials	0.15%
Internet	0.15%
Oil & Gas	0.15%
Pharmaceuticals	0.15%
Precious Metals	0.15%
Real Estate	0.15%
Semiconductor	0.15%
Technology	0.15%
Telecommunications	0.15%
Utilities	0.15%
U.S. Government Plus	0.15%
Rising Rates Opportunity	0.15%
Money Market	0.13%

ProFunds Management > 83

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84

THE FOLLOWING TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL HISTORY OF EACH PROFUND VP FOR THE PAST FIVE YEARS (OR SINCE INCEPTION, IF SHORTER).

No information is presented for PROFUND VP MID-CAP, PROFUND VP BULL PLUS, PROFUND VP ULTRADOW 30, PROFUND VP ULTRAEUROPE, PROFUND VP ULTRABEAR, PROFUND VP ULTRASHORT OTC, PROFUND VP AIRLINES, PROFUND VP LEISURE GOODS, PROFUND VP MOBILE TELECOMMUNICATIONS, PROFUND VP OIL EQUIPMENT, SERVICES & DISTRIBUTION, PROFUND VP RISING U.S. DOLLAR, and Profund VP FALLING U.S. DOLLAR, as these ProFunds VP were not open for investment as of December 31, 2004. Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a ProFund VP, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the financial statements of the ProFunds VP, appears in the Annual Report of the ProFunds VP which is readily available upon request.

FINANCIAL HIGHLIGHTS

Financial Highlights > 85

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP BULL

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD MAY 1, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$25.72	$20.48		$26.94		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.06 (b)	(0.05	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	2.19	5.29		(6.42)		(2.95)

Total income (loss) from investment activities	2.25	5.24		(6.46)		(3.06)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.38)	—		—		—

NET ASSET VALUE, END OF PERIOD	$27.59	$25.72		$20.48		$26.94

TOTAL RETURN	8.83%	25.59%		(23.98)%		(10.20	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.78%	1.87%		1.91%		2.25%
Net expenses(d)	1.78%	1.87%		1.91%		2.25%
Net investment income (loss)(d)	0.22%	(0.24)%		(0.18)%		(0.60)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$391,257	$223,123		$92,750		$20,586
Portfolio turnover rate(e)	202%	392%		260%		325	%(c)

(a)	Commencement of operations.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

86 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP SMALL-CAP

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD MAY 1, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$31.62		$22.15		$28.56		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.14	)(b)	(0.14	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments	5.37		9.61		(6.25)		(1.34)

Total income (loss) from investment activities	5.23		9.47		(6.41)		(1.44)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.92)		—		—		—

NET ASSET VALUE, END OF PERIOD	$35.93		$31.62		$22.15		$28.56

TOTAL RETURN	16.74%		42.75%		(22.44)%		(4.80	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.61%		1.73%		1.97%		2.65%
Net expenses(d)	1.61%		1.73%		1.97%		2.25%
Net investment income (loss)(d)	(0.44)%		(0.52)%		(0.62)%		(0.53)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$147,828		$127,335		$38,612		$19,965
Portfolio turnover rate(e)	161%		189%		527%		2,627	%(c)

(a)	Commencement of operations.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 87

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP OTC

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD MAY 1, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$15.79		$10.76		$17.53		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.12	)(b)	(0.22	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments	1.42		5.25		(6.54)		(12.20)

Total income (loss) from investment activities	1.30		5.03		(6.77)		(12.47)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.64)		—		—		—

NET ASSET VALUE, END OF PERIOD	$16.45		$15.79		$10.76		$17.53

TOTAL RETURN	8.53%		46.75%		(38.62)%		(41.57	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.87%		1.95%		2.03%		1.91%
Net expenses(d)	1.87%		1.95%		1.98%		1.91%
Net investment income (loss)(d)	(0.75)%		(1.68)%		(1.75)%		(1.61)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$157,144		$154,003		$76,250		$70,774
Portfolio turnover rate(e)	540%		510%		534%		918	%(c)

(a)	Commencement of operations.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

88 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP LARGE-CAP VALUE

	FOR THE PERIOD MAY 3, 2004(a) THROUGH DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	3.48

Total income (loss) from investment activities	3.48

NET ASSET VALUE, END OF PERIOD	$33.48

TOTAL RETURN	11.60	%(d)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	2.04%
Net expenses(e)	1.98%
Net investment income (loss)(e)	(0.01)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$4,922
Portfolio turnover rate(f)	1,352	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Amount is less than $0.005.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 89

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP LARGE-CAP GROWTH

	FOR THE PERIOD MAY 3, 2004(a) THROUGH DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.57

Total income (loss) from investment activities	1.61

NET ASSET VALUE, END OF PERIOD	$31.61

TOTAL RETURN	5.37	%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	3.06%
Net expenses(d)	1.98%
Net investment income (loss)(d)	0.18%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$3,901
Portfolio turnover rate(e)	1,134	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

90 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP MID-CAP VALUE

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002 (a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$31.56		$23.25		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.10	)(b)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	5.02		8.36		(6.73)

Total income (loss) from investment activities	4.92		8.31		(6.75)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1.61)		—		—

NET ASSET VALUE, END OF PERIOD	$34.87		$31.56		$23.25

TOTAL RETURN	15.96%		35.74%		(22.50	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.92%		2.08%		2.25%
Net expenses(d)	1.92%		1.98%		1.98%
Net investment income (loss)(d)	(0.30)%		(0.20)%		(0.14)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$125,416		$50,575		$12,487
Portfolio turnover rate(e)	748%		1,012%		1,361	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 91

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP MID-CAP GROWTH

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$29.80		$23.36		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.36	)(b)	(0.35	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	3.62		6.87		(6.43)

Total income (loss) from investment activities	3.26		6.52		(6.64)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.72)		(0.08)		—

NET ASSET VALUE, END OF PERIOD	$32.34		$29.80		$23.36

TOTAL RETURN	11.08%		27.91%		(22.13	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.94%		2.02%		2.22%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(1.20)%		(1.31)%		(1.32)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$75,078		$46,561		$15,064
Portfolio turnover rate(e)	792%		678%		1,594	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

92 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP SMALL-CAP VALUE

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$28.97		$21.51		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.16	)(b)	(0.22	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	5.92		7.68		(8.40)

Total income (loss) from investment activities	5.76		7.46		(8.49)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1.19)		—		—

NET ASSET VALUE, END OF PERIOD	$33.54		$28.97		$21.51

TOTAL RETURN	20.12%		34.68%		(28.30	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.95%		2.08%		2.45%
Net expenses(d)	1.95%		1.98%		1.98%
Net investment income (loss)(d)	(0.53)%		(0.87)%		(0.61)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$179,162		$147,174		$29,165
Portfolio turnover rate(e)	819%		906%		1,253	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 93

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP SMALL-CAP GROWTH

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$31.35		$23.34		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.44	)(b)	(0.37	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments	6.57		8.38		(6.45)

Total income (loss) from investment activities	6.13		8.01		(6.66)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1.40)		—		—

NET ASSET VALUE, END OF PERIOD	$36.08		$31.35		$23.34

TOTAL RETURN	19.80%		34.32%		(22.20	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.90%		2.00%		2.20%
Net expenses(d)	1.90%		1.98%		1.98%
Net investment income (loss)(d)	(1.32)%		(1.36)%		(1.34)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$210,984		$153,401		$23,968
Portfolio turnover rate(e)	979%		785%		1,260	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

94 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP ASIA 30

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$38.76	$23.51	$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.11 (b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	(0.27)	15.26	(6.49)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.12)	(0.01)	—
Net realized gains on investments	(1.07)	—	—

Total distributions	(1.19)	(0.01)	—

NET ASSET VALUE, END OF PERIOD	$37.30	$38.76	$23.51

TOTAL RETURN	(0.54)%	64.92%	(21.63	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.86%	1.93%	2.03%
Net expenses(d)	1.86%	1.93%	1.98%
Net investment income (loss)(d)	0.29%	0.54%	0.35%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$41,545	$49,138	$18,576
Portfolio turnover rate(e)	473%	831%	1,321	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 95

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP EUROPE 30

For the year ended Dec. 31,	2004	2003	2002	2001		2000
NET ASSET VALUE, BEGINNING OF PERIOD	$24.96	$18.01	$24.26	$31.98		$36.82
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.03 (a)	0.05 (a)	0.07 (a)	(0.04	)(a)	0.09 (a)
Net realized and unrealized gains (losses) on investments	3.53	6.92	(6.32)	(7.68)		(4.79)

Total income (loss) from investment activities	3.56	6.97	(6.25)	(7.72)		(4.70)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.03)	(0.02)	—	—		—
Net realized gains on investments	(0.21)	—	—	—		(0.14)

Total distributions	(0.24)	(0.02)	—	—		(0.14)

NET ASSET VALUE, END OF PERIOD	$28.28	$24.96	$18.01	$24.26		$31.98

TOTAL RETURN	14.32%	38.73%	(25.76)%	(24.14)%		(12.75)%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.78%	1.91%	2.03%	1.89%		1.65%
Net expenses	1.78%	1.91%	1.98%	1.89%		1.65%
Net investment income (loss)	0.12%	0.25%	0.33%	(0.14)%		0.26%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$140,608	$142,019	$33,119	$52,253		$25,004
Portfolio turnover rate(b)	319%	376%	1,280%	1,002%		1,434%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

96 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP JAPAN

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$27.84		$21.96		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.21	)(b)	(0.28	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments	2.20	(c)	6.16		(7.90)

Total income (loss) from investment activities	1.99		5.88		(8.04)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2.21)		—		—

NET ASSET VALUE, END OF PERIOD	$27.62		$27.84		$21.96

TOTAL RETURN	7.56%		26.78%		(26.80	)%(d)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.85%		1.95%		2.06%
Net expenses(e)	1.85%		1.95%		1.98%
Net investment income (loss)(e)	(0.72)%		(1.12)%		(0.85)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$27,659		$25,188		$3,072
Portfolio turnover rate(f)	—		—		—	(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 97

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP ULTRABULL

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$22.19	$14.51		$22.71		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	0.02 (b)	(0.05	)(b)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	3.55	7.73		(8.12)		(7.20)

Total income (loss) from investment activities	3.57	7.68		(8.20)		(7.29)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2.92)	—		—		—

NET ASSET VALUE, END OF PERIOD	$22.84	$22.19		$14.51		$22.71

TOTAL RETURN	17.18%	52.93%		(36.11)%		(24.30	)%(c)

RATIO TO AVERAGE NET ASSETS:
Gross expenses(d)	1.89%	2.07%		2.12%		1.94%
Net expenses(d)	1.89%	1.84%		1.98%		1.94%
Net investment income (loss)(d)	0.11%	(0.32%)		(0.46%)		(0.42%)

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$96,514	$68,318		$42,288		$64,186
Portfolio turnover rate(e)	830%	1,124%		1,249%		682	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

98 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP ULTRAMID-CAP

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$29.46		$17.32		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.23	)(b)	(0.20	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	8.14		12.34		(12.59)

Total income (loss) from investment activities	7.91		12.14		(12.68)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2.00)		—		—

NET ASSET VALUE, END OF PERIOD	$35.37		$29.46		$17.32

TOTAL RETURN	27.70%		70.09%		(42.27	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.94%		2.08%		2.36%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(0.72)%		(0.88)%		(0.72)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$88,463		$38,653		$20,777
Portfolio turnover rate(e)	602%		1,202%		2,654	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 99

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP ULTRASMALL-CAP

For the year ended Dec. 31,	2004		2003		2002		2001		2000
NET ASSET VALUE, BEGINNING OF PERIOD	$29.20		$14.64		$25.51		$27.61		$35.99

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.21	)(a)	(0.14	)(a)	(0.16	)(a)	(0.17	)(a)	(0.04	)(a)
Net realized and unrealized gains (losses) on investments	8.39		14.70		(10.71)		(1.93)		(7.90)

Total income (loss) from investment activities	8.18		14.56		(10.87)		(2.10)		(7.94)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		(0.02)
Net realized gains on investments	(6.63)		—		—		—		(0.42)

Total distributions	(6.63)		—		—		—		(0.44)

NET ASSET VALUE, END OF PERIOD	$30.75		$29.20		$14.64		$25.51		$27.61

TOTAL RETURN	31.07%		99.45%		(42.61)%		(7.61)%		(22.14)%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.94%		2.00%		2.15%		2.11%		2.24%
Net expenses	1.94%		1.98%		1.98%		2.11%		1.95%
Net investment income (loss)	(0.68)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$173,846		$88,165		$30,561		$89,041		$33,388
Portfolio turnover rate(b)	481%		572%		1,511%		842%		1,971%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

100 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP ULTRAOTC

For the year ended Dec. 31,	2004		2003		2002		2001		2000
NET ASSET VALUE, BEGINNING OF PERIOD	$3.04		$1.50		$4.83		$15.44		$70.93

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.02	)(a)	(0.04	)(a)	(0.04	)(a)	(0.11	)(a)	(0.40	)(a)
Net realized and unrealized gains (losses) on investments	0.40		1.58		(3.29)		(10.50)		(51.29)

Total income (loss) from investment activities	0.38		1.54		(3.33)		(10.61)		(51.69)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.34)		—		—		—		(3.80)

NET ASSET VALUE, END OF PERIOD	$3.08		$3.04		$1.50		$4.83		$15.44

TOTAL RETURN	14.10%		102.67%		(68.94)%		(68.72)%		(73.37)%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.88%		1.97%		2.08%		1.95%		1.65%
Net expenses	1.88%		1.94%		1.98%		1.95%		1.65%
Net investment income (loss)	(0.61)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$151,620		$114,077		$53,188		$102,131		$115,498
Portfolio turnover rate(b)	504%		768%		982%		465%		683%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 101

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP BEAR

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$31.89		$42.29		$35.07		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.22	)(b)	(0.36	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(3.06)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(3.28)		(10.40)		7.30		5.07

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(0.08)		—

NET ASSET VALUE, END OF PERIOD	$28.61		$31.89		$42.29		$35.07

TOTAL RETURN	(10.29)%		(24.59)%		20.82%		16.90	%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.90%		1.98%		2.03%		1.89%
Net expenses(d)	1.90%		1.98%		1.98%		1.89%
Net investment income (loss)(d)	(0.70)%		(0.96)%		(0.57)%		0.77%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$30,887		$54,301		$77,938		$37,290
Portfolio turnover rate(e)	—		—		—	(f)	1,144	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

102 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP SHORT MID-CAP

	FOR THE PERIOD NOVEMBER 22, 2004(a) THROUGH DECEMBER 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	—	(b), (c)
Net realized and unrealized gains (losses) on investments	(0.85)

Total income (loss) from investment activities	(0.85)

NET ASSET VALUE, END OF PERIOD	$29.15

TOTAL RETURN	(2.83	)%(d)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	3.86%
Net expenses(e)	1.98%
Net investment income (loss)(e)	0.03%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$637
Portfolio turnover rate(f)	—	(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Amount is less than $0.005.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 103

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP SHORT SMALL-CAP

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$18.82		$28.74		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.11	)(b)	(0.20	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	(1.59)		(9.72)		(1.24)

Total income (loss) from investment activities	(1.70)		(9.92)		(1.26)

NET ASSET VALUE, END OF PERIOD	$17.12		$18.82		$28.74

TOTAL RETURN	(9.03)%		(34.52)%		(4.20	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	2.28%		2.71%		1.73%
Net expenses(d)	1.98%		1.98%		1.73%
Net investment income (loss)(d)	(0.62)%		(0.80)%		(0.23)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$6,934		$125		$2,173
Portfolio turnover rate(e)	—		—		—	(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

104 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP SHORT OTC

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$20.71		$33.37		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.13	)(b)	(0.24	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(2.17)		(12.21)		3.46

Total income (loss) from investment activities	(2.30)		(12.45)		3.37

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		(0.21)		—

NET ASSET VALUE, END OF PERIOD	$18.41		$20.71		$33.37

TOTAL RETURN	(11.11)%		(37.31)%		11.23	%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.86%		1.99%		1.96%
Net expenses(d)	1.86%		1.98%		1.96%
Net investment income (loss)(d)	(0.62)%		(0.93)%		(0.39)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$16,213		$31,524		$14,030
Portfolio turnover rate(e)	—		—		—	(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 105

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP BANKS

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$33.11	$25.98	$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.50 (b)	0.38 (b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	3.39	7.25	(4.21)

Total income (loss) from investment activities	3.89	7.63	(4.02)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.19)	(0.50)	—

NET ASSET VALUE, END OF PERIOD	$36.81	$33.11	$25.98

TOTAL RETURN	11.77%	29.39%	(13.40	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.98%	2.30%	2.11%
Net expenses(d)	1.98%	1.98%	1.98%
Net investment income (loss)(d)	1.46%	1.30%	1.06%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$13,140	$5,759	$5,782
Portfolio turnover rate(e)	1,003%	1,457%	1,183	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

106 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP BASIC MATERIALS

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$33.74	$25.66	$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.02 (b)	0.22 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	3.40 (c)	7.88	(4.57)

Total income (loss) from investment activities	3.42	8.10	(4.34)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.10)	(0.02)	—
Net realized gains on investments	(0.88)	—	—

Total distributions	(0.98)	(0.02)	—

NET ASSET VALUE, END OF PERIOD	$36.18	$33.74	$25.66

TOTAL RETURN	10.22%	31.58%	(14.47	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.96%	2.03%	2.21%
Net expenses(e)	1.96%	1.97%	1.98%
Net investment income (loss)(e)	0.06%	0.75%	1.25%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$25,614	$50,929	$3,851
Portfolio turnover rate(f)	783%	1,009%	2,498	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 107

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP BIOTECHNOLOGY

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$21.96		$15.71		$25.44		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.41	)(b)	(0.37	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	2.25		6.62		(9.19)		(4.08)

Total income (loss) from investment activities	1.84		6.25		(9.54)		(4.56)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4.62)		—		(0.19)		—

NET ASSET VALUE, END OF PERIOD	$19.18		$21.96		$15.71		$25.44

TOTAL RETURN	9.73%		39.78%		(37.51)%		(15.20	)%(c)
RATIO TO AVERAGE NET ASSETS:
Gross expenses(d)	1.98%		2.04%		2.16%		2.03%
Net expenses(d)	1.98%		1.98%		1.98%		2.03%
Net investment income (loss)(d)	(1.88)%		(1.87)%		1.91%		(1.98)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$24,832		$14,342		$14,246		$44,247
Portfolio turnover rate(e)	788%		848%		1,049%		1,044	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

108 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP CONSUMER GOODS

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$29.53	$25.11	$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.07 (b)	0.04 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.54 (c)	4.59	(4.93)

Total income (loss) from investment activities	2.61	4.63	(4.89)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.03)	(0.21)	—
Net realized gains on investments	(2.11)	—	—

Total distributions	(2.14)	(0.21)	—

NET ASSET VALUE, END OF PERIOD	$30.00	$29.53	$25.11

TOTAL RETURN	9.26%	18.46%	(16.30	)%(d)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.99%	2.33%	2.10%
Net expenses(e)	1.98%	1.98%	1.98%
Net investment income (loss)(e)	0.24%	0.13%	0.22%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$9,970	$2,406	$4,952
Portfolio turnover rate(f)	1,547%	1,472%	1,057	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 109

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP CONSUMER SERVICES

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$27.87		$21.98		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.29	)(b)	(0.30	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments	2.41		6.19		(7.85)

Total income (loss) from investment activities	2.12		5.89		(8.02)

NET ASSET VALUE, END OF PERIOD	$29.99		$27.87		$21.98

TOTAL RETURN	7.61%		26.80%		(26.73	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	2.20%		2.33%		2.65%
Net expenses(d)	1.98%		1.96%		1.98%
Net investment income (loss)(d)	(1.03)%		(1.19)%		(1.08)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$11,878		$3,777		$3,439
Portfolio turnover rate(e)	1,256%		2,100%		2,644	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

110 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP FINANCIALS

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002	FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$30.72	$23.85	$28.02	$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.20 (b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	3.17	6.91	(4.17)	(1.98)

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.09)	(0.04)	—	—

NET ASSET VALUE, END OF PERIOD	$33.80	$30.72	$23.85	$28.02

TOTAL RETURN	10.34%	28.99%	(14.88)%	(6.60	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.92%	2.07%	2.14%	2.10%
Net expenses(d)	1.92%	1.98%	1.98%	2.10%
Net investment income (loss)(d)	0.63%	0.42%	0.22%	0.16%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate(e)	595%	726%	1,341%	1,330	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 111

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP HEALTH CARE

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$25.81		$21.98		$28.43		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.13	)(b)	(0.15	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	0.74	(c)	3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

NET ASSET VALUE, END OF PERIOD	$26.42		$25.81		$21.98		$28.43

TOTAL RETURN	2.36%		17.42%		(22.69)%		(5.23	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.91%		2.04%		2.14%		2.06%
Net expenses(e)	1.91%		1.97%		1.98%		2.06%
Net investment income (loss)(e)	(0.51)%		(0.63)%		(0.54)%		(1.10)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$40,017		$25,286		$14,622		$33,227
Portfolio turnover rate(f)	464%		877%		897%		1,032	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

112 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP INDUSTRIALS

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$30.88		$24.05		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.04	)(b)	(0.01	)(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	4.06		6.84		(5.94)

Total income (loss) from investment activities	4.02		6.83		(5.95)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1.81)		—		—

NET ASSET VALUE, END OF PERIOD	$33.09		$30.88		$24.05

TOTAL RETURN	13.22%		28.40%		(19.83	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.99%		2.25%		2.65%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	(0.14)%		(0.05)%		(0.08)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$9,459		$11,751		$1,134
Portfolio turnover rate(e)	1,159%		1,997%		906	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 113

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP INTERNET

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$45.81		$25.99		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.93	)(b)	(0.75	)(b)	(0.35	)(b)
Net realized and unrealized gains (losses) on investments	10.53		21.02		(3.66)

Total income (loss) from investment activities	9.60		20.27		(4.01)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1.09)		(0.45)		—

NET ASSET VALUE, END OF PERIOD	$54.32		$45.81		$25.99

TOTAL RETURN	21.26%		77.99%		(13.37	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.94%		2.01%		2.04%
Net expenses(d)	1.94%		1.98%		1.98%
Net investment income (loss)(d)	(1.94)%		(1.97)%		(1.97)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$41,995		$14,882		$28,880
Portfolio turnover rate(e)	949%		803%		505	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

114 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP OIL & GAS

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$28.33		$23.17		$27.93		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.05	)(b)	(0.01	)(b)	(0.05	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	8.37		5.17		(4.71)		(2.07)

Total income (loss) from investment activities	8.32		5.16		(4.76)		(2.07)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.02)		—		—		—

NET ASSET VALUE, END OF PERIOD	$36.63		$28.33		$23.17		$27.93

TOTAL RETURN	29.36%		22.27%		(17.04)%		(6.90	)%(d)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.92%		2.09%		2.16%		2.05%
Net expenses(e)	1.92%		1.98%		1.98%		2.05%
Net investment income (loss)(e)	(0.16)%		(0.05)%		(0.18)%		(0.01)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$85,137		$44,398		$19,283		$24,007
Portfolio turnover rate(f)	470%		1,091%		1,632%		1,169	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Amount is less than $0.005.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 115

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP PHARMACEUTICALS

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$25.93	$25.96		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	0.08 (b)	(0.09	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments	(2.47)	1.51	(d)	(4.04)

Total income (loss) from investment activities	(2.39)	1.42		(4.04)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1.45)		—

NET ASSET VALUE, END OF PERIOD	$23.54	$25.93		$25.96

TOTAL RETURN	(9.22)%	5.60%		(13.47	)%(e)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.97%	2.06%		2.12%
Net expenses(f)	1.97%	1.98%		1.98%
Net investment income (loss)(f)	0.32%	(0.33)%		(0.02)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$11,803	$11,851		$3,414
Portfolio turnover rate(g)	1,223%	2,569%		1,709	%(e)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Amount is less than $0.005.

(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

116 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP PRECIOUS METALS

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$40.99		$29.44		$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.20	)(b)	(0.31	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments	(3.64)		11.86		(0.49)

Total income (loss) from investment activities	(3.84)		11.55		(0.56)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4.57)		—		—

NET ASSET VALUE, END OF PERIOD	$32.58		$40.99		$29.44

TOTAL RETURN	(9.92)%		39.23%		(1.87	)%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.87%		1.98%		1.98%
Net expenses(d)	1.87%		1.97%		1.98%
Net investment income (loss)(d)	(0.58)%		(0.94)%		(0.40)%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$60,432		$76,218		$55,639
Portfolio turnover rate(e)	—		—		—	(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 117

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP REAL ESTATE

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002	FOR THE PERIOD JANUARY, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$40.89	$31.16	$32.72	$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	1.04 (b)	1.09 (b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	9.86	9.14	(1.34)	1.19

Total income (loss) from investment activities	10.90	10.23	0.04	2.72

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.82)	(0.50)	(1.37)	—
Net realized gains on investments	(0.38)	—	—	—
Return of capital	(0.10)	—	(0.23)	—

Total distributions	(1.30)	(0.50)	(1.60)	—

NET ASSET VALUE, END OF PERIOD	$50.49	$40.89	$31.16	$32.72

TOTAL RETURN	27.20%	33.15%	0.02%	9.07	%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.93%	2.02%	2.13%	1.99%
Net expenses(d)	1.93%	1.98%	1.98%	1.99%
Net investment income (loss)(d)	2.35%	3.08%	4.09%	5.01%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$79,668	$39,613	$20,920	$39,414
Portfolio turnover rate(e)	1,184%	1,113%	1,163%	753	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

118 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP SEMICONDUCTOR

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$29.34		$15.58		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.39	)(b)	(0.41	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments	(6.54)		14.17		(14.18)

Total income (loss) from investment activities	(6.93)		13.76		(14.42)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.41)		—		—

NET ASSET VALUE, END OF PERIOD	$22.00		$29.34		$15.58

TOTAL RETURN	(23.54)%		88.32%		(48.07	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.99%		2.05%		2.33%
Net expenses(d)	1.98%		1.98%		1.98%
Net investment income (loss)(d)	(1.58)%		(1.72)%		(1.89)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$10,851		$18,332		$3,790
Portfolio turnover rate(e)	1,460%		1,364%		886	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 119

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP TECHNOLOGY

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$15.56		$10.66		$17.97		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.06	(b)	(0.20	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	(0.14	)(c)	5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.08)		4.90		(7.31)		(12.03)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(0.18)		—		—		—

NET ASSET VALUE, END OF PERIOD	$15.30		$15.56		$10.66		$17.97

TOTAL RETURN	(0.43)%		45.97%		(40.68)%		(40.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.87%		1.93%		2.27%		2.10%
Net expenses(e)	1.87%		1.93%		1.98%		2.10%
Net investment income (loss)(e)	0.40%		(1.47)%		(1.77)%		(1.91)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$24,476		$30,631		$15,271		$15,410
Portfolio turnover rate(f)	497%		702%		1,208%		2,548	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

120 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP TELECOMMUNICATIONS

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002		FOR THE PERIOD JANUARY 22, 2001(a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$13.74	$13.41	$21.57		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.21 (b)	0.31 (b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments	1.91	0.02 (c)	(8.06)		(8.15)

Total income (loss) from investment activities	2.12	0.33	(8.16)		(8.43)

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.13)	—	—		—
Net realized gains on investments	(0.48)	—	—		—

Total distributions	(0.61)	—	—		—

NET ASSET VALUE, END OF PERIOD	$15.25	$13.74	$13.41		$21.57

TOTAL RETURN	15.56%	2.46%	(37.83)%		(28.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.95%	2.06%	2.19%		2.17%
Net expenses(e)	1.95%	1.97%	1.98%		2.17%
Net investment income (loss)(e)	1.42%	2.40%	(0.72)%		(1.27)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$17,894	$7,488	$16,796		$4,150
Portfolio turnover rate(f)	1,048%	1,508%	1,290%		2,830	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 121

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP UTILITIES

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002	FOR THE PERIOD JANUARY 22, 2001 (a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$22.38	$18.78	$24.69	$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.43 (b)	0.40 (b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	4.26	3.61	(6.42)	(5.70)

Total income (loss) from investment activities	4.69	4.01	(5.91)	(5.31)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.17)	(0.41)	—	—
Net realized gains on investments	(0.35)	—	—	—

Total distributions	(0.52)	(0.41)	—	—

NET ASSET VALUE, END OF PERIOD	$26.55	$22.38	$18.78	$24.69

TOTAL RETURN	21.07%	21.37%	(23.94)%	(17.70	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.95%	2.06%	2.17%	2.05%
Net expenses(d)	1.95%	1.98%	1.98%	2.05%
Net investment income (loss)(d)	1.78%	1.98%	2.31%	1.44%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$51,964	$22,653	$26,026	$13,420
Portfolio turnover rate(e)	569%	1,134%	1,461%	1,008	%(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

122 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP U.S. GOVERNMENT PLUS

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$28.66	$34.12	$30.00

INVESTMENT ACTIVITIES:
Net investment income (loss)	0.25 (b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	2.09 (c)	(0.90)	4.89

Total income (loss) from investment activities	2.34	(0.84)	5.01

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—	(3.23)	—
Return of capital	(0.01)	(1.33)	—

Total distributions	(0.26)	(4.62)	(0.89)

NET ASSET VALUE, END OF PERIOD	$30.74	$28.66	$34.12

TOTAL RETURN	8.18%	(2.55)%	16.90	%(d)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.61%	1.74%	1.71%
Net expenses(e)	1.61%	1.73%	1.71%
Net investment income (loss)(e)	0.86%	0.18%	0.56%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$43,605	$36,776	$124,928
Portfolio turnover rate(f)	1,258%	526%	269	%(d)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights > 123

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP RISING RATES OPPORTUNITY

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE PERIOD MAY 1, 2002(a) THROUGH DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$23.32		$24.32		$30.00
INVESTMENT ACTIVITIES:
Net investment income (loss)	(0.10	)(b)	(0.23	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(2.44)		(0.77)		(5.59)

Total income (loss) from investment activities	(2.54)		(1.00)		(5.68)

NET ASSET VALUE, END OF PERIOD	$20.78		$23.32		$24.32

TOTAL RETURN	(10.89)%		(4.11)%		(18.93	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.75%		1.91%		2.13%
Net expenses(d)	1.75%		1.91%		1.98%
Net investment income (loss)(d)	(0.45)%		(0.94)%		(0.49)%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$179,638		$74,272		$7,168
Portfolio turnover rate(e)	—		—		—	(c)

(a)	Commencement of operations

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

124 < Financial Highlights

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PROFUND VP MONEY MARKET

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002	FOR THE PERIOD OCTOBER 29, 2001 (a) THROUGH DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000
INVESTMENT ACTIVITIES:
Net investment income (loss)	0.001	0.001	0.002	0.001

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.001)	(0.001)	(0.002)	(0.001)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000

TOTAL RETURN	0.08%	0.12%	0.21%	0.08	%(b)
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)	1.35%	1.43%	1.51%	1.60%
Net expenses(c)	1.15%	0.93%	1.32%	1.60%
Net investment income (loss)(c)	0.05%	0.12%	0.22%	0.27%
SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$30,701	$45,786	$69,179	$60,980

(a) Commencement of operations.

(b) Not annualized for periods less than a year.

(c) Annualized for periods less than a year.

Financial Highlights > 125

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126

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127

ProFunds®

POST OFFICE MAILING ADDRESS FOR INVESTMENTS
P.O. Box 182800
Columbus, OH 43218-2800

PHONE NUMBERS
For Financial Professionals:	(888) PRO-5717 (888) 776-5717
For All Others:	(888) PRO-FNDS (888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

WEBSITE ADDRESS
www.profunds.com

Additional information about certain investments of the ProFunds VP is available in the annual and semiannual reports to shareholders of the ProFunds VP. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds VP in the current Statement of Additional Information, dated May 1, 2005, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semiannual reports are available, free of charge, on-line at WWW.PROFUNDS.COM. You may also receive a free copy of a Statement of Additional Information, or the annual or semiannual reports, or ask questions about investing in ProFunds VP, by writing us at the address set forth above. You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, ProFund VP Rising Rates Opportunity, Innovations in Indexing and not just funds, ProFunds are trademarks of ProFund Advisors LLC.

PROFUNDS EXECUTIVE OFFICES

BETHESDA, MD

[LOGO OF PROFUNDS]

PROFUNDS®

NOT JUST FUNDS, PROFUNDSSM

Investment Company Act File No. 811-08239

PROVP

PROFUNDS

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2005

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

(888) 776-3637 RETAIL SHAREHOLDERS ONLY

(888) 776-5717 INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY

This Statement of Additional Information (“SAI”) describes the “Classic ProFunds,” “Ultra ProFunds,” “Inverse ProFunds,” “UltraSector ProFunds,” “Currency/Bond Benchmarked ProFunds” and the Money Market ProFund, as follows (each, a “ProFund” and collectively, the “ProFunds”):

CLASSIC PROFUNDS	ULTRASECTOR PROFUNDS
Bull	Airlines
Mid-Cap	Banks
Small-Cap	Basic Materials
OTC	Biotechnology
Large-Cap Value	Consumer Goods
Large-Cap Growth	Consumer Services
Mid-Cap Value	Financials
Mid-Cap Growth	Health Care
Small-Cap Value	Industrials
Small-Cap Growth	Internet
Asia 30	Leisure Goods
Europe 30	Mobile Telecommunications
Oil & Gas
ULTRA PROFUNDS	Oil Equipment, Services & Distribution
UltraBull	Pharmaceuticals
UltraMid-Cap	Precious Metals
UltraSmall-Cap	Real Estate
UltraDow 30	Semiconductor
UltraOTC	Technology
UltraJapan	Telecommunications
Utilities
INVERSE PROFUNDS
Short Mid-Cap	CURRENCY/ BOND
Short Small-Cap	BENCHMARKED PROFUNDS
Short Dow 30	U.S. Government Plus
Short OTC	U.S. Government 30
UltraBear	Rising Rates Opportunity
UltraShort Mid-Cap	Rising Rates Opportunity 10
UltraShort Small-Cap	Rising U.S. Dollar
UltraShort Dow 30	Falling U.S. Dollar
UltraShort OTC
MONEY MARKET PROFUND

Each ProFund offers three classes of shares: Investor Class Shares, Service Class Shares and Class A Shares. Class A shares are not currently available for purchase. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to attempt to hedge an existing investment portfolio. Each non-money market ProFund seeks investment results

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that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. Unlike other ProFunds, Money Market ProFund currently seeks to achieve its investment objective by investing all of its assets in the Scudder Cash Management Portfolio (the “Portfolio”), a separate investment company with an identical investment objective. The performance of Money Market ProFund will correspond directly to the investment performance of the Portfolio, less additional fees and expenses.

The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. The non-money market ProFunds are not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds’ investment objectives will be achieved.

This SAI is not a prospectus. It should be read in conjunction with ProFunds’ Prospectus, dated May 1, 2005, for the applicable class of shares, which incorporates this SAI by reference. The financial statements and related report of the Independent Registered Public Accounting Firm included in the ProFunds’ annual report for the fiscal year ended December 31, 2004, are incorporated by reference into this SAI. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephone at the numbers above.

The date of this SAI is May 1, 2005.

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STATEMENT OF ADDITIONAL INFORMATION

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PROFUNDS

ProFunds (the “Trust”) is an open-end management investment company that currently comprises multiple separate series. Fifty-five series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved, provided that certain minimum investment levels are maintained (see “Shareholders Services — Exchanging ProFund Shares” in the Prospectus). The ProFunds (excluding the Money Market ProFund) are classified as non-diversified. The investments made by a ProFund and the results achieved by ProFund at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFunds.

GENERAL

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the non-money market ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the “Advisor”). Money Market ProFund currently invests all of its investable assets in the Portfolio, which has as its investment adviser Deutsche Asset Management, Inc. (“DeAM”), headquartered at 280 Park Avenue, New York, New York 10017.

The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

It is the policy of the non-money market ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, attempt to remain nearly fully invested and not to take defensive positions.

The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund’s objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds, the U.S. Government Plus ProFund and the U.S. Government 30 ProFund and falling markets for the Inverse ProFunds, the Rising Rates Opportunity ProFund and the Rising Rates Opportunity 10 ProFund. The use of the term “adverse market conditions” is intended to convey falling markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds, the U.S. Government Plus ProFund and the U.S. Government 30 ProFund and rising markets for the Inverse ProFunds, the Rising Rates Opportunity ProFund and the Rising Rates Opportunity 10 ProFund. For purposes of the Falling U.S. Dollar ProFund, “favorable market conditions” is intended to mean an increase in the value of the six foreign currencies represented in the U.S. Dollar Index versus the U.S. dollar. For purposes of the Rising U.S. Dollar ProFund, “adverse market conditions” is intended to mean a decrease in the value of the U.S. dollar versus the six foreign currencies represented in the U.S. Dollar Index. For purposes of the Falling U.S. Dollar ProFund, “adverse market conditions” is intended to mean a decrease in the value of the six foreign currencies represented in the U.S. Dollar Index versus the U.S. dollar.

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INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A non-money market ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is “leveraged” or proprietary. There can be no assurance that a ProFund will achieve its objective.

Certain ProFunds have non-fundamental investment policies obligating any such ProFund to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the ProFund’s net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a ProFund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund’s net assets that are segregated on the ProFund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Trust’s Board of Trustees has adopted a policy to provide investors with at least 60 days’ notice prior to changes in such an investment policy.

Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds’ respective benchmarks. Rather, the Advisor primarily uses mathematical analysis to determine the investments a non-money market ProFund makes and techniques it employs. While the Advisor attempts to maximize correlation to each non-money market ProFund’s benchmark, certain factors will tend to cause a ProFund’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

The ProFunds (other than U.S. Government Plus ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund and Money Market ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

Each ProFund (other than U.S. Government Plus ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund and Money Market ProFund) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”) and/or U.S. traded securities of foreign issuers. Special U.S. tax considerations may apply to a ProFund’s investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of

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income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds’ receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) social, political and economic instability; (ii) the small market size for such securities and a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In any such event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds’ shareholders.

Each non-money market ProFund also may invest in Depositary Receipts (see below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

The Europe 30 ProFund, Asia 30 ProFund and UltraJapan ProFund are subject to the general risks associated with foreign investment. Because each of these ProFunds focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Exposure to European Companies

The Europe 30 ProFund focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors

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trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Exposure to Asian Companies

The Asia 30 ProFund focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an “Asian country” and collectively, “Asian countries”).

Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea’s currency, the “won,” lost 95% of its value against the U.S. dollar.

Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations. For example, in 1997 several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Exposure to Japanese Companies

The UltraJapan ProFund invests a large portion of its assets in securities providing economic exposure to companies located or operating in Japan. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

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The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan’s economic problems. Japan’s currency, the “yen,” has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign trade overseas is important to Japan’s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS

Each non-money market ProFund may invest in Depositary Receipts (“DRs”). For many foreign securities, U.S. dollar-denominated DRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. DRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. DRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in DRs rather than directly in foreign issuers’ stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many DRs. The information available for DRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which are more uniform and more exacting than those to which many foreign issuers may be subject. Certain DRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The non-money market ProFunds may invest in both sponsored and unsponsored DRs. Unsponsored DR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for sponsored DRs, and the prices of unsponsored DR’s may be more volatile than if such instruments were sponsored by the issuer.

Types of DRs include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars and traded on American exchanges without being converted into ADRs. These stocks

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come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges. Each non-money market ProFund may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges.

CURRENCY RISK

The ProFunds (other than U.S. Government Plus ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund and Money Market ProFund) and in particular, Falling U.S. Dollar, Asia 30 ProFund, Europe 30 ProFund, UltraJapan ProFund, Pharmaceuticals UltraSector ProFund and Precious Metals UltraSector ProFund, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent that a ProFund invests in such currencies, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The U.S.-traded Nikkei futures and options contracts utilized by UltraJapan ProFund are not sensitive to changes in the dollar/yen exchange rate. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

REAL ESTATE INVESTMENT TRUSTS

Each non-money market ProFund, other than U.S. Government Plus ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity ProFund, and Rising Rates Opportunity 10 ProFund, may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free income status under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered.

The ProFunds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

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When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund “covers” its position. To cover its position (marked-to-market on a daily basis), a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The non-money market ProFunds may purchase and sell futures contracts and options thereon. The Advisor, in reliance on an amendment to Rule 4.5 under the Commodity Exchange Act (“CEA”), is excluded from the status of Commodity Pool Operator (“CPO”) and is therefore not subject to CPO registration and regulation under the CEA.

A ProFund may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently, inverse to the futures contract. A ProFund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with a long position in the futures contract. A ProFund may cover long or short positions (marked-to-market on a daily basis) in futures by earmarking or segregating with its custodian bank or on the official books and records of the ProFunds cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments whose prices are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for

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a futures contract. Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See “Taxation” herein.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Predicting changes in the price of index options requires different skills and techniques than those required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The non-money market ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment

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companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objectives. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a ProFund that writes an option wishes to terminate the ProFund’s obligation, the ProFund may effect a “closing purchase transaction.” The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund that is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option that the ProFund has written lapses unexercised, because the ProFund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i)

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there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

FOREIGN CURRENCY OPTIONS

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the ProFunds to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FORWARD CURRENCY CONTRACTS

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the ProFunds in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds are not required to enter into forward currency contracts for hedging purposes. It is possible, under certain circumstances, that each of these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate

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their contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If these ProFunds engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar and Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a ProFund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since the Rising U.S. Dollar and Falling U.S. Dollar ProFunds invest in money market instruments denominated in foreign currencies, they may hold foreign currencies pending investment or conversion into U.S. dollars. Although the ProFunds value their assets daily in U.S. dollars, they do not convert their holdings of foreign currencies into U.S. dollars on a daily basis. These Rising U.S. Dollar and Falling U.S. Dollar ProFunds will convert their holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the ProFunds at one rate, and offer to buy the currency at a lower rate if the Rising U.S. Dollar or Falling U.S. Dollar ProFund tries to resell the currency to the dealer.

Although forward currency contracts may be used by the Rising U.S. Dollar and Falling U.S. Dollar ProFunds to try to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if these ProFunds had not entered into these transactions. Even if the Advisor correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of a ProFund’s futures position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between a ProFund’s futures and currency positions may be caused by differences between the futures and currency markets.

These transactions also involve the risk that the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may lose their margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom these ProFunds has an open forward position defaults or becomes bankrupt.

SHORT SALES

The non-money market ProFunds may engage in short sales. To complete such a transaction, a ProFund must borrow the security to make delivery to the buyer. The ProFund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A ProFund also will incur transaction costs in effecting short sales.

A ProFund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund replaces the borrowed security. A ProFund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund may be required to pay, if any, in connection with a short sale.

The ProFunds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund is borrowed and sold short. Whenever a ProFund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the

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broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

SWAP AGREEMENTS

The non-money market ProFunds may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Other forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”).

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets determined to be liquid, but typically no payments will be made until the settlement date. To the extent that swap transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets the non-money market ProFunds and their Advisor believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund’s borrowing restrictions. Because they are two party contracts and because they may have terms of greater than seven days, the market value of swap agreements may be considered to be illiquid for purposes of the ProFunds’ illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each non-money market ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus an amount equal to any dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two parties’ obligations to one another are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two obligations. Typically, a single payment from one party to the other will be made at the conclusion of a swap agreement, although some swap agreements may provide for periodic payments during their terms. The timing and character of any income, gain or loss recognized by a ProFund on the payment or payments made or received on a swap will vary depending upon the terms of the particular swap. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement

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defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ transactions in swap agreements.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform.

FOREIGN CURRENCY WARRANTS

Foreign currency warrants such as Currency Exchange Warrants(SM) (“CEWs(SM)”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (OCC). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risks, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Principal exchange rate linked securities (“PERLs (SM)”) are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign

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currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

STRUCTURED NOTES AND RELATED INSTRUMENTS

The non-money market ProFunds may invest in structured notes and other related instruments for investment purposes, including to gain exposure to hard currencies, or for risk management purposes. Structured notes are privately negotiated debt obligations for which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The ProFunds may invest a significant portion of their assets in structured notes where the principal and/or interest is determined by reference to the performance or value of an index or portion of an index, futures contracts or a single asset (including currencies). The ProFunds may also invest in structured notes with respect to selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may also be issued by corporations, including banks, as well as by governmental agencies.

Depending on the terms of the note, the ProFunds may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. The ProFunds may use structured notes to add leverage to the portfolio. Like other sophisticated strategies, the ProFunds’ use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the Advisor believes that many structured instruments are illiquid.

DEBT INSTRUMENTS

Below is a description of various types of money market and other debt instruments that the non-money market ProFunds may utilize for investment purposes, as “cover” for other investment techniques these non-money market ProFunds employ, or for liquidity purposes. The types of instruments that the Money Market ProFund may invest in are discussed further below. Other types of money market instruments may become available that are similar to those described below and in which the non-money market ProFunds also may invest if consistent with their investment goal and policies.

Money market instruments include short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers’ acceptances, and other short-term liquid instruments.

The non-money market ProFunds may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. The non-money market ProFunds also may invest in money market instruments issued by supranational organizations such as the World Bank (chartered to finance development projects in member countries), the European Union (a fifteen-nation organization engaged in cooperative economic and other activities), the European Coal and Steel Community (an economic union of various European nations’ steel and coal industries), and the Asian Development Bank (an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions).

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U.S. Government Securities

Each non-money market ProFund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these non-money market ProFunds employ, or for liquidity purposes. The U.S. Government Plus ProFund and the U.S. Government 30 ProFund may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The Rising Rates Opportunity ProFund and the Rising Rates Opportunity 10 ProFund may enter into short transactions on U.S. government securities and on instruments that have performance characteristics similar to those of U.S. government securities.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund’s portfolio investments in these securities.

Floating and Variable Rate Notes

Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. They typically have a stated maturity of more than one year and an interest rate that changes either at specific intervals or whenever a benchmark rate changes. The effective maturity of each floating or variable rate note in a ProFund’s portfolio will be based on these periodic adjustments. The interest rate adjustments are designed to help stabilize the note’s price. While this feature helps protect against a decline in the note’s market price when interest rates rise, it lowers a ProFund’s income when interest rates fall. Of course, a ProFund’s income from its floating and variable rate investments also may increase if interest rates rise.

Commercial Paper

Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs.

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Financial Services Obligations

Under normal market conditions, each non-money market ProFund may invest up to 25% of its net assets in obligations issued by companies in the financial services industry, including U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. These obligations may include:

Certificates of deposit (CDs) - CDs represent an obligation of a bank or a foreign branch of a bank to repay funds deposited with it for a specified period of time plus interest at a stated rate.

Time deposits - Time deposits are non-negotiable deposits held in a banking institution for a specified time at a stated interest rate.

Bankers’ acceptances - Bankers’ acceptances are short-term credit instruments frequently used in international trade transactions. They represent a guarantee by a bank to pay a customer’s draft up to a stated amount and for a specified time. Both the bank and the customer may be liable for its payment at maturity.

Each ProFund will not invest more than 5% of its total assets in obligations of any one foreign bank.

U.S. banks are subject to a substantial body of federal and/or state law and regulation designed to promote financial soundness. Most are insured by the Federal Deposit Insurance Corporation (“FDIC”), although this insurance may not be of great benefit to a ProFund depending on the amount of a bank’s obligations that the ProFund holds. Foreign banks and foreign branches of U.S. banks, however, may not be subject to the same laws and regulations as U.S. banks and may involve additional risks. These risks include foreign economic and political developments, foreign government restrictions that may adversely affect payment of principal and interest, foreign exchange controls, and foreign withholding and other taxes on interest income. Foreign banks and foreign branches of U.S. banks may not be subject to the same requirements as U.S. banks with respect to mandatory reserves, loan limitations and accounting, auditing, and financial recordkeeping. In addition, less information may be publicly available about a foreign branch of a U.S. bank or a foreign bank than a U.S. bank.

U.S. branches of foreign banks may be subject to some federal and/or state regulation, but typically not to the same extent as U.S. banks. A U.S. branch of a foreign bank with assets over $1 billion may be subject to federal and/or state reserve requirements and may be required to pledge or maintain a certain amount of its assets equal to a percentage of its liabilities with a regulator or with a state. The FDIC may not, however, insure the deposits of branches licensed by states. Obligations of U.S. branches of foreign banks also may be limited by government action in the country in which the foreign bank is headquartered.

Asset-Backed Securities

The non-money market ProFunds may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

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Performance Indexed Paper

Performance indexed paper (“PIPs(SM)”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the spot exchange rate at two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Convertible Securities

The non-money market ProFunds may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Fixed-Income Securities

The non-money market ProFunds may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

Each Fund may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPS. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody’s. Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The non-money market ProFunds may also invest in unrated securities.

JUNK BONDS. “Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each ProFund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. Each ProFund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund’s investment objective.

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CORPORATE DEBT SECURITIES. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a ProFund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

ZERO-COUPON SECURITIES. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, each ProFund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a ProFund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

PAYMENT-IN-KIND SECURITIES and STRIPS. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, each ProFund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a ProFund could be required at times to liquidate other investments to satisfy distribution requirements. Each ProFund may also invest in STRIPS, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, STRIPS are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

UNRATED DEBT SECURITIES. The non-money market ProFunds may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of

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getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. Each non-money market ProFund may invest in mortgage-backed securities as “cover” for the investment techniques these ProFunds employ. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially shorter than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. Each ProFund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The non-money market ProFunds will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each ProFund may fail to fully recoup its initial investment in these securities. The market value of any class that consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected,

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thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and each ProFund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a ProFund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

The non-money market ProFunds may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable each ProFund to demand payment from the issuer or a financial intermediary on short notice.

REPURCHASE AGREEMENTS

The ProFunds also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the ProFunds employ, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor and, in the case of Money Market ProFund, DeAM. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% (10% with respect to Money Market ProFund) of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor and, in the case of Money Market ProFund, DeAM, liquidity, investment, regulatory, or other considerations so warrant.

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REVERSE REPURCHASE AGREEMENTS

The non-money market ProFunds and the Portfolio may use reverse repurchase agreements as part of each ProFund’s investment strategy. Reverse repurchase agreements involve sales by a ProFund/Portfolio of portfolio assets concurrently with an agreement by the ProFund/Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund/Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund/Portfolio will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund/Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund/Portfolio intends to use the reverse repurchase technique only when it will be to the ProFund/Portfolio’s advantage to do so. The Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFund/Portfolio will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund/Portfolio’s obligations in respect of reverse repurchase agreements.

CASH RESERVES

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each ProFund may invest all or part of the ProFund’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

The ProFunds (other than the Portfolio, except to the degree the Portfolio may borrow for temporary or emergency purposes) may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk but also increases investment opportunity. Since substantially all of a ProFund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will fluctuate more when the ProFund is leveraging its investments than would otherwise be the case. Inverse ProFunds will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, each ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund’s assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund.

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LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, a ProFund and the Portfolio may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund/Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund/Portfolio any income accruing thereon, and the ProFund/Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund will not lend more than 33 1/3% of the value of the ProFund’s total assets and the Portfolio will not lend more than 20% of the value of its total assets. Loans would be subject to termination by the lending ProFund/Portfolio on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending ProFund/Portfolio and that ProFund’s/Portfolio’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund/Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. With respect to the Portfolio, cash collateral may be invested in a money market fund managed by DeAM (or its affiliate) and DeAM may serve as the Portfolio’s lending agent and may share in revenue received from securities lending transactions as compensation for this service.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each non-money market ProFund (and to the extent allowable by its investment policies, the Money Market ProFund), from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market ProFund) of the ProFund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the ProFund’s purchase commitments for such when-issued or delayed-delivery securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each ProFund may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund/Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund’s/Portfolio’s shareholders will indirectly bear the ProFund’s/Portfolio’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund/Portfolio to the ProFund’s/Portfolio’s own investment adviser and the other expenses that the ProFund/Portfolio bears directly in connection with the ProFund’s/Portfolio’s own operations.

In accordance with applicable law, the Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund’s voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission. As a shareholder of another money market fund, the

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Portfolio would bear, along with other shareholders, its pro rata portion of the other money market fund’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly (and the Fund bears indirectly on a pro rata basis) in connection with its own operations.

ILLIQUID SECURITIES

Each ProFund and the Portfolio may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Portfolio) of the ProFund’s/Portfolio’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the “Commission” or “SEC”), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The ProFund/Portfolio may not be able to sell illiquid securities when the Advisor or DeAM considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

At the time of investment, the Portfolio’s aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio’s net assets. If changes in the liquidity of certain securities cause the Portfolio to exceed such 10% limit, the Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a ProFund to the Advisor or, in the case of the Portfolio, to DeAM. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund’s liquidity.

PORTFOLIO QUALITY AND MATURITY

(MONEY MARKET PROFUND AND THE PORTFOLIO)

The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. DeAM, acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. DeAM will cause the Portfolio to dispose of any security as soon as practicable if the security

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is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in lower yield than investments with a lower quality or longer term.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS

(MONEY MARKET PROFUND AND THE PORTFOLIO)

The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, that are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by DeAM to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers’ acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Portfolio’s investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If DeAM deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada and Australia. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. The Portfolio may invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio’s concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in Appendix C.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS

AND ASSET-BACKED SECURITIES (MONEY MARKET PROFUND AND THE PORTFOLIO)

COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign entities in order to finance their current operations. Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or if not rated must be believed by DeAM to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

VARIABLE RATE MASTER DEMAND NOTES are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not ordinarily traded. Since no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy DeAM, acting under the supervision of the Board of Trustees of the Portfolio, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active

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secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Portfolio’s minimum credit quality standards, are comparable in priority and security to other securities of such issuer that have been rated in the top three highest long-term rating categories by the NRSROs rating such security, or if unrated, are determined by DeAM to be of comparable quality.

CREDIT ENHANCEMENT. Certain of the Portfolio’s acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement may adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Money Market ProFund’s share price. The Portfolio may have more than 25% of its total assets invested in securities issued or credit-enhanced by banks or other financial institutions.

ASSET-BACKED SECURITIES. The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, assets such as pools of consumer loans, trade receivables or other types of loans held in a trust. Such assets are securitized through the use of Trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market’s perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset-backed securities include assets such as (but not limited to) first liens on mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Portfolio may invest are limited to those which satisfy the requirements contained in Rule 2a-7.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently (usually monthly) on asset-backed securities and that principal may be prepaid at any time because the

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underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

PORTFOLIO TURNOVER

The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses that would be borne by the ProFunds. In addition, a ProFund’s portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund’s portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the ProFund’s investors, it is difficult to estimate what the ProFund’s actual portfolio turnover rate will be in the future. ProFunds expects, however, that the portfolio turnover experienced by the ProFunds will be substantial. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the ProFunds invest, are excluded from the calculation of portfolio turnover rate.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

CORRELATION AND TRACKING. Several factors may affect the ability of the ProFunds to achieve correlation with their benchmarks. Among these factors are: (1) a ProFund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the index underlying a ProFund’s benchmark being held by the ProFund and/or securities not included in the index being held by the ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund’s share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark; (8) the need to conform a ProFund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions; and (12) fluctuations in currency exchange rates. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

LEVERAGE. Ultra ProFunds, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort OTC ProFund, UltraSector ProFunds and U.S. Government Plus ProFund and Rising Rates Opportunity ProFund employ leverage as a principal investment strategy and all of the ProFunds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds’ shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would

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decrease the ProFund’s total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged.

NON-DIVERSIFIED STATUS. Each non-money market ProFund is a “non-diversified” series. A non-money market ProFund is considered “non-diversified” because a relatively high percentage of the ProFund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund’s classification as a “non-diversified” investment company means that the proportion of the ProFund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

Unlike other open-end management investment companies (mutual funds) that directly acquire and manage their own portfolio securities, Money Market ProFund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Money Market ProFund. Therefore, an investor’s interest in the Portfolio’s securities is indirect. In addition to selling beneficial interests to the Money Market ProFund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio’s expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Money Market ProFund and are not subject to comparable variations in sales loads and other operating expenses. Therefore, investors in Money Market ProFund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from DeAM at 1-800-730-1313.

The ProFunds’ Board of Trustees believes that Money Market ProFund will achieve certain efficiencies and economies of scale through the master-feeder structure, and that the aggregate expenses of Money Market ProFund are no higher than if Money Market ProFund invested directly in the securities held by the Portfolio.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Commission, whenever Money Market ProFund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Money Market ProFund and will cast all of its votes in the same proportion as the votes of Money Market ProFund’s shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing Money Market ProFund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as Money Market ProFund shareholders who do, in fact, vote.

Certain changes in the Portfolio’s investment objective, policies or restrictions may require the Money Market ProFund to withdraw its interest in the Portfolio. Such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, Money Market ProFund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of Money Market ProFund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

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Potential Future Change to the Master-Feeder Fund Structure

At a meeting held on April 25, 2001, shareholders of Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of Money Market ProFund directly, at which point Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, Money Market ProFund’s investment objective would not change, and the Advisor anticipates investing Money Market ProFund’s assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that Money Market ProFund’s total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

INVESTMENT RESTRICTIONS

Each ProFund and the Portfolio have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of a “vote” of a “majority of the outstanding voting securities” of the ProFund or the Portfolio, as that phrase is defined in the 1940 Act. The phrase “vote of a majority of outstanding voting securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the ProFund present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the ProFund. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A non-money market ProFund may not:

1.	Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, U.S. Government 30 ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund, Short Dow 30 ProFund, Short Mid-Cap ProFund, Ultra Dow 30 ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, Dow 30 ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund. Each of the foregoing ProFunds may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.

2.	Make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

3.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITs.

4.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

5.	Issue senior securities to the extent such issuance would violate applicable law.

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6.	Borrow money, except that the ProFund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund’s investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7.	Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in selling portfolio securities.

8.	Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

For purposes of the ProFunds’ (other than the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, U.S. Government 30 ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund) policy not to concentrate their assets in issuers in any particular industry, ProFunds use the industry sub-group classifications provided by Bloomberg, L.P. Each UltraSector ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, U.S. Government 30 ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may concentrate its investment in the securities of companies engaged in a single industry or group of industries to approximately the same extent as its benchmark index and in accordance with its investment objective and policies as disclosed in the ProFunds’ Prospectus and Statement of Additional Information.

The following fundamental investment restrictions and non-fundamental investment operating policies have been adopted by the Trust, with respect to Money Market ProFund, and by the Portfolio. Unless an investment instrument or technique is described in the Prospectus or elsewhere herein, Money Market ProFund and the Portfolio may not invest in that investment instrument or engage in that investment technique.

The investment restrictions below have been adopted by the Trust with respect to Money Market ProFund and by the Portfolio as fundamental policies (as defined above). Whenever Money Market ProFund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Money Market ProFund’s shareholders and will cast its votes as instructed by the shareholders. Money Market ProFund’s shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing ProFund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Money Market ProFund shareholders who do, in fact, vote.

Under investment policies adopted by Money Market ProFund, and by the Portfolio, each of Money Market ProFund and Portfolio may not:

1.	Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the market value of the ProFund’s or the Portfolio’s total assets (including the amount borrowed), as the case may be, calculated in each case at market value.

2.	Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

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3.	Invest more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, in any one issuer (other than U.S. government obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

4.	Invest more than 25% of the total assets of the ProFund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. government obligations; (ii) under normal market conditions more than 25% of the total assets of the Money Market ProFund and the Portfolio will be invested in obligations of U.S. and foreign banks, however, nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

5.	Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

6.	Underwrite the securities issued by others (except to the extent the ProFund or Portfolio may be deemed to be an underwriter under the federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities (to the extent these securities are illiquid, they will be subject to the ProFund’s or Portfolio’s 10% limitation in illiquid securities), provided, however, that nothing in this investment restriction shall prevent the Trust from investing all of the ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

7.	Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the ProFund or the Portfolio from investing in obligations secured by real estate or interests therein.

8.	Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the ProFund and the Portfolio, the lending of portfolio securities.

9.	Invest more than an aggregate of 10% of the net assets of the ProFund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other “illiquid” securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund’s assets in an open-end management investment company with substantially the same investment objective as the ProFund.

10.	Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

11.	Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFunds’ assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

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12.	Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

13.	Purchase or retain the securities of any issuer if any of the officers or trustees of the ProFund or the Portfolio or DeAM owns individually more than 1/2 of 1% of the securities of such issuer and together such officers and directors own more than 5% of the securities of such issuer.

14.	Invest in warrants, except that the ProFund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the ProFund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the ProFund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the ProFund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Portfolio (or, as applicable, the Trust, on behalf of the Money Market ProFund) will not as a matter of operating policy (except that no operating policy shall prevent the ProFund from investing all of its assets in an open-end investment company with substantially the same investment objective):

1.	borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio’s (ProFund’s) total assets (taken at market), except that the Portfolio (ProFund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

2.	pledge, mortgage or hypothecate for any purpose in excess of 5% of the Portfolio’s (ProFund’s) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

3.	purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

4.	sell any security that it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

5.	invest for the purpose of exercising control or management;

6.	make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio’s (ProFund’s) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time. The Portfolio (ProFund) has no current intention to engage in short selling.

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction 1. above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in market value of an investment, in net or total assets, or in the change of securities rating of the investment, of any other later change.

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The Money Market ProFund will comply with the state securities laws and regulations of all states in which they are registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Money Market ProFund, or any other registered investment company investing in the Portfolio, is registered.

DETERMINATION OF NET ASSET VALUE

The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund’s principal trading market(s) is closed, the value of a ProFund’s shares may be affected on days when investors do not have access to the ProFund to purchase or redeem shares. This may also be the case for each ProFund (other than U.S. Government Plus ProFund, U.S. Government 30 ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund and Money Market ProFund) when foreign securities trade while ADRs are not trading due to markets being closed in the United States.

The net asset value per share of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund’s assets attributed to a specific class (in the case of Money Market ProFund, the value of its investment in the Portfolio), less all liabilities attributed to the specific class, by the number of outstanding shares of the class. When a ProFund experiences net shareholder inflows, it generally records investment transactions on the business day after the transaction order is placed. When a ProFund experiences net shareholder outflows, it generally records investment transactions on the business day the transaction order is placed. This is intended to deal equitably with related transaction costs by having them borne in part by the investor generating those costs for the ProFund. Money Market ProFund’s net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for NASD traded securities). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC (other than those traded on the NASDAQ Stock Market) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there is no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior that time at which a ProFund calculates net asset value. Alternatively if there is no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

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When the Advisor determines that the price of a security is not readily available, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

The Portfolio will use the amortized cost method in valuing its portfolio securities. This method involves valuing each security held by the Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the Portfolio will not be reflected in the Money Market ProFund’s net asset value. The Board of Trustees of the Portfolio has indicated that it will monitor the valuation of assets using this method and will make such changes as it deems necessary to assure that the assets of the Portfolio are valued fairly in good faith.

Because the valuation of the Portfolio’s securities is based on their amortized cost, it does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio’s use of the amortized cost method of valuing its securities is permitted by Rule 2a-7 adopted by the Commission. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Money Market ProFund, to stabilize, to the extent reasonably possible, the investors’ price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio’s holdings by the Portfolio’s Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio’s assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio’s assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio’s Board of Trustees. In the event the Portfolio’s Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio’s Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio’s assets by using available market quotations.

Each investor in the Portfolio, including the Money Market ProFund, may add to or reduce his or her investment in the Portfolio on each day the Portfolio determines its Net Asset Value. At the close of each such business day, the value of each investor’s beneficial interest in the Portfolio will be determined by multiplying the Net Asset Value of the Portfolio by the percentage, effective for that day, which represents that investor’s share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor’s investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate Net Asset Value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will

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then be applied to determine the value of the investor’s interest in the Portfolio as of the close of the following business day.

PORTFOLIO TRANSACTIONS AND BROKERAGE

NON-MONEY MARKET PROFUNDS

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. The Advisor may serve as an investment manager to a number of clients, including other investment companies, private accounts or funds. The Advisor may place a combined order for two or more accounts it manages, including a ProFund, engaged in the purchase or sale of the same security or instrument. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

The policy of each ProFund regarding purchases and sales of securities for a ProFund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a ProFund’s policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor’s other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor’s expenses,

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this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

In accordance with Rule 12b-1(h) under the 1940 Act, the Advisor will not enter into any agreement or other understanding – whether written or oral – under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a ProFund’s shares. Therefore, in selecting brokers to effect transactions in ProFunds’ portfolio securities, the Advisor may not consider the broker’s promotional or sales efforts. In accordance with Rule 12b-1(h), the Advisor may direct portfolio securities transactions to a broker to execute, clear or settle transactions in portfolio securities when such broker also promotes or sells shares issued by a ProFund, because the ProFunds have implemented policies and procedures that are reasonably designed to prevent (i) the persons responsible for selecting broker-dealers to effect transactions in fund portfolio securities transactions from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts and (ii) the ProFunds, the Advisor and the Distributor from entering into any agreement or other understanding under which the ProFunds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of the fund shares.

The Trust is required to identify securities of its “regular brokers or dealers” held by a ProFund at the end of its most recently completed fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amount of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amount of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. During the fiscal year ended December 31, 2004, the following ProFunds held securities of regular brokers or dealers to the Trust:

	Approximate Aggregate Value of Issuer’s Securities Owned by the ProFund during the
ProFund	fiscal year ended December 31, 2004	Name of Broker or Dealer
Bull ProFund	$2,714,702	Citigroup, Inc.
	189,351	Merrill Lynch & Co., Inc.
	311,293	Prudential Financial, Inc.
Mid-Cap ProFund	734,099	Fidelity National Financial, Inc.
Large-Cap Value ProFund	2,351,378	Citigroup, Inc.
	232,347	Lehman Brothers, Inc.
	515,935	Merrill Lynch & Co., Inc.
	273,701	Prudential Financial, Inc.
Mid-Cap Value ProFund	1,280,404	Fidelity National Financial, Inc.
UltraBull ProFund	3,542,916	Citigroup, Inc.
	273,508	Merrill Lynch & Co., Inc.
	406,264	Prudential Financial, Inc.
UltraMid-Cap ProFund	662,579	Fidelity National Financial, Inc.
UltraDow 30 ProFund	1,526,872	Citigroup, Inc.
Banks UltraSector ProFund	1,054,515	Citigroup, Inc.
Financials UltraSector ProFund	521,742	Citigroup, Inc.
	15,665	Fidelity National Financial, Inc.
	108,363	Merrill Lynch & Co., Inc.
	59,247	Prudential Financial, Inc.

MONEY MARKET PROFUND AND THE PORTFOLIO

DeAM is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

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The policy of DeAM in placing orders for the purchase and sale of securities for the Portfolio is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer’s ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer’s knowledge of the market and the security; the broker-dealer’s ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. DeAM seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Portfolio to reported commissions paid by others. DeAM routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by DeAM with the principal market makers for these securities unless DeAM reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Portfolio to their customers. However, DeAM does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

DeAM is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), when placing portfolio transactions for a fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. DeAM, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., “third party research”). However, DeAM may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., “proprietary research”). Consistent with DeAM’s policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, DeAM may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, DeAM may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by DeAM to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to DeAM in providing services to clients other than the fund making the trade, and not all such information is used by DeAM in connection with such fund. Conversely, such information provided to DeAM by

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broker-dealers through which other clients of DeAM effect securities transactions may be useful to DeAM in providing services to the fund.

DeAM will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each fund and for other investment accounts managed by DeAM are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, DeAM may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates (or in the case of a sub-adviser, the sub-adviser or one of its affiliates) may act as a broker for the Portfolio and receive brokerage commissions or other transaction-related compensation from the Portfolio in the purchase and sale of securities, options or futures contracts when, in the judgment of DeAM, and in accordance with procedures approved by the Portfolio’ Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Brokerage Commissions

For the fiscal years ended December 31, 2002, 2003 and 2004, each non-money market ProFund paid brokerage commissions in the following amounts:

	BROKERAGE COMMISSIONS FYE 12/31
	2002	2003	2004
Bull ProFund	$722,189	$201,425	$225,127
Mid-Cap ProFund	266,292	70,209	82,356
Small-Cap ProFund	119,124	135,138	123,527
OTC ProFund	6,317	30,226	33,629
Large-Cap Value ProFund	209,290	289,163	302,580
Large-Cap Growth ProFund	46,268	86,949	108,705
Mid-Cap Value ProFund	405,760	279,863	483,357
Mid-Cap Growth ProFund	142,601	121,719	122,761
Small-Cap Value ProFund	695,309	409,173	592,057
Small-Cap Growth ProFund	214,641	216,110	229,401
Europe 30 ProFund	76,359	102,819	98,607
UltraBull ProFund	992,483	258,926	243,533
UltraMid-Cap ProFund	907,285	90,804	129,434
UltraSmall-Cap ProFund	783,337	197,809	428,254
UltraDow 30 ProFund	25,750	144,693	235,615
UltraOTC ProFund	114,942	130,502	204,105
UltraJapan ProFund	117,208	222,422	259,573
Bear ProFund	49,800	43,160	19,170
Short Small-Cap ProFund	15,148	42,774	84,313
Short OTC ProFund	5,920	25,633	47,443
UltraBear ProFund	262,633	191,675	91,415
UltraShort Mid-Cap ProFund	N/A	N/A	16,214
UltraShort Small-Cap ProFund	N/A	N/A	77,926
UltraShort Dow 30 ProFund	N/A	N/A	11,848
UltraShort OTC ProFund	102,516	114,646	131,070
Banks UltraSector ProFund	30,648	8,528	24,513

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	BROKERAGE COMMISSIONS FYE 12/31
	2002	2003	2004
Basic Materials UltraSector ProFund	117,641	54,263	47,781
Biotechnology UltraSector ProFund	13,911	22,663	8,078
Consumer Goods UltraSector ProFund	N/A	N/A	23,329
Consumer Services UltraSector ProFund	N/A	N/A	13,608
Financials UltraSector ProFund	58,033	46,303	31,441
Health Care UltraSector ProFund	33,481	15,343	32,077
Industrials UltraSector ProFund	N/A	N/A	61,564
Internet UltraSector ProFund	18,283	31,552	16,504
Mobile Telecommunications UltraSector ProFund	125,119	142,190	103,859
Oil & Gas UltraSector ProFund	46,132	68,706	100,713
Pharmaceuticals UltraSector ProFund	37,097	62,373	26,782
Precious Metals UltraSector ProFund	-0-	-0-	-0-
Real Estate UltraSector ProFund	278,627	171,393	293,837
Semiconductor UltraSector ProFund	28,514	56,860	34,099
Technology UltraSector ProFund	53,463	31,231	27,501
Telecommunications UltraSector ProFund	72,108	44,211	49,318
Utilities UltraSector ProFund	76,684	101,434	91,388
U.S. Government Plus ProFund	70	2,142	9,089
Rising Rates Opportunity ProFund	-0-	21,780	58,531
Money Market ProFund	-0-	-0-	-0-

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2004.

The nature of the ProFunds may cause the ProFunds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFund’s investors.

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MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004)	ProFunds (115) Access One Trust (8)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProFunds (115) Access One Trust (8)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	ProFunds (115) Access One Trust (8)	None

*	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

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Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President Secretary	Indefinite; February 2003 to present April 1997 to February 2003	President of the Advisor (May 1997 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel, Compliance Officer and Assistant Secretary – Calvert Group, Ltd. from January 1999 until October 2002.

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 2/66	Secretary	Indefinite; February 2003 to present	Vice President and General Counsel of the Advisor, (January 2005 to present); Vice President and Chief Legal Counsel (July 2001 to December 2004); GE Investment Management Inc.: Vice President and Associate General Counsel (April 1998 to June 2001); Kirkpatrick & Lockhart LLP: Attorney (Prior to April 1998).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	BISYS Fund Services: Vice President of Financial Services (April 2002 to present); KPMG LLP: Senior Manager (August 1993 to March 2002).

John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/67	Vice President	Indefinite; August 1999 to present	BISYS Fund Services: Director of Client Services (February 1997 to present).

Audit Committee

The Board of Trustees has an Audit Committee, whose function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust’s financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2004.

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Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2004.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Russell S. Reynolds, III	None	None
Michael C. Wachs	None	None

Interested Trustee
Michael L. Sapir	Over 100,000	Over 100,000

As of December 31, 2004, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

No independent Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2004.

No independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

No independent Trustee (or an immediate family member thereof) during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Trust;

•	an officer of the Trust;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	the Advisor or the principal underwriter of the ProFunds,

•	an officer of the Advisor or the principal underwriter of the ProFunds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

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Trustee Compensation

For the fiscal year ended December 31, 2004, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Trust*	Pension or Retirement Benefits Accrued as Part of Trust Expenses**	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$20,500	$0	$0	$20,500
Michael C. Wachs, Trustee	$20,500	$0	$0	$20,500

Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

*	Prior to January 1, 2004, the Trust paid each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. Effective January 1, 2004, each Trustee who is not an employee of the Advisor or its affiliates shall be entitled to compensation for his services as Trustee at the rate of (i) $10,000 per year; (ii) an additional $2,500 for each Board meeting attended by him in person, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $1,500 per special meeting attended by him in person; and (iv) an additional $500 per each board meeting participated in by him via telephone. Effective January 1, 2005, the Trust, together with other funds in the Fund Complex advised by the Advisor for which a Trustee serves as director or trustee, pays each Independent Trustee compensation for his services as Trustee at the annual rate of $35,000. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the Trust for performing the duties of their offices.

**	The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

MANAGEMENT OF THE SCUDDER CASH MANAGEMENT PORTFOLIO

Trustees and Officers

The overall business and affairs of the Portfolio are managed by its Board of Trustees. The Board approves all significant agreements between the Portfolio and persons or companies furnishing services to the Portfolio, including the Portfolio’s agreements with its investment advisor, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for managing the Portfolio’s affairs and for exercising the Portfolio’s powers except those reserved for the shareholders and those assigned to the Portfolio’s advisor, DeAM, or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is appointed or elected and qualified. Each Officer is elected to serve until he or she resigns, is removed or a successor has been duly appointed and qualified.

The following information is provided for each Trustee and Officer of the Portfolio and the Portfolio’s Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an “interested person” of the Portfolio. Information for each Non-Independent Trustee (“Interested Trustee”) follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Portfolio’s advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to the Portfolio’s operations is One South Street, Baltimore, Maryland, 21202.

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Information Concerning Trustees and Officers

Independent Trustees

Name, Date of Birth, Position with the Scudder Funds and Length of Time Served(1),(2)	Business Experience and Directorships During the Past 5 Years	Number of Scudder Funds in the Fund Complex Overseen
Joseph R. Hardiman 5/27/37 Chairman since 2004 and Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation(3) (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998 to January 2004) and Director, Circon Corp.(3) (medical instruments) (November 1998–January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987–1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985–1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976–1985).	52

Richard R. Burt 2/03/47 Trustee since 2002	Chairman, Diligence LLC (international information collection and risk-management firm) (since September 2002 ); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc. (3) (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (since April 1999), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc. (3) International Advisory Council (since July 1996); Director, The Germany Fund, Inc. (since 2000), The New Germany Fund, Inc. (since 2004), The Central Europe and Russia Fund, Inc. (since 2000). Formerly, Partner, McKinsey & Company (consulting) (1991–1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985–1991); Member of the Board, Homestake Mining(3) (mining and exploration) (1998–February 2001), Archer Daniels Midland Company(3) (agribusiness operations) (October 1996–June 2001) and Anchor Gaming (gaming software and equipment) (March 1999–December 2001); Chairman of the Board, Weirton Steel Corporation(3) (April 1996-2004).	55

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Name, Date of Birth, Position with the Scudder Funds and Length of Time Served(1),(2)	Business Experience and Directorships During the Past 5 Years	Number of Scudder Funds in the Fund Complex Overseen
S. Leland Dill 3/28/30 Trustee since 1990	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956–June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989–May 1992), Coutts (USA) International (January 1992–March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991–March 1999); General Partner, Pemco (investment company) (June 1979–June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	52

Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund) ; Trustee of the TIAA-CREF Mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985 - January 2001).	52

Richard J. Herring 2/18/46 Trustee since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co–Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000).	52

Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open–end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open–end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	52

Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	52

Philip Saunders, Jr. 10/11/35 Trustee since 1990	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987–1988); President, John Hancock Home Mortgage Corporation (1984–1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982–1986).	52
William N. Searcy 9/03/46 Trustee since 2002	Private investor since October 2003; Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation(3) (telecommunications) (November 1989-October 2003).	52

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Interested Trustee

Name, Date of Birth, Position with the Scudder Funds and Length of Time Served(1), (2)	Business Experience and Directorships During the Past 5 Years	Number of Scudder Funds in the Fund Complex Overseen
William N. Shiebler(4) 2/06/42 Trustee since 2004	Chief Executive Officer in the Americas for Deutsche Asset Management (“DeAM”) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	135

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Officers

Name, Date of Birth, Position with the Scudder Funds and Length of Time Served(1), (2)	Business Experience and Directorships During the Past 5 Years
Julian F. Sluyters(5) 7/14/60 President and Chief Executive Officer since 2004	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004), Scudder Global Commodities Stock Fund, Inc. (since July 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991 to 1998) UBS Global Asset Management

Kenneth Murphy(6) 10/13/63 Vice President and Anti–Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (2000 to present). Formerly, Director, John Hancock Signature Services (1992–2000).

Paul H. Schubert(5) 1/11/63 Chief Financial Officer, since 2004	Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Charles A. Rizzo(6) 8/05/57 Treasurer since 2002	Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993–1998).

John Millette(6) 8/23/62 Secretary since 2003	Director, Deutsche Asset Management

Lisa Hertz(5) 8/21/70 Assistant Secretary, since 2004	Vice President, Deutsche Asset Management

Daniel O. Hirsch 3/27/54 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management (2002 to present). Formerly, Director, Deutsche Asset Management (1999–2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Assistant General Counsel, United States Securities and Exchange Commission (1993–1998); Director, Deutsche Global Funds Ltd. (2002-2004).

Caroline Pearson(6) 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

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Name, Date of Birth, Position with the Scudder Funds and Length of Time Served(1), (2)	Business Experience and Directorships During the Past 5 Years
Bruce A. Rosenblum 9/14/60 Vice President since 2003 and Assistant Secretary since 2002	Director, Deutsche Asset Management.

Kevin M. Gay(6) 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management

Salvatore Schiavone(6) 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management

Kathleen Sullivan D’Eramo(6) 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management

Philip Gallo(5) 8/02/62 Chief Compliance Officer since 2004	Managing Director, Deutsche Asset Management (2003-present). Formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)

(1)	Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

(2)	Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Cash Management Portfolio of which these funds are a series.

(3)	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(4)	Mr. Shiebler is a Trustee who is an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler’s business address is 280 Park Avenue, New York, New York 10017.

(5)	Address: 345 Park Avenue, New York, New York 10154.

(6)	Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM or an affiliate serves as the advisor.

Officers’ Role with Principal Underwriter: Scudder Distributors, Inc.

Caroline Pearson: Secretary

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Trustee Ownership in the Scudder Funds(1)

Trustee	Dollar Range of Beneficial Ownership in the Portfolio	Aggregate Dollar Range of Ownership as of December 31, 2004 in all Funds Overseen by Trustee in the Scudder Family of Investment Companies(2)
Independent Trustees:
Richard R. Burt	None	Over $100,000
S. Leland Dill	None	Over $100,000
Martin J. Gruber	None	Over $100,000
Joseph R. Hardiman	None	Over $100,000
Richard J. Herring	None	Over $100,000
Graham E. Jones	None	Over $100,000
Rebecca W. Rimel	None	Over $100,000
Philip Saunders, Jr.	None	Over $100,000
William N. Searcy	None	Over $100,000
William N. Shiebler	None	Over $100,000

(1)	The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Fund’s deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

(2)	Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Trustee’s economic interest is tied to the securities, employment ownership and securities when the Trustee can exert voting power and when the Trustee has authority to sell the securities. The dollar ranges are: None, $1–$10,000, $10,001–$50,000, $50,001–$100,000, over $100,000.

Ownership in Securities of DeAM and Related Companies

As reported to the Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund Complex (including Deutsche Bank AG).

Independent Trustee	Owner and Relationship to Trustee	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
Richard R. Burt	None	None	N/A	N/A	N/A
S. Leland Dill	None	None	N/A	N/A	N/A
Martin J. Gruber	None	None	N/A	N/A	N/A
Joseph R. Hardiman	None	None	N/A	N/A	N/A
Richard J. Herring	None	None	N/A	N/A	N/A
Graham E. Jones	None	None	N/A	N/A	N/A
Rebecca W. Rimel	None	None	N/A	N/A	N/A
Philip Saunders, Jr.	None	None	N/A	N/A	N/A
William N. Searcy	None	None	N/A	N/A	N/A

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As of December 31, 2004 the Trustees and officers of the Portfolio owned, as a group, less than 1% of the outstanding shares of the Fund.

To the best of the Money Market ProFund’s knowledge, as of December 31, 2004, no person owned of record or beneficially 5% or more of any class of the Money Market ProFund’s outstanding shares.

Information Concerning Committees and Meetings of Trustees of the Portfolio

The Board of Trustees of the Portfolio met nine times during the calendar year ended December 31, 2004 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Board Committees. The Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board currently has the following committees:

Audit Committee. The Audit Committee, formerly known as the Audit and Compliance Committee, selects the independent registered public accounting firms for the Portfolio, confers with the independent registered public accounting firm regarding the Portfolio’s financial statements, the results of audits and related matters, and performs such other tasks as it deems necessary or appropriate. The Audit Committee approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on their independence. The members of the Audit Committee are Messrs. Dill (Chair), Jones, Herring, Searcy and Saunders. The Audit Committee met seven times during the calendar year ended December 31, 2004.

Nominating and Governance Committee. The primary responsibilities of the Nominating and Governance Committee, consisting of all the Independent Trustees, are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates.* The Nominating and Governance Committee, which meets as often as deemed appropriate by the Committee, met three times during the calendar year ended December 31, 2004.

*Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Funds.

Valuation Committee. The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by the Portfolio in accordance with the Portfolio’s Valuation Procedures. Messrs. Herring, Gruber and Saunders (Chair) are members of the Committee with Messrs. Burt, Dill, Hardiman, Jones, Searcy and Ms. Rimel as alternates. Two Trustees are required to constitute a quorum for meetings of the Valuation Committee. The Valuation Committee met six times during the calendar year ended December 31, 2004.

Additional Committees. The Board of Trustees has established a Fixed Income Committee and an Equity Committee. The members of the Fixed Income Committee are Messrs. Dill, Jones and Searcy (Chairperson) and Ms. Rimel. The members of the Equity Committee are Messrs. Burt, Gruber (Chairperson), Hardiman, Herring and Saunders. The Fixed Income and Equity Committees periodically review the investment performance of the Portfolio. The Fixed Income Committee met five times and the Equity Committee met five times during the calendar year ended December 31, 2004.

Marketing/Shareholder Service Committee: The Marketing/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Fund and their shareholders. The members of the committee are Messrs. Burt, Gruber, Herring (Chairperson), Jones, Shiebler and Ms. Rimel. This committee was established December 2004 and therefore held one meeting during the calendar year 2004.

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Legal/Regulatory/Compliance Committee: The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Fund, including the handling of pending or threatened litigation or regulatory action involving the Fund, and (ii) general compliance matters relating to the Fund. The members of the Legal/Regulatory/Compliance Committee are Messrs. Burt, Dill and Hardiman and Ms. Rimel (Chairperson). This committee was established December 2004 and met one time in 2004.

Expense/Operations Committee: The Expense/Operations Committee (previously known as the Operations Committee) (i) monitors the Fund’s total operating expense levels, (ii) oversees the provision of administrative services to the Funds, including the Fund’s custody, fund accounting and insurance arrangements, and (iii) reviews the Fund’s investment advisers’ brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Messrs. Dill, Hardiman, Saunders and Searcy. This committee met five times in 2004.

Remuneration. Officers of the Portfolio receive no direct remuneration from the Portfolio. Officers and Trustees of the Portfolio who are officers or Trustees of Deutsche Asset Management or DeAM may be considered to have received remuneration indirectly. Each Trustee who is not an “interested person” of the Portfolio receives compensation from the Fund for his or her services, which includes an annual retainer fee and an attendance fee for each Board meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board meetings). Additionally, each Independent Trustee receives a fee for each telephonic Audit Committee or Board meeting in which he or she participates. Each Independent Trustee also may receive a fee for certain special committee meetings attended. In addition, the Chair of the Audit Committee receives an annual fee for his services.

Members of the Board of Trustees who are employees of DeAM or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of DeAM, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The following table shows compensation received by each Trustee from the Portfolio and aggregate compensation from the Fund Complex during calendar year 2004.

Name of Trustee	Compensation from Portfolio	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Total Compensation Paid to Trustee from the Portfolio and the Fund Complex (1),(3)
Richard R. Burt(4)	$47,078	$0	$198,370
S. Leland Dill	$43,034	$0	$155,500
Martin J. Gruber	$37,895	$0	$136,000
Joseph R. Hardiman (2)	$38,923	$0	$139,000
Richard J. Herring(2)	$38,612	$0	$138,000
Graham E. Jones	$38,254	$0	$137,000
Philip Saunders, Jr. (2)	$38,612	$0	$138,000
(2)
William N. Searcy	$40,942	$0	$149,500

(1)	During calendar year 2004, the total number of funds overseen by each Trustee was 55 funds except for Mr. Burt who oversaw 58 funds.

(2)	Of the amounts payment to Ms. Rimel and Messrs. Hardiman, Herring and Saunders, $144,897, $57,154, $56,554 and $126,888, respectively, was deferred pursuant to a deferred compensation plan.

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(3)	Aggregate compensation reflects amounts paid to the Trustees for special meetings of ad hoc committees of the New York Board in connection with the possible consolidation of the various Scudder Fund Boards and with respect to legal and regulatory matters. Such amounts totaled $31,120 for Mr. Burt, $3,000 for Mr. Dill, $3,000 for Mr. Gruber, $3,000 for Mr. Hardiman, $4,000 for Mr. Herring, $3,000 for Mr. Jones, $31,120 for Ms. Rimel, $4,000 for Mr. Saunders and $2,000 for Mr. Searcy. These meeting fees were borne by the Funds.

(4)	Mr. Burt also served on the Germany Funds Board in 2004, for which he received the compensation indicated.

Certain funds in the Scudder Fund Complex, including the Portfolio, have adopted a Retirement Plan for Trustees who are not employees of the Portfolio, the Portfolio’s Administrator or its respective affiliates (the “Retirement Plan”). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by the fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each of the 25 funds that have adopted the Retirement Plan based upon the relative net assets of such fund.

Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2001 were as follows: for Ms. Rimel, 6 years; for Mr. Hardiman, 3 years; and for Mr. Burt, 2 years.

Estimated Annual Benefits Payable By Scudder Fund Complex Upon Retirement

Years of Service	Chair Audit Committee	Other Participants
6 years	$4,900	$3,900
7 years	$9,800	$7,800
8 years	$14,700	$11,700
9 years	$19,600	$15,600
10 years or more	$24,500	$19,500

Effective February 12, 2001, the Board of Trustees of the Trust, as well as the Portfolio participating in the Retirement Plan, voted to amend the Plan as part of an overall review of the compensation paid to Trustees. The amendments provided that no further benefits would accrue to any current or future Trustees and included a onetime payment of benefits accrued under the Plan to Trustees, as calculated based on the following actuarial assumptions: (1) retirement benefits at the later of age 65 or 10 years of service based on a 10% per year of service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 31, 2001. At each Trustee’s election, this one-time payment could be transferred into the Deferred Compensation Plan, described below.

Any Trustee who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Hardiman, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Trustees may select from among certain funds in the Scudder Family of funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

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Agreement to Indemnify Independent Directors/Trustees of the Scudder Funds for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Scudder Funds, including the Portfolio, the Portfolio’s investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Portfolio against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Portfolio or the investment advisor (“Enforcement Actions”) or that are the basis for private actions brought by shareholders of the Portfolio against the Portfolio, its directors and officers, the Portfolio’s investment advisor and/or certain other parties (“Private Litigation”), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Portfolio and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, the Portfolio’s investment advisor has also agreed, subject to applicable law and regulation, to indemnify the Scudder Fund’s Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the Scudder Fund’s Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Portfolio or its shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee’s duties as a director or trustee of the Portfolio as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. This agreement by the Portfolio’s investment advisor will survive the termination of the investment management agreements between the investment advisor and the Portfolio.

PROFUND ADVISORS LLC

Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor dated October, 1997 and most recently amended and restated as of December 15, 2004 (the “Agreement” or “Advisory Agreement”), each non-money market ProFund, except the OTC ProFund, UltraJapan ProFund, U.S. Government Plus ProFund and U.S. Government 30 ProFund pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets (Europe 30 ProFund, formerly UltraEurope ProFund, paid the Advisor a fee at an annualized rate of 0.90% of its average daily net assets prior to September 4, 2001). OTC ProFund, UltraJapan ProFund, U.S. Government Plus ProFund and U.S. Government 30 ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.50% and 0.50%, respectively, of their average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor has managed the ProFunds since their inception and also manages other similar investment vehicles. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D. who may be deemed to control the Advisor. The Advisor’s address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. The Advisor also serves as the investment adviser to each series of Access One Trust.

The Board last approved the Advisory Agreement at a meeting held on December 15, 2004. In determining whether it was appropriate to approve the Advisory Agreement on behalf of each ProFund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year ended December 31; (v) information regarding advisory fees earned versus advisory fees waived for the past three fiscal years and the most recent six-month fiscal period ended June 30; (vi) performance correlation analysis showing how each Fund performed versus its benchmark index for the prior fiscal year ended December 31 and the most recent six-month fiscal period ended June 30; (vii) detailed comparative industry fee data; and (viii) information regarding

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brokerage allocation and best execution, including a summary of the Advisor’s review of trade execution for the past four calendar quarters. The Board also received information regarding the Advisor’s practices in monitoring each ProFund’s compliance with regulatory requirements and Trust procedures.

The Board carefully evaluated this information, and was advised by legal counsel (including independent legal counsel for the Independent Trustees) with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

•	The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies including investment companies offering services similar in nature and extent to the ProFunds (“peer group funds”). Although there are a limited number of peer group funds, the Trustees found that in all cases the investment advisory fees were competitive with their peer group funds;

•	The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds and the ProFunds’ historic performance, including the success of the ProFunds in tracking benchmarks and achieving stated investment objectives. The Trustees found that in all cases ProFunds Advisor’s investment techniques and brokerage products had produced very high correlations between daily performance of the ProFunds and the relevant benchmarks;

•	The Advisor’s entrepreneurial commitment to the management of the ProFunds and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor’s assets to the successful operation of the ProFunds;

•	The Advisor’s representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with portfolio management experience relevant to ProFunds, including expertise with respect to the derivatives strategies applied to produce high performance correlations for all of the ProFunds; and

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors uniformly applied to all ProFunds.

Because the objective of the ProFunds is to seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark, the Trustees, including the Independent Trustees, paid particular attention to information they had received relating to the correlation of each Fund to its benchmark. In this connection, the Trustees, including the Independent Trustees, considered the mathematical effect of compounding on the daily correlations, the portfolio management challenges posed by the cash flows in and out of the Funds, and ProFunds Advisors’ success in using swaps, futures and other sophisticated portfolio instruments to meet the challenges posed by those cash flows. The Trustees also considered steps taken by ProFunds Advisors to minimize commissions and other trading costs for portfolio transactions as a way of seeking to maximize the daily correlation of each Fund to its benchmark. In the case of Funds whose benchmark is a multiple of an index, the Trustees also took into account the heightened challenges posed by the need to calibrate and adjust market exposures for those Funds. The Trustees concluded that the correlations achieved by the ProFunds were consistent with the expectations of the Board and the shareholders. This was a material factor in the decision of the Trustees, including the Independent Trustees, to reapprove the advisory contracts for all ProFunds that would otherwise have expired.

The Board also considered the profitability to the Advisor of investment advisory services provided under the Advisory Agreement, as well as so-called “fall-out” benefits such as profitability to the Advisor under the Management Services Agreement with ProFunds (as discussed below).

In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of each ProFund and its shareholders.

The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds’ shares.

56

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement between the Trust, on behalf of Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of Money Market ProFund.

For the fiscal years ended December 31, 2002, 2003 and 2004, the Advisor was entitled to, and waived, advisory fees in the following amounts for each of the ProFunds. The “Earned” columns in the table below include amounts due for investment advisory services provided during the specified fiscal year but do not include amounts that the Advisor recouped pursuant to any applicable expense limitation agreements with ProFunds:

	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
Bull ProFund	$446,581	-0-	$722,866	-0-	826,449	-0-
Mid-Cap ProFund	72,748	40,198	364,523	-0-	721,203	-0-
Small-Cap ProFund	138,533	5,028	956,961	-0-	969,399	-0-
OTC ProFund	157,606	-0-	747,046	-0-	600,722	-0-
Large-Cap Value ProFund	57,126	-0-	133,172	17,795	314,134	-0-
Large-Cap Growth ProFund	47,065	-0-	230,875	-0-	96,870	-0-
Mid-Cap Value ProFund	128,704	16,115	263,334	-0-	529,383	-0-
Mid-Cap Growth ProFund	38,002	33,622	68,480	13,253	103,437	-0-
Small-Cap Value ProFund	252,240	7,731	370,574	-0-	867,577	-0-
Small-Cap Growth ProFund	55,223	34,520	257,352	-0-	428,964	-0-
Europe 30 ProFund	33,027	15,576	79,920	-0-	216,170	-0-
UltraBull ProFund	531,275	-0-	714,047	-0-	1,142,090	-0-
UltraMid-Cap ProFund	281,589	38,138	197,846	-0-	600,442	-0-
UltraSmall-Cap ProFund	339,984	-0-	622,930	-0-	1,424,477	-0-
UltraDow 30 ProFund	16,274	9,353	93,534	-0-	276,820	-0-
UltraOTC ProFund	1,849,647	-0-	2,316,567	-0-	3,396,886	-0-
UltraJapan ProFund	88,212	32,276	229,388	-0-	509,107	-0-
Bear ProFund	304,545	-0-	416,787	-0-	309,146	-0-
Short Small-Cap ProFund	364,165	-0-	375,613	-0-	406,572	-0-
Short OTC ProFund	40,066	7,838	161,524	-0-	246,139	-0-
UltraBear ProFund	855,202	-0-	1,078,002	-0-	892,765	-0-
UltraShort Mid-Cap ProFund	N/A	N/A	N/A	N/A	52,996	-0-
UltraShort Small-Cap ProFund	N/A	N/A	N/A	N/A	397,959	-0-
UltraShort Dow 30 ProFund	N/A	N/A	N/A	N/A	12,896	4,406
UltraShort OTC ProFund	973,472	-0-	1,043,499	-0-	1,352,135	-0-
Banks UltraSector ProFund	27,944	27,944	10,232	10,232	67,137	-0-
Basic Materials UltraSector ProFund	26,206	26,206	36,288	11,795	93,556	-0-
Biotechnology UltraSector ProFund	48,469	39,209	90,247	-0-	116,350	-0-
Consumer Goods UltraSector ProFund	N/A	N/A	N/A	N/A	32,391	19,025
Consumer Services UltraSector ProFund	N/A	N/A	N/A	N/A	7,183	7,183
Financials UltraSector ProFund	36,842	27,661	40,806	14,455	78,427	-0-
Health Care UltraSector ProFund	24,272	24,272	17,578	17,578	62,113	1,603
Industrials UltraSector ProFund	N/A	N/A	N/A	N/A	68,058	-0-
Internet UltraSector ProFund	55,066	17,183	193,563	-0-	375,446	-0-
Mobile Telecommunications UltraSector ProFund	28,535	11,098	44,033	9,941	279,859	-0-
Oil & Gas UltraSector ProFund	36,590	26,404	51,633	7,996	323,664	-0-
Pharmaceuticals UltraSector ProFund	26,178	26,178	34,814	9,769	82,700	-0-
Precious Metals UltraSector ProFund	28,126	17,705	256,498	-0-	403,648	-0-
Real Estate UltraSector ProFund	61,354	19,545	102,405	-0-	341,546	-0-
Semiconductor UltraSector ProFund	53,830	26,048	170,863	-0-	277,327	-0-
Technology UltraSector ProFund	40,659	24,931	48,596	13,191	71,326	-0-
Telecommunications UltraSector ProFund	20,358	15,152	14,845	14,845	49,299	-0-
Utilities UltraSector ProFund	33,114	18,545	56,756	14,023	116,555	-0-
U.S. Government Plus ProFund	17,825	9,164	63,576	-0-	158,053	-0-
Rising Rates Opportunity ProFund	42,553	-0-	961,443	-0-	4,274,023	-0-

57

Any ProFund, other than the Money Market ProFund, not appearing in the chart above had not commenced operations as of December 31, 2004.

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse certain other expenses through December 31, 2005 in order to limit the annual operating expenses as follows:

	Investor Class	Service Class	Class A
Bull ProFund	1.95%	2.95%	2.20%
Mid-Cap ProFund	1.95%	2.95%	2.20%
Small-Cap ProFund	1.95%	2.95%	2.20%
OTC ProFund	1.95%	2.95%	2.20%
Large-Cap Value ProFund	1.95%	2.95%	2.20%
Large-Cap Growth ProFund	1.68%	2.68%	1.93%
Mid-Cap Value ProFund	1.95%	2.95%	2.20%
Mid-Cap Growth ProFund	1.68%	2.68%	1.93%
Small-Cap Value ProFund	1.95%	2.95%	2.20%
Small-Cap Growth ProFund	1.95%	2.95%	2.20%
Europe 30 ProFund	1.95%	2.95%	2.20%
UltraBull ProFund	1.95%	2.95%	2.20%
UltraMid-Cap ProFund	1.95%	2.95%	2.20%
UltraSmall-Cap ProFund	1.95%	2.95%	2.20%
UltraDow 30 ProFund	1.95%	2.95%	2.20%
UltraOTC ProFund	1.95%	2.95%	2.20%
UltraJapan ProFund	1.95%	2.95%	2.20%
Bear ProFund	1.95%	2.95%	2.20%
Short Small-Cap ProFund	1.95%	2.95%	2.20%
Short OTC ProFund	1.95%	2.95%	2.20%
UltraBear ProFund	1.95%	2.95%	2.20%
UltraShort Mid-Cap ProFund	1.68%	2.68%	1.93%
UltraShort Small-Cap ProFund	1.95%	2.95%	2.20%
UltraShort OTC ProFund	1.95%	2.95%	2.20%
Banks UltraSector ProFund	1.68%	2.68%	1.93%
Basic Materials UltraSector ProFund	1.68%	2.68%	1.93%
Biotechnology UltraSector ProFund	1.68%	2.68%	1.93%
Consumer Goods UltraSector ProFund	1.68%	2.68%	1.93%
Consumer Services UltraSector ProFund	1.68%	2.68%	1.93%
Financials UltraSector ProFund	1.68%	2.68%	1.93%
Health Care UltraSector ProFund	1.68%	2.68%	1.93%
Industrials UltraSector ProFund	1.68%	2.68%	1.93%
Internet UltraSector ProFund	1.95%	2.95%	2.20%
Mobile Telecommunications UltraSector ProFund	1.95%	2.95%	2.20%
Oil & Gas UltraSector ProFund	1.95%	2.95%	2.20%
Pharmaceuticals UltraSector ProFund	1.68%	2.68%	1.93%
Precious Metals UltraSector ProFund	1.95%	2.95%	2.20%
Real Estate UltraSector ProFund	1.95%	2.95%	2.20%
Semiconductor UltraSector ProFund	1.95%	2.95%	2.20%
Technology UltraSector ProFund	1.68%	2.68%	1.93%
Telecommunications UltraSector ProFund	1.68%	2.68%	1.93%
Utilities UltraSector ProFund	1.68%	2.68%	1.93%
U.S. Government Plus ProFund	1.70%	2.70%	1.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%
Rising U.S. Dollar ProFund	1.95%	2.95%	2.20%
Falling U.S. Dollar ProFund	1.95%	2.95%	2.20%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	2.20%

After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time.

For the fiscal years ended December 31, 2002, 2003 and 2004, the Advisor recouped fee waivers/reimbursements from prior years in the following amounts for each of the ProFunds:

	2002	2003	2004
	Recouped	Recouped	Recouped
Bull ProFund	39,379	-0-	-0-
Mid-Cap ProFund	-0-	-0-	45,102
Small-Cap ProFund	-0-	6,034	-0-
OTC ProFund	19,400	-0-	-0-
Large-Cap Value ProFund	-0-	-0-	21,354
Large-Cap Growth ProFund	-0-	-0-	-0-
Mid-Cap Value ProFund	-0-	11,350	-0-
Mid-Cap Growth ProFund	-0-	-0-	3,984
Small-Cap Value ProFund	-0-	11,472	-0-
Small-Cap Growth ProFund	-0-	11,812	41,424
Europe 30 ProFund	-0-	-0-	32,154
UltraBull ProFund	-0-	-0-	-0-
UltraMid-Cap ProFund	-0-	20,561	44,468
UltraSmall-Cap ProFund	24,000	143,732	-0-
UltraDow 30 ProFund	-0-	-0-	-0-
UltraOTC ProFund	-0-	-0-	-0-
UltraJapan ProFund	-0-	31,072	40,158
Bear ProFund	26,493	-0-	-0-
Short Small-Cap ProFund	-0-	-0-	-0-
Short OTC ProFund	-0-	-0-	-0-
UltraBear ProFund	-0-	-0-	-0-
UltraShort Mid-Cap ProFund	N/A	N/A	-0-
UltraShort Small-Cap ProFund	N/A	N/A	-0-
UltraShort Dow 30 ProFund	N/A	N/A	-0-
UltraShort OTC ProFund	-0-	-0-	-0-
Banks UltraSector ProFund	-0-	-0-	12,459
Basic Materials UltraSector ProFund	-0-	-0-	15,347
Biotechnology UltraSector ProFund	-0-	-0-	39,489
Consumer Goods UltraSector ProFund	N/A	N/A	-0-
Consumer Services UltraSector ProFund	N/A	N/A	-0-
Financials UltraSector ProFund	-0-	-0-	21,708
Health Care UltraSector ProFund	-0-	-0-	-0-
Industrials UltraSector ProFund	N/A	N/A	-0-
Internet UltraSector ProFund	-0-	-0-	62,836
Mobile Telecommunications UltraSector ProFund	-0-	-0-	65,351
Oil & Gas UltraSector ProFund	-0-	-0-	64,545
Pharmaceuticals UltraSector ProFund	-0-	-0-	16,258
Precious Metals UltraSector ProFund	-0-	-0-	-0-
Real Estate UltraSector ProFund	-0-	4,473	28,779
Semiconductor UltraSector ProFund	-0-	12,162	60,048
Technology UltraSector ProFund	-0-	-0-	12,904
Telecommunications UltraSector ProFund	-0-	-0-	4,106
Utilities UltraSector ProFund	-0-	-0-	45,438
U.S. Government Plus ProFund	-0-	-0-	-0-
Rising Rates Opportunity ProFund	-0-	-0-	-0-
Money Market ProFund	-0-	-0-	-0-

58

The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds’ shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds and feeder fund management and administrative services to Money Market ProFund. These services include monitoring the performance of the underlying investment company in which Money Market ProFund invests, coordinating Money Market ProFund’s relationship with that investment company, and communicating with the Trust’s Board of Trustees and shareholders regarding such entity’s performance and Money Market ProFund’s two tier structure and, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. Other duties and services performed by the Advisor under the Management Services Agreement include, but are not limited to, negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of Trustees regarding service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees of the Advisor to serve as officers and Trustees of the Trust.

The Trust’s Board of Trustees reviews and approves the Management Services Agreement on an annual basis considering a variety of factors:

•	the fairness and reasonableness of the fees and the profitability of the Advisor’s relationship with the ProFunds,

•	the quality of the services provided,

•	the knowledge and expertise of the Advisor’s staff,

•	the Advisor’s overall reputation, resources and staffing, and

•	other factors deemed relevant at the time of approval for the Agreement.

For these services, the ProFunds pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets for all non-money market ProFunds and 0.35% of its average daily net assets for Money Market ProFund.

If the Trust’s Board of Trustees terminates Money Market ProFund’s master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors for client support and administrative services under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund.

For the fiscal years ended December 31, 2002, 2003 and 2004, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds:

MANAGEMENT SERVICES FEES

FYE 12/31

	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
Bull ProFund	$89,317	-0-	$144,574	-0-	165,291	-0-
Mid-Cap ProFund	14,550	8,040	72,905	-0-	144,242	-0-
Small-Cap ProFund	27,707	1,006	191,393	-0-	193,882	-0-
OTC ProFund	33,773	-0-	160,082	-0-	128,727	-0-
Large-Cap Value ProFund	11,425	-0-	26,634	3,559	62,827	-0-
Large-Cap Growth ProFund	9,413	-0-	46,175	-0-	19,374	-0-
Mid-Cap Value ProFund	25,741	3,223	52,667	-0-	105,878	-0-
Mid-Cap Growth ProFund	7,601	6,724	13,696	2,651	20,688	-0-

MANAGEMENT SERVICES FEES

FYE 12/31

	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
Small-Cap Value ProFund	50,448	1,546	74,115	-0-	173,517	-0-
Small-Cap Growth ProFund	11,045	6,904	51,471	-0-	85,794	-0-
Europe 30 ProFund	6,605	3,115	15,984	-0-	43,234	-0-
UltraBull ProFund	106,255	-0-	142,810	-0-	228,420	-0-
UltraMid-Cap ProFund	56,318	7,628	39,569	-0-	120,089	-0-
UltraSmall-Cap ProFund	67,997	-0-	124,587	-0-	284,898	-0-
UltraDow 30 ProFund	3,255	1,871	18,707	-0-	55,364	-0-
UltraOTC ProFund	369,931	-0-	463,316	-0-	679,384	-0-
UltraJapan ProFund	14,702	5,379	38,232	-0-	84,852	-0-
Bear ProFund	60,909	-0-	83,358	-0-	61,830	-0-
Short Small-Cap ProFund	72,834	-0-	75,123	-0-	81,315	-0-
Short OTC ProFund	8,013	1,568	32,305	-0-	49,228	-0-
UltraBear ProFund	171,041	-0-	215,601	-0-	178,555	-0-
UltraShort Mid-Cap ProFund	N/A	N/A	N/A	N/A	10,599	-0-
UltraShort Small-Cap ProFund	N/A	N/A	N/A	N/A	79,593	-0-
UltraShort Dow 30 ProFund	N/A	N/A	N/A	N/A	2,579	881
UltraShort OTC ProFund	194,695	-0-	208,701	-0-	270,430	-0-
Banks UltraSector ProFund	5,589	5,589	2,047	2,047	13,427	-0-
Basic Materials UltraSector ProFund	5,241	5,241	7,258	2,359	18,711	-0-
Biotechnology UltraSector ProFund	9,694	7,842	18,049	-0-	23,270	-0-
Consumer Goods UltraSector ProFund	N/A	N/A	N/A	N/A	6,478	3,805
Consumer Services UltraSector ProFund	N/A	N/A	N/A	N/A	1,437	1,437
Financials UltraSector ProFund	7,368	5,532	8,161	2,891	15,685	-0-
Health Care UltraSector ProFund	4,854	4,854	3,516	3,516	12,423	321
Industrials UltraSector ProFund	N/A	N/A	N/A	N/A	13,612	-0-
Internet UltraSector ProFund	11,013	3,437	38,713	-0-	75,090	-0-
Mobile Telecommunications UltraSector ProFund	5,707	2,220	8,807	1,988	55,972	-0-
Oil & Gas UltraSector ProFund	7,318	5,281	10,327	1,599	64,734	-0-
Pharmaceuticals UltraSector ProFund	5,236	5,236	6,963	1,954	16,540	-0-
Precious Metals UltraSector ProFund	5,625	3,541	51,300	-0-	80,730	-0-
Real Estate UltraSector ProFund	12,271	3,909	20,481	-0-	68,310	-0-
Semiconductor UltraSector ProFund	10,766	5,210	34,173	-0-	55,466	-0-
Technology UltraSector ProFund	8,132	4,986	9,719	2,638	14,265	-0-
Telecommunications UltraSector ProFund	4,072	3,030	2,969	2,969	9,860	-0-
Utilities UltraSector ProFund	6,623	3,709	11,351	2,805	23,311	-0-
U.S. Government Plus ProFund	5,348	2,749	19,073	-0-	47,417	-0-
Rising Rates Opportunity ProFund	8,511	-0-	192,289	-0-	854,813	-0-
Money Market ProFund	1,807,726	-0-	1,871,238	-0-	2,285,438	-0-

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2004.

ProFund Advisors Portfolio Manager Compensation

ProFund Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the firm’s overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, a pooled investment vehicle. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each portfolio manager as of December 31, 2004.

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)	Number of Other Pooled Investment Vehicles (Total Assets)	Number of Other Accounts (Total Assets)
William Seale	87 ($6,987,342,572)	1 ($26,493,976)	0
George Foster	87 ($6,987,342,572)	1 ($26,493,976)	0
Olessia Burner	35 ($3,987,689,173)	0	0
Elisa Petit	36 ($4,027,417,841)	0	0
Michael Neches	47 ($2,217,599,372)	0	0
Howard Rubin	37 (4,699,110,507)	0	0
Hratch Najarian	47 ($2,217,599,372)	0	0
Christian Saarbach	4 ($934,600,884)	0	0
Erik Benke	35 ($3,987,689,173)	0	0

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the ProFunds family of investment companies as of December 31, 2004.

59

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family
William Seale	$0	$10,000-$50,000
George Foster	$1-$10,000	$1-$10,000
Olessia Burner	$0	$0
Hratch Najarian	$0	$0
Michael Neches	$0	$0
Elisa Petit	$0	$0
Howard Rubin	$0	$0
Christian Saarbach	$0	$0
Erik Benke	$0	$0

DEUTSCHE ASSET MANAGEMENT, INC.

Investment Advisory Contract Approval

The Investment Advisory Agreement had an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio Trust’s Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio Trust Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose. In approving the continuation of the Portfolio’s Investment Advisory Agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor’s compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly, from certain securities lending, custody and brokerage relationships between the Portfolio/Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Investment Advisory Agreement was in the best interests of the Portfolio and its shareholders. The Portfolio Trust or the Advisor may terminate the Investment Advisory Agreement on sixty days’ written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

DeAM, Inc. is registered with the SEC as an investment advisor and provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is an indirect, wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The Investment Advisory Agreement provides that the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Investment Advisory Agreement relates, provided that nothing therein shall be deemed to be protect or purport to protect DeAM, Inc. against any liability to the Portfolio or to its shareholders to which DeAM, Inc. could otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Investment Advisory Agreement.

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For the fiscal years ended December 31, 2002, 2003 and 2004, DeAM earned $ 16,015,555, $ 18,100,274 and $17,577,775, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, DeAM voluntarily reimbursed certain expenses of the Portfolio in the approximate amounts of $2,513,697, $3,255,628 and $3,227,471, respectively.

Money Market ProFund and the Portfolio bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or Portfolio who are not officers, directors or employees of DeAM, the Advisor, the administrator or any of their affiliates; SEC fees and state Blue Sky qualification fees, if any; administrative and services fees; certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence; costs attributable to investor services, including without limitation, telephone and personnel expenses; and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

DeAM, or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and among the leading dealers of various types of such obligations. DeAM has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of DeAM, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM or any such affiliate.

CODES OF ETHICS

The Trust, the Advisor, and ProFunds Distributors, Inc. (the “Distributor”) each have adopted a code of ethics (each a “Code”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds. There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis. Advisor personnel subject to the Advisor’s code are also required to report transactions in registered open-end investment companies advised or sub-advised by the Advisor. The Codes are on file with the SEC and are available to the public.

The DeAM Code of Ethics (“The DeAM Code”) imposes restrictions on the ability of its employees who are “Access Persons” as defined in the Investment Advisers Act to invest in securities that may be recommended or traded in DeAM client accounts. The Code currently applies to all securities transactions (including transactions in equity or debt securities, government bonds, municipal bonds, exchange-traded securities, securities indices, derivatives of securities and similar instruments) and mutual fund transactions (including transactions in open-end and closed end mutual funds, excluding money market funds and other mutual funds specifically designed for short-term investment). The DeAM Code applies to all securities and specified mutual fund transactions in which employees have direct or indirect beneficial interest, influence and/or control.

Pursuant to the DeAM Code, employees are required to pre-clear all of their personal securities transactions in securities that are not exempt from the DeAM Code. Employees may not purchase a security pursuant to an initial public offering. The purchase of securities of open-end mutual funds is not subject to pre-clearance, but rather subject to quarterly reporting. The DeAM Code imposes a 30-day holding period for securities and mutual fund transactions with certain exceptions. The DeAM Code also imposes specific blackout period restrictions on securities that apply to certain employees. Further, employees must receive prior approval to serve on a board of a publicly traded company or to engage in certain other outside activities that may conflict with DeAM’s obligations to its clients.

All employees are subject to reporting obligations, including filing a quarterly personal securities transaction report. Employees are also required to disclose their securities and mutual fund accounts to the Firm upon hire and annually confirm the information.

Any employee who violates the DeAM Code may be subject to disciplinary actions, including sanctions and possible dismissal.

PROXY VOTING POLICY AND PROCEDURES FOR NON-MONEY MARKET PROFUNDS

Background

The Trust’s Board of Trustees (the “Board”) has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the ProFunds, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

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To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between the ProFunds’ shareholders and the Advisor, the underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year.

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Information on how the ProFunds voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004 is available (1) without charge, upon request, by calling the Advisor at 888-776-1972, (2) on the ProFunds web site, and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES FOR MONEY MARKET PROFUND AND THE PORTFOLIO

The Money Market ProFund has delegated proxy voting to DeAM, subject to the Portfolio Board’s general oversight, with the direction that proxies should be voted consistent with the Money Market ProFund’s best economic interests. DeAM has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Money Market ProFund, and the interests of DeAM and its affiliates, including the Money Market ProFund’s principal underwriter. The Guidelines set forth DeAM’s general position on various proposals, such as:

•	Shareholder Rights - DeAM generally votes against proposals that restrict shareholder rights.

•	Corporate Governance - DeAM generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

•	Anti-Takeover Matters - DeAM generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. DeAM generally votes for fair price proposals.

•	Compensation Matters - DeAM generally votes for executive cash compensation proposals, unless they are unreasonably excessive. DeAM generally votes against stock option plans that do not meet DeAM’s criteria.

•	Routine Matters - DeAM generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. DeAM generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which DeAM or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). DeAM votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth DeAM’s general voting positions on various proposals, DeAM may, consistent with the Money Market ProFund’s best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Portfolio Board or of a majority of the Portfolio Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment advisor or sponsor.

DeAM may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

As mentioned above, the Policies describe the way in which DeAM resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If DeAM departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, DeAM’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review

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committee determines that DeAM has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that DeAM has a material conflict, or if fewer than three voting members are eligible to participate in the proxy vote, typically DeAM will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, DeAM may not be able to vote proxies or DeAM may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, DeAM may not vote proxies on certain foreign securities due to local restrictions or customs. DeAM generally does not vote proxies on securities subject to share blocking restrictions.

A description of each Fund’s policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on the Portfolio’s web site at scudder.com (type “proxy voting” in the search field) — or on the SEC’s web site — www.sec.gov. To obtain a written copy of a Fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DISCLOSURE OF PORTFOLIO HOLDINGS OF NON-MONEY MARKET PROFUNDS

A complete schedule of each ProFund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. Portfolio holdings information may be made available prior to its public availability (“Non-Standard Disclosure”) as frequently as daily to the ProFunds’ service providers (BISYS Fund Services, UMB, N.A., ProFunds Distributors, Inc.) and as frequently as weekly to certain non-service providers (including rating agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the ProFunds or performing due diligence and asset allocation). A recipient of Non-Standard Disclosure must sign a confidentiality agreement as required by applicable law in which the recipient agrees that the information will be kept confidential, be used only for a legitimate business purpose and not be used for trading. Recipients are required to have systems and procedures in place to ensure that the confidentiality agreement will be honored. Neither the ProFunds nor the Advisor may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Non-Standard Disclosure may be authorized by the ProFunds’ Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor, such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will review the Policy annually. As of the date of this SAI, the Trust has ongoing arrangements with the following entities to provide information about the ProFunds’ portfolio securities and does not pay compensation to any party in connection with such arrangement.

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DISCLOSURE OF PORTFOLIO HOLDINGS OF MONEY MARKET PROFUNDS AND THE PORTFOLIO

The Portfolio’s complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Portfolio does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio.

The Portfolio’s procedures permit nonpublic portfolio holdings information to be shared with affiliates of DeAM subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Portfolio who require access to this information to fulfill their duties to the Portfolio, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Portfolio has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Portfolio’s nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio’s Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Portfolio’s Trustees.

Prior to any disclosure of the Portfolio’s nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio’s Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Portfolio’s Trustees.

ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Distributor. BISYS acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

The Trust, as of January 1, 2004, pays BISYS an annual fee for its services as Administrator based on the aggregate average net assets of all series of the Trust. This fee ranges from 0.05% of the Trust’s average monthly net assets up to $2 billion to 0.005% of the Trust’s average monthly net assets in excess of $10 billion on an annual basis. Prior to January 1, 2004, the Trust paid BISYS a fee ranging from 0.05% of aggregate average monthly net assets of $0 to $2 billion to 0.02% of aggregate average monthly net assets of $10 billion and over, on an annual basis.

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For the fiscal years ended December 31, 2002, 2003 and 2004, BISYS, as Administrator, was paid administration fees in the following amounts for each of the ProFunds:

ADMINISTRATION FEES

FYE 12/31

	2002	2003	2004
Bull ProFund	$30,715	$45,873	$36,332
Mid-Cap ProFund	4,730	22,675	31,812
Small-Cap ProFund	8,425	59,744	42,706
OTC ProFund	11,392	51,305	28,239
Large-Cap Value ProFund	-0-	6,502	13,863
Large-Cap Growth ProFund	-0-	12,735	4,257
Mid-Cap Value ProFund	8,405	16,227	23,470
Mid-Cap Growth ProFund	2,403	4,307	4,513
Small-Cap Value ProFund	15,128	23,099	38,141
Small-Cap Growth ProFund	3,427	16,428	18,493
Europe 30 ProFund	2,305	5,070	9,441
UltraBull ProFund	37,403	45,260	50,428
UltraMid-Cap ProFund	19,866	12,425	26,521
UltraSmall-Cap ProFund	23,832	38,921	62,559
UltraDow 30 ProFund	521	5,886	12,214
UltraOTC ProFund	130,035	146,365	150,090
UltraJapan ProFund	5,208	11,876	18,807
Bear ProFund	21,430	26,899	13,743
Short Small-Cap ProFund	11,062	24,280	18,156
Short OTC ProFund	1,612	10,466	10,968
UltraBear ProFund	60,672	69,113	39,645
UltraShort Mid-Cap ProFund	N/A	N/A	1,633
UltraShort Small-Cap ProFund	N/A	N/A	12,168
UltraShort Dow 30 ProFund	N/A	N/A	169
UltraShort OTC ProFund	69,246	66,392	60,030
Banks UltraSector ProFund	1,825	645	2,951
Basic Materials UltraSector ProFund	1,744	2,250	4,146
Biotechnology UltraSector ProFund	3,425	5,728	5,136
Consumer Goods UltraSector ProFund	N/A	N/A	804
Consumer Services UltraSector ProFund	N/A	N/A	178
Financials UltraSector ProFund	2,601	2,583	3,494
Health Care UltraSector ProFund	1,723	1,115	2,742
Industrial UltraSector ProFund	N/A	N/A	1,731
Internet UltraSector ProFund	3,789	12,121	16,399
Mobile Telecommunications UltraSector ProFund	1,952	2,798	12,234
Oil & Gas UltraSector ProFund	2,574	3,225	14,287
Pharmaceuticals UltraSector ProFund	1,835	2,200	3,656
Precious Metals UltraSector ProFund	1,150	16,114	17,787
Real Estate UltraSector ProFund	4,352	6,442	15,118
Semiconductor UltraSector ProFund	3,766	10,628	12,253
Technology UltraSector ProFund	2,851	3,068	3,131
Telecommunications UltraSector ProFund	1,400	943	2,179
Utilities UltraSector ProFund	2,303	3,585	5,118
U.S. Government Plus ProFund	1,178	6,033	10,549
Rising Rates Opportunity ProFund	2,001	59,816	188,307
Money Market ProFund	190,030	183,494	158,312

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2004.

BISYS Funds Services, Inc. (“BFSI”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an affiliate of BISYS and the Distributor. BFSI acts as fund accounting agent for each series of the Trust. The Trust, as of January 1, 2005, pays BFSI an annual base fee, plus asset based fees, for its services as fund accounting agent. The asset based fees range from 0.10% of the Trust’s average monthly net assets up to $1 billion to 0.00375% of the

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Trust’s average monthly net assets in excess of $10 billion, on an annual basis. Prior to January 1, 2004, the Trust paid BISYS a fee ranging from 0.10% of average monthly net assets up to $1 billion to 0.0075% of average monthly net assets in excess of $5 billion, on an annual basis. Fees paid were subject to certain minimums.

For the fiscal years ended December 31, 2002, 2003 and 2004, BFSI, fund accounting agent, was paid fees in the following amounts for each of the ProFunds:

FUND ACCOUNTING FEES

FYE 12/31

	2002	2003	2004
Bull ProFund	$60,084	$76,366	$51,749
Mid-Cap ProFund	9,075	33,690	45,477
Small-Cap ProFund	16,068	90,826	60,828
OTC ProFund	22,442	89,749	40,151
Large-Cap Value ProFund	-0-	11,160	13,320
Large-Cap Growth ProFund	-0-	23,921	19,847
Mid-Cap Value ProFund	15,206	22,694	6,104
Mid-Cap Growth ProFund	4,756	6,837	33,739
Small-Cap Value ProFund	26,608	34,855	6,367
Small-Cap Growth ProFund	6,733	28,208	54,230
Europe 30 ProFund	4,401	8,443	25,641
UltraBull ProFund	71,004	74,608	72,175
UltraMid-Cap ProFund	36,960	19,445	38,040
UltraSmall-Cap ProFund	43,727	59,111	88,961
UltraDow 30 ProFund	1,046	9,319	17,500
UltraOTC ProFund	240,366	236,146	215,078
UltraJapan ProFund	9,824	17,519	27,121
Bear ProFund	41,591	48,824	19,870
Short Small-Cap ProFund	22,929	44,419	26,465
Short OTC ProFund	3,238	19,335	15,947
UltraBear ProFund	120,880	121,627	57,277
UltraShort Mid-Cap ProFund	N/A	N/A	2,348
UltraShort Small-Cap ProFund	N/A	N/A	17,841
UltraShort Dow 30 ProFund	N/A	N/A	227
UltraShort OTC ProFund	133,004	113,588	86,726
Banks UltraSector ProFund	3,417	1,035	4,208
Basic Materials UltraSector ProFund	3,251	3,245	5,964
Biotechnology UltraSector ProFund	6,628	9,568	7,354
Consumer Goods UltraSector ProFund	N/A	N/A	1,127
Consumer Services UltraSector ProFund	N/A	N/A	244
Financials UltraSector ProFund	4,825	4,247	5,064
Health Care UltraSector ProFund	3,458	1,856	3,937
Industrial UltraSector ProFund	N/A	N/A	2,477
Internet UltraSector ProFund	7,234	18,745	23,171
Mobile Telecommunications UltraSector ProFund	3,826	4,715	17,274
Oil & Gas UltraSector ProFund	4,719	4,866	20,402
Pharmaceuticals UltraSector ProFund	3,496	3,603	5,254
Precious Metals UltraSector ProFund	2,301	25,243	25,391
Real Estate UltraSector ProFund	8,211	10,226	21,731
Semiconductor UltraSector ProFund	6,972	15,716	17,575
Technology UltraSector ProFund	5,280	4,947	4,444
Telecommunications UltraSector ProFund	2,743	1,590	3,102
Utilities UltraSector ProFund	4,211	5,832	7,237
U.S. Government Plus ProFund	2,393	9,919	15,294
Rising Rates Opportunity ProFund	4,016	89,120	269,342
Money Market ProFund	-0-	-0-	-0-

Any ProFund not appearing in the charts above had not commenced operations as of December 31, 2004.

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BFSI also acts as transfer agent for each series of the Trust, for which BFSI receives additional fees.

Various brokers have been authorized to receive purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive and accept purchase orders and receive redemption orders on a ProFund’s behalf. Each ProFund will be deemed to have received and accepted a purchase order or received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order. Customer orders will be priced at a ProFund’s net asset value next computed after they are received from an authorized broker or the broker’s authorized designee and, in the case of purchase orders, accepted by the ProFund.

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Investment Company Capital Corp (“ICCC” or the “Administrator”), an affiliate of DeAM at One South Street, Baltimore, Maryland 21201, serves as the administrator to the Portfolio in which the Money Market Profund invests all of its assets. Under the Administration and Services Agreement with the Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay ICCC a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio’s average daily net assets. Under the Administration and Services Agreement, ICCC may delegate one or more of its responsibilities to others, including affiliates of ICCC, at ICCC’s expense. ICCC has delegated certain responsibilities to Scudder Fund Accounting Corporation (“SFAC”), an affiliate of the Portfolio’s advisor. SFAC is located at Two International Place, Boston, Massachusetts, 02110-4103. SFAC hired State Street Bank and Trust Company as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Administration and Services Agreement.

Under the Administration and Services Agreement, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration for the Portfolio. ICCC will generally assist in all aspects of the Portfolio’s operations; supply and maintain office facilities (which may be in ICCC’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Portfolio’s Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the fiscal years ended December 31, 2002, 2003 and 2004, ICCC earned $5,337,022, $5,998,410 and $5,861,096, respectively, as compensation for administrative and other services provided to the Portfolio.

CUSTODIANS

UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106. State Street Bank & Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian to the Portfolio.

For each of the ProFunds, the applicable custodian, among other things, maintains a custody account or accounts in the name of each ProFund; receives and delivers all assets for each ProFund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund and pays all expenses of the ProFunds. For its services, each custodian receives an asset-based fee and transaction charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

Ropes & Gray LLP serves as counsel to the ProFunds. The firm’s address is One International Place, Boston, Massachusetts 02110-2624.

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DISTRIBUTOR

ProFunds Distributors, Inc., an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia and offers shares of ProFunds on a continuous basis. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor, other than amounts received pursuant to the Distribution and Shareholder Service (12b-1) Plan. ProFunds Distributors, Inc.’s address is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

DISTRIBUTION AND SERVICE (12b-1) PLAN (SERVICE CLASS SHARES)

The Board of Trustees has approved a Distribution and Service Plan under which the ProFunds may pay financial intermediaries such as broker-dealers (“Authorized Firms”) up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution-related activities with respect to Service Class Shares and shareholder services (the “Service Class Plan”). Under the Service Class Plan, the Trust or ProFunds Distributors, Inc. (the “Distributor”) may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class Shares of the ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Advisor, the Distributor and other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds for distribution related activities or the provision of shareholder services not otherwise covered by the Service Class Plan.

The Service Class Plan is operated as a “compensation” plan, as payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Service Class Plan in connection with their annual consideration of the Service Class Plan’s renewal. The Service Class Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of the Distributor, securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment “sweep” functions; and (13) furnishing investment advisory services.

The Service Class Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Class Plan or the related Distribution and Service Agreements. All material amendments of the Service Class Plan must also be approved by the Trustees in the manner described above. The Service Class Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Class Shares of a ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class Shares of a ProFund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Service Class Plan will benefit each ProFund and holders of Service Class Shares of each ProFund. In the Trustees’ quarterly review of the Service Class Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Service Class Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class Shares an attractive investment alternative, which may lead to increased assets,

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increased investment opportunities and diversification, and reduced per share operating expenses. Authorized Firms may pay broker-dealers (including, for avoidance of doubt, the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals a fee as compensation for service and distribution-related activities and/or shareholder services.

For the fiscal year ended December 31, 2004, each of the following ProFunds paid fees under the Plans to authorized financial intermediaries, in the following amounts:

PLAN FEES

FYE 12/31/04

	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel, Underwriters, and Broker-Dealers	Interest, Carrying, or Other Financing Charges	Other	Approximate Total Amount Spent With Respect to Each Fund
Bull ProFund	$0	$0	$220,504	$0	$0	$220,504
Mid-Cap ProFund	0	0	38,660	0	0	38,660
Small-Cap ProFund	0	0	252,834	0	0	252,834
OTC ProFund	0	0	168,872	0	0	168,872
Large-Cap Value ProFund	0	0	139,219	0	0	139,219
Large-Cap Growth ProFund	0	0	29,628	0	0	29,628
Mid-Cap Value ProFund	0	0	123,921	0	0	123,921
Mid-Cap Growth ProFund	0	0	43,402	0	0	43,402
Small-Cap Value ProFund	0	0	237,468	0	0	237,468
Small-Cap Growth ProFund	0	0	152,054	0	0	152,054
Europe 30 ProFund	0	0	79,394	0	0	79,394
UltraBull ProFund	0	0	142,032	0	0	142,032
UltraMid-Cap ProFund	0	0	84,416	0	0	84,416
UltraSmall-Cap ProFund	0	0	195,589	0	0	195,589
UltraDow 30 ProFund	0	0	85,807	0	0	85,807
UltraOTC ProFund	0	0	282,825	0	0	282,825
UltraJapan ProFund	0	0	35,373	0	0	35,373
Bear ProFund	0	0	48,525	0	0	48,525
Short Small-Cap ProFund	0	0	69,343	0	0	69,343
Short OTC ProFund	0	0	73,261	0	0	73,261
UltraBear ProFund	0	0	118,772	0	0	118,772
UltraShort Mid-Cap ProFund	0	0	6,505	0	0	6,505
UltraShort Small-Cap ProFund	0	0	67,385	0	0	67,385
UltraShort Dow 30 ProFund	0	0	934	0	0	934
UltraShort OTC ProFund	0	0	78,618	0	0	78,618
Banks UltraSector ProFund	0	0	20,961	0	0	20,961
Basic Materials UltraSector ProFund	0	0	18,831	0	0	18,831
Biotechnology UltraSector ProFund	0	0	22,060	0	0	22,060
Consumer Goods UltraSector ProFund	0	0	3,725	0	0	3,725
Consumer Services UltraSector ProFund	0	0	1,002	0	0	1,002
Financials UltraSector ProFund	0	0	27,059	0	0	27,059
Health Care UltraSector ProFund	0	0	15,879	0	0	15,879
Industrials UltraSector ProFund	0	0	4,659	0	0	4,659
Internet UltraSector ProFund	0	0	39,231	0	0	39,231
Mobile Telecommunications UltraSector ProFund	0	0	41,827	0	0	41,827
Oil & Gas UltraSector ProFund	0	0	85,605	0	0	85,605
Pharmaceuticals UltraSector ProFund	0	0	17,087	0	0	17,087
Precious Metals UltraSector ProFund	0	0	36,974	0	0	36,974
Real Estate UltraSector ProFund	0	0	117,009	0	0	117,009

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Semiconductor UltraSector ProFund	0	0	37,030	0	0	37,030
Technology UltraSector ProFund	0	0	9,171	0	0	9,171
Telecommunications UltraSector ProFund	0	0	14,461	0	0	14,461
Utilities UltraSector ProFund	0	0	59,710	0	0	59,710
U.S. Government Plus ProFund	0	0	48,332	0	0	48,332
Rising Rates Opportunity ProFund	0	0	498,100	0	0	498,100
Money Market ProFund	0	0	1,062,865	0	0	1,062,865

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2004.

DISTRIBUTION AND SERVICE (12b-1) PLAN (CLASS A SHARES)

Under a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Class A Plan”) adopted by the Trustees, the ProFunds may pay Authorized Firms a fee as compensation for services and distribution -related activities and/or shareholder services.

Under the Plan, Class A Shares are authorized to pay a fee at an annual rate not to exceed 0.40% of a ProFund’s average daily net assets attributable to Class A Shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A Shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A Shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in or not opposed to the best interest of Class A shareholders to do so.

Normally, on purchases of Class A Shares, or, for purchases of Class A Shares in excess of one million dollars (after the first eighteen months of investment), the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Class A Shares of a ProFund, or for providing services to investors in Class A Shares and/or the maintenance of shareholder accounts, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of Class A Shares of the ProFunds.

Under the Class A Plan, the Trust or the Distributor may enter into agreements (“Class A Distribution and Service Agreements”) with Authorized Firms that purchase Class A Shares on behalf of their clients. The Class A Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to the maximum amount permitted under the Class A Plan (on an annual basis) of the average daily net assets of the Class A Shares of a ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Advisor, the Distributor or other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of a ProFund for distribution-related activities or the provision of shareholder services not otherwise covered by the Class A Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Class A Plan be reduced or eliminated from time to time, the Advisor, the Distributor or the Portfolio’s Adviser may agree, in their sole discretion, to fund the resulting shortfall in Class A Plan payments to financial intermediaries.

The Class A Plan and Class A Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Class A Plan or the related Class A Distribution and Service Agreements. All material amendments of the Class A Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Class A Shares of a ProFund. The Class A Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Class A Shares of a ProFund on not more than 60 days’ written notice to any other party to the Class A Distribution and Service Agreements. The Class A Distribution and Service Agreements shall terminate

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automatically if assigned, other than with respect to an assignment of the right to receive payments under such agreements. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Class A Plan will benefit each ProFund and holders of Class A Shares of each ProFund. In the Trustees’ quarterly review of the Class A Plan and Class A Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Class A Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Class A investors. These activities and services are intended to make Class A Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

REVENUE SHARING ARRANGEMENTS

As disclosed in the Prospectus, the Advisor and the Distributor may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of the ProFunds and for other services such as those described in the Prospectus. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

As of the date of this Statement of Additional Information, no firms receive the additional payments described above for distribution services and/or educational support.

SALES CHARGES

Class A Shares

Dealer Reallowances. Class A Shares of the ProFunds are sold subject to a front-end sales charge as described in the prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the ProFund’s shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

AMOUNT OF INVESTMENT	AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
Less than $100,000	4.25%

$100,000 but less than $250,000	3.25%

$250,000 but less than $500,000	2.50%

$500,000 but less than $1,000,000	1.50%

Over $1,000,000	1.00%

ADMINISTRATIVE SERVICES

The ProFunds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the ProFunds. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the ProFunds via omnibus accounts, bank common or collective trust funds, employee benefit plans or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the ProFunds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide transfer agency, administrative services and other services with respect to the ProFunds. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Because of the relatively higher volume of transactions in ProFunds, generally, ProFunds are authorized to pay higher administrative service fees than might be the case for more traditional mutual funds. To the extent any of these fees are paid by the ProFunds, they are included in the amount appearing opposite the caption “Other Expenses” under “Annual Fund Operating Expenses” in the expense tables contained in the Prospectus. In addition, the Advisor or Distributor may compensate such financial intermediaries or their agents directly or indirectly for such services. Compensation paid by the Advisor or Distributor out of their own resources for such services is not reflected in the fees and expenses outlined in the fee table for each ProFund.

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For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of each ProFund that are invested in such ProFund through the financial intermediary account, and/or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account, and/or (iii) minimum account fees. The financial intermediary may impose other account or service charges to a ProFund or directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

For the fiscal years ended December 31, 2002, 2003 and 2004, each ProFund listed below paid the following administrative services fees:

ADMINISTRATIVE SERVICE FEES

FYE 12/31

	2002	2003	2004
Bull ProFund	$93,217	$207,209	183,810
Mid-Cap ProFund	13,723	148,664	309,407
Small-Cap ProFund	14,142	327,192	221,146
OTC ProFund	51,648	192,179	108,525
Large-Cap Value ProFund	15,331	34,391	57,044
Large-Cap Growth ProFund	12,500	83,784	15,137
Mid-Cap Value ProFund	10,259	80,779	76,969
Mid-Cap Growth ProFund	2,569	11,778	24,645
Small-Cap Value ProFund	21,721	111,675	247,313
Small-Cap Growth ProFund	13,308	76,140	120,867
Europe 30 ProFund	5,396	6,780	36,720
UltraBull ProFund	73,900	176,266	286,595
UltraMid-Cap ProFund	32,584	30,281	156,857
UltraSmall-Cap ProFund	20,931	123,210	307,556
UltraDow 30 ProFund	2,008	19,263	53,388
UltraOTC ProFund	334,122	562,582	795,036
UltraJapan ProFund	18,043	48,714	111,330
Bear ProFund	61,718	106,667	67,213
Short Small-Cap ProFund	60,398	93,436	140,059
Short OTC ProFund	2,377	24,519	49,444
UltraBear ProFund	163,195	264,294	229,204
UltraShort Mid-Cap ProFund	N/A	N/A	9,151
UltraShort Small-Cap ProFund	N/A	N/A	64,838
UltraShort Dow 30 ProFund	N/A	N/A	29
UltraShort OTC ProFund	196,942	247,947	338,654
Banks UltraSector ProFund	2,213	1,399	5,847
Basic Materials UltraSector ProFund	1,837	5,041	16,035
Biotechnology UltraSector ProFund	6,077	14,414	25,424
Consumer Goods UltraSector ProFund	N/A	N/A	8,861
Consumer Services UltraSector ProFund	N/A	N/A	1,756
Financials UltraSector ProFund	5,255	3,182	10,217
Health Care UltraSector ProFund	4,726	3,827	13,359
Industrials UltraSector ProFund	N/A	N/A	13,318
Internet UltraSector ProFund	5,080	35,799	67,866
Mobile Telecommunications UltraSector ProFund	2,516	6,395	57,192
Oil & Gas UltraSector ProFund	4,688	5,884	62,165
Pharmaceuticals UltraSector ProFund	4,282	5,540	19,552
Precious Metals UltraSector ProFund	1,818	54,833	102,487
Real Estate UltraSector ProFund	3,138	8,885	64,951
Semiconductor UltraSector ProFund	9,357	28,268	59,418
Technology UltraSector ProFund	4,338	5,836	9,720
Telecommunications UltraSector ProFund	2,379	2,350	7,706
Utilities UltraSector ProFund	3,421	8,295	14,199
U.S. Government Plus ProFund	-0-	7,495	22,472
Rising Rates Opportunity ProFund	-0-	318,048	1,411,865
Money Market ProFund	8,423	19,183	15,286

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For the fiscal years ended December 31, 2002, 2003 and 2004, the Advisor paid, out of its own resources, $109,213, $219,309 and $150,387 to administrative service providers.

COSTS AND EXPENSES

Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include, without limitation: the investment advisory fee, the management services fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses; brokerage and transaction fees; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and independent Trustees’ fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

ProFunds (the “Trust”) is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers three classes of shares: the Service Class Shares, the Investor Class Shares and the Class A Shares.

All shares of the ProFunds are freely transferable. Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

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CAPITALIZATION

As of April 6 ,2005, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund (or class of shares thereof) except as set forth below (ProFunds are listed in alphabetical order):

Fund/Class	Total Shares	Percent
Banks-Investor
National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	34,324.73	45.22

Sperry MJC Ltd
Inter Caribbean Services Ltd
PO Box N-4906
Nassau New Providence 013	6,853.56	9.03

First Clearing, LLC
10750 Wheat First Drive
Glen Allen VA 23060	4,621.65	6.09

Banks-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	2,318.49	25.45

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	607.92	6.67

Community Plus Savings Bank
Rabbi Trust
310 W Tienken Rd
Rochester Hills MI 48306	562.29	6.17

Basic Materials-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	114,999.85	22.53

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	44,572.47	8.73

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First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	34,641.65	6.79

Linsco/Private Ledger COrp.
One Beacon Street
22nd Floor
Boston MA 02108	31,058.48	6.08

Trust Company Of America
PO Box 6503
Englewood CO 80155	26,126.97	5.12

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	25,694.43	5.03

Basic Materials-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	73,836.33	46.20

National Investor Services Corp.
55 Water Street
32nd Floor

New York NY 10041	14,061.50	8.80
FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	12,462.39	7.80

Bear-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	346,069.35	33.43

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	258,562.14	24.98

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Pershing LLC
PO Box 2052
Jersey City NJ 07303	55,882.84	5.40

Bear-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	84,474.06	24.60

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	29,926.19	8.71

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	17,417.44	5.07

Biotechnology-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	56,078.37	24.87

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	46,483.57	20.62

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	33,897.30	15.03

Pershing LLC
PO Box 2052
Jersey City NJ 07303	21,486.89	9.53

Trustlynx & Co
P O Box 173736
Denver CO 80217-3736	12,460.88	5.53

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Biotechnology-Service

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	4,111.82	15.93

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	3,430.80	13.29

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	2,171.28	8.41

Trustlynx & Co
P O Box 173736
Attn: Datalynx
Denver CO 80217-3736	1,768.15	6.85

Pershing LLC
PO Box 2052
Jersey City NJ 07303	1,593.52	6.17

Bull-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	466,928.44	43.38

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	166,728.47	15.49

Bull-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	98,566.24	40.85

National Investor Services Corp.
55 Water Street

82

32nd Floor
New York NY 10041	23,947.10	9.93

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	20,023.47	8.30

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	18,291.75	7.58

Consumer Goods - Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	31,966.29	40.21

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	28,816.20	36.25

Consumer Goods - Service

William Grondahl
123 Sheffield
Buffalo NY 14220	1,568.51	20.88

Consumer Services - Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	5,618.32	25.17

George F Hutton
George F Hutton Revocable Living Trust
38 South Judd Street
Honolulu HI 96817	3,733.33	16.72

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	3,591.22	16.09

83

ProFund Advisors LLC
7501 Wisconsin Ave
Bethesda MD 20814	2,447.70	10.96

Consumer Services - Service

J Andre Weisbrod
Staar Investorestment Trust ACF
604 McKnight Park Dr
Pittsburgh PA 15237	1,664.44	59.58

Pershing LLC
PO Box 2052
Jersey City NJ 07303	403.99	14.46

Joseph A Treves
Joseph L Stepp Trust
13749 Comanche
Tustin Ranch CA 92782	317.48	11.36

Allen Saltzman
12700 Heathland Dr
Knoxville TN 37922-4441	163.88	5.87

Mark S Ahlden
19 Raven Dr
Aurora II 60506	151.52	5.42

Europe 30-Investor

RSBCO
107 N Trenton St
Ruston LA 71270-4321	330,714.66	38.98

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	290,077.64	34.19

Europe 30-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	192,413.81	61.51

National Financial Services LLC

84

The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	51,507.55	16.46

Falling U.S Dollar-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	40,463.55	20.94

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	26,375.46	13.65

Maryann Berman
156 Shepherd Lane
Roslyn Heights NY 11577	19,788.04	10.24

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	16,376.62	8.47

Steven Berman
156 Shepherd Lane
Roslyn Heights NY 11577	16,105.67	8.33

Falling U.S Dollar-Service

First Clearing, LLC
10750 Wheat First Drive
Glen Allen VA 23060	8,443.68	24.57

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	5,844.78	17.01

Lawrence Deutsch
Judy Deutsch Jt Ten
14 Wydown Terrace
St Louis MO 63105	3,258.39	9.48

Oppenheimer & CO Inc.
15th Floor

85

125 Broad Street
New York NY 10004	1,835.00	5.34

Financials - Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	24,220.71	22.49

Pershing LLC
PO Box 2052
Jersey City NJ 07303	12,585.47	11.69

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	12,557.35	11.66

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	6,263.33	5.82

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	5,691.95	5.29

First Clearing, LLC
10750 Wheat First Drive
Glen Allen VA 23060	5,405.34	5.02

Financials - Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	44,260.78	84.73

Health Care - Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	335,362.21	41.12

86

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	240,693.99	29.51

Health Care - Service

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	55,127.67	39.64

Pershing LLC
PO Box 2052
Jersey City NJ 07303	12,540.69	9.02

Industrials - Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	8,574.01	18.93

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	6,144.07	13.56

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	2,576.73	5.69

Industrials - Service

Nicholas J Rajkovich
8492 Timber Trail
Brecksville OH 44141	1,680.07	43.71

Pershing LLC
PO Box 2052
Jersey City NJ 07303	674.42	17.55

Elizabeth Turbyfill
1916 Springdale Ave
Charlotte NC 28203-5326	194.43	5.06

Internet-Investor

87

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	102,802.35	27.34

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	45,867.35	12.20

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	33,087.09	8.80

Pershing LLC
PO Box 2052
Jersey City NJ 07303	30,354.47	8.07

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	28,214.30	7.50

Internet-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	4,236.65	19.84

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	3,529.94	16.53

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	3,189.91	14.94

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	3,185.95	14.92

Trustlynx & Co
P O Box 173736

88

Attn: Datalynx
Denver CO 80217-3736	2,327.92	10.90

Large-Cap Growth-Investor

RSBCO
107 N Trenton St
Ruston LA 71270-4321	68,746.69	42.48

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	38,600.23	23.85

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	9,249.72	5.72

Large-Cap Growth-Service

Kotiswamy Chowdary Gorantla
Kotiswamy Chowdary Gorantla Rev Tr
1048 Dublin Lane
Dyer IN 46311	1,513.25	20.64

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	1,498.32	20.44

Garry Tapp
Jane Tapp
6660 S Abilene Way
Englewood CO 80111	569.64	7.77

Jon R Schuh
183 N Paseo Rio Moreno
Anaheim CA 92807	558.35	7.62

David C Newman
125 York Terrace
Brookline MA 02446	458.55	6.25

Penelope Dey
17 Warren St
Nantucket MA 02554	456.38	6.22

Robert G Meier

89

Marjorie A Meier
4402 Peacock Lane
Rolling Meadows Il 60008	391.94	5.35

Large-Cap Value-Investor

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	226,077.66	44.00

RSBCO
107 N Trenton St
Ruston LA 71270-4321	59,175.66	11.52

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	54,339.43	10.58

Trust Company Of America
PO Box 6503
Englewood CO 80155	50,743.52	9.88

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	26,343.75	5.13

MId-Cap Growth-Investor

RSBCO
107 N Trenton St
Ruston LA 71270-4321	146,770.25	41.92

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	81,309.48	23.23

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	53,342.95	15.24

Pershing LLC
PO Box 2052
Jersey City NJ 07303	27,218.91	7.77

90

MId-Cap Growth-Service

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	496,388.56	86.27

Trust Company Of America
PO Box 6503
Englewood CO 80155	36,609.86	6.36

MId-Cap Value-Investor

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	325,558.58	31.49

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	203,103.63	19.64

RSBCO
107 N Trenton St
Ruston LA 71270-4321	127,593.75	12.34

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	93,851.80	9.08

Trust Company Of America
PO Box 6503
Englewood CO 80155	57,460.59	5.56

MId-Cap Value-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	66,405.63	17.43

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	32,100.97	8.43

91

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	25,045.85	6.57

MId-Cap-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	2,018,295.73	44.53

Pershing LLC
PO Box 2052
Jersey City NJ 07303	1,918,859.72	42.34

MId-Cap-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	65,885.39	41.90

FTC & Co
PO Box 173736
Denver CO 80217-3736	33,348.21	21.21

Mobile Telecommunications - Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	391,455.48	30.12

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	249,331.63	19.18

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	117,552.95	9.04

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	113,716.68	8.75

92

Pershing LLC
PO Box 2052
Jersey City NJ 07303	90,899.62	6.99

Mobile Telecommunications - Service

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	38,409.38	16.86

Pershing LLC
PO Box 2052
Jersey City NJ 07303	29,707.72	13.04

Trustlynx & Co
P O Box 173736
Attn: Datalynx
Denver CO 80217-3736	24,976.04	10.96

Money Market-Investor

Paul M Prusky
Steven G Prusky
25 East Athens Ave
Ardmore PA 19003	28,650,920.07	5.36

Money Market-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	68,320,581.96	25.54

Oil & Gas - Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	1,621,901.11	34.47

Charles Schwab & Co., Inc.
101 Montgomery Street

93

San Francisco CA 94104	711,853.91	15.13

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	347,773.04	7.39

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	312,914.51	6.65

Pershing LLC
PO Box 2052
Jersey City NJ 07303	272,812.35	5.80

Oil & Gas - Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	97,779.85	16.09

Trust Company Of America
PO Box 6503
Englewood CO 80155	83,800.57	13.79

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	65,177.37	10.72

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	57,092.16	9.39

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	41,439.21	6.82

OTC-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	176,404.26	42.71

94

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	54,601.39	13.22

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	39,123.01	9.47

OTC-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	37,619.94	71.68

Pershing LLC
PO Box 2052
Jersey City NJ 07303	4,007.12	7.63

Pharmaceuticals-Investor

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	415,727.76	33.17

Linsco/Private Ledger COrp.
One Beacon Street
23rd Floor
Boston MA 02108	178,930.67	14.28

Pershing LLC
PO Box 2052
Jersey City NJ 07303	171,781.13	13.71

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	164,556.26	13.13

Pharmaceuticals-Service

National Investor Services Corp.
55 Water Street

95

32nd Floor
New York NY 10041	14,603.47	18.64

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	8,637.37	11.02

Lehman Brothers Inc.
Attn: Mutual Funds Dept
399 Park Ave 6th Fl
New York NY 10022	5,000.00	6.38

Precious Metals-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	455,414.70	21.79

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	275,711.39	13.19

Terra Nova Trading LLC
100 South Wacker Dr # 1550
Chicago IL 60606	266,553.85	12.75

Terra Nova Trading LLC
100 South Wacker Dr # 1550
Chicago IL 60606	182,389.89	8.73

Pershing LLC
PO Box 2052
Jersey City NJ 07303	158,960.86	7.60

Precious Metals-Service

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	40,490.45	29.46

Lawrence Deutsch
Judy Deutsch Jt Ten
14 Wydown Terrace
St Louis MO 63105	24,142.55	17.56

96

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	17,015.95	12.38

Real Estate-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	80,418.97	28.07

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	48,939.87	17.08

Sperry MJC Ltd
Inter Caribbean Services Ltd
PO Box N-4906
Nassau New Providence 013	25,492.03	8.90

Pershing LLC
PO Box 2052
Jersey City NJ 07303	18,631.18	6.50

Real Estate-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	16,930.89	40.16

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	4,869.23	11.55

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	3,532.45	8.38

Fox and Co
PO Box 976
New York NY 10268	2,838.63	6.73

97

Rising Rates Opportunity 10-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	339,194.83	59.72

Pershing LLC
PO Box 2052
Jersey City NJ 07303	44,575.26	7.85

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	42,318.08	7.45

Rising Rates Opportunity 10-Service

Advisors Capital Investorestments Inc
Profit Sharing Plan And Trust
17 Tripp Road
Woodstock CT 06281	78,280.32	64.14

Trust Company Of America
PO Box 6503
Englewood CO 80155	16,236.94	13.30

Rising Rates-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	9,863,974.30	30.34

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	6,835,047.77	21.02

Pershing LLC
PO Box 2052
Jersey City NJ 07303	3,665,911.79	11.27

98

Rising Rates-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	550,919.26	20.42

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	305,571.77	11.33

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	240,359.31	8.91

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	232,895.20	8.63

FTC & Co
Attn: Datalynx
PO Box 173736
Denver CO 80217-3736	153,037.22	5.67

Rising U.S Dollar-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	327,912.25	60.75

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	86,063.60	15.94

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	40,312.41	7.47

Rising U.S Dollar-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	61,851.40	59.05

National Financial Services LLC
The Exclusive Benefit of Our Customers

99

200 Liberty Street
One World Financial Center
New York NY 10281	15,978.93	15.25

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	9,970.09	9.52

Pershing LLC
PO Box 2052
Jersey City NJ 07303	9,389.22	8.96

Semiconductor-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	370,966.80	30.12

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	232,064.69	18.84

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	83,389.26	6.77

Pershing LLC
PO Box 2052
Jersey City NJ 07303	73,077.07	5.93

Semiconductor-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	67,574.09	47.38

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	28,012.28	19.64

Trustlynx & Co
P O Box 173736
Attn: Datalynx

100

Denver CO 80217-3736	9,349.41	6.56

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	9,169.97	6.43

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	8,374.32	5.87

Short OTC-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	494,043.95	32.17

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	214,464.13	13.96

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	132,014.73	8.60

Short OTC-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	127,669.98	39.96

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	28,009.66	8.77

Short Small-Cap-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	978,258.78	38.99

Charles Schwab & Co., Inc.

101

101 Montgomery Street
San Francisco CA 94104	636,198.04	25.36

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	218,341.91	8.70

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	146,107.30	5.82

Short Small-Cap-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	197,492.91	62.62

Small-Cap Growth-Investor

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	460,354.31	57.46

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	117,306.58	14.64

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	98,673.75	12.32

Small-Cap Growth-Service

FTC & Co
Attn: Datalynx
PO Box 173736
Denver CO 80217-3736	28,855.27	26.01

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	9,483.88	8.55

102

Small-Cap Value-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	299,272.01	68.86

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	26,105.45	6.01

Small-Cap Value-Service

FTC & Co
Attn: Datalynx
PO Box 173736
Denver CO 80217-3736	445,166.01	61.98

Trust Company Of America
PO Box 6503
Englewood CO 80155	68,901.58	9.59

Small-Cap-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	120,332.10	37.90

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	56,823.52	17.90

Henry Holoszyc
50 West 9Th St
New York NY 10011	28,240.88	8.90

Small-Cap-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	34,034.83	40.35

National Financial Services LLC
The Exclusive Benefit of Our Customers

103

200 Liberty Street
One World Financial Center
New York NY 10281	13,015.18	15.43

FTC & Co
PO Box 173736
Attn: Datalynx
Denver CO 80217-3736	8,675.30	10.28

Pershing LLC
PO Box 2052
Jersey City NJ 07303	5,613.89	6.65

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	5,462.58	6.48

Technology-Investor

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	63,354.84	35.52

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	26,895.10	15.08

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	17,287.43	9.69

Pershing LLC
PO Box 2052
Jersey City NJ 07303	9,634.08	5.40

Technology-Service

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	3,551.90	23.43

National Investor Services Corp.
55 Water Street

104

32nd Floor
New York NY 10041	2,838.90	18.73

Pershing LLC
PO Box 2052
Jersey City NJ 07303	2,263.99	14.94

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	902.16	5.95

Telecommunications-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	64,847.83	46.88

Pershing LLC
PO Box 2052
Jersey City NJ 07303	26,168.08	18.92

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	11,381.55	8.23

First Clearing, LLC
10750 Wheat First Drive
Glen Allen VA 23060	9,119.73	6.59

Telecommunications-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	6,804.22	77.54

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	870.13	9.92

U.S. Gov Plus-Investor

National Financial Services LLC

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The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	255,909.45	70.24

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	20,351.51	5.59

U.S. Gov Plus-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	55,243.64	63.27

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	14,821.30	16.97

Ultra Dow 30-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	243,739.64	34.42

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	133,137.60	18.80

Ultra Dow 30-Service

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	80,652.15	57.13

First Clearing, LLC
10750 Wheat First Drive
Glen Allen VA 23060	14,059.12	9.96

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	13,295.42	9.42

106

UltraBear-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	1,472,747.62	28.42

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	1,086,961.24	20.98

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	272,026.70	5.24

Pershing LLC
PO Box 2052
Jersey City NJ 07303	267,610.01	5.16

UltraBear-Service

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	90,156.10	23.28

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	61,992.39	16.01

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	60,212.93	15.55

Fiserv Securities, Inc.
100 North 20th Street
Philadelphia PA 19103	55,774.51	14.40

Trust Company Of America
PO Box 6503
Englewood CO 80155	27,574.81	7.12

107

UltraBull-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	781,149.39	23.95

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	655,727.23	20.11

General Welfare Group LLC
611 Enterprise Drive
Oak Brook IL 60523	612,420.99	18.78

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	245,237.33	7.52

UltraBull-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	64,509.93	22.77

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	45,848.29	16.18

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	40,158.06	14.17

Pershing LLC
PO Box 2052
Jersey City NJ 07303	39,491.89	13.94

UltraJapan-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	361,038.40	33.66

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Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	299,623.93	27.94

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	77,804.28	7.25

UltraJapan-Service

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	14,991.23	16.48

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	8,095.68	8.90

UltraMid-Cap-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	553,373.37	25.13

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	446,840.55	20.29

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	295,128.04	13.40

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	110,973.29	5.04

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UltraMid-Cap-Service

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	52,504.07	33.00

Pershing LLC
PO Box 2052
Jersey City NJ 07303	44,007.61	27.66

UltraOTC-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	4,392,445.89	26.78

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	3,258,280.69	19.86

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	1,644,201.80	10.02

UltraOTC-Service

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	217,979.13	19.59

Pershing LLC
PO Box 2052
Jersey City NJ 07303	179,282.14	16.11

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	172,558.44	15.51

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	58,991.90	5.30

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UltraShort Dow 30-Investor

Penson Financial Services Inc.
1700 Pacific Ave
Suite 1400
Dallas TX 75201	39,565.31	16.20

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	25,427.52	10.41

Richard J Fabian
3991 Macarthur Blvd
Newport Beach CA 92660	22,312.01	9.14

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	21,519.31	8.81

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	17,520.82	7.17

UltraShort Dow 30-Service

Advisors Capital Investorestments Inc
Profit Sharing Plan And Trust
17 Tripp Road
Woodstock CT 06281	56,818.18	84.18

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	8,523.42	12.63

UltraShort MId-Cap-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	77,821.92	26.91

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	43,030.04	14.88

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First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	20,932.54	7.24

Pershing LLC
PO Box 2052
Jersey City NJ 07303	20,638.36	7.14

UltraShort MId-Cap-Service

Advisors Capital Investorestments Inc
Profit Sharing Plan And Trust
17 Tripp Road
Woodstock CT 06281	46,966.61	53.99

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	19,274.56	22.16

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	8,235.75	9.47

J.P. Morgan Investor LLC
One Beacon Street
18Th Floor
Boston MA 02108	5,488.58	6.31

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	4,431.70	5.09

UltraShort Otc-Investor

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	3,877,735.32	30.86

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	3,094,179.54	24.63

112

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	1,002,725.66	7.98

UltraShort Otc-Service

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	119,212.07	27.35

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	52,471.54	12.04

Advisors Capital Investorestments Inc
Profit Sharing Plan And Trust
17 Tripp Road
Woodstock CT 06281	52,003.05	11.93

FTC & Co
P O Box 173736
Attn: Datalynx
Denver CO 80217-3736	42,517.47	9.76

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	37,507.18	8.61

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	29,027.81	6.66

UltraShort Small-Cap-Investor

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	1,747,380.34	29.10

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National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	1,216,341.33	20.25

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	1,031,228.44	17.17

First Trust Corporation
P O Box 173736
Attn: Datalynx House
Denver CO 80217	696,563.57	11.60

Scottrade, Inc.
Attn: Mutual Funds Dept
12800 Flushing Meadows
PO Box 31759
St Louis MO 63131-0759	397,924.08	6.63

UltraShort Small-Cap-Service

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	147,054.83	32.49

Advisors Capital Investorestments Inc
Profit Sharing Plan And Trust
17 Tripp Road
Woodstock CT 06281	132,602.94	29.29

Trust Company Of America
PO Box 6503
Englewood CO 80155	59,129.69	13.06

Ameritrade Inc
PO Box 2226
Omaha NE 68103-2226	33,043.96	7.30

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	30,113.70	6.65

114

UltraSmall-Cap-Investor

General Welfare Group LLC
611 Enterprise Drive
Oak Brook IL 60523	1,447,222.23	22.12

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	1,428,256.02	21.83

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	1,353,392.32	20.69

UltraSmall-Cap-Service

Pershing LLC
PO Box 2052
Jersey City NJ 07303	84,684.22	23.08

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	78,789.35	21.48

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	22,382.70	6.10

Utilities-Investor

National Financial Services LLC
The Exclusive Benefit of Our Customers
200 Liberty Street
One World Financial Center
New York NY 10281	288,744.46	29.89

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco CA 94104	94,711.47	9.80

Utilities-Service

Trust Company Of America
PO Box 6503
Englewood CO 80155	167,500.25	23.43

115

National Investor Services Corp.
55 Water Street
32nd Floor
New York NY 10041	105,968.03	14.83

Pershing LLC
PO Box 2052
Jersey City NJ 07303	75,537.53	10.57

A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund (or class of shares thereof) may be deemed a “control person” (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each of the ProFunds intends to be taxed each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than those of the U.S. Government or the regulated investment companies) of any one issuer or of two or more issuers which such ProFund controls and which are engaged in the same, similar, or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below). In the case of each ProFund’s investments in loan participations, such ProFund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in (a) in the paragraph above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the regulated investment company. However, the American Job Creation Act of 2004, provides for 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the Qualifying Income described in (a) in the paragraph above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to

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regulated investment companies such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (b) in the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

If, in any taxable year, a ProFund were to fail to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. If a ProFund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.

As described in the Prospectus, the Rising and Falling U.S. Dollar ProFund intend to achieve their investment objective by having significant exposure to foreign currencies and by taking positions significantly in forward currency contracts. As described above, at least 90% of a fund’s gross income for each taxable year must be Qualifying Income. The Code grants the Secretary of the Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as Qualifying Income in cases where the foreign currency gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities). In light of this grant of regulatory authority, there is no assurance that the Secretary will not issue regulations. Moreover, there is a remote possibility that such regulations may be applied retroactively. If a ProFund were to fail to qualify as a regulated investment company in any year, then the ProFund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders) and other adverse consequences as described above.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan.

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Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

MARKET DISCOUNT

If a ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

ORIGINAL ISSUE DISCOUNT

Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS AND SWAPS

Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a ProFund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, a ProFund may elect to treat foreign currency gains or losses arising from certain section 1256 contracts as ordinary in character (See Section 988 Gains & Losses). Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In addition, the tax treatment of a payment made or received on a ProFund’s swap, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by the ProFunds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

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Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

Under certain circumstances, each ProFund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon each ProFund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on each ProFund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to transactions if such transaction is closed before the end of the 30th day after the close of the ProFund’s taxable year and the ProFund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. “Appreciated financial position” excludes any position that is “marked to market” as described above.

PASSIVE FOREIGN INVESTMENT COMPANIES

The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called “excess distribution” with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN TAXES

Each ProFund may be subject to certain taxes imposed by the countries in which it invests or operates. If a ProFund qualifies as a RIC and if more than 50% of the value of each ProFund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, such ProFund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the ProFund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the ProFund’s shareholders. For any year for which a ProFund makes

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such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by that ProFund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. No credit may be claimed with respect to ProFund shares that have been held less than 16 days. In any year in which it elects to “pass through” foreign taxes to shareholders, a ProFund will notify shareholders within 60 days after the close of the ProFund’s taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of each ProFund’s income flows through to its shareholders. With respect to each ProFund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a ProFund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by each ProFund. The foreign tax credit can be applied to offset the alternative minimum tax imposed on corporations and individuals, and, for individuals, foreign taxes may not be deducted in computing the alternative minimum tax. If the ProFund is not eligible to make the election to “pass-through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce its investment company taxable income, and the distribution by the ProFund will be treated as U.S.-source income.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

SECTION 988 GAINS OR LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time each ProFund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the ProFund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. In certain circumstances, a ProFund may elect to treat any foreign currency gain or loss attributable to a forward contract, a futures contract or option as capital gain or loss. Furthermore, a ProFund may elect to treat foreign currency gain or loss arising from cetain section 1256 contracts as ordinary in character These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of each ProFund’s investment company taxable income available to be distributed to its shareholders as ordinary income and may affect the timing and character of distributions. If section 988 losses exceed other investment company taxable income during a taxable year, a ProFund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her ProFund shares.

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the ProFund’s current and accumulated earnings and profits. Taxes on distributions of capital gains are determined by how long the ProFund has owned (or is treated as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, from the sale of investments that a ProFund has owned (or is treated as having owned) for more than one year that are properly designated by the ProFund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how

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long the shareholder has held the ProFund’s shares. Distributions of capital gains are generally made after applying any available capital loss carryforwards. Capital gains dividends are not eligible for the dividends received deduction. Distributions of gains from the sale of investments that a ProFund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

The long term capital gain rates, applicable to non-corporate shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income brackets) for taxable years beginning on or before December 31, 2004.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder’s address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

QUALIFIED DIVIDEND INCOME

For taxable years beginning on or before December 31, 2008, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a ProFund shareholder to be qualified dividend income, the ProFund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the ProFund’s shares. A dividend will not be treated as qualified dividend income (at either the ProFund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. It is not expected that a significant portion of distributions from Currency/Bond Benchmarked benchmarked ProFunds or Money Market ProFunds will be derived from qualified dividend income.

In general, distributions of investment income designated by a ProFund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such ProFund’s shares. In any event, if the aggregate qualified dividends received by a ProFund during any taxable year are 95% or more of its gross income, then 100% of the ProFund’s dividends (other than property designated capital gain dividends) will be

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eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

DISPOSITION OF SHARES

Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund’s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

Each ProFund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders at the rate of 28%. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

NON-U.S. SHAREHOLDERS

In general, dividends (other than Capital Gain Dividends) paid by a ProFund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, until January 1, 2008, the ProFunds are not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, to the extent such distributions are properly designated by the ProFunds, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the ProFunds.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from the ProFund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market,

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stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, until January 1, 2008, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the ProFunds or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the ProFund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective until January 1, 2008, if the ProFund is a U.S. real property holding corporation (as described above) such ProFund’s shares will nevertheless not constitute USRPIs if the ProFund is a “domestically controlled qualified investment entity,” which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the ProFund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the ProFund’s distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

TAX SHELTER DISCLOSURE

Under recently enacted Treasury Regulations, if a shareholder recognizes a loss on a disposition of a ProFund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting, requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

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PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

From time to time, each of the non-money market ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Before-Tax Performance. Except for Money Market ProFund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds’ distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Standardized total return quotations will be compared separately for each of the Investor Class, Service Class and Class A Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class, Service Class and Class A Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

YIELD CALCULATIONS

From time to time, Money Market ProFund, U.S. Government Plus ProFund and U.S. Government 30 ProFund may advertise their “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of Money Market ProFund refers to the income generated by an investment in Money Market ProFund over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly, but, when annualized, the income earned by an investment in Money Market ProFund is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.

Since yield fluctuates, yield data cannot necessarily be used to compare an investment in Money Market ProFund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in the portfolio, portfolio maturity, operating expenses, and market conditions.

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COMPARISONS OF INVESTMENT PERFORMANCE

Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor’s Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the Board of Trade of the City of New York, Inc. and the Nikkei Stock Average and Deutsche Aktien Index, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund’s investment performance. In particular, performance information for the ProFunds may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones U.S. Index, the Russell 2000 Index and the NASDAQ-100 Index®, among others.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. (“Lipper”), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds in performance reports, will be drawn from the “Capital Appreciation Funds” grouping for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund and from the “Small Company Growth Funds” grouping for the OTC ProFund and the UltraOTC ProFund. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

Further information about the performance of the ProFunds will be contained in the ProFunds’ annual and semiannual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services, Dominion Rating Services and Thomson Bank Watch represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information

The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, NASDAQ, the Frank Russell Company or Dow Jones, and neither Standard & Poor’s, NASDAQ, the Frank Russell Company nor Dow Jones make any representations regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the “Indices”), to track general stock market performance. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “500®,” “S&P MidCap 400,” Standard & Poor’s Mid-Cap 400,” “S&P Small-Cap 600,” “Standard & Poor’s Small-Cap 600,” “S&P 500/Barra Value Index,” “S&P 500/Barra Growth Index,” “S&P Mid-Cap 400/Barra Growth Index,” “S&P Mid-Cap 400/Barra Value Index,” “S&P Small-Cap 600/Barra Growth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. “New York Board of Trade®”, “NYBOT®”, “The U.S. Dollar Index®” and “USDX®” are trademarks or service marks of the Board of

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Trade of the City of New York, Inc. and are licensed for use by ProFunds. “NASDAQ-100 Index®” is a trademark of the NASDAQ Stock Markets, Inc. (“NASDAQ”). “Russell 2000® Index” is a trademark of the Frank Russell Company. “Dow Jones, “Dow 30,” “Dow Jones Industrial Average,” “DJIA,” and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

An index provider’s only relationship to the ProFunds is the licensing of certain trademarks and trade names. The index providers have no obligation to take the needs of the ProFunds or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The index providers are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The index providers have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote the UltraDow 30 ProFund or Sector ProFunds (together, the “ProFunds”).

•	Recommend that any person invest in the ProFunds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds.

•	Consider the needs of the ProFunds or investors in the ProFunds in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds, investors in the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and Financial Statements of the ProFunds for the fiscal year ended December 31, 2004 are incorporated herein by reference to the Trust’s Annual Report, such

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Financial Statements having been audited by PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

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APPENDIX A

PROFUNDS EUROPE 30 INDEX

As of March 31, 2005

Name	Ticker	Type	Industry	Country
Nokia OYJ	NOK	ADR	Telecommunications	FINLAND
HSBC Holdings PLC	HBC	ADR	Banks	UNITED KINGDOM
BP Amoco PLC	BP	ADR	Oil & Gas	UNITED KINGDOM
Royal Dutch Petroleum Co.	RD	NY Reg Shrs	Oil & Gas	NETHERLANDS
Vodafone Group PLC	VOD	ADR	Telecommunications	UNITED KINGDOM
SAP AG	SAP	ADR	Software	GERMANY
AstraZeneca PLC	AZN	ADR	Pharmaceuticals	UNITED KINGDOM
GlaxoSmithKline PLC	GSK	ADR	Pharmaceuticals	UNITED KINGDOM
Unilever NV	UN	NY Reg Shrs	Food	NETHERLANDS
Total Fina SA	TOT	ADR	Oil & Gas	FRANCE
STMicroelectronics NV	STM	NY Reg Shrs	Semiconductors	SWITZERLAND
Ericsson (LM) Telephone Co.	ERICY	ADR	Telecommunications	SWEDEN
Rio Tinto PLC	RTP	ADR	Mining	UNITED KINGDOM
Willis Group Holdings, Ltd.	WSH	Common Stock	Insurance	UNITED KINGDOM
DaimlerChrysler AG	DCX	Common Stock	Auto Manufacturers	GERMANY
Ryanair Holdings PLC	RYAAY	ADR	Airlines	IRELAND
Alcon, Inc.	ACL	Common Stock	Healthcare-Products	SWITZERLAND
Alcatel SA	ALA	ADR	Telecommunications	FRANCE
Novartis AG	NVS	ADR	Pharmaceuticals	SWITZERLAND
Diageo PLC	DEO	ADR	Beverages	UNITED KINGDOM
Autoliv, Inc.	ALV	Common Stock	Auto Parts & Equipment	SWEDEN
Siemens AG	SI	ADR	Miscellaneous Manufacturing	GERMANY
ASM Lithography Holding N.V.	ASML	NY Reg Shrs	Semiconductors	NETHERLANDS
Infineon Technologies	IFX	ADR	Semiconductors	GERMANY
Flamel Technologies	FLML	ADR	Pharmaceuticals	FRANCE
Shell Transport & Trading Co.	SC	ADR	Oil & Gas	UNITED KINGDOM
Elan Corp. PLC	ELN	ADR	Pharmaceuticals	IRELAND
UBS AG	UBS	Common Stock	Banks	SWITZERLAND
Koninklijke (Royal) Philips Electronics N.V.	PHG	NY Reg Shrs	Electronics	NETHERLANDS
Sanofi-Aventis	SNY	ADR	Pharmaceuticals	FRANCE

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

A-1

APPENDIX B

PROFUNDS ASIA 30 INDEX

As of March 31, 2005

Name	Ticker	Type	Industry	Country
Aluminum Corporation of China, Ltd.	ACH	ADR	Mining	China
AU Optronics Corp.	AUO	ADR	Electronics	TAIWAN
BHP Billiton, Ltd.	BHP	ADR	Mining	AUSTRALIA
China Mobile (Hong Kong), Ltd.	CHL	ADR	Telecommunications	HONG KONG
China Petroleum and Chemical Corp.	SNP	Common Stock	Oil & Gas	CHINA
China Telecom Corp., Ltd.	CHA	ADR	Telecommunications	CHINA
China Unicom, Ltd.	CHU	ADR	Telecommunications	HONG KONG
China Yuchai International, Ltd.	CYD	ADR	Auto Parts & Equipment	CHINA
Chinadotcom Corp. – Class A	CHINA	Common Stock	Internet	HONG KONG
Chunghwa Telecom Company, Ltd.	CHT	ADR	Telecommunications	TAIWAN
Dr. Reddy’s Laboratories, Ltd.	RDY	ADR	Pharmaceuticals	INDIA
Flextronics International, Ltd.	FLEX	Common Stock	Electronics	SINGAPORE
Huaneng Power International, Inc.	HNP	ADR	Electric	CHINA
Icici Bank, Ltd.	IBN	ADR	Banks	CHINA
Infosys Technologies, Ltd.	INFY	ADR	Software	INDIA
Kookmin Bank	KB	ADR	Banks	KOREA
Korea Electric Power Corp.	KEP	ADR	Electric	KOREA
KT Corp.	KTC	ADR	Telecommunications	KOREA
Nam Tai Electronics, Inc.	NTE	Common Stock	Electronics	KOREA
National Australia Bank, Ltd.	NAB	ADR	Banks	AUSTRALIA
Netease.com, Inc.	NTES	ADR	Internet	CHINA
PetroChina Company, Ltd.	PTR	ADR	Oil & Gas	CHINA
POSCO	PKX	ADR	Iron/Steel	KOREA
Satyam Computer Services, Ltd.	SAY	ADR	Software	INDIA
SINA Corp.	SINA	Common Stock	Internet	CHINA
SK Telecom Co., Ltd.	SKM	ADR	Telecommunications	KOREA
Sohu.com, Inc.	XOU	Common Stock	Internet	CHINA
Taiwan Semiconductor Manufacturing Co., Ltd.	TSM	ADR	Semiconductors	TAIWAN
Tommy Hilfiger Corp.	TOM	Common Stock	Apparel	HONG KONG
United Microelectronics Corp.	UMC	ADR	Semiconductors	TAIWAN

Eligible countries include Australia, New Zealand, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, India, and China.

APPENDIX C

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA (“DBRS”) — BOND AND LONG TERM DEBT RATINGS :

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P’S MUNICIPAL BOND RATINGS:

AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S MUNICIPAL BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P’S MUNICIPAL NOTE RATINGS:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY’S MUNICIPAL NOTE RATINGS:

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA — COMMERCIAL PAPER AND SHORT-TERM DEBT RATINGS:

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

R-1 (high): Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle): Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low): Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated ‘TBW-1’.

TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rate “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC-”CC”: is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

PROFUNDS

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2005

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

(888) 776-3637 RETAIL SHAREHOLDERS ONLY

(888) 776-5717 INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY

This Statement of Additional Information (“SAI”) describes the “Classic ProFunds VP,” “Ultra ProFunds VP,” “Inverse ProFunds VP,” “Sector ProFunds VP,” “Currency/Bond Benchmarked ProFunds VP” and the ProFund VP Money Market, as follows (each, a “ProFund VP” and collectively, the “ProFunds VP”):

CLASSIC PROFUNDS VP	SECTOR PROFUNDS VP
Bull	Airlines
Mid-Cap	Banks
Small-Cap	Basic Materials
OTC	Biotechnology
Large-Cap Value	Consumer Goods
Large-Cap Growth	Consumer Services
Mid-Cap Value	Financials
Mid-Cap Growth	Health Care
Small-Cap Value	Industrials
Small-Cap Growth	Internet
Asia 30	Leisure Goods
Europe 30	Mobile Telecommunications
Japan	Oil & Gas
Oil Equipment, Services & Distribution
ULTRA PROFUNDS VP	Pharmaceuticals
Bull Plus	Precious Metals
UltraBull	Real Estate
UltraMid-Cap	Semiconductor
UltraSmall-Cap	Technology
UltraDow 30	Telecommunications
UltraOTC	Utilities
UltraEurope
CURRENCY/ BOND BENCHMARKED PROFUNDS VP
INVERSE PROFUNDS VP	U.S. Government Plus
Bear	Rising Rates Opportunity
Short Mid-Cap	Rising U.S. Dollar
Short Small-Cap	Falling U.S. Dollar
Short OTC
UltraBear	PROFUND VP MONEY MARKET
UltraShort OTC

The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to attempt to hedge an existing investment portfolio. Each non-money market ProFund VP seeks investment results that correspond each day to a specified benchmark. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds VP may be created from time to time.

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the “Advisor”).

The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that a ProFund VP’s investment objective will be achieved.

This SAI is not a prospectus. It should be read in conjunction with the Prospectus, dated May 1, 2005, which incorporates this SAI by reference. The financial statements and related report of the independent registered public accounting firm included in the annual report of the ProFunds VP for the fiscal year ended December 31, 2004, are incorporated by reference into this SAI. A copy of the Prospectus or annual report is available, without charge, upon request to the address above or by telephone at the numbers above.

The date of this SAI May 1, 2005.

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STATEMENT OF ADDITIONAL INFORMATION

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PROFUNDS VP

ProFunds (the “Trust”) is an open-end management investment company that currently comprises multiple separate series. Fifty-two series are discussed herein, each of which is offered to insurance company separate accounts, and other series may be added in the future. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. All of the ProFunds VP, except for ProFund VP Money Market, are classified as non-diversified. The investments made and the results achieved by a ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFunds VP.

GENERAL

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the “Advisor”).

The investment restrictions of the ProFunds VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objectives and all other investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the ProFunds VP without the approval of shareholders.

It is the policy of the non-money market ProFunds VP to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, attempt to remain nearly fully invested and not to take defensive positions.

The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund VP. A ProFund VP is free to reduce or eliminate its activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of the ProFund VP’s objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Classic ProFunds VP, Ultra ProFunds VP, Sector ProFunds VP and the ProFund VP U.S. Government Plus and falling markets for the Inverse ProFunds VP and the ProFund VP Rising Rates Opportunity. The use of the term “adverse market conditions” is intended to convey falling markets for the Classic ProFunds VP, Ultra ProFunds VP, Sector ProFunds VP and the ProFund VP U.S. Government Plus and rising markets for the Inverse ProFunds VP and the ProFund VP Rising Rates Opportunity. For purposes of the ProFund VP Rising U.S. Dollar, “favorable market conditions” is intended to mean a decrease in the value of the six foreign currencies represented in the U.S. Dollar Index versus the U.S. dollar. For purposes of the ProFund VP Falling U.S. Dollar, “favorable market conditions” is intended to mean an increase in the value of the six foreign currencies represented in the U.S. Dollar Index versus the U.S. dollar. For purposes of the ProFund VP Rising U.S. Dollar, “adverse market conditions” is intended

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to mean an increase in the value of the six foreign currencies represented in the U.S. Dollar Index versus the U.S. dollar. For purposes of the ProFund VP Falling U.S. Dollar, “adverse market conditions” is intended to mean a decrease in the value of the six foreign currencies represented in the U.S. Dollar Index versus the U.S. dollar.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A non-money market ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund VP may specify a benchmark for itself that is “leveraged” or proprietary. There can be no assurance that a ProFund VP will achieve its objective.

Certain ProFunds VP have non-fundamental investment policies obligating any such ProFund VP to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the ProFund VP’s net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a ProFund VP’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund VP’s net assets that are segregated or earmarked on the ProFund VP’s books and records or being used for collateral, as required by applicable regulatory guidance or otherwise used to cover such investment exposure. The Trust’s Board of Trustees has adopted a policy to provide investors with at least 60 days’ notice prior to changes in such an investment policy.

Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFund VP’s respective benchmarks. Rather, the Advisor primarily uses mathematical analysis to determine the investments a non-money market ProFund VP makes and techniques it employs. While the Advisor attempts to maximize correlation to each non-money market ProFund VP’s benchmark, certain factors will tend to cause a ProFund VP’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

Additional information concerning the characteristics of the investments of the ProFunds VP is set forth below.

EQUITY SECURITIES

The ProFunds VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for

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the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

Each ProFund VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”) and/or U.S. traded securities of foreign issuers. Special U.S. tax considerations may apply to a ProFund VP’s investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds VP may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds VP’s receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds VP may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) social, political and economic instability; (ii) the small market for such securities and the low or nonexistent volume of trading, which result in a lack of liquidity and greater price volatility; (iii) certain national policies which may restrict the ProFunds’ VP investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In any such event, the ProFunds VP could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds’ VP shareholders.

Each non-money market ProFund VP also may invest in Depositary Receipts (see below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

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The ProFund VP Europe 30, ProFund VP Asia 30, ProFund VP Japan and ProFund VP UltraEurope are subject to the general risks associated with foreign investment. Because each of these ProFunds VP focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Exposure to European Companies

Each of the ProFund VP Europe 30 and ProFund VP UltraEurope focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Exposure to Asian Companies

The ProFund VP Asia 30 focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an “Asian country” and collectively, “Asian countries”).

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Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency, which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea’s currency, the “won,” lost 95% of its value against the U.S. dollar.

Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations. For example, in 1997 several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Exposure to Japanese Companies

The ProFund VP Japan invests a large portion of its assets in securities providing economic exposure to companies located or operating in Japan. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan’s economic problems. Japan’s currency, the “yen,” has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

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Foreign trade overseas is important to Japan’s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS

Each non-money market ProFund VP may invest in Depositary Receipts (“DRs”). For many foreign securities, U.S. dollar-denominated DRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. DRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. DRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in DRs rather than directly in foreign issuers’ stock, the ProFunds VP can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many DRs. The information available for DRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which are more uniform and more exacting than those to which many foreign issuers may be subject. Certain DRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The non-money market ProFunds VP may invest in both sponsored and unsponsored DRs. Unsponsored DR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for sponsored DRs, and the prices of unsponsored DRs may be more volatile than if such instruments were sponsored by the issuer.

Types of DRs include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars and traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges. Each non-money market ProFund VP may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges.

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CURRENCY RISK

The ProFunds VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) and in particular, ProFund VP Falling U.S. Dollar, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraEurope, ProFund VP Pharmaceuticals and ProFund VP Precious Metals, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, including “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent that a ProFund VP invests in such currencies, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The U.S.-traded Nikkei futures and options contracts utilized by UltraJapan ProFund are not sensitive to changes in the dollar/yen exchange rate. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

REAL ESTATE INVESTMENT TRUSTS

Each non-money market ProFund VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for income status under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered.

The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position

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entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity or security. The extent of the ProFund VP’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing transactions with respect to options on futures contracts. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

When a ProFund VP purchases or sells a futures contract, or sells an option thereon, the ProFund VP “covers” its position. To cover its position, a ProFund VP may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds VP cash or liquid instruments (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The non-money market ProFunds VP may purchase and sell futures contracts and options thereon. The Advisor, in reliance on an amendment to Rule 4.5 under the Commodity Exchange Act (“CEA”), is excluded from the status of Commodity Pool Operator (“CPO”) and is therefore not subject to CPO registration and regulation under the CEA.

A ProFund VP may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently, inverse to the futures contract. A ProFund VP may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund VP will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with a long position in the futures contract. A ProFund VP may cover long or short positions in futures by earmarking or segregating with its custodian bank or on the official books and records of the ProFunds VP cash or liquid instruments (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

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A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will segregate liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund VP may also cover its sale of a call option by taking positions in instruments, whose prices are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See “Taxation” herein.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements

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in the price of a particular stock. Predicting changes in the price of index options requires different skills and techniques than those required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund VP’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The non-money market ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund VP’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund VP’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

The non-money market ProFunds VP may buy and write (sell) options on securities for the purpose of realizing their respective investment objectives. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the OCC), an institution created to

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interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a ProFund VP that writes an option wishes to terminate the ProFund VP’s obligation, the ProFund VP may effect a “closing purchase transaction.” The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP that is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option that the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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FOREIGN CURRENCY OPTIONS

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a ProFund VP to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FORWARD CURRENCY CONTRACTS

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the ProFunds VP in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP are not required to enter into forward currency contracts for hedging purposes. It is possible, under certain circumstances, that each of these ProFunds VP may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP may either sell a portfolio security and make delivery of the currency, or retain the security and terminate their contractual obligation to deliver the currency by buying an “offsetting”

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contract obligating them to buy, on the same maturity date, the same amount of the currency. If these ProFunds VP engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP engage in offsetting transactions, they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a ProFund VP enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP invest in money market instruments denominated in foreign currencies, they may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP value their assets daily in U.S. dollars, they do not convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP will convert their holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP at one rate, and offer to buy the currency at a lower rate if the Rising U.S. Dollar or Falling U.S. Dollar ProFund VP tries to resell the currency to the dealer.

Although forward currency contracts may be used by the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP to try to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP had not entered into these transactions. Even if the Advisor correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of a ProFund VP’s futures position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between the ProFund VP’s futures and currency positions may be caused by differences between the futures and currency markets.

These transactions also involve the risk that the Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP may lose their margin deposits or collateral and may be unable to realize the positive value, if any, of their positions if a bank or broker with whom these ProFunds VP have an open forward position becomes bankrupt.

SHORT SALES

The non-money market ProFunds VP may engage in short sales. To complete such a transaction, a ProFund VP must borrow the security to make delivery to the buyer. The ProFund VP is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund VP. Until the security is replaced, the ProFund VP is required to repay the lender any dividends or interest, which accrue during the period of the loan. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin

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requirements, until the short position is closed out. A ProFund VP also will incur transaction costs in effecting short sales.

A ProFund VP will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund VP replaces the borrowed security. A ProFund VP will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund VP may be required to pay, if any, in connection with a short sale.

The ProFunds VP may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund VP is borrowed and sold short. Whenever a ProFund VP engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

SWAP AGREEMENTS

The non-money market ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Other forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights ) (the “net amount”).

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets determined to be liquid, but typically no payments will be made until the settlement date. To the extent that swap transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets the non-money market ProFunds VP and the Advisor believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund’s borrowing restrictions. Because they are two party contracts and because they may have terms of greater than seven days, the market value of swap agreements may be considered to be illiquid for the purposes of the ProFunds’ VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the

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amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each non-money market ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus an amount equal to any dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Depending upon market conditions or for other reasons, the Advisor may substitute physical securities for a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two parties’ obligations to one another are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two obligations. Typically, a single payment from one party to the other will be made at the conclusion of a swap agreement, although some swap agreements may provide for periodic payments during their term. The timing and character of any income, gain or loss recognized by the ProFund VP on the payment or payments made or received on a swap will vary depending upon the terms of the particular swap. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ VP transactions in swap agreements.

The use of swaps is a highly specialized activity, which involves investment techniques, and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform.

FOREIGN CURRENCY WARRANTS

Foreign currency warrants such as Currency Exchange Warrants(SM) (“CEWs(SM)”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk, which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign

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exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (OCC). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risks, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Principal exchange rate linked securities (“PERLs(SM)”) are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

STRUCTURED NOTES AND RELATED INSTRUMENTS

Each non-money market ProFund VP may invest in structured notes and other related instruments for investment purposes, including to gain exposure to hard currencies, or for risk management purposes. Structured notes are privately negotiated debt obligations for which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. Each ProFund

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VP may invest a significant portion of its assets in structured notes where the principal and/or interest is determined by reference to the performance or value of a commodities index or portion of an index, commodity futures contracts or a single commodity. Such notes are sometimes referred to as “commodity-linked” notes. Each ProFund VP may also invest in structured notes with respect to selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may also be issued by corporations, including banks, as well as by governmental agencies.

Depending on the terms of the note, each ProFund VP may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage, which will serve to magnify the potential for gain and the risk of loss. The Funds may use structured notes to add leverage to the portfolio. Like other sophisticated strategies, the ProFunds VP’s use of structured notes by the ProFunds VP may not work as intended. Although structured instruments are not necessarily illiquid, the Advisor believes that many structured instruments are illiquid.

DEBT INSTRUMENTS

Below is a description of various types of money market instruments and other debt instruments that the non-money market ProFunds VP may utilize for investment purposes, as “cover” for other investment techniques these non-money market ProFunds VP employ, or for liquidity purposes. The types of instruments that the ProFund VP Money Market may invest in are discussed further below. Other types of money market instruments may become available that are similar to those described below and in which the non-money market ProFunds VP also may invest if consistent with their investment goal and policies.

Money market instruments include short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers’ acceptances, and other short-term liquid instruments.

The non-money market ProFunds VP may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. The non-money market ProFunds VP also may invest in money market instruments issued by supranational organizations such as the World Bank (chartered to finance development projects in member countries), the European Union (a fifteen-nation organization engaged in cooperative economic and other activities), the European Coal and Steel Community (an economic union of various European nations’ steel and coal industries), and the Asian Development Bank (an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions).

U.S. Government Securities

Each non-money market ProFund VP also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these non-money market ProFunds VP employ, or for liquidity purposes. The ProFund VP U.S. Government Plus may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The ProFund VP Rising Rates Opportunity may enter into short transactions on U.S. government securities and on instruments that have performance characteristics similar to those of U.S. government securities.

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U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP’s portfolio investments in these securities.

Floating and Variable Rate Notes

Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. They typically have a stated maturity of more than one year and an interest rate that changes either at specific intervals or whenever a benchmark rate changes. The effective maturity of each floating or variable rate note in a ProFund VP’s portfolio will be based on these periodic adjustments. The interest rate adjustments are designed to help stabilize the note’s price. While this feature helps protect against a decline in the note’s market price when interest rates rise, it lowers a ProFund VP’s income when interest rates fall. Of course, a ProFund VP’s income from its floating and variable rate investments also may increase if interest rates rise.

Commercial Paper

Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs.

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Financial Services Obligations

Under normal market conditions, each non-money market ProFund VP may invest up to 25% of its net assets in obligations issued by companies in the financial services industry, including U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. These obligations may include:

Certificates of deposit (CDs) - CDs represent an obligation of a bank or a foreign branch of a bank to repay funds deposited with it for a specified period of time plus interest at a stated rate.

Time deposits - Time deposits are non-negotiable deposits held in a banking institution for a specified time at a stated interest rate.

Bankers’ acceptances - Bankers’ acceptances are short-term credit instruments frequently used in international trade transactions. They represent a guarantee by a bank to pay a customer’s draft up to a stated amount and for a specified time. Both the bank and the customer may be liable for its payment at maturity.

Each ProFund VP will not invest more than 5% of its total assets in obligations of any one foreign bank.

U.S. banks are subject to a substantial body of federal and/or state law and regulation designed to promote financial soundness. Most are insured by the Federal Deposit Insurance Corporation (“FDIC”), although this insurance may not be of great benefit to a ProFund VP depending on the amount of a bank’s obligations that the Fund holds. Foreign banks and foreign branches of U.S. banks, however, may not be subject to the same laws and regulations as U.S. banks and may involve additional risks. These risks include foreign economic and political developments, foreign government restrictions that may adversely affect payment of principal and interest, foreign exchange controls, and foreign withholding and other taxes on interest income. Foreign banks and foreign branches of U.S. banks may not be subject to the same requirements as U.S. banks with respect to mandatory reserves, loan limitations and accounting, auditing, and financial recordkeeping. In addition, less information may be publicly available about a foreign branch of a U.S. bank or a foreign bank than a U.S. bank.

U.S. branches of foreign banks may be subject to some federal and/or state regulation, but typically not to the same extent as U.S. banks. A U.S. branch of a foreign bank with assets over $1 billion may be subject to federal and/or state reserve requirements and may be required to pledge or maintain a certain amount of its assets equal to a percentage of its liabilities with a regulator or with a state. The FDIC may not, however, insure the deposits of branches licensed by states. Obligations of U.S. branches of foreign banks also may be limited by government action in the country in which the foreign bank is headquartered.

Asset-Backed Securities

Each ProFund VP may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

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The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Performance Indexed Paper

Performance indexed paper (“PIPs (SM)”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the spot exchange rate at two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Convertible Securities

Each ProFund VP may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Fixed-Income Securities

Each ProFund VP may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

Each ProFund VP may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPs. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody’s. Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. Each ProFund VP may also invest in unrated securities.

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JUNK BONDS. “Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each ProFund VP’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. Each ProFund VP will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund’s investment objective.

CORPORATE DEBT SECURITIES. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a ProFund VP could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt

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securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

ZERO-COUPON SECURITIES. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a ProFund VP may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a ProFund VP to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

PAYMENT-IN-KIND and STRIPS. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, each ProFund VP nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a ProFund VP could be required at times to liquidate other investments to satisfy distribution requirements. Each Fund may also invest in STRIPs, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, STRIPs are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

UNRATED DEBT SECURITIES. Each ProFund VP may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. Each ProFund VP may invest in mortgage-backed securities, as “cover” for the investment management techniques these non-money market ProFunds VP employ. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly

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packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially shorter than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. Each ProFund VP will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The ProFunds VP will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each ProFund VP may fail to fully recoup its initial investment in these securities. The market value of any class that consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may

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be decreased demand for certain types of mortgage-backed securities, and each ProFund VP invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a ProFund VP may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

Each ProFund VP may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable each ProFund VP to demand payment from the issuer or a financial intermediary on short notice.

REPURCHASE AGREEMENTS

The ProFunds VP also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives as “cover” for the investment techniques the ProFunds VP employ or for liquidity purposes. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the non-money market ProFunds VP will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% (10% with respect to ProFund VP Money Market) of the ProFund VP’s total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor and, liquidity, investment, regulatory, or other considerations so warrant.

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REVERSE REPURCHASE AGREEMENTS

The ProFunds VP may use reverse repurchase agreements as part of each ProFund VP’s investment strategy. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund VP intends to use the reverse repurchase technique only when it will be to the ProFund VP’s advantage to do so. The ProFunds VP will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund VP’s obligations in respect of reverse repurchase agreements.

CASH RESERVES

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each ProFund VP may invest all or part of the ProFund VP’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

The ProFunds VP may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk but also increases investment opportunity. Since substantially all of a ProFund VP’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will fluctuate more when the ProFund VP is leveraging its investments than would otherwise be the case. Inverse ProFunds VP will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, each ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund VP’s assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including weekends and holidays), will reduce the amount of the ProFund VP’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds VP are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund VP’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Each of the non-money market ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP “covers” its repurchase obligations as described above in “Reverse Repurchase

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Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund VP.

LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, a ProFund VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP’s total assets. Loans would be subject to termination by the lending ProFund VP on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending ProFund VP and that ProFund VP’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each non-money market ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. A ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the ProFund VP’s purchase commitments for such when-issued or delayed-delivery securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each ProFund VP may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, the ProFund VP’s shareholders will indirectly bear the ProFund VP’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP ‘s own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP’s own operations.

ILLIQUID SECURITIES

Each ProFund VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933,

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as amended (the “1933 Act”), but that can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% (10% with respect to the ProFund VP Money Market) of the ProFund VP’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the “Commission” or “SEC”), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

At the time of investment, the ProFund VP Money Market’s aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the ProFund VP Money Market), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the ProFund VP Money Market’s net assets. If changes in the liquidity of certain securities cause the ProFund VP Money Market to exceed such 10% limit, the ProFund VP Money Market will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the ProFund VP Money Market.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund VP’s liquidity.

PORTFOLIO QUALITY AND MATURITY (PROFUND VP MONEY MARKET)

The ProFund VP Money Market will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the ProFund VP Money Market invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations (“NRSRO”) (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by the Advisor, under the supervision of the Board of Trustees, to be

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of comparable quality. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees, will also determine that all securities purchased by ProFund VP Money Market present minimal credit risks.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS (PROFUND VP MONEY MARKET)

ProFund VP Money Market may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks that are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Bank obligations in which ProFund VP Money Market invests include certificates of deposit, bankers’ acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of ProFund VP Money Market’s investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, ProFund VP Money Market may invest in obligations of foreign banks or foreign branches of U.S. banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. ProFund VP Money Market may invest more than 25% of its assets in the foreign and domestic bank obligations described above. ProFund VP Money Market’s concentration of its investments in bank obligations will cause ProFund VP Money Market to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in Appendix C.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS AND ASSET BACKED SECURITIES (PROFUND VP MONEY MARKET)

COMMERCIAL PAPER. ProFund VP Money Market may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign entities in order to finance their current operations. Commercial paper when purchased by ProFund VP Money Market must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security), or if not rated, must be believed by the Advisor, acting under the supervision of the Board of Trustees, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by ProFund VP Money Market must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks. Any commercial paper issued

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by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between ProFund VP Money Market and the issuer, they are not ordinarily traded. Since no active secondary market may exist for these notes, ProFund VP Money Market will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, ProFund VP Money Market might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

OTHER DEBT OBLIGATIONS. ProFund VP Money Market may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the ProFund VP Money Market’s minimum credit quality standards, are comparable in priority and security to other securities of such issuer that have been rated in the top three highest long-term rating categories by the NRSROs rating such security, or if unrated, are determined by the Advisor to be of comparable quality.

CREDIT ENHANCEMENT. Certain of ProFund VP Money Market’s acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement may adversely affect the quality and marketability of the underlying security and could cause losses to ProFund VP Money Market and affect ProFund VP Money Market’s share price. ProFund VP Money Market may have more than 25% of its total assets invested in securities issued or credit-enhanced by banks or other financial institutions.

ASSET-BACKED SECURITIES. ProFund VP Money Market may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, assets such as pools of consumer loans, trade receivables or other types of loans held in a trust. Such assets are securitized through the use of Trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market’s perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset-backed securities include assets such as (but not limited to) first liens on mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity

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loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which ProFund VP Money Market may invest are limited to those, which satisfy the requirements contained in Rule 2a-7.

The yield characteristics of the asset-backed securities in which ProFund VP Money Market may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently (usually monthly) on asset-backed securities and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if ProFund VP Money Market purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the effect of increasing yield. Conversely, if ProFund VP Money Market purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by ProFund VP Money Market are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

PORTFOLIO TURNOVER

The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses that would be borne by the ProFunds VP. In addition, a ProFund VP’s portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because each ProFund VP’s portfolio turnover rate, to a great extent, will depend on the purchase and redemption activity of the ProFund VP’s investors, it is difficult to estimate what the ProFund VP’s actual portfolio turnover rate will be in the future. ProFunds expects, however, that the portfolio turnover experienced by the ProFunds will be substantial. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the ProFunds VP invest, are excluded from the calculation of portfolio turnover rate.

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SPECIAL CONSIDERATIONS

To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.

CORRELATION AND TRACKING Several factors may affect the ability of the ProFunds VP to achieve correlation with their benchmarks. Among these factors are: (1) a ProFund VP’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund VP; (2) less than all of the securities in the index underlying a ProFund VP’s benchmark being held by the ProFund VP and/or securities not included in the index being held by the ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund VP’s share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark; (8) the need to conform a ProFund VP’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund VP may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund VP from purchasing or selling options or futures contracts; (11) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions; and (12) fluctuations in currency exchange rates. While a close correlation of any ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

LEVERAGE. Ultra ProFunds VP, ProFund VP UltraBear, ProFund VP UltraShort OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity employ leverage as a principal investment strategy and all of the ProFunds VP may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds’ VP shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund VP to pay interest, which would decrease the ProFund VP’s total return to shareholders. If these ProFunds VP achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds VP not been leveraged.

NON-DIVERSIFIED STATUS. Each non-money market ProFund VP is a “non-diversified” series. A non-money market ProFund VP is considered “non-diversified” because a relatively high percentage of the ProFund VP’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund VP’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund VP’s classification as a “non-diversified” investment company means that the proportion of the ProFund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, which imposes diversification

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requirements on these ProFunds VP that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

INVESTMENT RESTRICTIONS

Each ProFund VP has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of a “vote of a majority of the outstanding voting securities” of the ProFund VP, as that phase is defined in the 1940 Act. The “vote of a majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the ProFund VP present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the ProFund VP. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A ProFund VP may not:

(i)	(a) (ProFund VP UltraOTC, ProFund VP UltraSmall-Cap, ProFund VP Europe 30, ProFund VP Bull, ProFund VP UltraBull, ProFund VP UltraEurope, ProFund VP Bear, ProFund VP UltraBear, and ProFund VP UltraShort OTC only) Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities or repurchase agreements with respect thereto);

(b) ProFund VP Money Market may invest more than 25% of its total assets, taken at market value at the time of each investment, in the obligations of U.S. and foreign banks and other financial institutions;

(c) Each other ProFund VP not subject to Investment Restriction (i) above may concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information to approximately the same extent as its benchmark index; and

(d) Each non-money market ProFund VP may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.

(ii)	Make investments for the purpose of exercising control or management.

(iii)	Purchase or sell real estate, except that, to the extent permitted by applicable law, Rising U.S. Dollar and Falling U.S. Dollar ProFunds VP may invest in securities directly or indirectly secured by real estate or interest therein or issued by companies that invest in real estate or interests therein, including REITs.

(iv)

Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in

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accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

(v)	Issue senior securities to the extent such issuance would violate applicable law.

(vi)	Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(vii)	Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(viii)	Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

Each ProFund VP may concentrate its investment in the securities of companies engaged in a single industry or group of industries to approximately the same extent as its benchmark index and in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information. For purposes of determining whether the ProFunds VP are concentrated in an industry or group of industries, the Trust uses the industry sub-group classifications provided by Bloomberg, L.P.

DETERMINATION OF NET ASSET VALUE

The net asset values of the shares of the ProFunds VP (except ProFund VP UltraEurope) are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The net asset value of the shares of ProFund VP UltraEurope is determined as of the latest close of trading of the three exchanges tracked by the ProFunds Europe Index (ordinarily 2:00 p.m. Eastern Time) on each day the NYSE, London Stock Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business (see Prospectus for applicable holiday closings).

To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP’s principal trading market(s) is closed, the value of a ProFund VP’s shares may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares. This may also be the case for each ProFund VP (other than ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market) when foreign securities trade while ADRs are not trading due to markets being closed in the United States.

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The net asset value per share of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP’s assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. When a ProFund VP experiences net shareholder inflows, it generally records investment transactions on the business day after the transaction order is placed. When a ProFund VP experiences net shareholder outflows, it generally records investment transactions on the business day the transaction order is placed. This is intended to deal equitably with related transaction costs by having them borne in part by the investor generating those costs for the ProFund VP. ProFund VP Money Market’s net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for NASD traded securities) If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC (other than those traded on the NASDAQ Stock Market) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time as of which the net asset value per share of a ProFund VP is determined. If there is no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior that time at which a ProFund VP calculates net asset value. Alternatively if there is no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When the Advisor determines that the price of a security is not readily available, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

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AMORTIZED COST VALUATION

ProFund VP Money Market will utilize the amortized cost method in valuing its portfolio securities, which does not take into account unrealized capital gains or losses. This method involves valuing each security held by ProFund VP Money Market at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by ProFund VP Money Market will not be reflected in ProFund VP Money Market’s net asset value. The Board of Trustees will monitor the valuation of assets using this method and will make such changes as it deems necessary to assure that the assets of ProFund VP Money Market are valued fairly in good faith.

ProFund VP Money Market’s use of the amortized cost method of valuing its securities is permitted by Rule 2a-7 adopted by the Commission. Under this rule, ProFund VP Money Market must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the investors’ price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review ProFund VP Money Market’s holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of ProFund VP Money Market’s assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of ProFund VP Money Market’s assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Board of Trustees must cause ProFund VP Money Market to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing ProFund VP Money Market’s assets by using available market quotations.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules and regulations thereunder. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. The Advisor may serve as an investment manager to a number of clients, including other investment companies, private accounts or funds. The Advisor may place a combined order for two or more accounts it manages, including a ProFund VP, engaged in the purchase or sale of the same security or instrument. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

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The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Similarly, purchases and sales of securities on behalf of ProFund VP Money Market usually are principal transactions. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor’s other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor’s expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal years ended December 31, 2002, 2003 and 2004, each ProFund VP paid brokerage commissions in the following amounts:

	2002	2003	2004
ProFund VP Bull	$123,629	$147,088	$230,438
ProFund VP Small-Cap	143,260	62,231	68,137
ProFund VP OTC	21,999	22,883	25,578
ProFund VP Large-Cap Value	N/A	N/A	18,646
ProFund VP Large-Cap Growth	N/A	N/A	6,415
ProFund VP Mid-Cap Value	254,472	336,366	631,934

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	2002	2003	2004
ProFund VP Mid-Cap Growth	159,988	158,860	227,118
ProFund VP Small-Cap Value	246,811	418,091	616,117
ProFund VP Small-Cap Growth	152,774	224,586	332,294
ProFund VP Asia 30	119,819	193,449	164,694
ProFund VP Europe 30	288,928	152,396	177,151
ProFund VP Japan	20,836	54,675	48,439
ProFund VP UltraBull	503,604	146,415	217,453
ProFund VP UltraMid-Cap	235,792	72,633	123,058
ProFund VP UltraSmall-Cap	497,802	143,045	198,092
ProFund VP UltraOTC	34,576	47,059	51,168
ProFund VP Bear	80,440	66,570	49,666
ProFund VP Short Mid-Cap	N/A	N/A	601
ProFund VP Short Small-Cap	760	1,036	10,461
ProFund VP Short OTC	5,100	25,678	43,318
ProFund VP Banks	67,102	43,018	64,795
ProFund VP Basic Materials	66,695	93,072	115,089
ProFund VP Biotechnology	35,072	27,781	35,108
ProFund VP Consumer Goods	51,506	41,383	106,953
ProFund VP Consumer Services	63,947	63,496	42,695
ProFund VP Financials	144,181	61,775	80,548
ProFund VP Health Care	83,694	85,579	88,499
ProFund VP Industrials	11,813	38,951	68,546
ProFund VP Internet	16,189	42,070	18,774
ProFund VP Oil & Gas	153,863	106,352	210,724
ProFund VP Pharmaceuticals	45,882	77,855	62,990
ProFund VP Precious Metals	-0-	-0-	-0-
ProFund VP Real Estate	351,663	201,800	549,439
ProFund VP Semiconductor	42,145	66,110	83,048
ProFund VP Technology	42,432	59,662	47,879
ProFund VP Telecommunications	97,099	102,983	108,456
ProFund VP Utilities	200,033	194,663	175,839
ProFund VP U.S. Government Plus	720	4,320	9,483
ProFund VP Rising Rates Opportunity	1,395	8,591	24,285
ProFund VP Money Market	-0-	-0-	-0-

Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2004.

The nature of the ProFunds VP may cause the ProFunds VP to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFunds VP investors.

In accordance with Rule 12b-1(h) under the 1940 Act, the Advisor will not enter into any agreement or other understanding – whether written or oral – under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a ProFunds VP’s shares. Therefore, in selecting brokers to effect transactions in ProFunds VP portfolio securities, the Advisor may not consider the broker’s promotional or sales efforts.

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In accordance with Rule 12b-1(h), the Advisor may direct portfolio securities transactions to a broker to execute, clear or settle transactions in portfolio securities when such broker also promotes or sells shares issued by a ProFunds VP, because the ProFunds VP have implemented policies and procedures that are reasonably designed to prevent (i) the persons responsible for selecting broker-dealers to effect transactions in fund portfolio securities transactions from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts and (ii) the ProFunds VP, the Advisor and the Distributor from entering into any agreement or other understanding under which the ProFunds VP direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of the fund shares.

The Trust is required to identify securities of its “regular brokers or dealers” held by a ProFund VP at the end of its most recently completed fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amount of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amount of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. During the fiscal year ended December 31, 2004, the following ProFunds VP held securities of regular brokers or dealers to the Trust:

ProFund VP	Approximate Aggregate Value of Issuer’s Securities Owned by the ProFund VP during the fiscal year ended December 31, 2004	Name of Broker or Dealer
ProFund VP Bull	$7,223,869	Citigroup, Inc.
	115,715	Merrill Lynch & Co., Inc.
	828,357	Prudential Financial, Inc.
ProFund VP Large-Cap Value	155,815	Citigroup, Inc.
	15,396	Lehman Brothers, Inc.
	34,188	Merrill Lynch & Co., Inc.
	18,137	Prudential Financial, Inc.
ProFund VP Mid-Cap Value	1,828,306	Fidelity National Financial, Inc.
ProFund VP UltraBull	1,978,511	Citigroup, Inc.
	305,066	Merrill Lynch & Co., Inc.
	226,875	Prudential Financial, Inc.
ProFund VP UltraMid-Cap	486,661	Fidelity National Financial, Inc.
ProFund VP Banks	2,525,932	Citigroup, Inc.
ProFund VP Financials	3,077,209	Citigroup, Inc.
	92,390	Fidelity National Financial, Inc.
	639,121	Merrill Lynch & Co., Inc.
	349,436	Prudential Financial, Inc.

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MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (2004 to present); Managing Director (March 1993 to 2004)	ProFunds (115) Access One Trust (8)	Directorship Search Group, Inc.
Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProFunds (115) Access One Trust (8)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	ProFunds (115) Access One Trust (8)	None

*	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

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Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President Secretary	Indefinite; February 2003 to present April 1997 to February 2003	President of the Advisor (May 1997 to present).
Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel, Compliance Officer and Assistant Secretary – Calvert Group, Ltd. from January 1999 until October 2002.
Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 2/66	Secretary	Indefinite; February 2003 to present	Vice President and General Counsel of the Advisor (January 2005 to present), Vice President and Chief Legal Counsel (July 2001 – December 2004); GE Investment Management Inc.: Vice President and Associate General Counsel (April 1998 to June 2001); Kirkpatrick & Lockhart LLP: Attorney (Prior to April 1998).
Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	BISYS Fund Services: Vice President of Financial Services (April 2002 to present); KPMG LLP: Senior Manager (August 1993 to March 2002).
John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/67	Vice President	Indefinite; August 1999 to present	BISYS Fund Services: Director of Client Services (February 1997 to present).

Audit Committee

The Board of Trustees has an Audit Committee, whose function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust’s financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2004.

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Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds VP, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2004.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Russell S. Reynolds, III	None	None
Michael C. Wachs	None	None

Interested Trustee
Michael L. Sapir	Over $100,000	Over $100,000

As of April 1, 2005, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund VP.

No independent Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds VP, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds VP (not including registered investment companies) as of December 31, 2004.

No independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds VP, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds VP (not including registered investment companies) during the two most recently completed calendar years.

No independent Trustee (or an immediate family member thereof) during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Trust;

•	an officer of the Trust;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;

•	the Advisor or the principal underwriter of the ProFunds VP,

•	an officer of the Advisor or the principal underwriter of the ProFunds VP;

•	a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP.

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Trustee Compensation

For the fiscal year ended December 31, 2004, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Trust*	Pension or Retirement Benefits Accrued as Part of Trust Expenses**	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$20,500	$0	$0	$20,500
Michael C. Wachs, Trustee	$20,500	$0	$0	$20,500

Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

*	Prior to January 1, 2004, the Trust paid each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. Effective January 1, 2004, each Trustee who is not an employee of the Advisor or its affiliates shall be entitled to compensation for his services as Trustee at the rate of (i) $10,000 per year; (ii) an additional $2,500 for each Board meeting attended by him in person, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $1,500 per special meeting attended by him in person; and (iv) an additional $500 per each board meeting participated in by him via telephone. Effective January 1, 2005, the Trust, together with other funds in the Fund Complex advised by the Advisor for which a Trustee serves as director or trustee pays each Independent Trustee compensation for his services as Trustee at the annual rate of $35,000. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the Trust for performing the duties of their offices.

**	The Trust does not accrue pension or retirement benefits as part of ProFund VP expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

Under an investment advisory agreement between the Trust, on behalf of each ProFund VP, and the Advisor dated October, 1997 and most recently amended and restated as of December 15, 2004 (the “Agreement” or “Advisory Agreement”), each ProFund VP, except ProFund VP UltraEurope and ProFund VP U.S. Government Plus, pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets. ProFund VP UltraEurope and ProFund VP U.S. Government Plus pay the Advisor a fee at an annualized rate of 0.90% and 0.50%, respectively, of their average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of the ProFund VP, subject to the general supervision and control of Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services. The Advisor has managed the ProFunds VP since their inception and also manages other similar investment vehicles. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D. who may be deemed to control the Advisor. The Advisor’s address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. The Advisor also serves as investment advisor to each series of the Access One Trust.

The Board last approved the Advisory Agreement at a meeting held on December 15, 2004. In determining whether it was appropriate to approve the Advisory Agreement on behalf of each ProFund

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VP, the Board requested information and the Advisor provided information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year ended December 31; (v) information regarding advisory fees earned versus advisory fees waived for the past six fiscal years and the most recent six-month fiscal period ended June 30; (vi) performance correlation analysis showing how each Fund performed versus its benchmark index for the prior fiscal year ended December 31 and the most recent six-month fiscal period ended June 30; (vii) detailed comparative industry fee data; and (viii) information regarding brokerage allocation and best execution, including a summary of the Advisor’s review of trade execution for the past four calendar quarters. The Board also received information regarding the Advisor’s practices in monitoring each ProFund VP’s compliance with regulatory requirements and Trust procedures.

The Board carefully evaluated this information, and was advised by legal counsel (including independent legal counsel for the Independent Trustees) with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

•	The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, and the comparability of the fees paid to fees paid by other investment companies including investment companies offering services similar in nature and extent to the ProFunds VP (“Peer Group Funds”). Although there are a limited number of peer group funds, the Trustee’s found that in all cases the investment advisory fees were competitive with those of their peer group funds;

•	The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds VP and the ProFunds VP’s historic performance, including the success of the ProFunds VP in tracking benchmarks and achieving stated investment objectives. The Trustees found that in all cases ProFunds Advisor’s investment techniques and brokerage practices had produced very high correlations between daily performance of the ProFund VP and the relevant benchmark;

•	The Advisor’s entrepreneurial commitment to the management of the ProFunds VP and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor’s assets to the successful operation of the ProFunds VP;

•	The Advisor’s representations regarding its staffing and capabilities to manage the ProFunds VP, including the retention of personnel with portfolio management experience relevant to the ProFunds VP, including expertise with respect to the derivatives strategies applied to produce high performance correlations for all of the ProFunds VP; and

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors, uniformly applied to all of the ProFunds VP.

Because the objective of the ProFunds VP is to seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark, the Trustees, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), paid particular attention to information they had received relating to the correlation of each Fund to its benchmark. In this connection, the Trustees, including the Independent Trustees, considered the mathematical effect of compounding on the daily correlations, the portfolio management challenges posed by the cash flows in and out of the Funds, and ProFunds Advisors’ success in using swaps, futures and other sophisticated portfolio instruments to meet the challenges posed by those cash flows. The Trustees also considered steps taken by ProFunds Advisors to minimize commissions and other trading costs for portfolio transactions as a way of seeking to maximize the daily correlation of each Fund to its benchmark. In the case of Funds whose benchmark is a multiple of an index, the Trustees also took into account the

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heightened challenges posed by the need to calibrate and adjust market exposures for those Funds. The Trustees concluded that the correlations achieved by the ProFunds VP were consistent with the expectations of the Board and the shareholders. This was a material factor in the decision of the Trustees, including the Independent Trustees, to reapprove the advisory contracts for all ProFunds VP that would otherwise have expired.

The Board also considered the profitability to the Advisor of investment advisory services provided under the Advisory Agreement, as well as so-called “fall-out” benefits such as profitability to the Advisor under the Management Services Agreement with the ProFunds VP (as discussed below).

In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of each ProFund VP and its shareholders.

The Advisor may pay, out of its own assets and at no cost to the ProFunds VP, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds’ VP shares.

For the fiscal years ended December 31, 2002, 2003 and 2004, the Advisor was entitled to, and waived, advisory fees in the following amounts for each of the ProFunds VP: The “Earned” columns in the table below include amounts due for investment advisory services provided during the specified fiscal year but do not include amounts that the Advisor recouped pursuant to any applicable expense limitation agreements with the ProFunds.

	ADVISORY FEES FYE 12/31
	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
ProFund VP Bull	$334,546	—	$823,805	—	$2,141,117	—
ProFund VP Small-Cap	242,241	—	454,879	—	874,527	—
ProFund VP OTC	395,840	$22,509	826,562	—	880,771	—
ProFund VP Large-Cap Value	N/A	N/A	N/A	N/A	9,312	$621
ProFund VP Large-Cap Growth	N/A	N/A	N/A	N/A	3,280	3,280
ProFund VP Mid-Cap Value	63,057	19,159	174,229	$18,877	656,968	—
ProFund VP Mid-Cap Growth	51,676	13,731	239,972	10,340	356,079	—
ProFund VP Small-Cap Value	56,167	29,421	298,812	32,795	754,063	—
ProFund VP Small-Cap Growth	73,214	17,316	443,105	9,415	822,424	—
ProFund VP Asia 30	32,181	2,072	158,792	—	282,889	—
ProFund VP Europe 30	293,928	17,827	514,551	—	940,777	—
ProFund VP Japan	23,019	1,904	112,282	—	231,891	—
ProFund VP UltraBull	422,488	65,794	297,895	72,298	608,427	—
ProFund VP UltraMid-Cap	50,875	21,442	167,351	19,647	371,068	—
ProFund VP UltraSmall-Cap	311,617	59,574	407,248	10,951	567,573	—
ProFund VP UltraOTC	414,942	47,937	486,390	13,134	748,037	—
ProFund VP Bear	553,504	32,759	874,692	—	470,813	—
ProFund VP Short Mid-Cap	N/A	N/A	N/A	N/A	355	355
ProFund VP Short Small-Cap	3,961	—	6,721	5,417	9,382	3,182
ProFund VP Short OTC	162,729	—	286,937	2,126	392,057	—
ProFund VP Banks	57,161	8,293	41,841	14,717	111,743	—
ProFund VP Basic Materials	22,605	5,623	73,441	4,566	169,991	—
ProFund VP Biotechnology	150,658	29,286	169,728	12,263	151,131	—
ProFund VP Consumer Goods	53,941	6,850	28,462	10,956	109,397	683
ProFund VP Consumer Services	11,413	8,516	29,756	12,377	37,072	9,211
ProFund VP Financials	181,707	31,641	117,814	12,417	214,830	—
ProFund VP Health Care	166,621	29,837	142,691	10,010	307,706	—
ProFund VP Industrials	6,473	4,808	26,263	8,016	84,239	1,372
ProFund VP Internet	43,001	3,246	132,426	4,902	143,869	—
ProFund VP Oil & Gas	142,693	28,384	108,108	13,662	582,401	—
ProFund VP Pharmaceuticals	30,612	4,786	53,121	4,708	82,790	—

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	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
ProFund VP Precious Metals	117,894	—	313,550	618	448,263	—
ProFund VP Real Estate	261,933	43,807	180,712	8,947	481,129	—
ProFund VP Semiconductor	23,046	8,862	96,372	7,990	80,060	1,155
ProFund VP Technology	91,878	28,708	155,594	—	183,318	—
ProFund VP Telecommunications	53,306	12,356	51,642	5,080	115,035	—
ProFund VP Utilities	139,360	30,078	145,645	12,668	268,132	—
ProFund VP U.S. Government Plus	190,741	—	269,935	3,988	221,154	—
ProFund VP Rising Rates Opportunity	40,411	6,610	298,038	—	1,284,114	—
ProFund VP Money Market	464,196	87,194	503,125	240,736	266,620	33,628

Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2004.

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.73%, 1.78% and 1.35% for ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market, respectively, and 1.98% for all other ProFunds VP through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time.

For the fiscal years ended December 31, 2002, 2003 and 2004, the Advisor recouped fee waivers/reimbursements from prior years in the following amounts for each of the ProFunds VP:

	2002 Recouped	2003 Recouped	2004 Recouped
ProFund VP Bull	-0-	-0-	-0-
ProFund VP Small-Cap	23,114	-0-	-0-
ProFund VP OTC	-0-	-0-	27,011
ProFund VP Large-Cap Value	N/A	N/A	-0-
ProFund VP Large-Cap Growth	N/A	N/A	-0-
ProFund VP Mid-Cap Value	-0-	-0-	41,075
ProFund VP Mid-Cap Growth	-0-	-0-	21,484
ProFund VP Small-Cap Value	-0-	-0-	55,430
ProFund VP Small-Cap Growth	-0-	-0-	32,077
ProFund VP Asia 30	-0-	-0-	2,486
ProFund VP Europe 30	-0-	-0-	21,392
ProFund VP Japan	-0-	-0-	2,285
ProFund VP UltraBull	-0-	-0-	30,395
ProFund VP UltraMid-Cap	-0-	-0-	30,109
ProFund VP UltraSmall-Cap	-0-	-0-	52,571
ProFund VP UltraOTC	-0-	-0-	47,426
ProFund VP Bear	-0-	-0-	25,151
ProFund VP Short Mid-Cap	N/A	N/A	-0-
ProFund VP Short Small-Cap	-0-	-0-	-0-
ProFund VP Short OTC	-0-	-0-	2,551
ProFund VP Banks	-0-	-0-	1,059
ProFund VP Basic Materials	-0-	-0-	12,226
ProFund VP Biotechnology	-0-	-0-	12,699
ProFund VP Consumer Goods	-0-	-0-	-0-
ProFund VP Consumer Services	-0-	-0-	-0-
ProFund VP Financials	-0-	-0-	22,697
ProFund VP Health Care	-0-	-0-	24,449
ProFund VP Industrials	-0-	-0-	-0-
ProFund VP Internet	-0-	-0-	7,977
ProFund VP Oil & Gas	-0-	-0-	38,528
ProFund VP Pharmaceuticals	-0-	-0-	5,186
ProFund VP Precious Metals	-0-	-0-	742
ProFund VP Real Estate	-0-	-0-	41,378
ProFund VP Semiconductor	-0-	-0-	-0-
ProFund VP Technology	-0-	-0-	16,690
ProFund VP Telecommunications	-0-	-0-	10,007
ProFund VP Utilities	-0-	-0-	26,401
ProFund VP U.S. Government Plus	-0-	-0-	5,184
ProFund VP Rising Rates Opportunity	-0-	-0-	7,932
ProFund VP Money Market	-0-	-0-	-0-

The Trust’s Board of Trustees reviews and approves the Management Services Agreement on an annual basis considering a variety of factors:

•	the fairness and reasonableness of the fees and the profitability of the Advisor’s relationship with the ProFunds VP,

•	the quality of the services provided,

•	the knowledge and expertise of the Advisor’s staff,

•	the Advisor’s overall reputation, resources and staffing, and

•	other factors deemed relevant at the time of approval for the Agreement.

For these services, the ProFunds VP pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

For the fiscal years ended December 31, 2002, 2003 and 2004, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds VP:

	MANAGEMENT SERVICES FEES FYE 12/31
	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
ProFund VP Bull	$66,909	—	$164,762	—	$428,228	—
ProFund VP Small-Cap	48,448	—	90,976	—	174,907	—
ProFund VP OTC	79,168	$4,502	165,313	—	176,156	—
ProFund VP Large-Cap Value	N/A	N/A	N/A	N/A	1,862	$124
ProFund VP Large-Cap Growth	N/A	N/A	N/A	N/A	656	656
ProFund VP Mid-Cap Value	12,611	3,832	34,846	$3,776	131,395	—
ProFund VP Mid-Cap Growth	10,335	2,746	47,995	2,068	71,217	—
ProFund VP Small-Cap Value	11,233	5,884	59,763	6,559	150,814	—
ProFund VP Small-Cap Growth	14,643	3,463	88,621	1,883	164,486	—
ProFund VP Asia 30	6,436	414	31,759	—	56,578	—
ProFund VP Europe 30	58,786	3,565	102,911	—	188,157	—
ProFund VP Japan	4,604	381	22,457	—	46,379	—
ProFund VP UltraBull	84,498	13,159	59,579	14,460	121,687	—
ProFund VP UltraMid-Cap	10,175	4,288	33,470	3,929	74,214	—
ProFund VP UltraSmall-Cap	62,324	11,915	81,450	2,190	113,516	—
ProFund VP UltraOTC	82,989	9,587	97,278	2,627	149,609	—
ProFund VP Bear	110,701	6,552	174,939	—	94,164	—
ProFund VP Short Mid-Cap	N/A	N/A	N/A	N/A	71	71
ProFund VP Short Small-Cap	792	—	1,344	1,083	1,876	636
ProFund VP Short OTC	32,546	—	57,388	425	78,412	—
ProFund VP Banks	11,432	1,659	8,368	2,943	22,349	—
ProFund VP Basic Materials	4,521	1,124	14,688	913	33,999	—
ProFund VP Biotechnology	30,132	5,857	33,946	2,453	30,226	—
ProFund VP Consumer Goods	10,788	1,371	5,692	2,191	21,880	136
ProFund VP Consumer Services	2,283	1,703	5,951	2,475	7,415	1,842
ProFund VP Financials	36,342	6,328	23,563	2,483	42,966	—
ProFund VP Health Care	33,325	5,967	28,538	2,002	61,542	—
ProFund VP Industrials	1,295	961	5,253	1,603	16,848	274
ProFund VP Internet	8,600	649	26,485	980	28,774	—
ProFund VP Oil & Gas	28,539	5,677	21,622	2,732	116,481	—
ProFund VP Pharmaceuticals	6,122	957	10,624	942	16,558	—
ProFund VP Precious Metals	23,579	—	62,710	124	89,653	—
ProFund VP Real Estate	52,387	8,762	36,143	1,790	96,227	—
ProFund VP Semiconductor	4,609	1,772	19,275	1,598	16,012	231
ProFund VP Technology	18,376	5,741	31,119	—	36,664	—
ProFund VP Telecommunications	10,661	2,471	10,328	1,016	23,007	—
ProFund VP Utilities	27,872	6,016	29,129	2,534	53,627	—
ProFund VP U.S. Government Plus	57,223	—	80,981	1,196	66,347	—
ProFund VP Rising Rates Opportunity	8,082	1,322	59,608	—	256,825	—
ProFund VP Money Market	92,840	17,439	100,625	48,147	53,324	6,726

Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2004.

48

ProFund Advisors Portfolio Manager Compensation

ProFund Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the firm’s overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, a pooled investment vehicle. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each portfolio manager as of December 31, 2004, unless otherwise noted.

Name of Portfolio Manager	Number of Registered Investment company Accounts (Total Assets)		Number of Other Pooled Investment Vehicles (Total Assets)		Number of Other Accounts (Total Assets)
William Seale	87	$6,987,342,571.52	1	$26,493,976.00	0	$—
George Foster	87	$6,987,342,571.52	1	$26,493,976.00	0	$—
Olessia Burner	35	$3,987,689,172.57	0	$—	0	$—
Elisa Petit	36	$4,027,417,841.28	0	$—	0	$—
Hratch Najarian	47	$2,217,599,372.15	0	$—	0	$—
Michael Neches	47	$2,217,599,372.15	0	$—	0	$—
Howard Rubin	37	$4,699,110,507.03	0	$—	0	$—
Christian Saarbach	4	$934,600,884.93	0	$—	0	$—
Erik Benke(1)	35	$3,987,689,172.57	0	$—	0	$—

(1)	Employed by the Adviser an Associate Portfolio Manager since January, 2005.

49

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the ProFunds family of investment companies as of December 31, 2004.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family
William Seale	$0	$10,000-$50,000
George Foster	$1-$10,000	$1-$10,000
Olessia Burner	$0	$0
Hratch Najarian	$0	$0
Michael Neches	$0	$0
Elisa Petit	$0	$0
Howard Rubin	$0	$0
Christian Saarbach	$0	$0
Erik Benke	$0	$0

CODES OF ETHICS

The Trust, the Advisor, and ProFunds Distributors, Inc. (the “Distributor”) each have adopted a code of ethics (each, a “Code”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP. There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund VP; however, such transactions are reported on a regular basis. Advisor personnel subject to the Advisor’s code are also required to report transactions in registered open-end investment companies advised or sub-advised by the Advisor. The Codes are on file with the SEC and are available to the public.

PROXY VOTING POLICY AND PROCEDURES

Background

The Trust’s Board of Trustees (the “Board”) has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the ProFunds, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and

50

corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between the Advisor and its clients. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy

51

Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the ProFunds voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004 will be available (1) without charge, upon request, by calling the Advisor at 888-776-1972, (2) on the ProFunds web site, and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete schedule of each ProFund VP’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. Portfolio holdings information may be made available prior to its public availability (“Non-Standard Disclosure”) as frequently as daily to the ProFund VP’s service providers (BISYS Fund Services, UMB Bank, N.A., ProFunds Distributors, Inc.) and as frequently as weekly to certain non-service providers (including rating agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the ProFunds VP or performing due diligence and asset allocation). A recipient of Non-Standard Disclosure must sign a confidentiality agreement in which the recipient agrees that the information will be kept confidential, be used only for a legitimate business purpose and not be used for trading. Recipients are required to have systems and procedures in place to ensure that the confidentiality agreement will be honored. Neither the ProFunds VP nor the Advisor may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Non-Standard Disclosure may be authorized by the ProFunds VP’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of a ProFund VP’s shareholders and those of the Advisor or Distributor, such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will review the Policy annually.

52

ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Distributor. BISYS acts as Administrator to the ProFunds VP. The Administrator provides ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds VP under federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.

The Trust, as of January 1, 2004, pays BISYS an annual fee for its services as Administrator based on the aggregate average net assets of all series of the Trust. This fee ranges from 0.05% of the Trust’s average monthly net assets up to $2 billion to 0.005% of the Trust’s average monthly net assets in excess of $10 billion on an annual basis. Prior to January 1, 2004, the Trust paid BISYS a fee ranging from 0.05% of aggregate average monthly net assets of $0 to $2 billion to 0.02% of aggregate average monthly net assets of $10 billion and over, on an annual basis.

For the fiscal years ended December 31, 2002, 2003 and 2004, BISYS, as Administrator was paid, and voluntarily waived, administration fees in the following amounts for each of the ProFunds VP:

	ADMINISTRATION FEES FYE 12/31
	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
ProFund VP Bull	$23,229	—	$52,126	—	$94,380	—
ProFund VP Small-Cap	17,019	—	28,543	—	38,644	—
ProFund VP OTC	27,611	—	52,355	—	38,863	—
ProFund VP Large-Cap Value	N/A	N/A	N/A	N/A	232	—
ProFund VP Large-Cap Growth	N/A	N/A	N/A	N/A	97	—
ProFund VP Mid-Cap Value	2,108	—	10,897	—	28,979	—
ProFund VP Mid-Cap Growth	2,581	—	15,081	—	15,680	—
ProFund VP Small-Cap Value	2,092	—	18,574	—	33,160	—
ProFund VP Small-Cap Growth	4,010	—	27,803	—	35,939	—
ProFund VP Asia 30	1,326	—	9,891	—	12,520	—
ProFund VP Europe 30	20,551	—	32,396	—	41,566	—
ProFund VP Japan	880	—	7,039	—	10,275	—
ProFund VP UltraBull	29,769	—	18,982	—	26,861	—
ProFund VP UltraMid-Cap	2,353	—	10,475	—	16,303	—
ProFund VP UltraSmall-Cap	21,885	—	25,619	—	24,913	—
ProFund VP UltraOTC	29,138	—	30,743	—	33,261	—
ProFund VP Bear	39,299	—	55,931	—	20,957	—
ProFund VP Short Mid-Cap	N/A	N/A	N/A	N/A	—	—
ProFund VP Short Small-Cap	28	—	360	—	408	—
ProFund VP Short OTC	5,193	—	18,267	—	17,534	—
ProFund VP Banks	1,871	—	2,647	—	4,953	—
ProFund VP Basic Materials	615	—	4,571	—	7,501	—
ProFund VP Biotechnology	10,627	—	10,848	—	6,703	—

53

	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
ProFund VP Consumer Goods	1,700	—	1,796	—	4,842	—
ProFund VP Consumer Services	393	—	1,902	—	1,631	—
ProFund VP Financials	12,770	—	7,496	—	9,524	—
ProFund VP Health Care	11,744	—	9,061	—	13,643	—
ProFund VP Industrials	273	—	1,636	—	3,709	—
ProFund VP Internet	2,598	—	8,391	—	6,303	—
ProFund VP Oil & Gas	10,062	—	6,858	—	25,759	—
ProFund VP Pharmaceuticals	1,309	—	3,362	—	3,665	—
ProFund VP Precious Metals	4,213	—	19,815	—	19,827	—
ProFund VP Real Estate	18,629	—	11,450	—	21,243	—
ProFund VP Semiconductor	1,239	—	6,036	—	3,542	—
ProFund VP Technology	6,433	—	9,819	—	8,108	—
ProFund VP Telecommunications	3,644	—	3,321	—	5,084	—
ProFund VP Utilities	9,809	—	9,290	—	11,808	—
ProFund VP U.S. Government Plus	10,263	—	26,048	—	14,746	—
ProFund VP Rising Rates Opportunity	1,662	—	18,591	—	56,552	—
ProFund VP Money Market	27,243	—	32,374	—	11,855	—

Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2004.

BISYS Funds Services, Inc. (“BFSI”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an affiliate of BISYS and the Distributor. BFSI acts as fund accounting agent for each series of the Trust. The Trust, as of January 1, 2004, pays BFSI an annual base fee, plus asset based fees, for its services as fund accounting agent. The asset based fees range from 0.10% of the Trust’s average monthly net assets up to $1 billion to 0.00375% of the Trust’s average monthly net assets in excess of $10 billion, on an annual basis. Prior to January 1, 2004, the Trust paid BISYS a fee ranging from 0.10% of average monthly net assets up to $1 billion to 0.0075% of average monthly net assets in excess of $5 billion, on an annual basis. Fees paid were subject to certain minimums.

For the fiscal years ended December 31, 2002, 2003 and 2004, BFSI, fund accounting agent, was paid fees in the following amounts for each of the ProFunds VP:

	FUND ACCOUNTING FEES FYE 12/31
	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
ProFund VP Bull	$46,156	—	$85,354	—	$134,905	—
ProFund VP Small-Cap	32,294	—	44,545	—	55,365	—
ProFund VP OTC	51,518	—	86,041	—	55,617	—
ProFund VP Mid-Cap Value	4,473	—	16,694	—	316	—
ProFund VP Mid-Cap Growth	5,316	—	23,806	—	129	—
ProFund VP Large-Cap Value	N/A	N/A	N/A	N/A	41,494	—
ProFund VP Large-Cap Growth	N/A	N/A	N/A	N/A	22,375	—
ProFund VP Small-Cap Value	4,513	—	27,446	—	47,243	—
ProFund VP Small-Cap Growth	8,189	—	43,438	—	50,647	—
ProFund VP Asia 30	2,670	—	14,770	—	17,982	—
ProFund VP Europe 30	38,378	—	51,551	—	59,485	—
ProFund VP Japan	1,766	—	10,945	—	14,821	—
ProFund VP UltraBull	56,036	—	32,122	—	38,415	—
ProFund VP UltraMid-Cap	5,026	—	16,098	—	23,189	—

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	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
ProFund VP UltraSmall-Cap	40,455	—	40,456	—	35,344	—
ProFund VP UltraOTC	53,478	—	49,668	—	47,550	—
ProFund VP Bear	77,974	—	97,039	—	30,330	—
ProFund VP Short Mid-Cap	N/A	N/A	N/A	N/A	—	—
ProFund VP Short Small-Cap	54	—	641	—	576	—
ProFund VP Short OTC	10,839	—	31,152	—	25,588	—
ProFund VP Banks	3,991	—	4,340	—	7,117	—
ProFund VP Basic Materials	1,331	—	6,620	—	10,719	—
ProFund VP Biotechnology	20,336	—	18,765	—	9,662	—
ProFund VP Consumer Goods	3,697	—	2,906	—	6,990	—
ProFund VP Consumer Services	881	—	3,159	—	2,324	—
ProFund VP Financials	23,349	—	12,643	—	13,707	—
ProFund VP Health Care	22,086	—	15,180	—	19,679	—
ProFund VP Industrials	635	—	2,451	—	5,311	—
ProFund VP Internet	5,162	—	13,813	—	8,958	—
ProFund VP Oil & Gas	18,773	—	11,363	—	36,945	—
ProFund VP Pharmaceuticals	2,743	—	5,563	—	5,281	—
ProFund VP Precious Metals	8,667	—	32,094	—	28,446	—
ProFund VP Real Estate	35,835	—	18,863	—	30,384	—
ProFund VP Semiconductor	2,504	—	9,305	—	5,079	—
ProFund VP Technology	11,862	—	15,842	—	11,633	—
ProFund VP Telecommunications	6,943	—	5,843	—	7,276	—
ProFund VP Utilities	18,329	—	15,920	—	16,800	—
ProFund VP U.S. Government Plus	21,492	—	46,532	—	21,286	—
ProFund VP Rising Rates Opportunity	3,389	—	28,128	—	80,915	—
ProFund VP Money Market	55,362	—	57,957	—	17,126	—

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2004.

BFSI also acts as transfer agent for each series of the Trust, for which BFSI receives additional fees. The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP and, in general, assists the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds VP. Other duties and services performed by the Advisor under the Management Services Agreement include, but are not limited to, negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of Trustees regarding service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees of the Advisor to serve as officers and Trustees of the Trust.

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CUSTODIAN

UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106.

For each of the ProFunds VP, the custodian, among other things, maintains a custody account or accounts in the name of each ProFund VP; receives and delivers all assets for each ProFund VP upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund VP and pays all expenses of the ProFunds VP. For its services, the custodian receives an asset-based fee and transaction charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm to the ProFunds VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

Ropes & Gray LLP serves as counsel to the ProFunds VP. The firm’s address is One International Place, Boston, Massachusetts 02110-2624.

DISTRIBUTOR

ProFunds Distributors, Inc., an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia and offers shares of ProFunds VP on a continuous basis. ProFunds Distributors, Inc. receives no compensation from the ProFunds VP for serving as distributor. ProFunds Distributors, Inc.’s address is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

DISTRIBUTION (12b-1) PLAN

Pursuant to a 12b-1 Plan (“Distribution Plan”), the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

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The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution services with respect to the shares of the ProFund VP for such entities’ fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a “compensation” plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan’s renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue from year-to-year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust’s Board of Trustees, and of a majority of the Trustees who are not “interested persons” of the Trust and who have no financial interest in the operation of the Distribution Plan or any related agreement (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

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For the fiscal year ended December 31, 2004, each ProFund VP listed below paid the following amount pursuant to the Distribution Plan for distribution services with respect to the shares of the ProFund VP:

	PLAN FEES FYE 12/31/2004
	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel, Underwriters and Broker- Dealers	Interest, Carrying or Other Financing Charges	Other	Approximate Total Amount Spent With Respect to Each Fund
ProFund VP Bull	$0	$0	$713,706	$0	$0	$713,706
ProFund VP Small-Cap	0	0	291,509	0	0	291,509
ProFund VP OTC	0	0	293,590	0	0	293,590
ProFund VP Large-Cap Value	0	0	3,010	0	0	3,010
ProFund VP Large-Cap Growth	0	0	994	0	0	994
ProFund VP Mid-Cap Value	0	0	218,989	0	0	218,989
ProFund VP Mid-Cap Growth	0	0	118,693	0	0	118,693
ProFund VP Small-Cap Value	0	0	251,354	0	0	251,354
ProFund VP Small-Cap Growth	0	0	274,142	0	0	274,142
ProFund VP Asia 30	0	0	94,297	0	0	94,297
ProFund VP Europe 30	0	0	313,593	0	0	313,593
ProFund VP Japan	0	0	77,297	0	0	77,297
ProFund VP UltraBull	0	0	202,823	0	0	202,823
ProFund VP UltraMid-Cap	0	0	123,689	0	0	123,689
ProFund VP UltraSmall-Cap	0	0	189,230	0	0	189,230
ProFund VP UltraOTC	0	0	249,346	0	0	249,346
ProFund VP Bear	0	0	156,938	0	0	156,938
ProFund VP Short Mid-Cap	0	0	112	0	0	112
ProFund VP Short Small-Cap	0	0	2,819	0	0	2,819
ProFund VP Short OTC	0	0	130,686	0	0	130,686
ProFund VP Banks	0	0	37,248	0	0	37,248
ProFund VP Basic Materials	0	0	56,664	0	0	56,664
ProFund VP Biotechnology	0	0	50,377	0	0	50,377
ProFund VP Consumer Goods	0	0	36,466	0	0	36,466
ProFund VP Consumer Services	0	0	12,357	0	0	12,357
ProFund VP Financials	0	0	71,610	0	0	71,610
ProFund VP Health Care	0	0	102,569	0	0	102,569
ProFund VP Industrials	0	0	28,080	0	0	28,080
ProFund VP Internet	0	0	47,875	0	0	47,875
ProFund VP Oil & Gas	0	0	194,134	0	0	194,134
ProFund VP Pharmaceuticals	0	0	27,597	0	0	27,597
ProFund VP Precious Metals	0	0	149,421	0	0	149,421
ProFund VP Real Estate	0	0	160,376	0	0	160,376
ProFund VP Semiconductor	0	0	26,687	0	0	26,687
ProFund VP Technology	0	0	61,106	0	0	61,106
ProFund VP Telecommunications	0	0	38,345	0	0	38,345
ProFund VP Utilities	0	0	89,377	0	0	89,377
ProFund VP U.S. Government Plus	0	0	110,577	0	0	110,577
ProFund VP Rising Rates Opportunity	0	0	428,038	0	0	428,038
ProFund VP Money Market	0	0	85,702	0	0	85,702

Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2004.

REVENUE SHARING ARRANGEMENTS

As disclosed in the Prospectus, the Advisor and the Distributor may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of the ProFunds VP and for other services such as those described in the Prospectus. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

As of the date of this Statement of Additional Information, the Advisor and/or the Distributor have ongoing revenue sharing arrangements with the following entities:

Toews Corporation

Jefferson-Pilot

ADMINISTRATIVE SERVICES

The Trust, on behalf of the ProFunds VP, may enter into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer’s separate account with the ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; generally

58

assisting with compliance with applicable regulatory requirements, responding to ministerial inquiries concerning the ProFund VP’s investment objectives, investment programs, policies and performance; transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP; and providing any related services as the ProFunds VP or their investors may reasonably request. Because of the relatively higher volume of transactions in ProFunds VP, generally, ProFunds VP are authorized to pay higher administrative service fees than might be the case for more traditional mutual funds. To the extent any of these fees are paid by the ProFunds VP, they are included in the amount appearing opposite the caption “Other Expenses” under “Annual Fund Operating Expenses” in the expense tables contained in the Prospectus. In addition, the Advisor or Distributor may compensate such financial intermediaries or their agents directly or indirectly for such services. Compensation paid by the Advisor or Distributor out of their own resources for such services is not reflected in the fees and expenses outlined in the fee table for each ProFund VP.

For these services, the Trust may pay each insurer a quarterly fee equal on an annual basis to up to 0.50% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer’s separate account, or an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

For the fiscal years ended December 31, 2002, 2003 and 2004, each ProFund VP listed below paid the following administrative services fees:

	ADMINISTRATIVE SERVICE FEES FYE 12/31
	2002	2003	2004
ProFund VP Bull	$138,850	$415,810	$1,204,825
ProFund VP Small-Cap	64,598	146,571	291,507
ProFund VP OTC	233,868	551,575	587,461
ProFund VP Large-Cap Value	N/A	N/A	2,081
ProFund VP Large-Cap Growth	N/A	N/A	935
ProFund VP Mid-Cap Value	42,038	116,251	438,306
ProFund VP Mid-Cap Growth	34,450	160,080	237,487
ProFund VP Small-Cap Value	37,445	199,365	497,456
ProFund VP Small-Cap Growth	48,809	295,631	546,954
ProFund VP Asia 30	21,454	105,966	188,196
ProFund VP Europe 30	151,716	303,570	539,745
ProFund VP Japan	15,346	74,874	154,582
ProFund VP UltraBull	228,343	184,739	357,359
ProFund VP UltraMid-Cap	26,768	102,501	234,834
ProFund VP UltraSmall-Cap	158,894	260,330	361,588
ProFund VP UltraOTC	225,106	314,953	491,262
ProFund VP Bear	319,383	574,493	306,066
ProFund VP Short Mid-Cap	N/A	N/A	189
ProFund VP Short Small-Cap	—	15	1,584
ProFund VP Short OTC	108,486	186,764	255,216
ProFund VP Banks	38,107	27,910	74,348
ProFund VP Basic Materials	15,037	49,091	113,082
ProFund VP Biotechnology	92,968	113,234	100,835
ProFund VP Consumer Goods	35,961	18,984	72,955
ProFund VP Consumer Services	7,609	20,001	24,733
ProFund VP Financials	107,225	68,871	121,999
ProFund VP Health Care	99,819	86,974	186,443
ProFund VP Industrials	4,316	17,527	56,183
ProFund VP Internet	28,624	88,326	95,835

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	2002	2003	2004
ProFund VP Oil & Gas	86,197	72,119	387,576
ProFund VP Pharmaceuticals	20,408	35,297	55,129
ProFund VP Precious Metals	78,596	209,260	298,827
ProFund VP Real Estate	161,856	115,392	314,675
ProFund VP Semiconductor	15,364	64,309	53,397
ProFund VP Technology	53,584	78,361	94,415
ProFund VP Telecommunications	33,766	34,575	76,417
ProFund VP Utilities	85,242	97,145	178,342
ProFund VP U.S. Government Plus	190,741	269,505	220,170
ProFund VP Rising Rates Opportunity	26,941	178,963	699,790
ProFund VP Money Market	—	1,965	2,889

Any ProFund VP not appearing in the chart above had not commenced operations as of December 31, 2004.

COSTS AND EXPENSES

Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include, without limitation: the investment advisory fee, management services fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses; brokerage and transaction fees; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and independent Trustees’ fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

ProFunds (the “Trust”) is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future.

All shares of the ProFunds VP are freely transferable. Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds’ VP shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any ProFund VP’s shareholder held personally liable for the obligations of the Trust. The risk of a Trust

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shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ProFunds VP itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a ProFund VP does not grow to a size to permit it to be economically viable, the ProFund VP may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

CAPITALIZATION

As of April 1, 2005, no person owned of record, or to the knowledge of management, beneficially owned, five percent or more of the outstanding shares of a ProFund VP except as set forth below (ProFunds VP are listed in alphabetical order):

Fund	Total Shares	Percent
ProFund VP Asia 30

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	821,169.11	92.86

Jefferson Pilot Financial Insurance Com
One Granite Place 1S 03
Concord, NH 03301
	62,966.24	7.12

ProFund VP Banks

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	214,509.02	99.83

ProFund VP Basic Materials

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,090,784.95	99.93

ProFund VP Bear

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,862,296.77	98.18

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ProFund VP Biotechnology

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	992,833.50	99.92

ProFund VP Bull

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	5,184,117.85	62.35

ING USA Annuity and Life Insurance Co
1475 Dunwoody Dr
W Chester, PA 19380
	3,126,086.86	37.60

ProFund VP Consumer Goods

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	304,382.55	100.00

ProFund VP Consumer Services

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	196,477.26	100.00

ProFund VP Europe 30

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,910,793.39	63.88

ING USA Annuity and Life Insurance Co
1475 Dunwoody Dr
W Chester, PA 19380
	1,061,149.13	35.47

ProFund VP Financials

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	478,669.38	80.97

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Jefferson Pilot Financial Insurance Co
One Granite Place 1S 03
Concord, NH 03301
	110,973.12	18.77

ProFund VP Health Care

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,893,895.58	94.55

Jefferson Pilot Financial Insurance Co
One Granite Place 1S 03
Concord, NH 03301
	107,305.85	5.36

ProFund VP Industrials

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	280,190.97	100.00

ProFund VP Internet

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	244,722.00	100.00

ProFund VP Japan

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	854,829.48	99.96

ProFund VP Large Cap Growth

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	375,693.69	96.29

ProFund VP Large Cap Value

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,099,725.14	98.96

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ProFund VP Mid-Cap Growth

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	3,746,375.11	99.95

ProFund VP Mid-Cap Value

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	4,431,854.50	99.95

ProFund VP Money Market

Canada Life Ins Co of America
8515 E Orchard Road
Greenwood Village, CO 80111	13,358,563.27	85.48

Pruco Life Insurance Company of Arizona
213 Washington Street - 7Th Floor
Attn Valerie Simpson
Newark, NJ 07102-2992	1,222,329.09	7.82

AGL Life Assurance Company Separate Acct
610 West Germantown Pike
Plymouth Meeting, PA 19462
	1,024,235.46	6.55

ProFund VP Oil & Gas

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	3,110,690.27	99.93

ProFund VP OTC

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	4,331,268.68	99.99

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ProFund VP Pharmaceuticals

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	396,678.97	100.00

ProFund VP Precious Metals

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,779,234.80	100.00

ProFund VP Real Estate

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,055,303.10	94.69

Canada Life Ins Co of America
8515 E Orchard Road
Greenwood Village, CO 80111
	55,841.67	5.01

ProFund VP Rising Rates Opportunity

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	6,821,747.36	63.00

ING USA Annuity and Life Insurance Co
1475 Dunwoody Dr
W Chester, PA 19380	3,269,498.94	30.19

Mony Life Insurance Company of America
1740 Broadway
New York, NY 10019	562,579.52	5.20

ProFund VP Semiconductor

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT, 06484-0883	363,816.73	100.00

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ProFund VP Short Mid-Cap

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT, 06484-0883	111,171.05	96.39

ProFund VP Short OTC

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,600,438.76	96.29

ProFund VP Short Small-Cap

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,104,924.05	98.62

ProFund VP Small-Cap

ING USA Annuity and Life Insurance Co
1475 Dunwoody Dr
W Chester, PA 19380	3,357,288.22	99.89

ProFund VP Small-Cap Growth

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	2,055,941.39	98.05

ProFund VP Small-Cap Value

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	2,436,606.05	98.55

ProFund VP Technology

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	737,676.93	71.96

Jefferson Pilot Financial Insurance Co
One Granite Place 1S 03
Concord, NH, 03301
	286,325.00	27.93

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ProFund VP Telecommunications

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	795,203.40	100.00

ProFund VP U.S. Government Plus

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	963,895.98	98.15

ProFund VP Ultra Mid-Cap

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,695,430.55	94.01

Canada Life Ins Co of America
8515 E Orchard Road
Greenwood Village, CO 80111
	105,015.30	5.82
ProFund VP UltraBull

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	2,532,755.92	75.81

Mony Life Insurance Company of America
1740 Broadway
New York, NY 10019
	406,065.82	12.15
Canada Life Ins Co of America
8515 E Orchard Road
Greenwood Village, CO 80111
	283,989.45	8.50
ProFund VP UltraOTC

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	34,653,300.02	94.05

67

Canada Life Ins Co of America
8515 E Orchard Road
Greenwood Village, CO 80111
	2,159,311.74	5.86
ProFund VP UltraSmall-Cap

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	1,508,525.89	88.68

Canada Life Ins Co of America
8515 E Orchard Road
Greenwood Village, CO 80111	189,327.68	11.13

ProFund VP Utilities

American Skandia Life Assurance Corp
PO Box 883
One Corporate Drive
Shelton, CT 06484-0883	2,736,572.36	99.88

A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund VP may be deemed a “control person” (as defined in the 1940 Act) of the ProFund VP and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund VP.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

The discussion below is generally based on the assumption that the shares of each ProFund VP will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the ProFund VP shares will be currently taxed on ProFund VP distributions, and on the proceeds of any redemption of ProFund VP shares, under the Code rules.

For information concerning the federal income tax consequences to a holder of a variable contract, refer to the prospectus for the particular contract. Because insurance companies (and certain other

68

investors) will be the only shareholders of a ProFund VP, no attempt is made here to particularly describe the tax aspects of an investment in such a ProFund VP.

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which such ProFund VP controls and which are engaged in the same, similar, or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below). In the case of each ProFund VP’s investments in loan participations, such ProFund VP shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in (a) in the paragraph above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership that would be Qualifying Income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004, provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the Qualifying Income described in (a) in the paragraph above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (b) in the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

If a ProFund VP failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the ProFund VP would fail to satisfy the diversification requirements described above, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. All distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the ProFund VP could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

69

As described in the Prospectus, the Rising and Falling U.S. Dollar ProFund VP intend to achieve their investment objective by having significant exposure to foreign currencies and by taking positions significantly in forward currency contracts. As described above, at least 90% of a fund’s gross income for each taxable year must be Qualifying Income. The Code grants the Secretary of the Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as Qualifying Income in cases where the foreign currency gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities). In light of this grant of regulatory authority, there is no assurance that the Secretary will not issue regulations. Moreover, there is a remote possibility that such regulations may be applied retroactively. If a ProFund were to fail to qualify as a regulated investment company in any year, then the ProFund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders) and other adverse consequences as described above.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each ProFund VP also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the ProFunds VP by the 1940 Act (in the case of ProFund VP Money Market) and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a ProFund VP as assets of the related separate account, these regulations are imposed on the assets of the ProFund VP. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the ProFund VP may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a ProFund VP to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

70

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment described above. The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holders’ control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. Most, although not necessarily all, ProFunds VP are not materially narrower in focus than the investment strategies described in more recent IRS rulings in which strategies, such as large company stocks, energy stocks, international stocks, small company stocks, mortgage-based securities, telecommunications stocks, energy stocks, and financial services stocks, were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. The Regulations proposed by the Treasury Department last summer relating to §817(h) and current published IRS guidance do not directly speak to the strategies such as those reflected in ProFunds VP described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as ProFunds VP, and such guidance could affect the treatment of the ProFunds VP described herein, including retroactively.

In the event that additional rules or regulations are adopted, there can be no assurance that a ProFund VP will be able to operate as currently described, or that such ProFund VP will not have to change its investment objective or investment policies. A ProFund VP’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the ProFund VP.

Under Treasury Regulations, if a shareholder recognizes a loss on a disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting, requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment

71

is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

Performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the performance of a ProFund VP may be subject to substantial short-term changes.

YIELD CALCULATIONS

From time to time, ProFund VP Money Market may advertise its “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of ProFund VP Money Market refers to the income generated by an investment in ProFund VP Money Market over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly, but, when annualized, the income earned by an investment in ProFund VP Money Market is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.

Since yield fluctuates, yield data cannot necessarily be used to compare an investment in ProFund VP Money Market’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of ProFund VP Money Market should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

COMPARISONS OF INVESTMENT PERFORMANCE

Performance of a ProFund VP may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund VP may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor’s Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the Board of Trade of the City of New York, Inc. and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund VP’s investment performance. In particular, performance information for the ProFunds VP may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones U.S. Index, the Russell 2000 Index and the NASDAQ-100 Index®, among others.

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In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. (“Lipper”), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund VP also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds VP.

Further information about the performance of the ProFunds VP will be contained in the ProFunds’ VP annual and semi-annual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI.

Other Information

The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company make any representations regarding the advisability of investing in securities generally or in the ProFunds VP particularly or in the ability of any of the indices related to such companies, as set forth below (the “Indices”), to track general stock market performance. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “500®,” “S&P MidCap 400,” Standard & Poor’s Mid-Cap 400,” “S&P Small-Cap 600,” “Standard & Poor’s Small-Cap 600,” “S&P 500/Barra Value Index,” “S&P 500/Barra Growth Index,” “S&P Mid-Cap 400/Barra Growth Index,” “S&P Mid-Cap 400/Barra Value Index,” “S&P Small-Cap 600/Barra Growth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc., “New York Board of Trade®”, “NYBOT”, “The U.S. Dollar Index®” and “USDX®” are trademarks or service marks of the Board of Trade of the City of New York, Inc. and have been licensed for use by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100 Index®” is a trademark of the NASDAQ Stock Markets, Inc. (“NASDAQ”). “Philadelphia Stock ExchangeTM Gold/Silver SectorSM Index” is a service mark of the Philadelphia Stock Exchange. “Dow Jones, “Dow 30,” “Dow Jones Industrial Average,” “DJIA,” and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

An index provider’s only relationship to the ProFunds VP, as series of ProFunds is the licensing of certain trademarks and trade names. The index providers have no obligation to take the needs of the ProFunds VP or owners of the shares of the ProFunds VP into consideration in determining, composing or calculating the Indices. The index providers are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds VP are to be converted into cash. The index providers have no obligation or liability in connection with the administration, marketing or trading of ProFunds VP.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO

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THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote the ProFund VP UltraDow 30 or Sector ProFunds VP (together, the “ProFunds”).

•	Recommend that any person invest in the ProFunds VP or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.

•	Consider the needs of the ProFunds VP or investors in the ProFunds VP in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds VP, investors in the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and Financial Statements of the ProFunds VP for the fiscal year ended December 31, 2004 are incorporated herein by reference to the respective Annual Report of the ProFunds VP, such Financial Statements having been audited by PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

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APPENDIX A

PROFUNDS EUROPE 30 INDEX

As of March 31, 2005

Name	Ticker	Type	Industry	Country
Nokia OYJ	NOK	ADR	Telecommunications	FINLAND
HSBC Holdings PLC	HBC	ADR	Banks	UNITED KINGDOM
BP Amoco PLC	BP	ADR	Oil & Gas	UNITED KINGDOM
Royal Dutch Petroleum Co.	RD	NY Reg Shrs	Oil & Gas	NETHERLANDS
Vodafone Group PLC	VOD	ADR	Telecommunications	UNITED KINGDOM
SAP AG	SAP	ADR	Software	GERMANY
AstraZeneca PLC	AZN	ADR	Pharmaceuticals	UNITED KINGDOM
GlaxoSmithKline PLC	GSK	ADR	Pharmaceuticals	UNITED KINGDOM
Unilever NV	UN	NY Reg Shrs	Food	NETHERLANDS
Total Fina SA	TOT	ADR	Oil & Gas	FRANCE
STMicroelectronics NV	STM	NY Reg Shrs	Semiconductors	SWITZERLAND
Ericsson (LM) Telephone Co.	ERICY	ADR	Telecommunications	SWEDEN
Rio Tinto PLC	RTP	ADR	Mining	UNITED KINGDOM
Willis Group Holdings, Ltd.	WSH	Common Stock	Insurance	UNITED KINGDOM
DaimlerChrysler AG	DCX	Common Stock	Auto Manufacturers	GERMANY
Ryanair Holdings PLC	RYAAY	ADR	Airlines	IRELAND
Alcon, Inc.	ACL	Common Stock	Healthcare-Products	SWITZERLAND
Alcatel SA	ALA	ADR	Telecommunications	FRANCE
Novartis AG	NVS	ADR	Pharmaceuticals	SWITZERLAND
Diageo PLC	DEO	ADR	Beverages	UNITED KINGDOM
Autoliv, Inc.	ALV	Common Stock	Auto Parts & Equipment	SWEDEN
Siemens AG	SI	ADR	Miscellaneous Manufacturing	GERMANY
ASM Lithography Holding N.V.	ASML	NY Reg Shrs	Semiconductors	NETHERLANDS
Infineon Technologies	IFX	ADR	Semiconductors	GERMANY
Flamel Technologies	FLML	ADR	Pharmaceuticals	FRANCE
Shell Transport & Trading Co.	SC	ADR	Oil & Gas	UNITED KINGDOM
Elan Corp. PLC	ELN	ADR	Pharmaceuticals	IRELAND
UBS AG	UBS	Common Stock	Banks	SWITZERLAND
Koninklijke (Royal) Philips Electronics N.V.	PHG	NY Reg Shrs	Electronics	NETHERLANDS
Sanofi-Aventis	SNY	ADR	Pharmaceuticals	FRANCE

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

A-1

APPENDIX B

PROFUNDS ASIA 30 INDEX

As of March 31, 2005

Name	Ticker	Type	Industry	Country
Aluminum Corporation of China, Ltd.	ACH	ADR	Mining	CHINA
AU Optronics Corp.	AUO	ADR	Electronics	TAIWAN
BHP Billiton, Ltd.	BHP	ADR	Mining	AUSTRALIA
China Mobile (Hong Kong), Ltd.	CHL	ADR	Telecommunications	HONG KONG
China Petroleum and Chemical Corp.	SNP	Common Stock	Oil & Gas	CHINA
China Telecom Corp., Ltd.	CHA	ADR	Telecommunications	CHINA
China Unicom, Ltd.	CHU	ADR	Telecommunications	HONG KONG
China Yuchai International, Ltd.	CYD	ADR	Auto Parts & Equipment	CHINA
Chinadotcom Corp. – Class A	CHINA	Common Stock	Internet	HONG KONG
Chunghwa Telecom Company, Ltd.	CHT	ADR	Telecommunications	TAIWAN
Dr. Reddy’s Laboratories, Ltd.	RDY	ADR	Pharmaceuticals	INDIA
Flextronics International, Ltd.	FLEX	Common Stock	Electronics	SINGAPORE
Huaneng Power International, Inc.	HNP	ADR	Electric	CHINA
Icici Bank, Ltd.	IBN	ADR	Banks	CHINA
Infosys Technologies, Ltd.	INFY	ADR	Software	INDIA
Kookmin Bank	KB	ADR	Banks	KOREA
Korea Electric Power Corp.	KEP	ADR	Electric	KOREA
KT Corp.	KTC	ADR	Telecommunications	KOREA
Nam Tai Electronics, Inc.	NTE	Common Stock	Electronics	KOREA
National Australia Bank, Ltd.	NAB	ADR	Banks	AUSTRALIA
Netease.com, Inc.	NTES	ADR	Internet	CHINA
PetroChina Company, Ltd.	PTR	ADR	Oil & Gas	CHINA
POSCO	PKX	ADR	Iron/Steel	KOREA
Satyam Computer Services, Ltd.	SAY	ADR	Software	INDIA
SINA Corp.	SINA	Common Stock	Internet	CHINA
SK Telecom Co., Ltd.	SKM	ADR	Telecommunications	KOREA
Sohu.com, Inc.	XOU	Common Stock	Internet	CHINA
Taiwan Semiconductor Manufacturing Co., Ltd.	TSM	ADR	Semiconductors	TAIWAN
Tommy Hilfiger Corp.	TOM	Common Stock	Apparel	HONG KONG
United Microelectronics Corp.	UMC	ADR	Semiconductors	TAIWAN

Eligible countries include Australia, New Zealand, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, India, and China.

B-1

APPENDIX C

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class,

but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA (“DBRs”) — BOND AND LONG TERM DEBT RATINGS :

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P’S MUNICIPAL BOND RATINGS:

AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA: High Grade. The price return characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S MUNICIPAL BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P’S MUNICIPAL NOTE RATINGS:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY’S MUNICIPAL NOTE RATINGS:

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA — COMMERCIAL PAPER AND SHORT-TERM DEBT RATINGS:

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

R-1 (high): Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle): Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low): Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated ‘TBW-1’.

TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rate “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC-”CC”: is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

Part C

Other Information

ITEM 23. Exhibits

(a)(1)	Certificate of Trust of ProFunds (the “Registrant”) (1)

(a)(2)	First Amended Declaration of Trust of the Registrant (2)

(a)(3)	Form of Establishment and Designation of Series dated February 18, 1998 (5)

(a)(4)	Form of Establishment and Designation of Series dated February 23, 1999 (5)

(a)(5)	Form of Establishment and Designation of Eleven Series dated October 15, 1999 (6)

(a)(6)	Form of Establishment and Designation of Three Series (7)

(a)(7)	Form of Establishment and Designation of Seventeen Series (8)

(a)(8)	Form of Establishment and Designation of Series (9)

(a)(9)	Form of Amended Designation of Series (9)

(a)(10)	Form of Establishment and Designation of Four Series (10)

(a)(11)	Form of Establishment and Designation of Series (11)

(a)(12)	Form of Establishment and Designation of Series (12)

(a)(13)	Form of Amended Designation of Series dated January 22, 2001 (14)

(a)(14)	Form of Amended Designation of Series dated May 1, 2001 (14)

(a)(15)	Form of Establishment and Designation of One Series (14)

(a)(16)	Form of Establishment and Designation of Twelve Series (15)

(a)(17)	Form of Establishment and Designation of Six Series (16)

(a)(18)	Form of Establishment and Designation of Six Series (16)

(a)(19)	Form of Amended Designation of Series dated May 1, 2002 (16)

(a)(20)	Form of Establishment and Designation of Two Series (17)

(a)(21)	Form of Establishment and Designation of Two Series (17)

(a)(22)	Establishment and Designation of Six Series (20)

(a)(23)	Form of Establishment and Designation of Two Series (22)

(a)(24)	Form of Amended Designation of Series (22)

(a)(25)	Establishment and Designation of Six Series (23)

(a)(26)	Establishment and Designation of Series (24)

(a)(27)	Establishment and Designation of Series (25)

(b)	By-laws of Registrant (2)

(c)	Not Applicable

(d)(1)	Form of Investment Advisory Agreement (2)

(d)(2)	Investment Advisory Agreement for Cash Management Portfolio (7)

(d)(3)	Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (7)

(d)(4)	Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)

(d)(5)	Form of Amended and Restated Investment Advisory Agreement (8)

(d)(6)	Form of Amended and Restated Investment Advisory Agreement (9)

(d)(7)	Form of Amended and Restated Investment Advisory Agreement (10)

(d)(8)	Form of Amended and Restated Investment Advisory Agreement (11)

(d)(9)	Form of Amended and Restated Investment Advisory Agreement (12)

(d)(10)	Form of Amended and Restated Investment Advisory Agreement (13)

(d)(11)	Form of Amended and Restated Investment Advisory Agreement (15)

(d)(12)	Form of Amended and Restated Investment Advisory Agreement (16)

(d)(13)	Form of Amended and Restated Investment Advisory Agreement (17)

(d)(14)	Form of Amended and Restated Investment Advisory Agreement (18)

(d)(15)	Amended and Restated Investment Advisory Agreement (20)

(d)(16)	Form of Amended and Restated Investment Advisory Agreement (22)

(d)(17)	Restated Investment Advisory Agreement (24)

(d)(18)	Form of Amended and Restated Investment Advisory Agreement (26)

(d)(19)	Amended and Restated Investment Advisory Agreement dated March 10, 2005, between the Registrant and ProFund Advisors LLC (27)

(e)(1)	Form of Distribution Agreement (21)

(e)(2)	Distribution Agreement dated December 15, 2004, between the Registrant and ProFunds Distributors, Inc. (27)

(e)(3)	Form of Class A Distribution Agreement (27)

(e)(4)	Form of Dealer Agreement with respect to Investor Class Shares (20)

(f)	Not Applicable

(g)(1)	Form of Custody Agreement with UMB Bank, N.A. (2)

(g)(2)	Form of Foreign Custody Manager Delegation Agreement (10)

(h)(1)(i)	Form of Transfer Agency Agreement (2)

(h)(1)(ii)	Form of Amendment to Transfer Agency Agreement (18)

(h)(2)	Form of Administration Agreement (21)

(h)(3)	Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company’s Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996.

(h )(4)	Amended Schedule A to the Administration Agreement between the Registrant and BISYS dated March 10, 2005 (27)

(h)(5)	Form of Fund Accounting Agreement (21)

(h) (5)(i)	Fund Accounting Agreement dated January 1, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. (27)

(h)(6)(i)	Form of Management Services Agreement (2)

(h)(6)(ii)	Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)

(h)(6)(iii)	Form of Amended and Restated Management Services Agreement (4)

(h)(5)(iv)	Form of Amended and Restated Management Services Agreement (16)

(h)(6)(v)	Revised Schedule A to Amended and Restated Management Services Agreement (20)

(h)(6)(vi)	Form of Revised Schedule A to Amended and Restated Management Services Agreement (22)

(h)(6)(vii)	Form of Revised Schedule A to Amended and Restated Management Services Agreement (24)

(h)(6)(viii)	Amended and Restated Management Services Agreement restated as of March 10, 2005 between the Registrant and ProFund Advisors LLC (27)

(h)(7)	Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)

(h)(8)	Form of Amendment to Omnibus Fee Agreement (6)

(h)(9)	Form of Participation Agreement (18)

(h)(10)(i)	Form of Administrative Services Agreement (6)

(h )(10)(ii)	Form of Amendment #2 to the Administrative Services Agreement dated as of March 10, 2005 for ProFunds VP dated as of the 18th day of October, 1999, as amended by and among the Registrant and American Skandia Life Assurance Corporation (27)

(h)(11)(i)	Form of Expense Limitation Agreement (21)

(h )(11)(ii)	Amended and Restated Expense Limitation Agreement dated as of March 10, 2005 between the Registrant and ProFund Advisors LLC (27)

(i)	Opinion and Consent of Counsel to the Registrant (2)

(j)	Consent of Independent Registered Public Accounting Firm (27)

(k)	None

(l)	Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)

(m)(1)	Form of Distribution Plan for ProFunds VP (6)

(m)(2)	Form of Shareholder Services Agreement for ProFunds VP (20)

(m)(3)	Form of Distribution and Service Plan (13)

(m)(4)	Form of Distribution and Shareholder Services Agreement for NASD Registered Members (20)

(m)(5)	Form of Distribution and Shareholder Services Agreement for Non-NASD Registered Members (20)

(m )(6)	Distribution and Service Plan relating to the Trust with respect to the Class A shares of the Trust (27)

(n)(1)	Multiple Class Plan (7)

(n)(2)	Form of Amended and Restated Multi-Class Plan (8)

(n)(3)	Form of Amended and Restated Multi-Class Plan (9)

(n)(4)	Form of Amended and Restated Multi-Class Plan (10)

(n)(5)	Form of Amended and Restated Multi-Class Plan (11)

(n)(6)	Form of Amended and Restated Multi-Class Plan (12)

(n)(7)	Form of Amended and Restated Multi-Class Plan (15)

(n)(8)	Amended Schedule A to Form of Amended and Restated Multi-Class Plan (16)

(n)(9)	Revised Schedule A to Amended and Restated Multi-Class Plan (20)

(n)(10)	Form of Revised Schedule A to Amended and Restated Multi-Class Plan (22)

(n)(11)	Form of Revised Schedule A to Amended and Restated Multi-Class Plan (24)

(o)(1)	Powers of Attorney of Trustees and Officers of Scudder Cash Management Portfolio (27)

(o)(2)	Powers of Attorney of Trustees and Officers of ProFunds (20)

(p)(1)	Form of Code of Ethics of Registrant (9)

(p)(2)	Code of Ethics of ProFund Advisors LLC (20)

(p)(3)	Code of Ethics of BISYS Fund Services and Certain Affiliated Companies of BISYS, including ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.) (27)

(p)(4)	Code of Ethics of Deutsche Asset Management (27)

(1)	Filed with initial registration statement.
(2)	Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.
(3)	Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.
(4)	Previously filed on March 2, 1999 as part of Post-Effective Amendment No. 4 and incorporated by reference herein.
(5)	Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.
(6)	Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.
(7)	Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.
(8)	Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9)	Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.
(10)	Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.
(11)	Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.
(12)	Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.
(13)	Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.
(14)	Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.
(15)	Previously filed on June 19, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.
(16)	Previously filed on April 29, 2002 as part of Post-Effective Amendment No. 21 and incorporated by reference herein.
(17)	Previously filed on July 2, 2002 as part of Post-Effective Amendment No. 22 and incorporated by reference herein.
(18)	Previously filed on February 28, 2003 as part of Post-Effective Amendment No. 23 and incorporated by reference herein.
(19)	Previously filed on April 30, 2003 as part of Post-Effective Amendment No. 24 and incorporated by reference herein.
(20)	Previously filed on February 20, 2004 as part of Post-Effective Amendment No. 29 and incorporated by reference herein.
(21)	Previously filed on April 29, 2004 as part of Post-Effective Amendment No. 30 and incorporated by reference herein.
(22)	Previously filed on July 1, 2004 as part of Post-Effective Amendment No. 31 and incorporated by reference herein.
(23)	Previously filed on November 19, 2004 as part of Post-Effective Amendment No. 32 and incorporated by reference herein.
(24)	Previously filed on February 7, 2005 as part of Post-Effective Amendment No. 35 and incorporated by reference herein.
(25)	Previously filed on February 17, 2005 as Part of Post-Effective Amendment No. 36 and incorporated by reference herein.
(26)	Previously filed on February 25, 2005 as Part of Post-Effective Amendment No. 37 and incorporated by reference herein.
(27)	Filed herewith.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

None.

ITEM 25. Indemnification

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections of Investment Adviser

ProFund Advisors LLC, is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management is hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811- 6071). For additional information, please see the Trust’s Statements of Additional Information.

ITEM 27. Principal Underwriter

(a) ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 acts as principal underwriter for the Registrant and Access One Trust.

(b) The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

Name	Principal Position and Office with ProFunds Distributors, Inc.	Position and Offices With Registrant
William J. Tomko	President	None

Robert A. Bucher	Financial and Operations Principal	None

Edward S. Forman	Assistant Secretary	None

James L. Fox	Director	None

Stephen E. Hoffman	Treasurer	None

Richard F. Froio	Vice President, Chief Compliance Officer, Executive Representative and Supervisory Principal	None

Charles L. Booth	Vice President and Assistant Compliance Officer	None

(c) Not applicable.

ITEM 28. Location of Accounts and Records

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

(1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager);

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 100 Summer Street, Boston, Massachusetts 02110 (official records of the Trust and records produced by BISYS in its role as administrator, fund accountant, transfer agent and distributor).

(3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian).

ITEM 29. Management Services

None.

ITEM 30. Undertakings

(a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant’s outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, SCUDDER CASH MANAGEMENT PORTFOLIO has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 29th day of April 2005.

SCUDDER CASH MANAGEMENT PORTFOLIO

By:	/S/ JULIAN F. SLUYTERS
Julian F. Sluyters Chief Executive Officer

SIGNATURES

PROFUNDS

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1993 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on April 29, 2005.

PROFUNDS

/s/ Louis M. Mayberg
Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ Michael L. Sapir	Trustee, Chairman	April 29, 2005
Michael L. Sapir

*	Trustee	April 29, 2005
Russell S. Reynolds, III*

	Trustee	April 29, 2005
Michael Wachs*

/s/ Louis M. Mayberg	President	April 29, 2005
Louis M. Mayberg*

	Treasurer	April 29, 2005
Troy A. Sheets

* By:	/s/ Marc R. Bryant
Marc R. Bryant
As Attorney-in-fact

Date: April 29, 2005

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, SCUDDER CASH MANAGEMENT PORTFOLIO has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 29th day of April, 2005.

SCUDDER CASH MANAGEMENT PORTFOLIO

By:	/s/ Julian Sluyters
Julian Sluyters
Chief Executive Officer